UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05010

THE HUNTINGTON FUNDS

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Michelle Forgach, Esq.

The Huntington National Bank

41 South High Street

Columbus, OH 43287

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Item 1.	Reports to Stockholders.

Semi-Annual

Shareholder

Report

Money Market Funds

Huntington Tax-Free Money Market Fund

Huntington Money Market Fund

Huntington Ohio Municipal Money Market Fund

Huntington U.S. Treasury Money Market Fund

Equity Funds

Huntington Dividend Capture Fund

Huntington Global Select Markets Fund

Huntington Growth Fund

Huntington Income Equity Fund

Huntington International Equity Fund

Huntington Macro 100 Fund

Huntington Mid Corp America Fund

Huntington New Economy Fund

Huntington Real Strategies Fund

Huntington Rotating Markets Fund

Huntington Situs Fund

Huntington Technical Opportunities Fund

Income Funds

Huntington Fixed Income Securities Fund

Huntington Intermediate Government Income Fund

Huntington Mortgage Securities Fund

Huntington Ohio Tax-Free Fund

Huntington Short/Intermediate Fixed Income Securities Fund

Asset Allocation Funds

Huntington Balanced Allocation Fund

Huntington Conservative Allocation Fund

Huntington Growth Allocation Fund

June 30, 2011

CLASS A SHARES

TRUST SHARES

Huntington Tax-Free Money Market Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Demand Notes	71.0%
General Market Notes	20.3%
Cash	8.7%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value

Municipal Bonds — 91.2%
Colorado — 4.2%
$1,165,000	Colorado Educational & Cultural Facilities Authority, National Jewish Foundation Revenue, Series A-5, 0.040%, 4/1/34 (a)	$1,165,000
350,000	Colorado Housing & Finance Authority, (Fannie Mae Ins.), 0.090%, 10/15/16 (a)	350,000
350,000	Colorado Housing & Finance Authority, (Fannie Mae Ins.), 0.090%, 10/15/16 (a)	350,000
500,000	Colorado Housing & Finance Authority, (Fannie Mae Ins.) 0.210%, 10/15/16 (a)	500,000
700,000	Colorado Holland Creek Metropolitan District Revenue, (LOC - Bank of America N.A.), 0.100%, 6/1/41 (a)	700,000
		3,065,000
Connecticut — 1.4%
1,000,000	Hartford, CT, G.O., BAN, 2.000%, 4/12/12	1,010,709
Florida — 25.6%
800,000	Broward County, FL, Education Facilities Authority Revenue, (LOC - Bank of America N.A.), 0.080%, 4/1/20 (a)	800,000
2,990,000	Broward County, FL, School Board, Certificate Participation, (AGM Ins.), 0.110%, 7/1/21 (a)	2,990,000
1,365,000	Broward County, FL, Housing Finance Authority Revenue, (Freddie Mac Ins.), 0.100%, 12/1/29 (a)	1,365,000
100,000	Broward County, FL, Education Facilities Authority Revenue, (LOC - Citibank N.A.), 0.080%, 11/1/31 (a)	100,000

Principal Amount		Value

Municipal Bonds — (Continued)
Florida — (Continued)
$320,000	Daytona Beach, FL, Capital Improvement Revenue, Series A, 2.000%, 2/1/12	$322,416
550,000	Duval County, FL, Housing Finance Authority Revenue, (LOC - U.S. Bank N.A.), 0.090%, 7/1/25 (a)	550,000
1,580,000	Florida Housing Finance Agency Revenue, Series B, (Fannie Mae Ins. LOC - FNMA), 0.100%, 8/1/11 (a)	1,580,000
425,000	Fort Pierce, FL, Capital Improvement Revenue, (FGIC), 4.750%, 9/1/21	427,500
500,000	Jacksonville, FL, Health Facilities Authority Revenue, Baptist Medical Center Project, (LOC - Wells Fargo Bank N.A.), 0.020%, 8/15/21 (a)	500,000
700,000	Jacksonville, FL, Health Facilities Authority Revenue, Baptist Medical Center Project, (LOC - Wells Fargo Bank N.A.), 0.020%, 8/15/27 (a)	700,000
390,000	Manatee County, FL, School Board, Certificate Participation, Series A, (AGM Ins.), 4.500%, 7/1/11	390,000
800,000	North Broward, FL, , Hospital District Revenue, (MBIA Ins. LOC - Wachovia Bank N.A.), 0.060%, 1/15/27 (a)	800,000
200,000	Palm Beach County, FL, Revenue, (INS LOC - Northern Trust Co.), 0.120%, 5/1/25 (a)	200,000
1,050,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.120%, 3/1/30 (a)	1,050,000
700,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.100%, 11/1/36 (a)	700,000
500,000	Pinellas County, FL, Health Facilities Authority Revenue, Series B-2, (AGM Ins.), 0.100%, 11/15/33 (a)	500,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Tax-Free Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Florida — (Continued)
$140,000	Reedy Creek, FL, Improvement Disctrict Florida Utility Revenue, (SPA - Ambac), 5.000%, 10/1/11	$141,369
3,500,000	Sarasota County, FL, Public Hospital District Hospital Revenue, Sarasota Memorial Hospital, Series A, (LOC - Northern Trust Co.), 0.020%, 7/1/37 (a)	3,500,000
1,000,000	University of South Florida Research Foundation, Inc., Revenue, (LOC - Bank of America N.A.), 0.130%, 8/1/34 (a)	1,000,000
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 0.100%, 1/15/32 (a)	1,100,000
		18,716,285
Indiana — 1.0%
700,000	Indiana State Educational Facilities Authority Revenue, Series E, (LOC - U.S. Bank N.A.), 0.100%, 10/1/24 (a)	700,000
Massachusetts — 1.4%
1,000,000	Worcester, MA, G.O., BAN, 1.125%, 11/8/11	1,001,330
Minnesota — 3.3%
445,000	Itasca County, MN, G.O., School District No. 318 Referendum, Series A, 2.000%, 2/1/12	448,621
1,995,000	Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Revenue, Allina Health Systems, Series B-1, (LOC - JPMorgan Chase Bank), 0.030%, 11/15/35 (a)	1,995,000
		2,443,621
Missouri — 1.6%
1,200,000	Missouri State Health & Educational Facilities Authority Revenue, Series B-2, (LOC - Bank of America N.A.), 0.020%, 10/1/35 (a)	1,200,000
New York — 2.7%
2,000,000	Poughkeepsie, NY, G.O., BAN, 1.500%, 3/16/12	2,004,897
North Carolina — 9.4%
2,055,000	Cary, NC, Various Public Improvements, G.O., (SPA - JPMorgan Chase Bank), 0.050%, 6/1/27 (a)	2,055,000
3,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series B, (LOC - U.S. Bank N.A.), 0.020%, 1/15/26 (a)	3,000,000

Principal Amount		Value

Municipal Bonds — (Continued)
North Carolina — (Continued)
$400,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series H, (LOC - Wells Fargo Bank N.A.), 0.020%, 1/15/45 (a)	$400,000
500,000	New Hanover County, NC, Hosipital Revenue, Series A-1, (AGM Ins. SPA - Wachovia Bank N.A.), 0.150%, 10/1/23 (a)	500,000
400,000	New Hanover County, NC, Hosipital Revenue, Series B-1, (AGM Ins.), 0.150%, 10/1/26 (a)	400,000
500,000	North Carolina Capital Facilities Finance Agency Revenue, (LOC - Wachovia Bank N.A.), 0.060%, 5/1/27 (a)	500,000
		6,855,000
Ohio — 21.8%
575,000	Butler County, OH, Capital Funding Revenue Bond, Series A, (LOC - U.S. Bank N.A.), 0.090%, 6/1/35 (a)	575,000
2,385,000	Butler County, OH, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, (LOC - JPMorgan Chase Bank), 0.140%, 9/1/37 (a)	2,385,000
270,000	Clermont County, OH, Library District Special Obligation Revenue, Series A, 2.000%, 12/1/11	271,117
400,000	Cleveland, OH, Cleveland-Cuyahoga Ohio Port Authority Revenue, Carnegie/96th Research Building Project, (LOC - PNC Bank N.A.), 0.060%, 1/1/33 (a)	400,000
170,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue,, Series A, (LOC - U.S. Bank N.A.), 0.090%, 3/1/34 (a)	170,000
3,835,000	Cuyahoga County, OH, Revenue Subseries B3, (Cleveland Clinic), (SPA - Bank of America N.A.), 0.020%, 1/1/39 (a)	3,835,000
200,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.060%, 12/1/21 (a)	200,000
3,000,000	Franklin County, OH, Health Care Facilities Revenue, Ohio Presbyterian, Series A, (LOC - PNC Bank N.A.), 0.080%, 7/1/36 (a)	3,000,000
2,035,000	Green, OH, Street Improvements, G.O., BAN, Series B, 1.000%, 6/29/12	2,044,051

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Tax-Free Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$362,000	Green, OH, G.O., BAN, Series A, 1.000%, 6/29/12	$363,249
100,000	Hamilton County, OH, Hospital Facilities Revenue, Drake Center, Inc., Series A, (LOC - U.S. Bank N.A.), 0.090%, 6/1/19 (a)	100,000
1,000,000	Maple Heights, OH, City School District, G.O., BAN, 1.250%, 4/12/12	1,002,321
650,000	Marietta, OH, Various Purposes, G.O., BAN, 2.000%, 5/17/12	654,505
1,000,000	Union Township, OH, Various Purposes, G.O., BAN, 1.250%, 9/13/11	1,001,007
		16,001,250
Oregon — 0.7%
500,000	Clackamas County, OR, Hospital Facilities Revenue, Legacy Health System, 0.050%, 6/1/37 (a)	500,000
Pennsylvania — 6.0%
400,000	Allegheny County, PA, Hosipital Revenue, UPMC Senior Living Corp., (Fannie Mae Ins.), 0.100%, 7/15/28 (a)	400,000
835,000	Bermudian Springs, PA, School District , (AGM Ins., SPA - Royal Bank of Canada), 0.200%, 5/1/17 (a)	835,000
500,000	Butler County, PA, Industrial Development Revenue, 0.130%, 12/1/14 (a)	500,000
140,000	Jeannette, PA , Municipal Authority Sewer Revenue, (AGM Ins.), 0.800%, 7/1/11	140,000
500,000	Milton, PA, School District, Series AA, (AGM, Ins.), 2.000%, 11/15/11	502,373
2,000,000	Pittsburgh, PA, Water & Sewer Authority Revenue, Series B-1, (AGM Ins. SPA - JPMorgan Chase Bank), 0.110%, 9/1/33 (a)	2,000,000
		4,377,373
Tennessee — 2.2%
1,625,000	Jackson, TN, Health Educational & Housing Facility Board Multifamily Revenue, (Fannie Mae Ins.), 0.100%, 5/15/31 (a)	1,625,000
Texas — 5.6%
200,000	Austin Housing Finance Corp, Housing Finance Corporation Multi Family Housing Revenue, Stassney Woods Apartments, Series A, (Fannie Mae Ins. LOC - JPMorgan Chase Bank), 0.100%, 10/15/32 (a)	200,000

Principal Amount or Shares		Value

Municipal Bonds — (Continued)
Texas — (Continued)
$1,200,000	Harris County, TX Cultural Education Facilities Finance Corp. Revenue, Series B-2, (LOC - JPMorgan Chase & Co.), 0.030%, 9/1/31 (a)	$1,200,000
900,000	Katy, TX, Independent School District, G.O., 0.110%, 8/15/33 (a)	900,000
590,000	North Harris Montgomery Community College District Texas Revenue, Series A, (AMBAC Ins.), 3.750%, 2/15/12	601,229
100,000	Pasadena, TX, Independent School District, G.O., 5.000%, 2/15/12	101,194
1,110,000	Travis County, TX, Housing Finance Corp, Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 0.100%, 2/15/34 (a)	1,110,000
		4,112,423
Virginia — 2.3%
850,000	Arlington County Industrial Development Authority Revenue, Series A, (Freddie Mac Ins.), 0.100%, 3/1/35 (a)	850,000
825,000	Hampton, VA, Redevelopment & Housing Authority Multifamily Housing Revenue, Township Apartments Project, (Fannie Mae Ins.), 0.100%, 10/15/32 (a)	825,000
		1,675,000
West Virginia — 0.4%
300,000	West Virginia Economic Development Authority Revenue, Series A, (SPA - PNC Bank N.A.), 0.130%, 7/1/17 (a)	300,000
Wisconsin — 1.6%
1,190,000	Edgar, WI, School District, BAN, 1.750%, 3/15/12	1,196,122
Total Municipal Bonds (Cost $66,784,010)		66,784,010
Cash Equivalents — 8.7%
3,000,000	FFI Institutional Tax-Exempt Portfolio, 0.010% (b)	3,000,000
3,383,357	Fidelity Tax-Exempt Portfolio, Class I, 0.010% (b)	3,383,357
		6,383,357
Total Cash Equivalents (Cost $6,383,357)		6,383,357
Total Investments (Cost $73,167,367) — 99.9%		73,167,367
Other Assets in Excess of Liabilities — 0.1%		68,618
Net Assets — 100.0%		$73,235,985

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Tax-Free Money Market Fund	(Continued)

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2011.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

AGM — Assured Guaranty Municipal Corp.

BAN — Bond Anticipation Note

FGIC — Federal Government Insurance Corporation

FNMA — Federal National Mortgage Association

G.O. — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

SPA — Standby Purchase Agreement

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Money Market Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
U.S. Government Agencies	29.5%
Corporate Bonds	21.5%
Commercial Paper	18.3%
Municipal Bonds	14.2%
Cash	13.3%
Certificates of Deposit	3.2%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value

U.S. Government Agencies — 30.1%
Federal Farm Credit Bank — 6.6%
$5,000,000	0.226%, 7/1/11 (a)	$5,000,000
15,000,000	0.105%, 5/14/12 (a)	15,000,000
10,000,000	0.200%, 7/6/12 (a)	10,000,000
		30,000,000
Federal Home Loan Bank — 23.5%
39,000,000	0.005%, 7/13/11	38,999,935
10,000,000	0.200%, 7/22/11 (a)	10,000,000
12,495,000	0.175%, 7/29/11 (a)	12,495,000
5,000,000	0.160%, 10/21/11 (a)	5,000,786
10,000,000	0.410%, 4/27/12	10,000,000
15,000,000	0.105%, 6/6/12 (a)	15,000,000
15,000,000	0.330%, 7/16/12	15,000,000
		106,495,721
Total U.S. Government Agencies (Cost $136,495,721)		136,495,721
Corporate Bonds — 22.0%
Consumer Discretionary — 2.3%
5,000,000	McDonald’s Corp., Series G, MTN, 5.750%, 3/1/12	5,179,438
5,000,000	The Walt Disney Co., Series B, MTN, 6.375%, 3/1/12	5,202,256
		10,381,694
Financials — 16.3%
15,000,000	Bank of Nova Scotia,, Series YCD, 0.340%, 12/9/11 (a)	15,000,000
5,450,000	BB&T Corp., 3.100%, 7/28/11	5,459,613
15,000,000	Canadian Imperial Bank of Commerce of New York, Series YCD, 0.476%, 7/17/12 (a)	15,026,537
2,725,000	Citigroup, Inc., 5.250%, 2/27/12	2,803,968

Principal Amount		Value

Corporate Bonds — (Continued)
Financials — (Continued)
$2,280,000	Citigroup, Inc., 0.370%, 3/16/12 (a)	$2,274,745
5,814,000	Credit Suisse USA, Inc., 6.125%, 11/15/11	5,937,245
2,898,000	General Electric Capital Corp., Series NOTZ, MTN, 4.000%, 2/15/12	2,961,669
5,000,000	Goldman Sachs Group, Inc., 0.450%, 2/6/12 (a)	5,000,647
5,775,000	JPMorgan Chase & Co., Series C, MTN, 0.372%, 12/21/11 (a)	5,778,006
5,000,000	Morgan Stanley, Series F, MTN, 0.496%, 1/9/12 (a)	4,998,735
4,200,000	PNC Funding Corp., 0.413%, 1/31/12 (a)	4,201,741
4,500,000	Wachovia Corp., Series E, MTN, 0.404%, 3/1/12 (a)	4,502,490
		73,945,396
Health Care — 1.2%
5,000,000	Pfizer, Inc., 4.450%, 3/15/12	5,140,957
Industrials — 1.1%
5,000,000	General Dynamics Corp., 1.800%, 7/15/11	5,003,009
Information Technology — 1.1%
5,000,000	Hewlett-Packard Co., 4.250%, 2/24/12	5,122,258
Total Corporate Bonds (Cost $99,593,314)		99,593,314
Commercial Papers — 18.7%
15,000,000	ANZ National Int’l Ltd./London, 0.374%, 7/25/11 (a) (b) (c)	15,000,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Money Market Fund	(Continued)

Principal Amount		Value

Commercial Papers — (Continued)
$5,000,000	Bank of America NA, 0.390%, 9/13/11	$4,995,889
5,000,000	Coca Cola Co., 0.170%, 9/19/11	4,998,111
5,000,000	HSBC Finance Corp., 0.25%, 9/29/11	4,996,875
5,000,000	John Deere Credit Ltd., 0.110%, 7/26/11	4,999,618
5,000,000	Johnson & Johnson, 0.170%, 7/13/11	4,999,700
5,000,000	Medtronic, Inc., 0.170%, 8/12/11	4,999,008
5,000,000	Nestle Capital Corp., 0.170%, 7/12/11	4,999,710
5,000,000	Procter & Gamble, 0.060%, 7/5/11	4,999,961
15,000,000	Standard Chartered Bank US, 0.290%, 11/2/11	14,985,017
15,000,000	UBS Financial, Inc., 0.500%, 7/22/11	14,995,450
Total Commercial Papers (Cost $84,969,339)		84,969,339
Municipal Bonds — 14.4%
Kentucky — 2.1%
9,600,000	Carroll County, KY, Solid Waste Disposal Revenue, BPB Acquisition Project, (LOC - Bank of America N.A.), AMT, 0.110%, 5/1/31 (a)	9,600,000
New York — 1.3%
6,000,000	New York State Local Government Assistance Corp. Revenue, Series B, (SPA - JPMorgan Chase Bank), 0.050%, 4/1/21 (a)	6,000,000
North Carolina — 3.3%
5,000,000	Charlotte, NC, Special Obligation Revenue, Uptown Project, (SPA - Wachovia Bank N.A.) 0.350%, 6/1/21 (a)	5,000,000
4,800,000	North Carolina Capital Facilities Finance Agency Education Facilities Revenue, (LOC - Branch Banking & Trust), 0.100%, 10/1/34 (a)	4,800,000
5,000,000	Winston-Salem, NC, Water & Sewer Systems Revenue, Series B, (SPA - Branch Banking & Trust), 0.070%, 6/1/30 (a)	5,000,000
		14,800,000
Ohio — 5.5%
10,000,000	Franklin County, OH, Hospital Revenue, Series A, (SPA - JPMorgan Chase Bank), 0.070%, 11/15/33 (a)	10,000,000

Principal Amount or Shares		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$15,000,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series I, (SPA - Citibank N.A.), AMT, 0.080%, 9/1/36 (a)	$15,000,000
		25,000,000
Texas — 2.2%
5,130,000	Houston, TX, Independent School District, G.O., (SPA - Bank of America N.A.), 0.570%, 6/15/31 (a)	5,130,000
5,000,000	Texas State Department of Housing & Community Affairs Multifamily Housing Revenue, (LOC - Citibank N.A.), AMT, 0.100%, 5/1/40 (a)	5,000,000
		10,130,000
Total Municipal Bonds (Cost $65,530,000)		65,530,000
Cash Equivalents — 13.6%
15,000,000	Citi Euro Deposit, 0.070% (d)	15,000,000
11,504,900	JP Morgan Euro Deposit, 0.010% (d)	11,504,900
5,000,000	FFI Institutional Fund, 0.210% (d)	5,000,000
30,000,000	Fidelity Money Market, 0.170% (d)	30,000,000
Total Cash Equivalents (Cost $61,504,900)		61,504,900
Certificates of Deposit — 3.3%
10,000,000	Toronto Dominion Bank 0.270%, 7/7/11	10,000,017
5,000,000	Toronto Dominion Bank 0.170%, 9/23/11	5,000,000
Total Certificates of Deposit (Cost $15,000,017)		15,000,017
Total Investments (Cost $463,093,291) — 102.1%		463,093,291
Liabilities in Excess of Other Assets — (2.1)%		(9,449,664)
Net Assets — 100.0%		$453,643,627
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2011.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Illiquid security.

(d)	Rate disclosed is the seven day yield as of June 30, 2011.

AMT — Subject to alternative minimum tax

G.O. — General Obligation

LOC — Letter of Credit

MTN — Medium Term Note

SPA — Standby Purchase Agreement

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Demand Notes	77.7%
General Market Notes	18.2%
Cash	4.1%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value

Municipal Bonds — 92.8%
Ohio — 89.9%
$4,000,000	Allen County, OH, Catholic Healthcare, Series C, (LOC - Bank of Nova Scotia), 0.020%, 6/1/34 (a)	$4,000,000
2,300,000	Allen County, OH, Hospital Facilities Revenue, Series B, (LOC - JPMorgan Chase Bank), 0.030%, 10/1/31 (a)	2,300,000
100,000	Allen County, OH, Hospital Facilities Revenue, Series A, (LOC - Bank of America N.A.), 0.278%, 10/1/31 (a)	100,000
100,000	Anthony Wayne Local School District, G.O., 2.000%, 12/1/11	100,522
900,850	Brecksville-Broadview Heights City School District, G.O., 2.000%, 5/11/12	910,076
1,035,000	Butler County, OH, Capital Funding Revenue Bond, Series A, (LOC - U.S. Bank N.A.), 0.090%, 6/1/35 (a)	1,035,000
1,335,000	Canal Winchester, OH, Local School District, School Facilities Construction, G.O., 1.600%, 11/17/11	1,339,287
1,850,000	Cleveland Heights, OH, Various Purposes, G.O., 1.250%, 8/4/11	1,850,769
2,000,000	Cleveland, OH, Cleveland-Cuyahoga Ohio Port Authority Revenue, Carnegie/96th Research Building Project, (LOC - PNC Bank N.A.), 0.060%, 1/1/33 (a)	2,000,000
1,220,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - JPMorgan Chase Bank), 0.070%, 1/1/37 (a)	1,220,000
2,400,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - JPMorgan Chase Bank), 0.070%, 1/1/37 (a)	2,400,000

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$100,000	Cleveland, OH Cuyahoga County Port Authority, 0.060%, 4/1/38 (a)	$100,000
3,455,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue,, (LOC - U.S. Bank N.A.), 0.090%, 7/1/35 (a)	3,455,000
1,700,000	Columbus, OH, G.O., Series 1, (SPA - JPMorgan Chase Bank), 0.050%, 6/1/16 (a)	1,700,000
5,380,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue,, Series A, (LOC - U.S. Bank N.A.), 0.090%, 3/1/34 (a)	5,380,000
440,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue,, (LOC - U.S. Bank N.A.), 0.090%, 12/1/36 (a)	440,000
2,000,000	Cuyahoga County, OH, Hospital Revenue, (LOC - Key Bank N.A.), 0.080%, 3/1/33 (a)	2,000,000
3,510,000	Cuyahoga County, OH, Revenue Subseries B3, (Cleveland Clinic), (SPA - Bank of America N.A.), 0.020%, 1/1/39 (a)	3,510,000
4,300,000	Cuyahoga County, OH, Revenue Subseries B1, (SPA - JPMorgan Chase Bank), 0.020%, 1/1/39 (a)	4,300,000
600,000	Deerfield Township, OH, Various Purposes, G.O., Series B, BAN, 1.500%, 11/8/11	601,804
100,000	Delphi Township, OH, G.O., 2.000%, 12/1/11	100,539
4,000,000	Elyria, OH, Various Purposes, G.O., 1.125%, 6/8/12	4,010,196
1,440,000	Euclid, OH, Various Purposes, G.O., 1.500%, 6/14/12	1,448,165

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$1,395,000	Forest Park, OH, Various Purposes, G.O., Series B, BAN, 1.350%, 10/27/11	$1,397,682
205,000	Franklin County, OH, Hospital Revenue, (LOC - Citibank N.A.), 0.060%, 12/1/11 (a)	205,000
1,480,000	Franklin County, OH, Industrial Development Revenue, (LOC - Bank One Columbus N.A.), 0.140%, 11/1/14 (a)	1,480,000
150,000	Franklin County, OH, Nationwide Hospital, Series G, 0.080%, 5/1/29 (a)	150,000
2,000,000	Franklin County, OH, Health Care Facilities Revenue, Ohio Presbyterian, Series A, (LOC - PNC Bank N.A.), 0.080%, 7/1/36 (a)	2,000,000
4,000,000	Franklin County, OH, Ohiohealth Facilities, Series A, (SPA - Barclays Bank PLC), 0.030%, 11/15/41 (a)	4,000,000
1,500,000	Franklin County, OH, Ohiohealth Facilities, Series B, (SPA - Barclays Bank PLC), 0.030%, 11/15/41 (a)	1,500,000
100,000	Fulton Couny, OH, Health Care Revenue, (LOC - JPMorgan Chase Bank), 0.090%, 11/1/35 (a)	100,000
2,500,000	Geauga County, OH, G.O., BAN, 1.500%, 8/18/11	2,502,775
2,200,000	Hamilton County, OH, Economic Development Revenue, Samual W. Bell Home for Sightless, Inc. Project, (LOC - U.S. Bank N.A.), 0.110%, 4/1/22 (a)	2,200,000
2,000,000	Hamilton County, OH, Hospital Facilities Revenue, Series B, (LOC - PNC Bank N.A.), 0.080%, 6/1/27 (a)	2,000,000
2,420,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - U.S. Bank N.A.), 0.090%, 5/15/28 (a)	2,420,000
1,210,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - JPMorgan Chase Bank), 0.090%, 5/15/28 (a)	1,210,000
500,000	Heath, OH, Water Tank Facilities Improvement, G.O., 1.500%, 3/9/12	501,704
6,600,000	Kent State University, OH, General Receipts Revenue, (Various), Series B, (LOC - Bank of America N.A.), 0.090%, 5/1/32 (a)	6,600,000

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$1,000,000	Lake County, OH, Various Purposes, G.O., 1.500%, 6/28/12	$1,005,914
2,849,000	Licking County, OH, County Road Improvement, G.O., 1.000%, 6/13/12	2,859,757
585,000	Lockland, OH, Various Purposes , G.O., 2.150%, 3/14/12	588,855
715,000	Mahoning County, OH, G,O., 2.000%, 11/23/11	717,102
1,511,000	Maple Heights, OH, Ohio City School District, G.O., 1.250%, 4/12/12	1,514,507
215,000	Massillon, OH, City School District, Classroom Facilities Improvement, 2.000%, 12/1/11	216,158
4,000,000	Montgomery County, OH, Hospital Revenue, Series B, (AMG Ins.) 0.455%, 8/1/47 (a)	4,000,000
1,200,000	Montgomery County, OH, Various Catholic Health, Series B-1, 0.050%, 3/1/27 (a)	1,200,000
1,000,000	Montgomery County, OH, Miami VY Hospital, Series C, (SPA - Wells Fargo Bank N.A.), 0.020%, 11/15/39 (a)	1,000,000
1,935,000	Montgomery County, OH, Miami VY Hospital, Series B, (SPA - Barclays Bank PLC), 0.020%, 11/15/39 (a)	1,935,000
4,000,000	Montgomery County, OH, Miami VY Hospital, Series B, (SPA - JP Morgan Chase Bank) 0.020%, 11/15/45 (a)	4,000,000
100,000	North Canton, OH, G.O., Series A, 2.000%, 12/1/11	100,518
712,000	Norton, OH, Various Purposes, G,.O., 2.250%, 8/25/11	713,330
755,000	Norton, OH, City School District, Refunding School Improvement, G.O., 1.875%, 8/25/11	755,872
5,000,000	Ohio Air Quality Development Authority Refunding Revenue, 0.030%, 2/1/26 (a)	5,000,000
500,000	Ohio Air Quality Development Authority Refunding Revenue, Series B, (LOC - Wells Fargo Bank N.A.), 0.070%, 12/1/33 (a)	500,000
400,000	Ohio Housing Finance Agency Multifamily Revenue,, (Housing Chambrel at Montrose), Series F, (Fannie Mae Ins.) 0.280%, 11/15/32 (a)	400,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$200,000	Ohio State, G.O., Series A, 3.000%, 11/1/11	$201,635
1,910,000	Ohio State, G.O., Series C, 0.050%, 6/15/26 (a)	1,910,000
500,000	Ohio State Higher Educational Facilities, 0.100%, 12/1/37 (a)	500,000
3,000,000	Ohio State Higher Educational Facilities Commission Revenue, 0.020%, 1/1/43 (a)	3,000,000
945,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, (Various), (LOC - U.S. Bank N.A.), 0.060%, 5/1/15 (a)	945,000
1,045,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.120%, 12/1/24 (a)	1,045,000
2,690,000	Ohio State Higher Educational Facilities Revenue, Xavier University, (LOC - U.S. Bank N.A.), 0.060%, 11/1/30 (a)	2,690,000
345,000	Ohio State Higher Educational Facilities Revenue, (LOC - JPMorgan Chase Bank), 0.100%, 12/1/32 (a)	345,000
5,000,000	Ohio State Higher Educational Facilities Revenue, (Case Western Reserve), Series B, (LOC - Bank of America N.A.), 0.020%, 12/1/44 (a)	5,000,000
400,000	Ohio State Parks & Recreation Revenue, Infrastructure Improvements Revenue, G.O., Series B, 0.030%, 8/1/17 (a)	400,000
5,635,000	Ohio State Parks & Recreation Revenue, G.O., Series D, 0.030%, 2/1/19 (a)	5,635,000
2,000,000	Ohio State Parks & Recreation Revenue, 0.030%, 2/1/23 (a)	2,000,000
425,000	Ohio State Parks & Recreation Revenue, School Improvements, G.O., Series A, 0.040%, 3/15/25 (a)	425,000
820,000	Ohio State Parks & Recreation Revenue, G.O., Series B, 0.040%, 3/15/25 (a)	820,000
465,000	Ohio State University, Infrastructure Improvements Revenue, Series B, 0.040%, 8/1/21 (a)	465,000
3,265,000	Ohio State University General Receipts Revenue, (Various), (AMG Ins.), 3.000%, 12/1/26 (a)	3,265,000

Principal Amount or Shares		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$1,160,000	Ohio State University General Receipts Revenue, (Various), 0.030%, 12/1/27 (a)	$1,160,000
200,000	Ohio State University General Receipts Revenue, G.O., Series B, 0.040%, 6/1/35 (a)	200,000
300,000	Ohio State Water Development Authority Revenue, Series B, (LOC - Wachovia Bank N.A.), 0.020%, 12/1/33 (a)	300,000
600,000	Oxford, OH, Water Supply Systems, G.O., 2.000%, 12/1/11	603,135
700,000	Parma, OH, Hospital Improvements Revenue, Series C, (LOC - JPMorgan Chase Bank), 0.080%, 11/1/30 (a)	700,000
625,000	Princeton, OH, County School District, G.O., 1.300%, 11/29/11	626,670
850,000	Rossford, OH, G.O., 1.000%, 4/13/12	851,980
4,000,000	Summit County, OH, Healthcare Facilities Revenue, (LOC - PNC Bank. N.A.), 0.130%, 12/1/25 (a)	4,000,000
300,000	Troy, OH, Various Purposes, G.O., 1.000%, 12/1/11	300,477
930,000	Trumbull County, OH, G.O., Series B, 1.750%, 3/16/12	935,869
135,000	Xenia, OH, Community School District, G.O., 0.700%, 12/1/11	135,000
135,000	Zanesville City School District, G.O., 2.000%, 12/1/11	135,757
		137,671,055
Puerto Rico — 2.9%
4,500,000	Puerto Rico Highway & Transportation Authority, 2.600%, 1/1/28 (a)	4,500,000
Total Municipal Bonds (Cost $142,171,055)		142,171,055
Cash Equivalents — 4.0%
800	FFI Institutional Tax-Exempt Fund 0.010% (b)	800
6,140,237	Fidelity Tax-Exempt Portfolio, Class I, 0.010% (b)	6,140,237
		6,141,037
Total Cash Equivalents (Cost $6,141,037)		6,141,037
Total Investments (Cost $148,312,092) — 96.8%		148,312,092
Other Assets in Excess of Liabilities — 3.2%		4,825,889
Net Assets — 100.0%		$153,137,981

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	(Continued)

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2011.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

BAN — Bond Anticipation Note

G.O. — General Obligation

LOC — Letter of Credit

SPA — Standby Purchase Agreement

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington U.S. Treasury Money Market Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
U.S. Treasury Obligations	63.2%
Repurchase Agreements	36.8%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value

U.S. Treasury Obligations — 63.2%
U.S. Treasury Bills — 58.6% (a)
$9,999,300	0.150%, 7/7/11	$9,999,008
15,000,000	0.001%, 7/28/11	14,999,977
10,000,000	0.001%, 8/4/11	9,999,991
6,817,500	0.170%, 8/11/11	6,816,141
5,000,000	0.170%, 9/1/11	4,998,536
6,171,500	0.030%, 9/8/11	6,171,086
10,000,000	0.160%, 9/15/11	9,996,601
25,000,000	0.130%, 9/22/11	24,992,317
23,130,000	0.120%, 9/29/11	23,123,242
17,190,500	0.060%, 10/6/11	17,187,759
25,000,000	0.060%, 10/13/11	24,995,667
947,600	0.020%, 10/20/11	947,527
10,000,000	0.060%, 10/27/11	9,998,066
12,149,100	0.010%, 11/3/11	12,148,467
15,000,000	0.090%, 11/17/11	14,994,788
64,500	0.060%, 11/25/11	64,484
		191,433,657
U.S. Treasury Notes — 4.6%
7,500,000	1.000%, 9/30/11	7,514,412
7,500,000	1.000%, 10/31/11	7,518,785
		15,033,197
Total U.S. Treasury Obligations (Cost $206,466,854)		206,466,854

Principal Amount		Value
Repurchase Agreements — 36.8%
$30,000,000	Bank of America, 0.000%, dated 6/24/11 due 7/1/11, repurchase price $30,000,000 (Fully collaterlized by U.S. Treasury Bond, 0.625%, 02/28/13)	$30,000,000
30,000,000	Barclays Capital Group, 0.000% dated 6/30/11 due 7/7/11, repurchase price $30,000,000 (Fully collaterlized by U.S. Treasury Bond, 0.625%, 01/31/13)	30,000,000
30,000,000	Credit Suisse, 0.000%, dated 6/30/11 due 7/1/11, repurchase price $30,000,000 (Fully collaterlized by U.S. Treasury Bond, 0.250%, 04/15/14)	30,000,000
30,000,000	Golman Sachs, 0.010%, dated 6/28/11 due 7/5/11, repurchase price $30,000,058 (Fully collaterlized by U.S. Treasury Bond, 4.375%, 02/15/38)	30,000,000
Total Repurchase Agreements (Cost $120,000,000)		120,000,000
Total Investments (Cost $326,466,854) — 100.0%		326,466,854
Liabilities in Excess of Other Assets — (0.0)%		(3,512)
Net Assets — 100.0%		$326,463,342
(a)	Rate represents the effective yield at purchase.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Common Stocks	71.0%
Preferred Stocks	24.5%
Cash[1]	2.5%
Exchange-Traded Funds	2.0%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 70.6%
Consumer Discretionary — 3.9%
41,000	Comcast Corp., Class A	$1,038,940
61,000	Gentex Corp.	1,844,030
41,500	Hillenbrand, Inc.	981,475
20,500	The Buckle, Inc.	875,350
18,000	Time Warner, Inc.	654,660
		5,394,455
Consumer Staples — 7.3%
69,000	Archer-Daniels-Midland Co.	2,080,350
19,000	Colgate-Palmolive Co.	1,660,790
18,000	Ruddick Corp.	783,720
8,000	The Hershey Co.	454,800
61,500	Universal Corp.	2,316,705
36,000	Walgreen Co.	1,528,560
23,500	Wal-Mart Stores, Inc.	1,248,790
		10,073,715
Energy — 12.2%
31,000	Cenovus Energy, Inc.	1,167,460
9,000	Chevron Texaco Corp.	925,560
43,000	ConocoPhillips	3,233,170
44,500	Exxon Mobil Corp.	3,621,410
34,000	Murphy Oil Corp.	2,232,440
37,000	Royal Dutch Shell PLC ADR	2,631,810
52,000	Total SA ADR	3,007,680
		16,819,530
Financials — 13.9%
20,000	ACE Ltd.	1,316,400
40,500	American Financial Group, Inc.	1,445,445
31,500	Assurant, Inc.	1,142,505
22,000	Bank of Montreal	1,398,100
61,500	Federated Investors, Inc., Class B	1,466,160
27,000	Highwoods Properties, Inc.	894,510
34,000	JPMorgan Chase & Co.	1,391,960
22,500	M&T Bank Corp.	1,978,875
51,000	NYSE Euronext	1,747,770
26,500	The Travelers Cos., Inc.	1,547,070

Shares		Value

Common Stocks — (Continued)
Financials — (Continued)
28,000	U.S. Bancorp	$714,280
61,000	Unitrin, Inc.	1,809,870
65,000	Waddell & Reed Financial, Inc.	2,362,750
		19,215,695
Health Care — 7.2%
26,500	Abbott Laboratories	1,394,430
44,500	AstraZeneca PLC ADR	2,228,115
8,000	Baxter International, Inc.	477,520
23,000	Cardinal Health, Inc.	1,044,660
72,000	Eli Lilly & Co.	2,702,160
57,500	Merck & Co., Inc.	2,029,175
		9,876,060
Industrials — 7.7%
17,000	3M Co.	1,612,450
63,000	Brady Corp.	2,019,780
56,000	CSX Corp.	1,468,320
73,000	General Electric Co.	1,376,780
30,000	Lockheed Martin Corp.	2,429,100
47,500	Waste Management, Inc.	1,770,325
		10,676,755
Information Technology — 3.4%
52,000	Corning, Inc.	943,800
86,000	Intel Corp.	1,905,760
31,500	Microsoft Corp.	819,000
76,299	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	962,130
		4,630,690
Materials — 2.0%
10,000	Sensient Technologies Corp.	370,700
32,000	Sonoco Products Co.	1,137,280
36,000	Southern Copper Corp.	1,183,320
		2,691,300

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Real Estate Investment Trusts — 6.8%
23,000	Acadia Realty Trust	$467,590
10,000	EastGroup Properties, Inc.	425,100
12,000	Entertainment Properties Trust	560,400
5,000	Equity Residential	300,000
20,000	HCP, Inc.	733,800
18,500	Health Care REIT, Inc.	969,955
5,500	Home Properties, Inc.	334,840
14,250	Mid-America Apartment Communities, Inc.	961,448
10,500	National Health Investors, Inc.	466,515
11,500	PS Business Parks, Inc.	633,650
39,000	Realty Income Corp.	1,306,110
5,000	Simon Property Group, Inc.	581,150
17,000	Sovran Self Storage, Inc.	697,000
19,000	Ventas, Inc.	1,001,490
		9,439,048
Telecommunication Services — 1.9%
71,500	Verizon Communications, Inc.	2,661,945
Utilities — 4.3%
95,000	CMS Energy Corp.	1,870,550
19,750	Entergy Corp.	1,348,530
64,000	Exelon Corp.	2,741,760
		5,960,840
Total Common Stocks (Cost $91,018,517)		97,440,033
Preferred Stocks — 24.3%
Consumer Discretionary — 0.9%
50,000	Viacom, Inc., 6.850%	1,268,500
Energy — 2.7%
60,000	Dominion Resources, Inc., Class A, 8.375%	1,716,600
70,000	NextEra Energy Capital Holdings, Inc., 8.750%	2,015,300
		3,731,900
Financials — 15.7%
45,000	Allianz SE, 8.375%	1,215,405
25,000	American Financial Group, Inc., 7.000%	634,250
50,000	Ameriprise Financial, Inc., 7.750%	1,372,000
6,229	Barclays Bank PLC, 6.625%	149,745
69,998	BB&T Capital Trust V, 8.950%	1,840,247
50,000	Credit Suisse Guernsey, 7.900%	1,315,500
20,000	General Electric Capital Corp., 6.000%	512,800
45,000	Goldman Sachs Group, Inc., 6.200%	1,130,400
65,000	JPMorgan Chase Capital XXVI, 8.000%	1,719,900
12,000	KeyCorp Capital VIII, 7.000%	303,960
65,000	M&T Capital Trust IV, 8.500%	1,703,000

Shares		Value

Preferred Stocks — (Continued)
Financials — (Continued)
25,000	Merrill Lynch & Co. Capital Trust V, 7.280%	$620,750
60,000	Morgan Stanley Capital Trust, 6.600%	1,474,200
34,000	PartnerRe Ltd., 6.500%	830,620
30,000	PLC Capital Trust IV, 7.250%	750,300
65,000	PNC Capital Trust E, 7.750%	1,688,050
50,000	Prudential Financial, Inc., 9.000%	1,393,000
35,000	Renaissancere Holdings Ltd., 6.080%	835,450
10,000	USB Capital XI, 6.600%	254,700
75,000	Wachovia Capital Trust X, 7.850%	1,931,250
		21,675,527
Real Estate Investment Trusts — 3.2%
65,000	Kimco Realty Corp., 7.750%	1,693,900
30,000	Public Storage, Inc., 6.450%	753,600
72,000	Vornado Realty LP, 7.875%	1,972,800
		4,420,300
Telecommunication Services — 0.5%
25,422	AT&T, Inc., 6.375%	680,039
Utilities — 1.3%
15,000	Interstate Power & Light Co., 8.375%	430,500
50,000	Xcel Energy, Inc., 7.600%	1,375,000
		1,805,500
Total Preferred Stocks (Cost $32,154,865)		33,581,766
Exchange-Traded Funds — 2.0%
30,000	iShares FTSE/Xinhua China 25 Index Fund	1,860,000
36,000	The Technology Select Sector SPDR Fund	925,200
Total Exchange-Traded Funds (Cost $2,357,340)		2,785,200
Cash Equivalents — 2.5%
3,464,658	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	3,464,658
Total Cash Equivalents (Cost $3,464,658)		3,464,658
Total Investments (Cost $128,995,380) — 99.4%		137,271,657
Other Assets in Excess of Liabilities — 0.6%		804,724
Net Assets — 100.0%		$138,076,381
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Liability Co.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Common Stocks	82.7%
Exchange-Traded Funds	9.7%
Foreign Bonds	6.3%
Cash[1]	1.3%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 81.9%
Brazil — 15.3%
Consumer Discretionary — 3.5%
16,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	$751,200
22,500	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	758,925
20,384	Lojas Americanas SA	197,307
		1,707,432
Consumer Staples — 0.7%
13,000	Natura Cosmeticos SA	326,000
Energy — 1.7%
25,000	Petroleo Brasileiro S.A. ADR	846,500
Financials — 3.5%
25,000	Banco Bradesco SA ADR ADR	512,250
18,000	Itau Unibanco Holding SA	417,577
35,000	Itau Unibanco Holding SA ADR	824,250
		1,754,077
Information Technology — 1.7%
45,000	Totvs SA	817,211
Materials — 1.9%
30,000	Vale SA ADR	958,500
Telecommunication Services — 2.3%
38,750	Telecomunicacoes de Sao Paulo SA ADR	1,150,875
		7,560,595
Canada — 1.7%
Energy — 1.7%
27,000	EnCana Corp.	831,330
Cayman Islands — 2.9%
Consumer Discretionary — 2.9%
440,000	Wynn Macau Ltd.	1,433,363

Shares		Value

Common Stocks — (Continued)
Chile — 2.4%
Materials — 2.4%
18,000	Sociedad Quimica y Minera de Chile SA ADR	$1,164,960
China — 9.3%
Consumer Staples — 1.7%
120,000	China Yurun Food Group Ltd.	337,715
85,000	Tsingtao Brewery Co. Ltd.	490,992
		828,707
Energy — 3.9%
500,000	China Oilfield Services Ltd.	909,827
7,000	PetroChina Co. Ltd. ADR	1,022,210
		1,932,037
Financials — 2.7%
900,000	Agricultural Bank of China Ltd.	473,033
900,000	Bank of China Ltd.	438,336
500,000	China Construction Bank Corp.	414,434
		1,325,803
Health Care — 1.0%
360,000	Shandong Weigao Group Medical Polymer Co. Ltd.	519,064
		4,605,611
Hong Kong — 1.3%
Information Technology — 1.3%
390,000	Digital China Holdings Ltd.	631,482
India — 3.6%
Financials — 1.4%
13,000	Axis Bank Ltd.	375,962
70,000	Rural Electrification Corp. Ltd.	307,535
		683,497

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
India — (Continued)
Health Care — 1.4%
20,000	Dr. Reddy’s Laboratories Ltd. ADR	$686,600
Materials — 0.8%
105,000	Hindalco Industries Ltd.	425,157
		1,795,254
Indonesia — 12.8%
Consumer Discretionary — 2.2%
145,000	Astra International Tbk PT	1,074,481
Consumer Staples — 2.6%
1,900,000	Indofood Sukses Makmur Tbk PT	1,273,904
Financials — 2.7%
1,200,000	Bank Central Asia Tbk PT	1,070,429
311,163	Bank Mandiri Tbk PT	261,238
		1,331,667
Industrials — 2.1%
360,151	United Tractors Tbk PT	1,045,681
Materials — 2.1%
4,040,000	Holcim Indonesia Tbk PT	1,036,381
Utilities — 1.1%
1,200,000	Perusahaan Gas Negara PT	563,200
		6,325,314
Israel — 1.7%
Health Care — 1.7%
17,000	Teva Pharmaceutical Industries Ltd., ADR	819,740
Poland — 4.3%
Financials — 2.5%
3,200	Bank Pekoe SA	189,230
9,000	Bre Bank SA*	1,069,343
		1,258,573
Utilities — 1.8%
100,000	Polska Grupa Energetyczna SA	874,257
		2,132,830
Republic of South Korea — 13.5%
Consumer Discretionary — 3.8%
63,000	Dong Ah Tire & Rubber Co Ltd.	560,866
5,800	Hyundai Motor Co.	1,288,164
		1,849,030
Consumer Staples — 2.5%
2,850	LG Household & Health Care Ltd.	1,225,893
Financials — 1.2%
21,420	Korean Reinsurance Co.	280,020
7,000	Shinhan Financial Group Co. Ltd.*	333,896
		613,916

Principal Amount or Shares		Value

Common Stocks — (Continued)
Republic Of South Korea — (Continued)
Industrials — 2.3%
2,750	Hyundai Heavy Industries Co. Ltd.*	$1,142,934
Materials — 3.7%
1,400	Korea Zinc Co. Ltd.*	537,250
12,000	POSCO ADR	1,303,440
		1,840,690
		6,672,463
South Africa — 1.6%
Energy — 1.6%
15,000	Sasol Ltd. ADR	793,350
Taiwan — 10.2%
Consumer Staples — 0.8%
70,000	President Chain Store Corp.	403,346
Financials — 2.2%
710,000	Fubon Financial Holding Co. Ltd.	1,088,080
Materials — 6.1%
885,160	Asia Cement Corp.	1,259,730
275,000	Formosa Plastics Corp.	987,972
243,000	Taiwan Fertilizer Co. Ltd.	744,798
		2,992,500
Telecommunication Services — 1.1%
15,708	Chunghwa Telecom Co. Ltd. ADR	542,711
		5,026,637
United Kingdom — 1.3%
Materials — 1.3%
8,800	Rio Tinto PLC ADR	636,416
Total Common Stocks (Cost $35,801,981)		40,429,345
Exchange-Traded Funds — 9.7%
20,000	iShares FTSE China 25 Index Fund	859,000
17,500	iShares MSCI All Peru Capped Index Fund	658,350
6,500	iShares MSCI Chile Investable Market Index Fund	489,905
120,000	iShares MSCI Malaysia Index Fund	1,833,600
50,000	iShares MSCI Hong Kong Index Fund	926,000
Total Exchange-Traded Funds (Cost $4,821,441)		4,766,855
Foreign Bonds — 6.2%
200,000	Australian Government, Series 119, 6.250%, 4/15/15 (a)	225,097
200,000	Australian Government, Series 120, 6.000%, 2/15/17 (a)	225,578
750,000	Brazilian Government International Bond, 12.500%, 1/5/16 (b)	566,106
200,000	Canadian Government, 4.000%, 6/1/17 (c)	224,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	(Continued)

Principal Amount or Shares		Value

Foreign Bonds — (Continued)
350,000	European Bank for Reconstruction & Development, Series E, MTN, 9.500%, 11/6/13 (b)	$228,375
1,000,000,000	Indonesian Treasury Bill, Series SP19, 0.000%, 7/7/11 (d) (e)	115,928
1,700,000,000	Indonesia Government, Series FR55, 7.375%, 9/15/16 (d)	202,288
4,700,000,000	Indonesian Government, Series FR53, 8.250%, 7/15/21 (d)	571,031
4,200,000,000	Indonesian Government, Series FR23, 11.000%, 12/15/12 (d)	524,690
1,700,000,000	KFW, Series E, 7.500%, 7/17/12 (d)	202,708
		3,085,801
Total Foreign Bonds (Cost $2,775,956)		3,085,801
Cash Equivalents — 1.3%
624,805	Huntington Money Market Fund, Interfund Shares, 0.010% (f) (g)	624,805
250	Fidelity Institutional Money Market Portfolio, 0.170% (f)	250
Total Cash Equivalents (Cost $625,055)		625,055
Total Investments (Cost $44,024,433) — 99.1%		48,907,056
Other Assets in Excess of Liabilities — 0.9%		449,527
Net Assets — 100.0%		$49,356,583
(a)	Foreign-denominated security. Principal amount is reported in Australian Dollars.

(b)	Foreign-denominated security. Principal amount is reported in Brazilian Real.

(c)	Foreign-denominated security. Principal amount is reported in Canadian Dollars.

(d)	Foreign-denominated security. Principal amount is reported in Indonesian Rupiah.

(e)	Zero coupon capital appreciation bond.

(f)	Rate disclosed is the seven day yield as of June 30, 2011.

(g)	Investment in affiliate.

*	Non-income producing security.

ADR — American Depositary Receipt

MTN	— Medium Term Note

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Growth Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Information Technology	28.9%
Health Care	13.1%
Consumer Discretionary	12.5%
Consumer Staples	12.0%
Industrials	11.0%
Energy	7.1%
Cash[1]	4.5%
Materials	3.9%
Telecommunication Services	3.7%
Real Estate Investment Trusts	1.9%
Financials	0.9%
Utilities	0.5%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 95.5%
Consumer Discretionary — 12.5%
7,290	Amazon.com, Inc.*	$1,490,732
7,170	Chipotle Mexican Grill, Inc.*	2,209,722
27,560	Ctrip.com International Ltd. ADR*	1,187,285
31,900	DIRECTV, Class A*	1,621,158
55,970	Home Depot, Inc.	2,027,233
20,360	Lululemon Athletica, Inc.*	2,276,655
18,120	McDonald’s Corp.	1,527,878
11,920	Netflix, Inc.*	3,131,265
3,830	Priceline.com, Inc.*	1,960,692
		17,432,620
Consumer Staples — 12.0%
86,680	Altria Group, Inc.	2,289,219
52,380	McCormick & Co., Inc.	2,596,477
36,050	PepsiCo, Inc.	2,539,002
34,720	Philip Morris International, Inc.	2,318,254
37,820	Procter & Gamble Co.	2,404,217
36,720	The Coca-Cola Co.	2,470,889
38,390	Wal-Mart Stores, Inc.	2,040,045
		16,658,103
Energy — 7.1%
17,840	Anadarko Petroleum Corp.	1,369,398
15,720	Carbo Ceramics, Inc.	2,561,574
12,780	Chevron Texaco Corp.	1,314,295
47,380	Enterprise Products Partners LP	2,047,290
21,500	Peabody Energy Corp.	1,266,565

Shares		Value

Common Stocks — (Continued)
Energy — (Continued)
15,580	Schlumberger Ltd.	$1,346,112
		9,905,234
Financials — 0.9%
13,380	Aflac, Inc.	624,578
14,490	JPMorgan Chase & Co.	593,221
		1,217,799
Health Care — 13.1%
39,290	Abbott Laboratories	2,067,440
29,250	Edwards LifeSciences Corp.*	2,550,015
59,740	Merck & Co., Inc.	2,108,225
22,450	Novo-Nordisk A/S ADR	2,812,536
47,800	Pfizer, Inc.	984,680
43,340	UnitedHealth Group, Inc.	2,235,477
48,140	Varian Medical Systems, Inc.*	3,370,763
27,660	WellPoint, Inc.	2,178,778
		18,307,914
Industrials — 11.0%
31,350	Caterpillar, Inc.	3,337,521
106,410	CSX Corp.	2,790,070
35,760	Deere & Co.	2,948,412
35,780	Joy Global, Inc.	3,407,687
27,690	Union Pacific Corp.	2,890,836
		15,374,526

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Growth Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Information Technology — 28.9%
19,690	Apple, Inc.*	$6,609,342
99,090	ARM Holdings PLC ADR	2,817,129
46,300	Baidu, Inc. SP ADR*	6,488,019
170,380	EMC Corp.*	4,693,969
16,430	International Business Machines Corp.	2,818,567
39,750	NetEase.com, Inc. ADR*	1,792,328
91,430	Oracle Corp.	3,008,961
48,810	QUALCOMM, Inc.	2,771,920
84,750	Rackspace Hosting, Inc.*	3,622,215
19,180	Salesforce.com, Inc.*	2,857,436
68,000	SanDisk Corp.*	2,822,000
		40,301,886
Materials — 3.9%
20,360	Allegheny Technologies, Inc.	1,292,249
38,300	Du Pont (E.I.) de Nemours & Co.	2,070,115
12,570	Freeport-McMoRan Copper & Gold, Inc., Class B	664,953
19,960	Rio Tinto PLC ADR	1,443,507
		5,470,824
Real Estate Investment Trusts — 1.9%
24,380	Health Care REIT, Inc.	1,278,243
19,670	Mid-America Apartment Communities, Inc.	1,327,135
		2,605,378

Shares		Value

Common Stocks — (Continued)
Telecommunication Services — 3.7%
80,920	Aruba Networks, Inc.*	$2,391,186
90,580	Frontier Communications Corp.	730,981
18,540	Verizon Communications, Inc.	690,244
101,930	Windstream Corp.	1,321,013
		5,133,424
Utilities — 0.5%
17,290	AGL Resources, Inc.	703,876
Total Common Stocks (Cost $111,135,250)		133,111,584
Cash Equivalents — 4.5%
6,336,914	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	6,336,914
Total Cash Equivalents (Cost $6,336,914)		6,336,914
Total Investments (Cost $117,472,164) — 100.0%		139,448,498
Other Assets in Excess of Liabilities — 0.0%		1,548
Net Assets — 100.0%		$139,450,046
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

*	Non-income producing security.

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Liability Co.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Income Equity Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Energy	18.6%
Financials	13.3%
Industrials	12.0%
Consumer Staples	11.1%
Health Care	11.0%
Real Estate Investment Trusts	7.1%
Utilities	6.6%
Information Technology	6.1%
Consumer Discretionary	6.0%
Materials	3.1%
Telecommunication Services	2.9%
Cash[1]	2.2%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 98.0%
Consumer Discretionary — 6.0%
95,000	H & R Block, Inc.	$1,523,800
24,800	Time Warner Cable, Inc., Class A	1,935,392
41,200	Time Warner, Inc.	1,498,444
26,400	Whirlpool Corp.	2,146,848
		7,104,484
Consumer Staples — 11.1%
70,500	Altria Group, Inc.	1,861,905
32,100	Kellogg Co.	1,775,772
22,300	Kimberly-Clark Corp. (a)	1,484,288
34,100	Philip Morris International, Inc.	2,276,857
61,500	Sysco Corp.	1,917,570
58,000	Unilever NV	1,905,300
34,700	Wal-Mart Stores, Inc.	1,843,958
		13,065,650
Energy — 18.7%
49,400	BP PLC ADR	2,187,926
22,600	Chevron Texaco Corp.	2,324,184
30,300	ConocoPhillips	2,278,257
71,700	Enerplus Corp.	2,265,720
41,100	Eni SpA ADR	1,954,305
24,900	Exxon Mobil Corp.	2,026,362
12,000	PetroChina Co. Ltd.	1,752,360
47,900	Repsol YPF SA ADR (a)	1,665,004
31,000	Royal Dutch Shell PLC ADR	2,205,030
32,900	Total SA ADR	1,902,936

Shares		Value

Common Stocks — (Continued)
Energy — (Continued)
31,000	YPF SA ADR	$1,396,550
		21,958,634
Financials — 13.4%
31,100	Bank of Montreal	1,976,405
27,200	Canadian Imperial Bank of Commerce	2,147,984
40,400	HSBC Holdings PLC ADR	2,004,648
22,900	M&T Bank Corp.	2,014,055
53,000	NYSE Euronext	1,816,310
34,100	PNC Financial Services Group, Inc.	2,032,701
59,000	Sun Life Financial, Inc.	1,774,720
33,500	The Travelers Cos., Inc.	1,955,730
		15,722,553
Health Care — 11.0%
42,200	AstraZeneca PLC ADR	2,112,954
27,600	Baxter International, Inc.	1,647,444
64,000	Eli Lilly & Co.	2,401,920
66,000	Merck & Co., Inc.	2,329,140
110,000	Pfizer, Inc.	2,266,000
54,000	Sanofi-Aventis ADR	2,169,180
		12,926,638
Industrials — 12.0%
19,800	Caterpillar, Inc.	2,107,908
33,000	Eaton Corp.	1,697,850
28,100	General Dynamics Corp.	2,094,012

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Income Equity Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Industrials — (Continued)
119,000	General Electric Co.	$2,244,340
27,800	Lockheed Martin Corp.	2,250,966
109,000	R.R. Donnelley & Sons Co.	2,137,490
43,300	Waste Management, Inc. (a)	1,613,791
		14,146,357
Information Technology — 6.1%
131,000	Applied Materials, Inc.	1,704,310
111,000	Cisco Systems, Inc.	1,732,710
87,000	Intel Corp.	1,927,920
69,000	Microsoft Corp.	1,794,000
		7,158,940
Materials — 3.1%
62,000	International Paper Co.	1,848,840
50,000	The Dow Chemical Co.	1,800,000
		3,648,840
Real Estate Investment Trusts — 7.1%
59,000	HCP, Inc.	2,164,710
43,200	Health Care REIT, Inc.	2,264,976
52,000	Mack-Cali Realty Corp.	1,712,880
19,200	Simon Property Group, Inc.	2,231,616
		8,374,182
Telecommunication Services — 2.9%
54,000	AT&T, Inc.	1,696,140
46,200	Verizon Communications, Inc.	1,720,026
		3,416,166

Shares		Value

Common Stocks — (Continued)
Utilities — 6.6%
52,000	Ameren Corp.	$1,499,680
32,000	Dominion Resources, Inc., Class A	1,544,640
28,800	Integrys Energy Group, Inc.	1,492,992
56,000	PPL Corp.	1,558,480
34,900	Progress Energy, Inc.	1,675,549
		7,771,341
Total Common Stocks (Cost $105,112,199)		115,293,785
Cash Equivalents — 2.3%
2,656,788	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	2,656,788
Total Cash Equivalents (Cost $2,656,788)		2,656,788
Total Investments (Cost $107,768,987) — 100.3%		117,950,573
Liabilities in Excess of Other Assets — (0.3)%		(347,369)
Net Assets — 100.0%		$117,603,204
(a)	All or a portion of the security is held as collateral for options.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2011.

ADR — American Depositary Receipt

PLC — Public Liability Co.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington International Equity Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Japan	18.5%
United Kingdom	16.5%
France	9.7%
Germany	7.9%
Switzerland	5.7%
Singapore	5.1%
Sweden	4.3%
Canada	4.1%
Cash[1]	4.1%
Australia	4.0%
Exchange-Traded Funds	3.4%
Hong Kong	2.9%
Spain	2.8%
Italy	2.4%
Netherlands	2.0%
Taiwan	1.7%
United States	1.4%
Isreal	1.2%
Mexico	1.0%
Closed-End Fund	0.9%
Republic of South Korea	0.4%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 91.2%
Australia — 4.0%
Consumer Staples — 2.1%
1,234,000	Foster’s Group Ltd.	$6,815,486
Materials — 1.9%
129,000	BHP Billiton Ltd.	6,059,521
		12,875,007
Canada — 4.0%
Energy — 2.2%
106,000	Cenovus Energy, Inc.	3,991,960
108,000	EnCana Corp.	3,325,320
		7,317,280
Telecommunication Services — 1.8%
146,000	BCE, Inc.	5,736,340
		13,053,620

Shares		Value
Shares		Value

Common Stocks — (Continued)
France — 9.7%
Energy — 1.9%
105,541	Total SA	$6,103,945
Financials — 3.7%
243,900	AXA SA ADR	5,556,042
84,011	BNP Paribas	6,485,252
		12,041,294
Health Care — 2.2%
88,000	Sanofi-Aventis	7,075,223
Utilities — 1.9%
46,172	GDF Suez ADR	1,696,821
121,000	GDF Suez	4,428,156
		6,124,977
		31,345,439

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington International Equity Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Germany — 7.9%
Consumer Staples — 2.4%
113,000	Henkel AG & Co. KGaA	$7,844,696
Industrials — 3.9%
187,000	GEA Group AG	6,694,359
42,200	Siemens AG	5,795,577
		12,489,936
Materials — 1.6%
67,000	K+S AG	5,149,735
		25,484,367
Hong Kong — 2.9%
Consumer Discretionary — 1.1%
1,810,000	Li & Fung Ltd.	3,605,253
Financials — 1.8%
133,000	Hong Kong Exchanges and Clearing Ltd.	2,787,604
434,000	The Wharf (Holdings) Ltd.	3,014,470
		5,802,074
		9,407,327
Israel — 1.2%
Health Care — 1.2%
81,000	Teva Pharmaceutical Industries Ltd. ADR	3,905,820
Italy — 2.4%
Energy — 1.7%
102,000	Saipem SpA	5,266,043
Financials — 0.7%
1,100,000	UniCredit SpA	2,329,055
		7,595,098
Japan — 18.5%
Consumer Discretionary — 3.7%
174,000	Honda Motor Co. Ltd.	6,667,785
238,000	Panasonic Corp.	2,897,211
90,000	Sony Corp. ADR	2,375,100
		11,940,096
Consumer Staples — 0.9%
66,644	Unicharm Corp.	2,905,664
Financials — 1.8%
1,040	Japan Prime Realty Investment Corp.	2,751,630
300	Japan Real Estate Investment Corp.	2,947,643
		5,699,273
Industrials — 5.3%
41,900	FANUC Ltd.	6,963,816
213,000	KOMATSU Ltd.	6,606,559
77,000	Makita Corp.	3,567,605
		17,137,980

Shares		Value

Common Stocks — (Continued)
Japan — (Continued)
Information Technology — 5.4%
134,883	Canon, Inc.	$6,383,507
26,100	KEYENCE Corp.	7,372,387
57,000	Murata Manufacturing Co Ltd.	3,787,963
		17,543,857
Materials — 1.4%
308,000	Kuraray Co. Ltd.	4,495,373
		59,722,243
Mexico — 1.0%
Telecommunication Services — 1.0%
62,500	America Movil SA de CV., Series L ADR	3,367,500
Netherlands — 2.0%
Energy — 1.2%
112,595	Royal Dutch Shell PLC, Class A	4,007,634
Industrials — 0.8%
95,000	Koninklijke (Royal) Philips Electronics NV NYS	2,439,600
		6,447,234
Republic of South Korea — 0.4%
Materials — 0.4%
13,000	POSCO ADR	1,412,060
Singapore — 5.0%
Financials — 1.8%
472,000	DBS Group Holdings Ltd.	5,633,412
118,400	K-Green Trust	102,177
		5,735,589
Industrials — 2.0%
717,877	Keppel Corp Ltd.	6,475,680
Telecommunication Services — 1.2%
1,575,930	Singapore Telecommunications Ltd	4,054,334
		16,265,603
Spain — 2.8%
Financials — 2.8%
519,066	Banco Bilbao Vizcaya Argentaria SA ADR	6,093,835
252,000	Banco Santander SA ADR	2,900,520
		8,994,355
Sweden — 4.3%
Consumer Discretionary — 1.5%
142,000	Hennes & Mauritz AB	4,895,855
Consumer Staples — 0.9%
195,000	Svenska Cellulosa AB (SCA)	2,745,068
Industrials — 1.9%
349,000	Volvo AB	6,096,383
		13,737,306

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington International Equity Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Switzerland — 5.6%
Financials — 1.6%
80,300	ACE Ltd.	$5,285,346
Health Care — 2.1%
111,400	Novartis AG	6,823,382
Materials — 1.9%
91,100	Syngenta AG ADR	6,154,716
		18,263,444
Taiwan — 1.7%
Information Technology — 1.7%
437,854	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,521,339
United Kingdom — 16.4%
Consumer Discretionary — 2.1%
364,000	Pearson, Inc.	6,869,357
Consumer Staples — 2.9%
49,981	Reckitt Benckiser Group PLC	2,759,121
1,018,284	Tesco PLC	6,569,047
		9,328,168
Energy — 1.8%
259,000	BG Group PLC	5,877,012
Financials — 3.2%
1,150,000	Barclays PLC	4,732,689
216,337	Standard Chartered PLC	5,686,592
		10,419,281
Health Care — 1.4%
103,850	GlaxoSmithKline PLC ADR	4,455,165
Industrials — 1.7%
544,000	Rolls-Royce Group PLC*	5,630,747
Telecommunication Services — 1.7%
2,006,000	Vodafone Group PLC	5,321,220

Shares		Value

Common Stocks — (Continued)
United Kingdom — (Continued)
Utilities — 1.6%
231,100	Scottish & Southern Energy PLC	$5,166,048
		53,066,998
United States — 1.4%
Energy — 1.4%
51,352	Schlumberger Ltd.	4,436,813
Total Common Stocks (Cost $240,376,092)		294,901,573
Exchange-Traded Funds — 3.4%
212,000	iShares MSCI Malaysia Index Fund	3,239,360
66,900	iShares MSCI South Korea Index Fund	4,348,500
157,691	iShares MSCI Taiwan Index Fund	2,393,749
60,000	ProShares UltraShort Yen Fund*	907,800
Total Exchange-Traded Funds (Cost $7,883,056)		10,889,409
Closed-End Fund — 0.9%
139,000	Morgan Stanley India Investment Fund, Inc.*	3,049,660
Total Closed-End Fund (Cost $2,450,197)		3,049,660
Cash Equivalents — 4.1%
13,196,912	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	13,196,912
Total Cash Equivalents (Cost $13,196,912)		13,196,912
Total Investments (Cost $263,906,257) — 99.6%		322,037,554
Other Assets in Excess of Liabilities — 0.4%		1,264,218
Net Assets — 100.0%		$323,301,772
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

*	Non-income producing security.

ADR — American Depositary Receipt.

NYS — New York Shares.

PLC — Public Liability Co.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Macro 100 Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Cash[1]	15.9%
Information Technology	15.1%
Energy	11.0%
Industrials	10.8%
Financials	10.0%
Health Care	9.8%
Consumer Staples	8.2%
Consumer Discretionary	8.1%
Materials	4.2%
Utilities	2.9%
Telecommunication Services	2.5%
Real Estate Investment Trusts	1.5%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 83.9%
Consumer Discretionary — 8.1%
1,500	AutoZone, Inc.*	$442,275
8,600	Johnson Controls, Inc.	358,276
5,575	McDonald’s Corp.	470,084
23,900	Newell Rubbermaid, Inc.	377,142
7,085	Omnicom Group, Inc.	341,213
3,000	Polo Ralph Lauren Corp.	397,830
6,000	Scripps Networks Interactive, Inc., Class A	293,280
6,100	Starwood Hotels & Resorts Worldwide, Inc.	341,844
7,000	Target Corp.	328,370
5,600	The TJX Cos., Inc.	294,168
7,400	The Walt Disney Co.	288,896
4,000	V.F. Corp.	434,240
		4,367,618
Consumer Staples — 8.2%
11,100	Avon Products, Inc.	310,800
4,500	Colgate-Palmolive Co.	393,345
20,600	Constellation Brands, Inc.*	428,892
13,700	Kellogg Co.	757,884
9,700	Kraft Foods, Inc.	341,731
9,000	McCormick & Co., Inc.	446,130
5,600	PepsiCo, Inc.	394,408
7,600	Procter & Gamble Co.	483,132
5,900	The Clorox Co.	397,896
9,000	Wal-Mart Stores, Inc.	478,260
		4,432,478

Shares		Value

Common Stocks — (Continued)
Energy — 11.0%
6,800	Apache Corp.	$839,052
6,269	Baker Hughes, Inc.	454,879
10,600	ConocoPhillips	797,014
15,300	Denbury Resources, Inc.*	306,000
5,600	Devon Energy Corp.	441,336
1,500	EOG Resources, Inc.	156,825
8,157	Exxon Mobil Corp.	663,817
8,000	Marathon Oil Corp.	421,440
4,550	Occidental Petroleum Corp.	473,382
7,600	Peabody Energy Corp.	447,716
23,700	Rowan Cos., Inc.*	919,797
		5,921,258
Financials — 9.9%
10,000	Aflac, Inc.	466,800
25,000	Bank of America Corp.	274,000
30,000	Discover Financial Services	802,500
19,200	JPMorgan Chase & Co.	786,048
15,000	Lincoln National Corp.	427,350
35,000	Regions Financial Corp.	217,000
10,000	State Street Corp.	450,900
8,400	The Allstate Corp.	256,452
6,000	Torchmark Corp.	384,840
25,000	U.S. Bancorp	637,750
23,864	Wells Fargo & Co.	669,624
		5,373,264

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Macro 100 Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Health Care — 9.8%
10,000	Becton, Dickinson & Co.	$861,700
3,900	C.R. Bard, Inc.	428,454
6,800	Johnson & Johnson	452,336
8,600	McKesson Corp.	719,390
7,900	Medtronic, Inc.	304,387
22,500	Mylan Laboratories, Inc.*	555,075
10,700	Patterson Cos., Inc.	351,923
21,450	Pfizer, Inc.	441,870
5,500	Stryker Corp.	322,795
6,700	Thermo Fisher Scientific, Inc.*	431,413
6,300	Zimmer Holdings, Inc.*	398,160
		5,267,503
Industrials — 10.8%
4,500	Cummins, Inc.	465,705
3,300	Flowserve Corp.	362,637
6,300	General Dynamics Corp.	469,476
7,800	Illinois Tool Works, Inc.	440,622
7,500	Jacobs Engineering Group, Inc.*	324,375
3,800	Pall Corp.	213,674
3,000	Parker Hannifin Corp.	269,220
8,000	Stericycle, Inc.*	712,960
8,800	Textron, Inc.	207,768
7,000	Tyco International Ltd.	346,010
5,400	Union Pacific Corp.	563,760
6,000	United Parcel Service, Inc., Class B	437,580
6,900	United Technologies Corp.	610,719
2,600	W.W. Grainger, Inc.	399,490
		5,823,996
Information Technology — 15.1%
6,000	Akamai Technologies, Inc.*	188,820
2,700	Apple, Inc.*	906,309
9,900	BMC Software, Inc.*	541,530
32,800	Cisco Systems, Inc.	512,008
6,500	Cognizant Technology Solutions Corp., Class A*	476,710
25,000	EMC Corp.*	688,750
6,175	Fiserv, Inc.*	386,740
1,075	Google, Inc., Class A*	544,358
6,200	International Business Machines Corp.	1,063,610
8,800	Intuit, Inc.*	456,368
54,200	Jabil Circuit, Inc.	1,094,840
26,250	Microsoft Corp.	682,500
7,000	VeriSign, Inc.*	234,220
39,092	Xerox Corp.	406,948
		8,183,711

Shares		Value

Common Stocks — (Continued)
Materials — 4.2%
28,800	Ball Corp.	$1,107,648
4,500	Cliffs Natural Resources, Inc.	416,025
16,000	The Dow Chemical Co.	576,000
10,000	Titanium Metals Corp.	183,200
		2,282,873
Real Estate Investment Trusts — 1.5%
9,800	HCP, Inc.	359,562
25,500	Host Hotels & Resorts, Inc.	432,225
		791,787
Telecommunication Services — 2.5%
15,000	AT&T, Inc.	471,150
7,000	CenturyLink, Inc.	283,010
16,050	Verizon Communications, Inc.	597,541
		1,351,701
Utilities — 2.8%
3,800	Consolidated Edison, Inc.	202,312
4,900	Dominion Resources, Inc., Class A	236,523
1,800	Entergy Corp.	122,904
5,000	Integrys Energy Group, Inc.	259,200
6,600	Pinnacle West Capital Corp.	294,228
3,600	Progress Energy, Inc.	172,836
8,000	Wisconsin Energy Corp.	250,800
		1,538,803
Total Common Stocks (Cost $35,794,920)		45,334,992
Rights — 0.0%
Health Care — 0.0%
3,300	Sanofi-Aventis*, Expires 12/31/20	7,953
Total Rights (Cost $7,656)		7,953
Cash Equivalents — 16.0%
8,624,555	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	8,624,555
Total Cash Equivalents (Cost $8,624,555)		8,624,555
Total Investments (Cost $44,427,131) — 99.9%		53,967,500
Other Assets in Excess of Liabilities — 0.1%		51,846
Net Assets — 100.0%		$54,019,346
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

*	Non-income producing security.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mid Corp America Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Information Technology	17.5%
Industrials	16.9%
Health Care	12.8%
Consumer Discretionary	10.0%
Financials	9.3%
Materials	7.3%
Energy	6.7%
Real Estate Investment Trusts	5.7%
Cash [1]	5.2%
Consumer Staples	4.4%
Utilities	3.9%
Telecommunication Services	0.3%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 94.8%
Consumer Discretionary — 10.0%
7,120	Advance Auto Parts, Inc.	$416,449
25,340	Bob Evans Farms, Inc.	886,140
22,400	BorgWarner, Inc.*	1,809,696
15,980	Coinstar, Inc.*	871,549
20,670	Guess?, Inc.	869,380
20,800	Kohl’s Corp.	1,040,208
19,500	Mohawk Industries, Inc.*	1,169,805
40,000	Nordstrom, Inc.	1,877,600
24,650	PetSmart, Inc.	1,118,370
6,710	Polo Ralph Lauren Corp.	889,813
15,540	Ross Stores, Inc.	1,245,065
37,200	Royal Caribbean Cruises Ltd.*	1,400,208
15,760	V.F. Corp.	1,710,906
4,100	Whirlpool Corp.	333,412
8,000	Wolverine World Wide, Inc.	334,000
		15,972,601
Consumer Staples — 4.4%
64,000	Church & Dwight Co., Inc.	2,594,560
25,950	Constellation Brands, Inc.*	540,279
16,860	Corn Products International, Inc.	932,021
28,900	Dr. Pepper Snapple Group, Inc.	1,211,777
21,160	Ruddick Corp.	921,306
20,220	The Fresh Market, Inc.*	782,110
		6,982,053

Shares		Value

Common Stocks — (Continued)
Energy — 6.7%
46,700	Chesapeake Energy Corp.	$1,386,523
18,620	CMS Energy Corp.	366,628
20,650	Forest Oil Corp.*	551,561
20,320	Helmerich & Payne, Inc.	1,343,558
16,710	Murphy Oil Corp.	1,097,179
31,200	Noble Energy, Inc.	2,796,456
42,230	Oceaneering International, Inc.	1,710,315
11,250	Unit Corp.*	685,462
36,600	Weatherford International Ltd.*	686,250
		10,623,932
Financials — 9.3%
10,000	Allied World Assurance Co Holdings AG	575,800
28,100	Cincinnati Financial Corp.	819,958
26,900	City National Corp.	1,459,325
4,310	Everest Re Group Ltd.	352,343
34,430	First American Financial Corp.	538,829
59,900	First Niagara Financial Group, Inc.	790,680
22,470	Highwoods Properties, Inc.	744,431
21,800	Invesco Ltd.	510,120
9,800	Jones Lang LaSalle, Inc.	924,140
20,000	Legg Mason, Inc.	655,200
45,400	Principal Financial Group	1,381,068
21,800	Prosperity Bancshares, Inc.	955,276
22,240	T. Rowe Price Group, Inc.	1,341,962
30,590	Torchmark Corp.	1,962,043
27,390	Trustmark Corp.	641,200

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mid Corp America Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Financials — (Continued)
16,070	Unum Group	$409,464
20,900	Waddell & Reed Financial, Inc.	759,715
		14,821,554
Health Care — 12.8%
60,000	AmerisourceBergen Corp.	2,484,000
12,430	Biogen Idec, Inc.*	1,329,016
18,775	Coventry Health Care, Inc.*	684,724
49,600	Life Technologies Corp.*	2,582,672
44,700	Lincare Holdings, Inc.	1,308,369
33,300	Owens & Minor, Inc.	1,148,517
16,000	Quest Diagnostics, Inc.	945,600
32,490	St. Jude Medical, Inc.	1,549,123
21,500	Teleflex, Inc.	1,312,790
68,156	Thermo Fisher Scientific, Inc.*	4,388,565
38,830	Watson Pharmaceutical, Inc.*	2,668,786
		20,402,162
Industrials — 16.9%
10,200	Alliant Techsystems, Inc.	727,566
30,200	CNH Global NV NYS*	1,167,230
47,200	Cooper Industries PLC	2,816,424
14,400	Cummins, Inc.	1,490,256
16,000	Elbit Systems Ltd.	764,160
22,900	EMCOR Group, Inc.*	671,199
3,320	Flowserve Corp.	364,835
28,700	General Cable Corp.*	1,222,046
53,400	John Bean Technologies Corp.	1,031,688
54,000	Kennametal, Inc.	2,279,340
39,000	L-3 Communications Holdings, Inc.	3,410,550
25,800	Pall Corp.	1,450,734
23,400	Parker Hannifin Corp.	2,099,916
10,100	Precision Castparts Corp.	1,662,965
20,000	Quanex Building Products Corp.	327,800
3,000	Rockwell International Corp.	260,280
21,000	Ryder System, Inc.	1,193,850
30,500	Thomas & Betts Corp.*	1,642,425
10,000	UniFirst Corp.	561,900
25,150	Watsco, Inc.	1,709,948
		26,855,112
Information Technology — 17.5%
11,000	Amdocs Ltd.*	334,290
111,660	Amkor Technology, Inc.*	688,942
22,135	Benchmark Electronics, Inc.*	365,228
19,170	BMC Software, Inc.*	1,048,599
24,200	Broadcom Corp., Class A*	814,088
40,580	Citrix Systems, Inc.*	3,246,400
53,400	CTS Corp.	516,378
8,000	Cymer, Inc.*	396,080
32,866	Fidelity National Information Services, Inc.	1,011,944
14,100	Fiserv, Inc.*	883,083
28,430	FLIR Systems, Inc.	958,375
40,000	Forrester Research, Inc.*	1,318,400
33,000	Harris Corp.	1,486,980

Shares		Value

Common Stocks — (Continued)
Information Technology — (Continued)
17,580	InterDigital, Inc.*	$718,143
27,560	j2 Global Communications, Inc.*	778,019
29,000	JDA Software Group, Inc.*	895,810
25,700	Molex, Inc.	662,289
15,300	Multi-Fineline Electronix, Inc.*	330,633
30,800	NCR Corp.*	581,812
49,600	NVIDIA Corp.*	790,376
112,100	ON Semiconductor Corp.*	1,173,687
25,800	Progress Software Corp.*	622,554
17,360	SanDisk Corp.*	720,440
31,600	Synopsys, Inc.*	812,436
20,600	Syntel, Inc.	1,217,872
50,280	Teradata Corp.*	3,026,856
17,100	Veeco Instruments, Inc.*	827,811
110,300	Vishay Intertechnology, Inc.*	1,658,912
		27,886,437
Materials — 7.3%
16,800	Albemarle Corp.	1,162,560
7,152	Allegheny Technologies, Inc.	453,937
18,100	AptarGroup, Inc.	947,354
26,350	Arch Coal, Inc.	702,491
12,000	Ball Corp.	461,520
18,170	Cia de Minas Buenaventura SA	690,097
29,300	Cytec Industries, Inc.	1,675,667
27,000	FMC Corp.	2,322,540
14,000	Innophos Holdings, Inc.	683,200
12,280	PPG Industries, Inc.	1,114,901
6,000	Schnitzer Steel Industries, Inc.	345,600
9,500	Silver Wheaton Corp.	313,500
20,000	Sonoco Products Co.	710,800
		11,584,167
Real Estate Investment Trusts — 5.7%
14,450	Alexandria Real Estate Equities, Inc.	1,118,719
17,500	Entertainment Properties Trust	817,250
9,300	Federal Realty Investment Trust	792,174
12,200	Home Properties, Inc.	742,736
28,334	Host Hotels & Resorts, Inc.	480,261
12,210	Liberty Property Trust	397,802
21,510	Mack-Cali Realty Corp.	708,539
13,360	Mid-America Apartment Communities, Inc.	901,399
16,690	PS Business Parks, Inc.	919,619
15,200	Rayonier, Inc.	993,320
18,260	Sovran Self Storage, Inc.	748,660
9,700	Ventas, Inc.	511,287
		9,131,766
Telecommunication Services — 0.3%
9,000	TELUS Corp.	473,400
Utilities — 3.9%
12,000	AGL Resources, Inc.	488,520
6,980	DTE Energy Co.	349,140
60,750	MDU Resources Group, Inc.	1,366,875
13,950	National Fuel Gas Co.	1,015,560

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mid Corp America Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Utilities — (Continued)
14,250	New Jersey Resources Corp.	$635,692
33,700	Portland General Electric Co.	851,936
63,000	Questar Corp.	1,115,730
12,640	Xcel Energy, Inc.	307,152
		6,130,605
Total Common Stocks (Cost $84,879,737)		150,863,789
Cash Equivalents — 5.2%
8,362,257	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	8,362,257
Total Cash Equivalents (Cost $8,362,257)		8,362,257
Total Investments (Cost $93,241,994) — 100.0%		159,226,046
Liabilities in Excess of Other Assets — (0.0)%		(77,962)
Net Assets — 100.0%		$159,148,084
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

*	Non-income producing security.

NYS — New York Shares.

LP — Limited Partnership.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington New Economy Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Information Technology	28.7%
Health Care	16.1%
Industrials	13.6%
Consumer Discretionary	11.5%
Materials	6.5%
Consumer Staples	5.9%
Financials	5.5%
Cash[1]	5.0%
Energy	4.0%
Utilities	1.5%
Real Estate Investment Trusts	1.2%
Options Purchased	0.5%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 96.4%
Consumer Discretionary — 11.7%
25,400	Ascena Retail Group, Inc.*	$864,870
28,900	Bally Technologies, Inc.*	1,175,652
27,900	Best Buy Co., Inc.	876,339
13,500	Dollar Tree, Inc.*	899,370
7,800	Fossil, Inc.*	918,216
23,600	The Buckle, Inc.	1,007,720
6,800	Tractor Supply Co.	454,784
		6,196,951
Consumer Staples — 6.1%
6,300	Corn Products International, Inc.	348,264
13,300	Diamond Foods, Inc.	1,015,322
10,600	Green Mountain Coffee Roasters, Inc.*	946,156
11,100	Hansen Natural Corp.*	898,545
		3,208,287
Energy — 4.1%
13,400	Consol Energy, Inc.	649,632
20,800	EnCana Corp.	640,432
27,000	Frontier Oil Corp.	872,370
		2,162,434
Financials — 5.6%
16,000	MetLife, Inc.	701,920
31,600	Montpelier Re Holdings Ltd.	568,800
26,000	MSCI, Inc., Class A*	979,680
23,300	The Allstate Corp.	711,349
		2,961,749

Shares		Value

Common Stocks — (Continued)
Health Care — 16.4%
11,450	Abbott Laboratories	$602,499
14,900	Celgene Corp. (a)*	898,768
22,500	Cepheid, Inc.*	779,400
29,600	Endo Pharmaceuticals Holdings, Inc.*	1,189,032
38,500	Hologic, Inc.*	776,545
16,500	Integra LifeSciences Holdings Corp.*	788,865
35,500	Mylan Laboratories, Inc.*	875,785
10,100	Perrigo Co. (a)	887,487
35,500	ResMed, Inc.*	1,098,725
15,400	Valeant Pharmaceuticals International, Inc.*	800,184
		8,697,290
Industrials — 13.9%
383,700	Capstone Turbine Corp.*	587,061
8,800	Flowserve Corp.	967,032
42,600	Greenbrier Cos., Inc.*	841,776
13,500	Lindsay Corp.	928,800
35,100	Manitowoc Co., Inc.	591,084
11,600	Nordson Corp.	636,260
19,400	Robbins & Myers, Inc.	1,025,290
10,700	Rockwell International Corp.	928,332
34,100	Westport Innovations, Inc.*	819,082
		7,324,717
Information Technology — 29.3%
19,000	Akamai Technologies, Inc.*	597,930
6,000	Baidu, Inc. ADR*	840,780
21,200	BMC Software, Inc.*	1,159,640

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington New Economy Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Information Technology — (Continued)
28,800	Cognex Corp.	$1,020,384
27,900	Cree, Inc.*	937,161
8,000	F5 Networks, Inc.*	882,000
7,000	First Solar, Inc.*	925,890
84,300	GT Solar International, Inc.*	1,365,660
77,100	MEMC Electronic Materials, Inc.*	657,663
17,900	NetApp, Inc.*	944,762
38,900	NVIDIA Corp.*	619,872
32,400	RealD, Inc.*	757,836
25,000	Riverbed Technology, Inc.*	989,750
5,900	Salesforce.com, Inc.*	878,982
73,500	Shanda Games Ltd. ADR*	479,220
7,100	Sina Corp./China*	739,110
26,200	TIBCO Software, Inc.*	760,324
25,700	Western Digital Corp.*	934,966
		15,491,930
Materials — 6.6%
84,000	American Vanguard Corp.	1,089,480
16,000	LSB Industries, Inc.*	686,720
11,100	Potash Corporation of Saskatchewan, Inc.	632,589
58,500	Titanium Metals Corp.	1,071,720
		3,480,509
Real Estate Investment Trusts — 1.2%
12,000	Ventas, Inc.	632,520
Utilities — 1.5%
10,300	Alliant Energy Corp.	418,798
5,500	National Fuel Gas Co.	400,400
		819,198
Total Common Stocks (Cost $50,388,489)		50,975,585

Contracts or Shares		Value

Options Purchased — 0.6%
2,000	iPath S&P 500 VIX Mid-Term Futures ETN, Call @ $23, Expiring July 2011	$98,000
2,000	iPath S&P 500 VIX Short-Term Futures ETN, Call @ $21, Expiring July 2011	196,000
Total Options Purchased (Cost $893,092)		294,000
Cash Equivalents — 5.0%
2,661,984	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	2,661,984
Total Cash Equivalents (Cost $2,661,984)		2,661,984
Total Investments (Cost $53,943,565) — 102.0%		53,931,569
Liabilities in Excess of Other Assets — (2.0)%		(1,071,822)
Net Assets — 100.0%		$52,859,747
(a)	All or a portion of the security is held as collateral for options.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2011.

*	Non-income producing security.

ADR — American Depositary Receipt.

ETN	— Exchange-Traded Note

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Real Strategies Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Energy	33.7%
Materials	22.2%
Industrials	14.3%
Cash[1]	9.8%
Real Estate Investment Trusts	7.6%
Exchange-Traded Funds	5.6%
Financials	2.4%
Closed-End Fund	1.9%
Consumer Staples	1.9%
Options Purchased	0.6%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 85.9%
Consumer Staples — 2.0%
32,000	Bunge Ltd	$2,206,399
Energy — 35.6%
61,900	Cameco Corp.	1,631,065
43,700	Canadian Natural Resources Ltd.	1,829,282
70,700	Canadian Oil Sands Ltd.	2,042,523
60,600	Chesapeake Energy Corp.	1,799,214
56,800	Consol Energy, Inc.	2,753,664
87,500	El Paso Corp.	1,767,500
42,600	Enterprise Products Partners LP	1,840,746
52,800	Hugoton Royalty Trust	1,200,672
43,500	Linn Energy LLC	1,699,545
24,400	National Oilwell Varco, Inc.	1,908,324
61,000	Natural Resource Partners LP	2,023,370
28,000	Noble Corp.	1,103,480
22,700	Peabody Energy Corp.	1,337,257
58,600	Penn Virginia Resource Partners LP	1,578,684
68,400	Petrohawk Energy Corp.*	1,687,428
47,300	Petroleo Brasileiro S.A. ADR	1,601,578
41,100	Sasol Ltd. ADR	2,173,779
13,900	Schlumberger Ltd.	1,200,960
64,900	Spectra Energy Corp.	1,778,909
40,646	StatoilHydro ASA ADR	1,034,441
44,200	Teekay Corp.	1,364,896
558,200	Uranium Energy Corp.*	1,708,092
89,000	Valero Energy Corp.	2,275,730
		39,341,139
Financials — 1.7%
82,700	Weyerhaeuser Co.	1,807,822

Shares		Value

Common Stocks — (Continued)
Industrials — 15.1%
45,100	AGCO Corp.*	$2,226,136
49,500	Chicago Bridge & Iron Co NV	1,925,550
47,600	Deere & Co.	3,924,620
39,000	Harsco Corp.	1,271,400
28,200	Lindsay Corp.	1,940,160
97,900	Manitowoc Co., Inc.	1,648,636
36,200	Robbins & Myers, Inc.	1,913,170
19,400	Valmont Industries, Inc.	1,869,966
		16,719,638
Materials — 23.5%
20,970	Agrium, Inc.	1,840,327
14,800	BHP Billiton Ltd. ADR	1,400,524
47,200	Cia de Minas Buenaventura SA ADR	1,792,656
98,000	Olin Corp.	2,220,680
57,700	Pan American Silver Corp	1,782,353
33,360	Potash Corporation of Saskatchewan, Inc.	1,901,187
13,800	Praxair, Inc.	1,495,782
33,450	Rio Tinto PLC ADR	2,419,104
33,400	Sociedad Quimica y Minera de Chile SA ADR	2,161,648
68,000	Southern Copper Corp.	2,235,160
10,700	Terra Nitrogen Co. LP	1,471,357
57,200	Vale SA ADR	1,827,540
13,700	Walter Energy, Inc.	1,586,460
32,000	Yara International ASA ADR	1,813,760
		25,948,538
Real Estate Investment Trusts — 8.0%
13,381	AvalonBay Communities, Inc.	1,718,120
126,800	Duke Realty Corp.	1,776,468

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Real Strategies Fund	(Continued)

Shares, Principal Amount, or Contracts		Value

Common Stocks — (Continued)
Real Estate Investment Trusts — (Continued)
44,900	Plum Creek Timber Co., Inc.	$1,820,246
27,700	Rayonier, Inc.	1,810,195
18,806	Vornado Realty Trust	1,752,343
		8,877,372
Total Common Stocks (Cost $83,125,468)		94,900,908
Corporate Bonds — 0.9%
Financials — 0.9%
$750,000	Credit Suisse Securities USA LLC, 0.000%, 3/26/13 (a)	934,500
Total Corporate Bonds (Cost $750,000)		934,500
Exchange-Traded Funds — 5.9%
12,100	Oil Services HOLDRs Trust	1,839,200
54,500	PowerShares DB Agriculture Fund*	1,729,830
140,000	PowerShares DB US Dollar Index Bullish Fund*	2,972,200
Total Exchange-Traded Funds (Cost $6,872,809)		6,541,230
Closed-End Fund — 2.0%
108,891	Central Fund of Canada Ltd., Class A	2,218,110
Total Closed-End Fund (Cost $1,269,719)		2,218,110
Options Purchased — 0.6%
250	Diamond Offshore, Call @ $79, Expiring January 2012	73,000
450	iPath S&P 500 VIX Mid Term Futures ETN, Call @ $65, Expiring January 2012	97,875
450	iPath S&P 500 VIX Mid Term Futures ETN, Put @ $55, Expiring January 2012	360,000
350	Market Vectors Gold Miners ETF, Call @ $55, Expiring January 2012	159,250
Total Options Purchased (Cost $1,109,028)		690,125

Shares		Value

Cash Equivalents — 10.3%
11,414,160	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	$11,414,160
Total Cash Equivalents (Cost $11,414,160)		11,414,160
Total Investments (Cost $104,541,184) — 105.6%		116,699,033
Liabilities in Excess of Other Assets — (5.6)%		(6,199,511)
Net Assets — 100.0%		$110,499,522
(a)	Zero coupon capital appreciation bond.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2011.

*	Non-income producing security.

ADR — American Depositary Receipt.

ETF — Exchange-Traded Fund

ETN — Exchange-Traded Note

LP — Limited Partnership.

PLC — Public Liability Co.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Rotating Markets Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Industrials	22.4%
Information Technology	15.9%
Consumer Staples	12.7%
Energy	10.8%
Financials	9.4%
Consumer Discretionary	9.2%
Health Care	7.1%
Materials	4.1%
Telecommunication Services	4.0%
Exchange-Traded Fund	3.0%
Cash[1]	1.4%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 95.5%
Consumer Discretionary — 9.2%
23,061	Home Depot, Inc.	$835,269
23,875	McDonald’s Corp.	2,013,140
24,250	The Walt Disney Co.	946,720
		3,795,129
Consumer Staples — 12.7%
23,926	Kraft Foods, Inc.	842,913
23,843	Procter & Gamble Co.	1,515,700
24,076	The Coca-Cola Co.	1,620,074
23,953	Wal-Mart Stores, Inc.	1,272,862
		5,251,549
Energy — 10.7%
24,024	Chevron Texaco Corp.	2,470,628
24,140	Exxon Mobil Corp.	1,964,513
		4,435,141
Financials — 9.4%
24,145	American Express Co.	1,248,297
23,947	Bank of America Corp.	262,459
24,022	JPMorgan Chase & Co.	983,461
24,017	The Travelers Cos., Inc.	1,402,113
		3,896,330
Health Care — 7.1%
23,844	Johnson & Johnson	1,586,103
23,883	Merck & Co., Inc.	842,831
24,096	Pfizer, Inc.	496,378
		2,925,312

Shares		Value

Common Stocks — (Continued)
Industrials — 22.4%
23,997	3M Co.	$2,276,115
24,250	Caterpillar, Inc.	2,581,655
24,149	General Electric Co.	455,450
24,118	The Boeing Co.	1,783,044
24,188	United Technologies Corp.	2,140,880
		9,237,144
Information Technology — 15.9%
24,414	Cisco Systems, Inc.	381,103
24,357	Hewlett-Packard Co.	886,595
23,881	Intel Corp.	529,203
24,148	International Business Machines Corp.	4,142,589
23,792	Microsoft Corp.	618,592
		6,558,082
Materials — 4.1%
24,235	Alcoa, Inc.	384,367
24,100	Du Pont (E.I.) de Nemours & Co.	1,302,605
		1,686,972
Telecommunication Services — 4.0%
23,800	AT&T, Inc.	747,558
23,897	Verizon Communications, Inc.	889,685
		1,637,243
Total Common Stocks (Cost $31,929,213)		39,422,902

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Rotating Markets Fund	(Continued)

Shares		Value

Exchange-Traded Fund — 3.0%
10,047	SPDR Dow Jones Industrial Average ETF Trust	$1,244,120
Total Exchange-Traded Fund (Cost $1,008,863)		1,244,120
Cash Equivalents — 1.4%
566,313	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	566,313
Total Cash Equivalents (Cost $566,313)		566,313
Total Investments (Cost $33,504,389) — 99.9%		41,233,335
Other Assets in Excess of Liabilities — 0.1%		25,184
Net Assets — 100.0%		$41,258,519
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

ETF — Exchange-Traded Fund

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Industrials	16.6%
Energy	15.2%
Health Care	14.9%
Consumer Discretionary	11.7%
Information Technology	11.4%
Materials	9.7%
Financials	8.3%
Cash[1]	4.1%
Consumer Staples	2.9%
Exchange-Traded Funds	1.8%
Utilities	1.8%
Real Estate Investment Trusts	1.1%
Closed-End Fund	0.3%
Telecommunication Services	0.2%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 94.0%
Bermuda — 1.3%
Financials — 1.3%
90,000	Arch Capital Group Ltd.*	$2,872,800
Brazil — 0.8%
Consumer Discretionary — 0.8%
38,200	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,793,490
Canada — 0.0%
Energy — 0.0%
35,000	Denison Mines Corp.*	67,200
Chile — 0.7%
Materials — 0.7%
24,000	Sociedad Quimica y Minera de Chile SA ADR	1,553,280
China — 0.3%
Consumer Discretionary — 0.3%
17,500	Shanda Interactive Entertainment Ltd. ADR*	679,175
Denmark — 1.0%
Energy — 0.2%
18,900	Vestas Wind Systems A/S*	439,108

Shares		Value

Common Stocks — (Continued)
Denmark — (Continued)
Health Care — 0.8%
10,500	Novozymes A/S , Class B	$1,708,661
		2,147,769
Germany — 0.7%
Health Care — 0.7%
35,500	Stada Arzneimittel AG	1,390,037
Hong Kong — 0.5%
Consumer Discretionary — 0.5%
162,500	Television Broadcasts Ltd.	1,073,352
Japan — 1.6%
Consumer Discretionary — 0.6%
31,400	Honda Motor Co. Ltd. ADR	1,212,354
Consumer Staples — 0.3%
38,300	Shiseido Co. Ltd.	713,145
Financials — 0.2%
70	Japan Prime Realty Investment Corp.	185,206
20	Japan Real Estate Investment Corp.	196,510
		381,716
Health Care — 0.5%
20,600	Terumo Corp.	1,109,260
		3,416,475

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Mexico — 0.3%
Consumer Discretionary — 0.3%
27,400	Desarrolladora Homex S.A.B. de C.V. ADR*	$691,302
Singapore — 0.8%
Consumer Staples — 0.8%
74,000	Asia Pacific Breweries Ltd.	1,747,130
South Africa — 0.6%
Materials — 0.6%
100,032	Harmony Gold Mining Co. Ltd. ADR	1,322,423
Sweden — 0.6%
Consumer Discretionary — 0.6%
233,600	Haldex AB	1,248,171
Switzerland — 0.6%
Consumer Discretionary — 0.6%
40,000	Garmin Ltd.	1,321,200
United Kingdom — 0.8%
Consumer Staples — 0.4%
16,000	Reckitt Benckiser Group PLC	883,254
Industrials — 0.4%
116,800	Concentric AB*	808,726
		1,691,980
United States — 83.4%
Consumer Discretionary — 8.0%
200,000	Cabela’s, Inc., Class A*	5,430,000
13,500	Columbia Sportswear Co.	855,900
2,050	Fossil, Inc.*	241,326
50,000	Jakks Pacific, Inc.*	920,500
40,000	Papa John’s International, Inc.*	1,330,400
10,000	Polo Ralph Lauren Corp.	1,326,100
23,850	Rent-A-Center, Inc.	728,856
310,000	Sonic Corp.*	3,295,300
30,000	Sturm Ruger & Co., Inc.	658,500
97,000	Urban Outfitters, Inc.*	2,730,550
		17,517,432
Consumer Staples — 1.4%
12,000	Darling International, Inc.*	212,400
80,000	Fresh Del Monte Produce, Inc.	2,133,600
15,000	Sanderson Farms, Inc.	716,700
		3,062,700
Energy — 15.0%
50,000	Alliance Resource Partners LP	3,872,500
20,000	Amyris, Inc.*	561,800
20,000	Atwood Oceanics, Inc.*	882,600
36,000	Carbo Ceramics, Inc.	5,866,200
135,400	Denbury Resources, Inc.*	2,708,000
15,000	Dril-Quip, Inc.*	1,017,450
10,000	Georesources, Inc.*	224,900
56,000	Lufkin Industries, Inc.	4,818,800

Shares		Value

Common Stocks — (Continued)
United States — (Continued)
Energy — (Continued)
40,000	Newfield Exploration Co.*	$2,720,800
34,600	Oceaneering International, Inc.	1,401,300
15,000	Overseas Shipholding Group, Inc.	404,100
60,000	OYO Geospace Corp.*	6,000,000
20,000	SM Energy Co.	1,469,600
23,000	Swift Energy Co.*	857,210
		32,805,260
Financials — 6.8%
62,300	Cullen/Frost Bankers, Inc.	3,541,755
90,000	Equity One, Inc.	1,677,600
8,000	Ezcorp, Inc.*	284,600
110,000	International Bancshares Corp.	1,840,300
150,000	Raymond James Financial, Inc.	4,822,500
70,383	SCBT Financial Corp.	2,018,584
13,800	WSFS Financial Corp.	547,170
		14,732,509
Health Care — 13.1%
150,000	Albany Molecular Research, Inc.*	721,500
10,000	Amsurg, Corp.*	261,300
15,000	Bio-Rad Laboratories, Inc., Class A*	1,790,400
80,000	Cerner Corp.*	4,888,800
20,000	Codexis, Inc.*	192,600
60,000	Edwards LifeSciences Corp.*	5,230,800
10,000	Healthways, Inc.*	151,800
40,000	Kindred Healthcare, Inc.*	858,800
86,000	Kinetic Concepts, Inc.*	4,956,180
100,000	Lincare Holdings, Inc.	2,927,000
20,000	Myriad Genetics, Inc.*	454,200
75,000	Osiris Therapeutics, Inc.*	580,500
11,000	PSS World Medical, Inc.*	308,110
75,000	Watson Pharmaceutical, Inc.*	5,154,750
		28,476,740
Industrials — 16.2%
50,000	BE Aerospace, Inc.*	2,040,500
100,000	EnPro Industries, Inc.*	4,807,000
30,000	Flowserve Corp.	3,296,700
120,000	Harsco Corp.	3,912,000
250,000	Jabil Circuit, Inc.	5,050,000
10,000	Mine Safety Appliances Co.	373,400
120,000	Quanta Services, Inc.*	2,424,000
40,000	Ryder System, Inc.	2,274,000
140,000	Southwest Airlines Co.	1,598,800
50,000	Taser International, Inc.*	227,500
150,000	Trinity Industries, Inc.	5,232,000
50,000	Universal Forest Products, Inc.	1,198,000
80,000	Watts Water Technologies, Inc., Class A	2,832,800
3,750	Werner Enterprises, Inc.	93,937
		35,360,637
Information Technology — 11.4%
52,900	ACI Worldwide, Inc.*	1,786,433
30,000	American Superconductor Corp.*	271,200
70,000	Anixter International, Inc.*	4,573,800
5,000	Cardtronics, Inc.*	117,250

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
United States — (Continued)
Information Technology — (Continued)
55,000	Diodes, Inc.*	$1,435,500
50,000	Exlservice Holdings, Inc.*	1,155,000
80,600	Methode Electronics, Inc.	935,766
100,000	Red Hat, Inc.*	4,590,000
30,000	Scansource, Inc.*	1,124,400
200,000	Sigma Designs, Inc.*	1,528,000
80,900	Standard Microsystems Corp.*	2,183,491
120,000	Trimble Navigation Ltd.*	4,756,800
20,000	TriQuint Semiconductor, Inc.*	203,800
10,000	Tyler Technologies, Inc.*	267,800
		24,929,240
Materials — 8.4%
5,000	Albemarle Corp.	346,000
10,000	Buckeye Technologies, Inc.	269,800
50,400	Eagle Materials, Inc.	1,404,648
100	Eastman Chemical Co.	10,207
100,000	Owens-Illinois, Inc.*	2,581,000
100,000	Quaker Chemical Corp.	4,301,000
40,000	RTI International Metals, Inc.*	1,534,800
30,000	Scotts Miracle-Gro Co., Class A	1,539,300
5,000	Sensient Technologies Corp.	185,350
10,000	Terra Nitrogen Co. LP	1,375,100
65,000	Texas Industries, Inc.	2,705,950
50,000	United States Lime & Minerals, Inc.*	2,050,500
		18,303,655
Real Estate Investment Trusts — 1.1%
31,500	Camden Property Trust	2,004,030
20,000	Weingarten Realty Investors	503,200
		2,507,230
Telecommunication Services — 0.2%
39,000	General Communication, Inc., Class A*	470,730

Shares		Value

Common Stocks — (Continued)
United States — (Continued)
Utilities — 1.8%
15,000	AGL Resources, Inc.	$610,650
39,900	Hawaiian Electric Industries, Inc.	959,994
13,100	Northwest Natural Gas Co.	591,203
60,000	Portland General Electric Co.	1,516,800
5,500	UGI Corp.	175,395
		3,854,042
		182,020,175
Total Common Stocks (Cost $136,879,433)		205,035,959
Closed-End Fund — 0.3%
30,000	Central Fund of Canada Ltd., Class A	611,100
Total Closed-End Fund (Cost $419,116)		611,100
Exchange-Traded Funds — 1.8%
25,000	iShares FTSE China 25 Index Fund	1,073,750
54,555	SPDR S&P Emerging Markets SmallCap ETF	2,964,520
Total Exchange-Traded Funds (Cost $3,699,680)		4,038,270
Cash Equivalents — 4.1%
9,028,131	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	9,028,131
Total Cash Equivalents (Cost $9,028,131)		9,028,131
Total Investments (Cost $150,026,360) — 100.2%		218,713,460
Liabilities in Excess of Other Assets — (0.2)%		(157,028)
Net Assets — 100.0%		$218,556,432
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

LP — Limited Partnership.

PLC — Public Liability Co.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Technical Opportunities Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Exchange-Traded Funds	34.6%
Health Care	12.9%
Consumer Discretionary	10.8%
Materials	8.6%
Energy	8.0%
Consumer Staples	6.9%
Information Technology	4.5%
Cash[1]	4.5%
Telecommunication Services	3.2%
Closed-End Fund	3.1%
Industrials	1.6%
Financials	1.3%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 57.5%
Consumer Discretionary — 10.8%
1,155	Amazon.com, Inc.*	$236,186
5,800	Brunswick Corp.	118,320
865	Chipotle Mexican Grill, Inc.*	266,584
4,400	Home Depot, Inc.	159,368
6,000	Honda Motor Co. Ltd. ADR	231,660
2,580	Ross Stores, Inc.	206,710
		1,218,828
Consumer Staples — 6.9%
13,000	BRF - Brasil Foods SA ADR	225,290
4,750	Casey’s General Stores, Inc.	209,000
8,570	Tate & Lyle PLC ADR	343,228
		777,518
Energy — 7.9%
1,700	Chevron Texaco Corp.	174,828
3,065	Ensco PLC ADR	163,364
1,150	PetroChina Co. Ltd. ADR	167,934
3,350	Tenaris SA ADR	153,195
5,200	YPF SA ADR	234,260
		893,581
Financials — 1.3%
3,550	JPMorgan Chase & Co.	145,337
Health Care — 12.8%
3,320	Cerner Corp.*	202,885
3,240	Edwards LifeSciences Corp.*	282,463
2,800	Express Scripts, Inc.*	151,144
16,500	Gentium SpA ADR*	163,185

Shares		Value

Common Stocks — (Continued)
Health Care — (Continued)
6,500	H Lundbeck A/S ADR	$170,625
4,000	Medtronic, Inc.	154,120
1,350	Novo-Nordisk A/S ADR	169,128
15,800	Trinity Biotech PLC ADR	157,052
		1,450,602
Industrials — 1.6%
2,000	United Technologies Corp.	177,020
Information Technology — 4.5%
355	Apple, Inc.*	119,163
915	Baidu, Inc. ADR*	128,219
3,200	NICE Systems Ltd. ADR*	116,352
5,200	Tencent Holdings Ltd.	141,131
		504,865
Materials — 8.5%
54,000	Anhui Conch Cement Co. Ltd.	252,593
2,620	Carpenter Technology Corp.	151,122
2,000	Syngenta AG ADR	135,120
2,315	Terra Nitrogen Co. LP	318,336
1,300	The Sherwin-Williams Co.	109,031
		966,202
Telecommunication Services — 3.2%
9,150	NTT DoCoMo, Inc. ADR	163,876
11,750	Telefonos de Mexico SAB de CV ADR	193,875
		357,751
Total Common Stocks (Cost $6,163,913)		6,491,704

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Technical Opportunities Fund	(Continued)

Shares		Value

Exchange-Traded Funds — 34.5%
4,780	iShares MSCI Austria Investable Market Index Fund	$108,793
6,130	iShares S&P Global Consumer Discretionary Sector Index Fund	348,342
6,000	iShares S&P MidCap 400 Value Index Fund	504,300
8,400	iShares S&P SmallCap 600 Index Fund	615,888
7,900	ProShares Short S&P 500 Fund*	323,189
2,765	SPDR Dow Jones Industrial Average ETF Trust	342,390
9,272	SPDR S&P MidCap 400 ETF Trust	1,644,853
Total Exchange-Traded Funds (Cost $3,857,998)		3,887,755
Closed-End Fund — 3.1%
19,465	The New Germany Fund, Inc.	351,149
Total Closed-End Fund (Cost $314,311)		351,149
Cash Equivalents — 4.5%
504,193	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	504,193
Total Cash Equivalents (Cost $504,193)		504,193
Total Investments (Cost $10,840,415) — 99.6%		11,234,801
Other Assets in Excess of Liabilities — 0.4%		40,207
Net Assets — 100.0%		$11,275,008
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Liability Co.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Fixed Income Securities Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Corporate Bonds	64.0%
U.S. Government Agencies	19.5%
U.S. Treasury Obligations	12.9%
Cash[1]	1.8%
U.S. Government Mortgage Backed Securities	1.8%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value

Corporate Bonds — 64.5%
Consumer Discretionary — 3.6%
$2,000,000	Comcast Corp., Class A, 6.500%, 1/15/17	$2,331,016
2,000,000	Mattel, Inc., 6.200%, 10/1/40	2,035,422
1,500,000	The Walt Disney Co., Series B, MTN, 6.200%, 6/20/14	1,711,296
4,000,000	Time Warner, Inc., 3.150%, 7/15/15	4,136,692
		10,214,426
Consumer Staples — 4.0%
1,498,000	ConAgra Foods, Inc., 6.750%, 9/15/11	1,515,855
3,000,000	Kellogg Co., 4.250%, 3/6/13	3,166,116
2,000,000	Kraft Foods, Inc., 6.000%, 2/11/13	2,156,542
2,000,000	The Kroger Co., 7.500%, 1/15/14	2,286,036
2,000,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	2,216,142
		11,340,691
Energy — 4.4%
1,629,000	Enterprise Products Operating LP, 5.600%, 10/15/14	1,809,720
2,000,000	Enterprise Products Operating LP, 3.700%, 6/1/15	2,096,744
2,005,000	EQT Corp., 8.125%, 6/1/19	2,452,640
2,000,000	Halliburton Co., 6.150%, 9/15/19	2,323,782
500,000	Rowan Cos., Inc., 5.000%, 9/1/17	534,966
1,000,000	Transocean, Inc., 7.375%, 4/15/18	1,164,418
2,000,000	Williams Partners LP, 5.250%, 3/15/20	2,105,608
		12,487,878

Principal Amount		Value

Corporate Bonds — (Continued)
Financials — 25.3%
$2,000,000	American Express Credit Co., Series C, 7.300%, 8/20/13	$2,225,978
5,000,000	Bank of Nova Scotia, 1.450%, 7/26/13 (a) (b)	5,057,400
2,000,000	Barrick International Bank Corp., 5.750%, 10/15/16 (a) (b)	2,281,240
3,000,000	BlackRock, Inc., 6.250%, 9/15/17	3,470,502
4,000,000	Citigroup, Inc., 5.625%, 8/27/12	4,178,768
4,000,000	Federal Agricultural Mortgage Corp, 3.250%, 6/25/14	4,247,588
3,000,000	FIA Card Services NA, 7.125%, 11/15/12 (a) (b)	3,202,320
3,000,000	Fifth Third Bancorp, 3.625%, 1/25/16	3,026,061
1,000,000	General Electric Capital Corp., Series GMTN, 5.250%, 10/19/12	1,054,225
3,700,000	General Electric Capital Corp., Series MTNA, 6.900%, 9/15/15	4,276,120
1,000,000	Goldman Sachs Group, Inc., 5.250%, 10/15/13	1,072,939
2,000,000	Hospitality Properties Trust, 6.750%, 2/15/13	2,133,274
3,000,000	JPMorgan Chase & Co, 4.000%, 2/25/21 (c)	3,012,597
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	1,068,052
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	1,069,005
4,000,000	Manulife Financial Corp., 3.400%, 9/17/15	4,123,624
1,000,000	MetLife, Inc., 5.000%, 11/24/13	1,076,131
1,000,000	Morgan Stanley, 6.750%, 10/15/13	1,092,557

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Fixed Income Securities Fund	(Continued)

Principal Amount		Value

Corporate Bonds — (Continued)
Financials — (Continued)
$2,000,000	Morgan Stanley, MTN, 5.000%, 5/17/23 (c)	$2,000,000
2,000,000	Nationwide Financial Services, Inc., 6.250%, 11/15/11	2,026,286
1,915,000	Northern Trust Co., 6.500%, 8/15/18	2,217,809
2,050,000	RenaissanceRe Holdings Ltd., 5.875%, 2/15/13	2,158,517
5,000,000	Royal Bank of Canada, 3.125%, 4/14/15 (a) (b)	5,197,790
2,000,000	Senior Housing Properties Trust, 4.300%, 1/15/16	2,018,232
2,000,000	Simon Property Group LP, 5.650%, 2/1/20	2,160,798
3,000,000	The Toronto-Dominion Bank, 2.200%, 7/29/15 (a) (b)	3,039,906
3,395,000	Wachovia Corp., 5.625%, 10/15/16	3,685,554
		72,173,273
Health Care — 6.7%
2,000,000	AstraZeneca PLC, 5.900%, 9/15/17	2,330,700
2,500,000	Covidien International Finance SA, 1.875%, 6/15/13	2,542,683
1,000,000	Covidien International Finance SA, 2.800%, 6/15/15	1,025,309
2,000,000	Gilead Sciences Inc, 4.500%, 4/1/21	2,003,314
3,705,000	Laboratory Corp of America Holdings, 4.625%, 11/15/20	3,762,787
1,000,000	Pfizer, Inc., 5.350%, 3/15/15	1,127,478
5,000,000	Thermo Fisher Scientific, Inc., 3.250%, 11/20/14	5,271,415
1,000,000	Wyeth, 5.500%, 3/15/13	1,078,803
		19,142,489
Industrials — 2.9%
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,897,452
2,000,000	Plum Creek Timberlands PLC, 4.700%, 3/15/12	1,971,114
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	2,264,210
2,000,000	United Technologies Corp., 6.125%, 2/1/19	2,338,924
		8,471,700
Information Technology — 5.6%
2,000,000	CA, Inc., 6.125%, 12/1/14	2,243,918
2,000,000	Cisco Systems, Inc., 5.500%, 1/15/40	2,003,118
2,000,000	Hewlett-Packard Co., 5.500%, 3/1/18	2,236,622
3,000,000	International Business Machines Corp., 7.625%, 10/15/18	3,815,499

Principal Amount		Value

Corporate Bonds — (Continued)
Information Technology — (Continued)
$3,000,000	Oracle Corp., 6.125%, 7/8/39	$3,337,383
2,000,000	Oracle Corp., 5.250%, 1/15/16	2,257,028
		15,893,568
Materials — 1.3%
3,300,000	Potash Corp. of Saskatchewan, Inc., 5.250%, 5/15/14	3,627,489
Telecommunication Services — 2.3%
2,000,000	AT&T, Inc., 5.600%, 5/15/18	2,227,200
2,000,000	Verizon Wireless, 7.375%, 11/15/13	2,273,960
2,000,000	Vodafone Group PLC, 5.000%, 12/16/13	2,176,198
		6,677,358
Utilities — 8.4%
1,000,000	Consolidated Edison Co. of New York, Inc., Series 03-B, 3.850%, 6/15/13	1,050,802
2,000,000	Constellation Energy Group, Inc., 4.550%, 6/15/15	2,128,420
2,950,000	Dominion Resources, Inc., Class A, Series D, 5.000%, 3/15/13	3,145,075
1,000,000	Duke Energy Corp., 6.300%, 2/1/14	1,116,762
4,500,000	Duquesne Light Co., Series O, 6.700%, 4/15/12	4,690,440
1,000,000	Georgia Power Co., 5.400%, 6/1/40	1,004,469
1,800,000	Gulf Power Co., Series K, 4.900%, 10/1/14	1,913,796
2,310,000	Metropolitan Edison, 4.875%, 4/1/14	2,445,322
3,000,000	Pacific Gas & Electric Co., 6.250%, 12/1/13	3,348,237
3,000,000	PSEG Power LLC, 2.500%, 4/15/13	3,055,230
		23,898,553
Total Corporate Bonds (Cost $176,313,165)		183,927,425
U.S. Government Agencies — 19.7%
Federal Farm Credit Bank — 0.8%
2,000,000	4.710%, 3/6/15	2,239,108
Federal Home Loan Bank — 9.5%
3,000,000	5.000%, 9/9/11	3,026,997
3,000,000	4.375%, 6/8/12	3,113,523
3,000,000	1.750%, 12/14/12	3,056,256
3,000,000	5.375%, 6/14/13	3,283,185
1,380,000	5.000%, 7/16/13	1,502,171
2,000,000	2.000%, 5/14/15 (d)	2,039,826
5,000,000	4.750%, 9/11/15	5,622,100
5,000,000	3.500%, 12/9/16	5,305,830
		26,949,888

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Fixed Income Securities Fund	(Continued)

Principal Amount		Value

U.S. Government Agencies — (Continued)
Federal Home Loan Mortgage Corporation — 4.4%
$4,000,000	6.480%, 12/5/11	$4,107,468
3,000,000	1.500%, 7/12/13	3,000,936
5,000,000	5.000%, 1/30/14	5,534,300
		12,642,704
Federal National Mortgage Association — 5.0%
4,000,000	1.200%, 7/21/14	4,001,468
3,000,000	1.000%, 9/2/14	2,992,131
4,000,000	1.250%, 10/28/14	4,009,644
3,000,000	4.065%, 2/15/18	3,264,642
		14,267,885
Total U.S. Government Agencies (Cost $54,159,402)		56,099,585
U.S. Treasury Obligations — 13.0%
U.S. Treasury Bonds — 12.3%
1,500,000	9.125%, 5/15/18	2,152,032
2,000,000	8.750%, 8/15/20	2,931,250
4,000,000	7.125%, 2/15/23	5,417,500
4,000,000	7.625%, 2/15/25	5,697,500
4,000,000	6.750%, 8/15/26	5,338,124
4,000,000	5.250%, 11/15/28	4,616,248
4,000,000	6.125%, 8/15/29	5,082,500
4,000,000	4.250%, 5/15/39	3,923,752
		35,158,906
U.S. Treasury Notes — 0.7%
2,000,000	US Treasury Note, 2.625%, 11/15/20	1,926,250
Total U.S. Treasury Obligations (Cost $32,889,357)		37,085,156
U.S. Government Mortgage Backed Agencies — 1.8%
Federal Home Loan Mortgage Corporation — 0.7%
901,736	Pool # J05518, 5.500%, 9/1/22	975,206
989,856	Pool # J08160, 5.000%, 12/1/22	1,063,640
		2,038,846
Federal National Mortgage Association — 0.1%
64,415	Pool # 599630, 6.500%, 8/1/16	70,541
160,527	Pool # 254486, 6.000%, 8/1/17	175,717
		246,258

Principal Amount or Shares		Value
U.S. Government Mortgage Backed Agencies — (Continued)
Government National Mortgage Association —1.0%
$1,515,963	Pool # 683937, 6.000%, 2/15/23	$1,662,018
937,792	Pool # 689593, 6.000%, 7/15/23	1,030,928
95,913	Pool # 345128, 6.500%, 1/15/24	109,730
27,152	Pool # 373015, 7.000%, 3/15/24	31,554
23,791	Pool # 373015, 8.000%, 6/15/24	28,155
		2,862,385
Total U.S. Government Mortgage Backed Agencies (Cost $4,815,658)		5,147,489
Cash Equivalents — 1.8%
5,297,028	Huntington Money Market Fund, Interfund Shares, 0.010% (e) (f)	5,297,028
Total Cash Equivalents (Cost $5,297,028)		5,297,028
Total Investments (Cost $273,474,610) — 100.8%		287,556,683
Liabilities in Excess of Other Assets — (0.8)%		(2,382,403)
Net Assets — 100.0%		$285,174,280
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Illiquid Security

(c)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2010.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to an higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2011.

(e)	Investment in affiliate.

(f)	Rate disclosed is the seven day yield as of June 30, 2011.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Intermediate Government Income Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
U.S. Government Agencies	53.5%
U.S. Government Mortgage Backed Securities	24.5%
U.S. Treasury Obligations	13.5%
Collateralized Mortgage Obligations	5.1%
Cash[1]	1.9%
Corporate Bonds	1.5%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value

U.S. Government Agencies — 53.1%
Federal Farm Credit Bank — 18.9%
$3,000,000	1.375%, 6/25/13	$3,054,909
2,000,000	1.620%, 11/16/15	1,987,508
1,000,000	2.500%, 9/21/17	995,765
2,500,000	3.150%, 1/12/18	2,573,590
3,000,000	2.125%, 6/18/12	3,051,303
1,000,000	4.500%, 12/15/15	1,115,444
2,000,000	4.875%, 12/16/15	2,271,186
1,000,000	3.750%, 1/29/16	1,079,519
1,000,000	5.270%, 9/1/16	1,155,534
2,000,000	5.050%, 3/8/17	2,279,728
1,000,000	5.550%, 8/1/17	1,180,549
1,000,000	4.250%, 4/16/18	1,083,669
2,000,000	5.050%, 8/1/18	2,268,466
1,000,000	5.375%, 11/10/20	1,145,545
		25,242,715
Federal Home Loan Bank — 23.5%
315,151	5.270%, 12/28/12	330,272
1,000,000	3.750%, 6/14/13	1,061,651
3,000,000	5.375%, 6/14/13	3,283,185
1,000,000	4.375%, 9/13/13	1,082,217
830,000	4.750%, 12/12/14	926,716
1,000,000	4.375%, 2/13/15	1,098,604
2,500,000	2.875%, 6/12/15	2,625,902
2,000,000	4.750%, 9/11/15	2,248,840
2,000,000	1.900%, 12/29/15	2,010,378
1,000,000	4.875%, 3/11/16	1,135,135
2,000,000	3.125%, 12/8/17	2,047,490
1,500,000	4.250%, 3/9/18	1,639,704
5,000,000	4.125%, 12/13/19	5,329,945
1,000,000	4.125%, 3/13/20	1,062,230
2,000,000	3.000%, 3/18/20	1,954,376
3,500,000	3.375%, 6/12/20	3,494,473
		31,331,118

Principal Amount		Value

U.S. Government Agencies — (Continued)
Federal National Mortgage Association — 8.7%
$5,000,000	4.125%, 4/15/14	$5,445,055
2,000,000	1.500%, 9/8/14	2,019,944
1,000,000	3.125%, 5/15/15	1,023,925
3,000,000	5.625%, 11/15/21	3,054,414
		11,543,338
Government National Mortgage Association — 2.0%
1,500,000	5.500%, 1/20/23	1,599,569
1,000,000	5.000%, 5/20/32	1,053,413
		2,652,982
Total U.S. Government Agencies (Cost $67,536,869)		70,770,153
U.S. Government Mortgage Backed Agencies — 24.3%
Federal Home Loan Mortgage Corporation — 4.1%
181,985	Pool # M81004, 5.000%, 1/1/13	187,505
155,036	Pool # E01184, 6.000%, 8/1/17	168,022
502,726	Pool # B10827, 4.500%, 11/1/18	537,317
950,764	Pool # J03237, 5.500%, 11/1/20	1,035,955
482,506	Pool # C90699, 5.000%, 8/1/23	520,628
555,603	Pool # C91296, 5.000%, 4/1/28	593,448
260,731	Pool # G08168, 5.500%, 8/1/34	283,636
372,605	Pool # 1G0865, 4.837%, 7/1/35 (a)	393,043
1,044,381	Pool # 972190, 5.161%, 11/1/35 (a)	1,114,310
555,989	Pool # G03498, 5.500%, 10/1/37	601,964
		5,435,828
Federal National Mortgage Association — 14.4%
118,651	Pool # 647408, 5.000%, 10/1/17	128,255
676,915	Pool # 357771, 5.000%, 6/1/20	728,325
728,193	Pool # 889799, 5.500%, 2/1/23	790,386

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Intermediate Government Income Fund	(Continued)

Principal Amount		Value

U.S. Government Mortgage Backed Agencies — (Continued)
Federal National Mortgage Association — (Continued)
$252,358	Pool # 255360, 5.000%, 10/1/23	$272,155
607,581	Pool # 255360, 5.000%, 8/1/24	654,104
594,336	Pool # 256213, 5.500%, 6/1/25	647,697
849,674	Pool # 256213, 4.500%, 11/1/25	905,694
588,206	Pool # 256213, 6.000%, 2/1/26	644,968
458,558	Pool # 256213, 6.000%, 4/1/26	502,809
695,589	Pool # 257536, 5.000%, 1/1/29	743,958
953,020	Pool # MA0171, 4.500%, 7/1/29	996,641
962,887	Pool # MA0171, 4.000%, 11/1/30	983,203
1,481,310	Pool # MA0171, 4.000%, 3/1/31	1,512,563
2,478,687	Pool # MA0171, 4.500%, 4/1/31	2,592,139
1,000,000	Pool # MA0171, 4.000%, 7/1/31	1,021,099
408,134	Pool # 254486, 5.500%, 1/1/33	444,434
698,943	Pool # 783793, 6.000%, 7/1/34	775,327
554,396	Pool # 807963, 5.000%, 1/1/35	592,600
391,284	Pool # 806715, 5.500%, 1/1/35	425,841
690,966	Pool # 735224, 5.500%, 2/1/35	752,422
652,412	Pool # 868935, 5.500%, 5/1/36	707,483
301,708	Pool # 907484, 6.000%, 1/1/37	331,946
930,956	Pool # AD7906, 5.000%, 7/1/40	991,037
992,719	Pool # AH6655, 4.000%, 2/1/41	994,120
		19,139,206
Government National Mortgage Association — 5.8%
559,056	Pool # 683937, 5.500%, 2/15/23	606,104
714,712	Pool # 666057, 5.000%, 3/15/23	770,650
168,067	Pool # 2699, 6.000%, 1/20/29	187,024
167,036	Pool # 576456, 6.000%, 3/15/32	187,011
2,401,711	Pool # 3637, 5.000%, 4/20/38	2,613,236
603,350	Pool # 676974, 5.500%, 5/15/38	664,627
932,147	Pool # 733602, 5.000%, 4/15/40	1,015,070
1,590,093	Pool # 4978, 4.500%, 3/20/41	1,676,968
		7,720,690
Total U.S. Government Mortgage Backed Agencies (Cost $30,902,957)		32,295,724
U.S. Treasury Obligations — 13.5%
U.S. Treasury Inflation Protection Notes — 1.7%
2,000,000	4.250%, 11/15/14	2,215,156
U.S. Treasury Notes — 11.8%
1,000,000	5.000%, 8/15/11	1,006,172
1,000,000	4.125%, 8/31/12	1,044,922
3,000,000	2.125%, 11/30/14	3,111,564
1,500,000	2.000%, 1/15/16	1,889,101
2,000,000	4.500%, 2/15/16	2,262,032
2,000,000	5.125%, 5/15/16	2,324,376
2,000,000	2.625%, 11/15/20	1,926,250
2,000,000	1.125%, 1/15/21	2,135,299
		15,699,716
Total U.S. Treasury Obligations (Cost $16,638,966)		17,914,872

Principal Amount or Shares		Value

Collateralized Mortgage Obligations — 5.1%
Federal Home Loan Mortgage Corporation — 4.7%
$280,691	Series 2543, 4.250%, 1/15/18	$296,185
2,500,000	Series 2571, 5.500%, 7/15/21	2,628,052
1,784,110	Series 2802, 5.500%, 11/15/31	1,876,237
883,967	Series 2974, 5.000%, 9/15/31	903,963
487,806	Series 2976, 4.500%, 1/15/33	512,037
		6,216,474
Federal National Mortgage Association — 0.4%
349,425	Series 2003-11, 5.500%, 8/25/32	373,202
121,430	Series 2003-16, 4.000%, 2/25/33	127,645
77,555	Series 2003-32, 5.000%, 3/25/17	78,253
		579,100
Total Collateralized Mortgage Obligations (Cost $6,485,859)		6,795,574
Corporate Bonds — 1.5%
Financials — 1.5%
2,000,000	Morgan Stanley, 1.950%, 6/20/12 (b)	2,031,734
Total Corporate Bonds (Cost $1,999,756)		2,031,734
Cash Equivalents — 1.9%
2,552,419	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	2,552,419
Total Cash Equivalents (Cost $2,552,419)		2,552,419
Total Investments (Cost $126,116,826) — 99.4%		132,360,476
Other Assets in Excess of Liabilities — 0.6%		852,812
Net Assets — 100.0%		$133,213,288
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2011.

(b)	Security issued under terms of the Temporary Liquidity Guarantee Program and is guaranteed by the Federal Deposit Insurance Corporation.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2011.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mortgage Securities Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
U.S. Government Mortgage Backed Securities	69.3%
Real Estate Investment Trusts	11.7%
Collateralized Mortgage Obligations	8.3%
U.S. Government Agencies	8.1%
Cash[1]	2.6%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount or Shares		Value

U.S. Government Mortgage Backed Agencies — 69.2%
Federal Home Loan Mortgage Corporation —18.8%
$79,797	Pool # M81004, 5.000%, 7/1/11	$81,057
181,985	Pool # M81004, 5.000%, 1/1/13	187,505
233,357	Pool # J03237, 5.500%, 8/1/16	252,516
130,625	Pool # E96459, 5.000%, 5/1/18	141,158
56,840	Pool # C90699, 6.500%, 11/1/18	64,093
502,726	Pool # B10827, 4.500%, 11/1/18	537,317
643,987	Pool # J10396, 4.000%, 7/1/19	681,187
228,915	Pool # G12425, 6.000%, 7/1/21	250,720
806,194	Pool # G12867, 4.500%, 8/1/22	860,909
370,811	Pool # C90699, 5.000%, 1/1/24	400,109
387,938	Pool # C90699, 5.500%, 10/1/24	421,874
451,007	Pool # C91296, 5.500%, 11/1/26	489,445
555,603	Pool # C91296, 5.000%, 4/1/28	593,448
749,215	Pool # C91296, 5.000%, 5/1/28	800,248
153,777	Pool # C00730, 6.000%, 3/1/29	170,655
3,562,168	Pool # C91296, 4.500%, 6/1/29	3,719,647
2,376,504	Pool # C91296, 5.000%, 4/1/30	2,538,380
442,910	Pool # A15284, 5.500%, 10/1/33	482,095
521,462	Pool # G08168, 5.500%, 8/1/34	567,271
372,605	Pool # 1G0865, 4.837%, 7/1/35 (a)	393,043
465,662	Pool # A55565, 6.000%, 12/1/36	513,350
300,084	Pool # G08168, 6.000%, 12/1/36	330,815
485,176	Pool # G03498, 5.500%, 11/1/37	525,296
1,962,182	Pool # G06023, 4.000%, 9/1/40	1,963,389
1,390,538	Pool # A93936, 4.500%, 9/1/40	1,438,541
982,309	Pool # A93936, 4.000%, 9/1/40	982,913
		19,386,981
Federal National Mortgage Association — 43.7%
181,583	Pool # 254486, 5.000%, 9/1/17	196,281
210,224	Pool # 663808, 5.000%, 11/1/17	227,241
309,449	Pool # 684488, 5.000%, 12/1/17	334,498
421,926	Pool # 693256, 5.000%, 4/1/18	456,079
271,869	Pool # 254486, 4.500%, 5/1/18	290,916

Principal Amount		Value

U.S. Government Mortgage Backed Agencies — (Continued)
Federal National Mortgage Association — (Continued)
$295,137	Pool # 786729, 5.500%, 8/1/19	$322,465
320,152	Pool # 896597, 5.000%, 8/1/21	345,367
339,119	Pool # 255360, 5.000%, 8/1/23	365,722
720,950	Pool # 255360, 5.000%, 9/1/23	777,507
665,263	Pool # 255360, 5.000%, 10/1/23	717,451
293,702	Pool # 255360, 5.000%, 7/1/24	316,191
2,348,921	Pool # 932438, 4.000%, 1/1/25	2,452,554
921,233	Pool # 256213, 5.500%, 4/1/25	1,003,943
278,180	Pool # 357771, 5.000%, 5/1/25	299,481
502,129	Pool # 256213, 4.500%, 6/1/25	535,235
849,674	Pool # 256213, 4.500%, 11/1/25	905,695
735,257	Pool # 256213, 6.000%, 2/1/26	806,210
1,489,168	Pool # 257281, 5.000%, 4/1/28	1,593,649
850,235	Pool # 257281, 5.000%, 6/1/28	909,889
800,141	Pool # 257281, 5.000%, 7/1/28	856,280
695,589	Pool # 257536, 5.000%, 1/1/29	743,958
1,524,832	Pool # MA0171, 4.500%, 7/1/29	1,594,625
3,253,300	Pool # AC1219, 4.500%, 8/1/29	3,402,207
1,613,484	Pool # MA0171, 4.500%, 9/1/29	1,687,335
962,887	Pool # MA0171, 4.000%, 11/1/30	983,203
1,481,310	Pool # MA0171, 4.000%, 3/1/31	1,512,563
2,478,687	Pool # MA0171, 4.500%, 4/1/31	2,592,139
1,000,000	Pool # MA0171, 4.000%, 7/1/31	1,021,099
49,216	Pool # 602879, 6.000%, 11/1/31	54,595
759,317	Pool # 729535, 5.500%, 7/1/33	826,851
89,992	Pool # 748422, 6.000%, 8/1/33	99,826
698,943	Pool # 783793, 6.000%, 7/1/34	775,326
445,191	Pool # 786457, 5.284%, 7/1/34 (a)	477,307
391,284	Pool # 806715, 5.500%, 1/1/35	425,841
228,828	Pool # 814261, 6.000%, 1/1/35	252,834
690,966	Pool # 735224, 5.500%, 2/1/35	752,422
192,377	Pool # 836450, 6.000%, 10/1/35	212,318
441,313	Pool # 845573, 5.371%, 2/1/36 (a)	469,559
416,479	Pool # 745511, 5.000%, 4/1/36	443,617

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mortgage Securities Fund	(Continued)

Principal Amount or Shares		Value

U.S. Government Mortgage Backed Agencies — (Continued)
Federal National Mortgage Association — (Continued)
$718,586	Pool # 745511, 5.500%, 4/1/36	$781,375
273,156	Pool # 888029, 6.000%, 12/1/36	301,044
301,708	Pool # 907484, 6.000%, 1/1/37	331,946
930,956	Pool # AD7906, 5.000%, 7/1/40	991,037
1,730,544	Pool # AD7906, 5.000%, 7/1/40	1,842,227
3,872,955	Pool # AE4310, 4.000%, 9/1/40	3,878,420
1,881,309	Pool # AE0395, 4.500%, 10/1/40	1,949,401
1,449,546	Pool # AE4628, 4.500%, 10/1/40	1,501,851
1,489,079	Pool # AH6655, 4.000%, 2/1/41	1,491,180
		45,108,760
Government National Mortgage Association — 6.7%
478,280	Pool # 683937, 5.000%, 1/15/23	517,955
530,821	Pool # 691761, 5.000%, 7/15/23	572,366
965,797	Pool # 4978, 4.500%, 12/20/25	1,036,174
1,757,670	Pool # 605653, 5.500%, 8/15/34	1,944,972
1,075,558	Pool # 3637, 5.500%, 11/20/34	1,190,172
603,350	Pool # 676974, 5.500%, 5/15/38	664,627
932,147	Pool # 733602, 5.000%, 4/15/40	1,015,070
		6,941,336
Total U.S. Government Mortgage Backed Agencies (Cost $69,072,418)		71,437,077
Common Stocks — 11.7%
Real Estate Investment Trusts — 11.7%
10,074	Acadia Realty Trust	204,804
7,500	Alexandria Real Estate Equities, Inc.	580,650
12,000	American Campus Communities, Inc.	426,240
1,000	Associated Estates Realty Corp.	16,250
2,000	BioMed Realty Trust, Inc.	38,480
5,500	Boston Properties, Inc.	583,880
6,500	Brandywine Realty Trust	75,335
1,000	Camden Property Trust	63,620
6,000	Cogdell Spencer, Inc.	35,940
2,000	Colonial Properties Trust	40,800
1,000	Coresite Realty Corp.	16,400
1,000	Developers Diversified Realty Corp.	14,100
1,000	DiamondRock Hospitality Co.	10,730
8,300	Digital Realty Trust, Inc.	512,774
16,000	Douglas Emmett, Inc.	318,240
15,000	Duke Realty Corp.	210,150
5,000	DuPont Fabros Technology, Inc.	126,000
9,000	EastGroup Properties, Inc.	382,590
8,500	Equity Lifestyle Properties, Inc.	530,740
8,000	Equity Residential	480,000
4,500	Essex Property Trust, Inc.	608,805
1,000	Excel Trust, Inc.	11,030
1,500	Federal Realty Investment Trust	127,770
7,000	HCP, Inc.	256,830
500	Health Care REIT, Inc.	26,215
3,500	Healthcare Realty Trust, Inc.	72,205
8,000	Home Properties, Inc.	487,040

Principal Amount or Shares		Value

Common Stocks — (Continued)
Real Estate Investment Trusts — (Continued)
17,616	Host Hotels & Resorts, Inc.	$298,591
8,600	Kimco Realty Corp.	160,304
10,000	Kite Realty Group Trust	49,800
13,000	LaSalle Hotel Properties	342,420
9,000	Mack-Cali Realty Corp.	296,460
7,500	National Retail Properties, Inc.	183,825
3,500	Pennsylvania Real Estate Investment Trust	54,950
1,000	Post Properties, Inc.	40,760
5,743	ProLogis Inc.	205,829
5,000	Public Storage, Inc.	570,050
2,000	Realty Income Corp.	66,980
3,500	Regency Centers Corp.	153,895
5,500	Simon Property Group, Inc.	639,265
1,903	SL Green Realty Corp.	157,702
1,000	Sovran Self Storage, Inc.	41,000
17,000	Tanger Factory Outlet Centers, Inc.	455,090
10,915	The Macerich Co.	583,953
6,376	UDR, Inc.	156,531
10,000	Ventas, Inc.	527,100
5,936	Vornado Realty Trust	553,116
2,000	Washington Real Estate Investment Trust	65,040
7,500	Weingarten Realty Investors	188,700
2,000	Westfield Group	18,575
2,000	Westfield Retail Trust	5,813
		12,073,367
Total Common Stocks (Cost $8,651,095)		12,073,367
Collateralized Mortgage Obligations — 8.3%
Federal Home Loan Mortgage Corporation — 7.2%
$798,580	Series 2541, 5.500%, 11/15/20	815,852
307,602	Series 2543, 5.500%, 4/15/22	320,988
1,000,000	Series 2571, 5.500%, 7/15/21	1,051,221
156,014	Series 2584, 4.000%, 12/15/13	156,640
964,664	Series 2672, 5.500%, 8/15/31	1,013,419
505,272	Series 2770, 4.000%, 1/15/18	522,199
1,000,000	Series 2784, 4.000%, 4/15/19	1,054,739
1,000,000	Series 2802, 5.500%, 11/15/31	1,051,637
883,967	Series 2974, 5.000%, 9/15/31	903,963
487,806	Series 2976, 4.500%, 1/15/33	512,037
		7,402,695
Federal National Mortgage Association — 0.4%
366,041	Series 1999-13, 6.000%, 4/25/29	407,998
Residential Whole Loans — 0.7%
704,314	Citigroup Mortgage Securities, Inc., 5.500%, 10/25/35	699,826
Total Collateralized Mortgage Obligations (Cost $8,177,703)		8,510,519

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mortgage Securities Fund	(Continued)

Principal Amount		Value

U.S. Government Agencies — 8.0%
Federal Home Loan Bank — 3.4%
$295,397	4.800%, 2/25/13	$308,504
1,000,000	4.250%, 3/9/18	1,094,738
2,000,000	4.125%, 12/13/19	2,135,794
		3,539,036
Federal Home Loan Mortgage Corporation — 1.6%
500,000	4.500%, 4/2/14	548,055
18,962	4.500%, 3/15/17	18,961
435,993	5.250%, 4/15/17	463,493
441,747	5.000%, 9/15/17	473,230
185,280	5.000%, 7/15/35	189,403
		1,693,142
Federal National Mortgage Association — 3.0%
1,000,000	5.000%, 3/2/15	1,130,547
40,392	6.000%, 11/25/22	40,652
267,383	5.000%, 3/25/23	285,345
515,734	5.000%, 12/25/31	535,931

Principal Amount or Shares		Value

U.S. Government Agencies — (Continued)
Federal National Mortgage Association — (Continued)
$1,000,000	5.000%, 3/25/32	$1,071,827
		3,064,302
Total U.S. Government Agencies (Cost $7,688,422)		8,296,480
Cash Equivalents — 2.6%
2,711,750	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	2,711,750
Total Cash Equivalents (Cost $2,711,750)		2,711,750
Total Investments (Cost $96,301,388) — 99.8%		103,029,193
Other Assets in Excess of Liabilities — 0.2%		241,161
Net Assets — 100.0%		$103,270,354
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2011.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2011.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
General Obligations	33.7%
School Districts	32.1%
Higher Education	13.0%
Water	6.8%
Other	4.1%
Airports	2.6%
Medical	2.4%
Facilities	2.0%
Single Housing	1.9%
Power	1.1%
Cash	0.3%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value

Municipal Bonds — 98.9%
Ohio — 98.9%
$50,000	Akron, OH, Bath Copley Joint Township Hospital District, (AGM Ins.), 5.250%, 11/15/15	$50,970
70,000	Akron, OH, Refunding & Improvement, G.O., (National Reinsurance), 5.250%, 12/1/18	70,790
120,000	Akron, OH, Pension Funding Refunding Revenue, (AMBAC Ins.), 5.250%, 12/1/18	125,605
100,000	Akron, OH, G.O., (MBIA-RE FGIC Ins.), 5.000%, 12/1/22	100,976
200,000	Akron, OH, Refunding & Improvement, (Natural Reinsurance), G.O., 5.000%, 12/1/23	204,756
225,000	Akron, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/24	236,682
100,000	Ashland, OH, Various Purposes, G.O., (National Reinsurance), 4.500%, 12/1/22	102,306
150,000	Barberton, OH, City School District, (Student Credit Program), 5.000%, 12/1/22	165,720
115,000	Big Walnut, OH, Local School District, (AGM Ins.), 5.000%, 12/1/22	122,999
205,000	Bowling Green State University, OH, General Receipts Revenue, (AMBAC Ins.), 5.250%, 6/1/19	212,653

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$300,000	Bowling Green, OH, City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 5.000%, 12/1/23	$320,172
320,000	Bowling Green, OH, City School District, (AGM Ins.), 5.000%, 12/1/24	338,736
560,000	Brookfield Local School District, OH, School Facilities Improvement, G.O., (AGM Ins. Student Credit Program), 5.000%, 1/15/22	610,322
250,000	Bucyrus, OH, City School District, (AGM Ins.), 5.000%, 12/1/22	267,797
300,000	Butler County, OH, Sewer Systems Revenue, (AGM Ins.), 5.000%, 12/1/19	337,386
170,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/20	179,777
400,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/24	418,776
500,000	Centerville, OH, G.O., (National Reinsurance), 5.000%, 12/1/20	531,250
200,000	Chagrin Falls, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/19	215,928
200,000	Clark County, OH, Various Purposes, G.O., (XLCA), 5.000%, 12/1/18	224,252

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$80,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.250%, 12/1/14	$84,886
500,000	Cleveland, OH, Public Power System Revenue, Series A, (National Reinsurance, FGIC Ins.), 5.000%, 11/15/16	564,715
335,000	Cleveland, OH, State University Revenue, Series A, (FGIC Ins.), 5.000%, 6/1/17	374,446
500,000	Cleveland, OH, Airport System Revenue, Series C, (AGM Ins.), 5.000%, 1/1/18	529,965
400,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.000%, 12/1/18	416,512
600,000	Cleveland, OH, Municipal School District, G.O., (National Reinsurance, FGIC Ins., Student Credit Program), 5.000%, 12/1/21	620,538
365,000	Cleveland, OH, Airport System Revenue, Series C, (Assured Guaranty), 5.000%, 1/1/23	368,172
150,000	Clyde-Green Springs Exempted Village School District, School Facilities Construction and Improvement, G.O., (AGM Student Credit Program), 5.000%, 12/1/19	167,783
250,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/20	271,037
100,000	Columbus, OH, Regional Airport Authority Revenue, (AGM National Reinsurance), 5.000%, 1/1/21	107,842
100,000	Cuyahoga Community College District, General Receipts Revenue, Series A (Ambac Ins.), 5.000%, 12/1/22	104,601
500,000	Cuyahoga County, OH, Refunding Revenue, Series A, 6.000%, 1/1/17	540,790
250,000	Cuyahoga County, OH, Refunding Revenue, Series A, 5.750%, 1/1/24	259,095
250,000	Dublin, OH, City School District, School Facilities Construction & Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	269,277
445,000	Fairfield County, OH, G.O., (National Reinsurance), 5.000%, 12/1/25	461,892
360,000	Fairfield Union, OH, Local School District, G.O., Series A, (AGM Ins.), 4.250%, 12/1/18	388,620
150,000	Fairless, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/21	157,400

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$155,000	Forest Hills, OH, Local School District, (AGM Ins.), 4.750%, 12/1/16	$164,686
190,000	Franklin County, OH, Municipal Facilities Improvements, G.O., (MBIA Ins.), 4.650%, 12/1/15	197,706
350,000	Franklin County, OH, Nationwide Childrens Hospital Revenue, 4.000%, 11/1/16	383,852
35,000	Gallia, OH, County Local School District, Local School District, G.O., (AGM Ins.), 4.500%, 12/1/20	36,101
250,000	Greater Cleveland Regional Transit Authority, OH, Capital Improvement, G.O., Series A, (MBIA-RE FGIC Ins.), 5.000%, 12/1/21	270,870
335,000	Greater Cleveland Regional Transit Authority, OH, Capital Improvement, G.O., Series A, (MBIA-RE FGIC Ins.), 5.000%, 12/1/21	355,954
450,000	Greene County, OH, Sewer Systems Revenue, (AMBAC Ins.), 5.000%, 12/1/18	493,663
540,000	Greene County, OH, Refunding , G.O., Series A, (AMBAC Ins.), 5.000%, 12/1/19	620,541
100,000	Greene County, OH, Water System Revenue, Series A, (National Reinsurance), 5.250%, 12/1/20	116,001
275,000	Greene County, OH, Water & Sewer Revenue, (AGM Ins.), 5.000%, 12/1/21	290,832
170,000	Hamilton County, OH, Stratford Heights Project, (AGM Ins.), 5.000%, 6/1/18	190,376
200,000	Hamilton County, OH, Sewer Systems Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/20	219,704
280,000	Hamilton, OH, (Various Purposes), (Assured Guaranty), 5.000%, 11/1/21	311,142
400,000	Harrison, OH, Tax Anticipation G.O. Notes, 2.600%, 12/8/11	402,684
260,000	Hilliard, OH, School District, G.O., Series B, 0.000%, 12/1/18 (a)	206,297
200,000	Huber Heights, Ohio City School District, School Improvement, 4.750%, 12/1/24	213,106
150,000	Hudson, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/19	161,496
75,000	Independence, OH, Rockside Road Improvement, G.O., (AMBAC Ins.), 5.000%, 12/1/20	80,789

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$160,000	Jackson, OH, Local School District, Stark and Summit Counties, G.O., (AGM, Ins.) 5.000%, 12/1/18	$170,968
335,000	Kent State University, OH, General Receipts Revenue, G.O., Series B, (Assured Guaranty), 5.000%, 5/1/19	375,424
615,000	Kent State University, OH, General Receipts Revenue, Series B, (Assured Guaranty), 5.000%, 5/1/23	655,910
50,000	Kettering, OH, City School District, School Improvement, G.O., (AGM Ins.), 4.750%, 12/1/19	54,474
400,000	Kettering, OH, City School District, G.O., (AGM Ins.), 4.750%, 12/1/22	423,164
95,000	Keystone, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/19	100,080
100,000	Lake Local School District/Stark County OH, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/18	108,231
285,000	Lakewood City, OH, School District, G.O., (AGM Ins.), 5.000%, 12/1/18	302,194
300,000	Licking Heights, OH, Local School District, G.O., (National Reinsurance, FGIC Ins.), 4.750%, 12/1/20	319,128
235,000	Madison, OH, Local School District, G.O., (AGM Ins.), 4.000%, 12/1/17	246,994
250,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/23	264,647
600,000	Medina County, OH, Library District, G.O., (FGIC Ins.), 5.250%, 12/1/20	632,340
500,000	Middletown, OH, G.O., (AGM Ins.), 5.000%, 12/1/21	553,700
250,000	Montgomery County, OH, Water Refunding Revenue, (AMBAC Ins.), 5.375%, 11/15/16	257,127
540,000	Montgomery County, OH, Refunding & Improvement, G.O., (National Reinsurance), 5.000%, 12/1/21	576,477
200,000	Mount Healthy, OH, City School District, G.O., (AGM Ins.), 5.250%, 12/1/19	227,730
50,000	Mount Vernon, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/17	54,367
370,000	Northern Local School District, Capital Appreciation Improvement School Facilities, G.O., (Student Credit Program), 0.000%, 10/1/18 (a)	293,221
500,000	Norton, OH, BAN, Various Purposes, G.O., 1.875%, 8/25/11	500,675

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$200,000	Ohio Capital Asset Financing Program Fractionalized Interests, G.O., Series B, 5.000%, 12/1/22	$214,820
150,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 1, 2.650%, 5/1/17	145,709
385,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 1, 3.250%, 5/1/20	367,275
75,000	Ohio State, G.O., Series A, 5.000%, 9/15/17	83,165
150,000	Ohio State, Parks and Recreation Capital Facilities Revenue, Series II-A, (AGM Ins.), 5.000%, 12/1/17	161,199
50,000	Ohio State, G.O., Series A, 4.000%, 9/15/18	55,394
200,000	Ohio University, General Receipts Revenue, 5.000%, 12/1/18	226,230
225,000	Ohio State, G.O., Series A, 5.000%, 3/1/19	241,564
500,000	Ohio State, G.O., Series A, 5.000%, 9/15/19	544,170
100,000	Ohio State, G.O., Series B, 5.500%, 9/15/19	120,206
100,000	Ohio State, G.O., Series B, 5.000%, 3/1/20	109,898
75,000	Ohio State, G.O., Series C, 5.000%, 8/1/20	87,480
175,000	Ohio State, G.O., Series A, 5.000%, 9/1/20	195,848
350,000	Ohio State, G.O., Series B, 5.000%, 9/15/20	383,295
725,000	Ohio State, G.O., Series B, 5.000%, 4/1/21	780,571
550,000	Ohio State, G.O., Series A, 5.000%, 6/15/21	588,269
150,000	Ohio State, G.O., Series B, 5.000%, 9/15/21	163,581
300,000	Ohio State, G.O., Series A, 5.000%, 5/1/22	314,946
150,000	Ohio State, G.O., Series A, 5.000%, 6/15/22	159,954
655,000	Ohio State, Series A, 5.375%, 9/1/23	728,118
130,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 9/1/23	139,710
750,000	Ohio State, G.O., Series B, 4.500%, 9/15/23	772,845
670,000	Ohio State, G.O., Series A, 5.000%, 2/1/24	706,193

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$400,000	Ohio State, G.O., Series B, 5.000%, 3/15/24	$421,156
150,000	Ohio State, G.O., Series A, 5.000%, 6/15/24	158,471
600,000	Ohio State, G.O., Series B, 4.500%, 9/15/24	614,310
125,000	Ohio State Building Authority, State Facilities Adult Correction Revenue, Series A, (AGM Ins.), 5.500%, 10/1/14	126,454
150,000	Ohio State Building Authority, State Facilities Arts Building Revenue, Series A, 5.000%, 4/1/16	159,708
400,000	Ohio State Building Authority, Administration Building Fund Revenue, Series A, 5.000%, 10/1/23	431,332
250,000	Ohio State Higher Education Facilities Commission Revenue, Dension University Project, 5.000%, 11/1/20	265,757
75,000	Ohio State Higher Education, G.O., Series A, 5.000%, 5/1/21	78,957
155,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 4.875%, 9/1/15	164,148
160,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 5.000%, 9/1/23	165,827
95,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 5.900%, 9/1/23	100,829
1,000,000	Ohio State Turnpike Commission, Series A, (FGIC Ins.), 5.500%, 2/15/20	1,172,660
170,000	Ohio State University General Receipts Revenue, Series A, 5.000%, 6/1/25	178,335
100,000	Ohio State Water Development Authority Revenue, 5.000%, 6/1/19	117,589
500,000	Olentangy, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/18	562,245
300,000	Olentangy, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/21	326,445

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$400,000	Olentangy, Local School District, G.O., Series A, 5.000%, 12/1/22	$435,452
175,000	Ottawa-Glandorf, Local School District, G.O., Putnam, OH, Series A, (Student Credit Program), 0.000%, 12/1/20 (a)	119,814
235,000	Pandora Gilboa, OH, Local School District, Putnam County Capital Appreciation Refunding, G.O., (Student Credit Program), 0.000%, 12/1/15 (a)	211,202
140,000	Pandora Gilboa, OH, City School District, Putnam County Capital Appreciation Refunding, G.O., (Student Credit Program), 0.000%, 12/1/16 (a)	120,922
500,000	Princeton, OH, City School District Capital Appreciation, G.O., Series B, 0.000%, 12/1/20 (a)	362,150
100,000	Reynoldsburg City School District, School Facilities Construction and Improvement, G.O., 5.000%, 12/1/20	111,328
470,000	River Valley, OH, Local School District, G.O., (AGM Ins. Student Credit Program), 5.250%, 11/1/23	535,527
100,000	Sebring, OH, Local School District, Capital Appreciation Refunding Class Room Facilities, G.O., (Student Credit Program), 0.000%, 12/1/16 (a)	84,958
100,000	Sebring, OH, Local School District, Capital Appreciation Refunding Class Room Facilities, G.O., (Student Credit Program), 0.000%, 12/1/17 (a)	80,230
150,000	Seven Hills, OH, Capital Improvement, G.O., 5.250%, 12/1/18	173,869
1,040,000	Shaker Heights, OH, Urban Renewal Refunding, G.O., (AMBAC Ins.), 5.000%, 12/1/17	1,113,830
105,000	Southern Local School District/Meigs County, Various Purposes Constructiona and Improvement, G.O., Series A, 0.000%, 12/1/15 (a)	94,984
105,000	Southern Local School District/Meigs County, Various Purposes Constructiona and Improvement, G.O., Series A, 0.000%, 12/1/17 (a)	86,392
780,000	Southwest Licking Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	786,396
500,000	South-Western City School District, (AGM Ins.), 4.750%, 12/1/22	531,775

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$150,000	Springboro, OH, Various Purposes, G.O., 5.000%, 12/1/18	$173,006
125,000	Springfield City, OH, School District, (AGM Ins.), 5.000%, 12/1/21	134,791
100,000	State of Ohio, Series A, (AGM Ins.), 5.000%, 4/1/17	109,160
50,000	State of Ohio, Major New State Infrastructure Project Revenue, Series 2008-1, 5.500%, 6/15/20	57,409
325,000	Strongsville, OH, Library Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/15	329,995
235,000	Swanton, OH, Local School District, School Improvement, G.O., (FGIC Ins.), 4.900%, 12/1/15	239,968
225,000	Toledo, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 11/15/18	236,160
700,000	Toledo, OH, Waterworks Revenue, (MBIA Ins.), 5.000%, 11/15/19	760,053
350,000	Toledo, OH, School Facilities Improvement, G.O., Series 2003, (AGM Ins.), 5.000%, 12/1/21	362,806
200,000	Toledo, OH, City School District, Series B, (FGIC Ins.), 5.000%, 12/1/21	207,084
300,000	Toledo, OH, Waterworks Revenue, (MBIA-RE FGIC Ins.), 5.000%, 11/15/22	319,404
400,000	Troy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/18	430,112
800,000	Troy, OH, G.O., 4.750%, 12/1/22	834,088
320,000	Troy, OH, G.O., 4.750%, 12/1/24	331,120
75,000	Trumbull County, OH, G.O., Series B, (AGM Ins.), 5.000%, 12/1/20	84,149
235,000	Twinsburg, OH , Local School District Refunding, G.O., (FGIC Ins.), 5.000%, 12/1/18	255,729
350,000	University of Akron, OH, Series B, (AGM Ins.), 5.000%, 1/1/21	380,439
500,000	University of Akron, OH, General Receipts Revenue, Series B, (AGM Ins.), 5.250%, 1/1/24	538,055
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/17	546,780
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	328,995

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	$322,050
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 6/1/20	539,580
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/22	537,185
100,000	University of Cincinnati, OH, General Receipts Revenue, Series F, 5.000%, 6/1/23	101,721
400,000	University of Toledo, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	431,536
100,000	Van Buren, OH, School District, Capital Appreciation Advance Refunding, G.O., (AGM Ins.), 0.000%, 12/1/16 (a)	87,020
50,000	Warren County, OH, Waterworks Refunding Revenue, (AGM Ins.), 5.000%, 12/1/15	52,708
150,000	Warren County, OH, Waterworks Refunding Revenue, (AGM Ins.), 5.000%, 12/1/18	156,180
650,000	Washington County, OH, School Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/19	681,596
205,000	Western Reserve, OH, Local School District, Capital Appreciation Classroom Facilities, G.O., (Student Credit Program), 0.000%, 12/1/16 (a)	177,065
65,000	Western Reserve, OH, Local School District, Capital Appreciation Classroom Facilities, G.O., (Student Credit Program), 0.000%, 1/15/18 (a)	51,765
200,000	Westerville, OH, City School District, G.O., (National Reinsurance), 5.000%, 12/1/17	216,140
125,000	Westerville, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/23	137,020
300,000	Wyoming, OH, School District, Refunding School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	321,495
400,000	Zanesville City School District, School Improvement, G.O., (Student Credit Program), 4.500%, 12/1/19	442,384
50,000	Zanesville City School District, School Improvement, G.O., (Student Credit Program), 3.750%, 12/1/21	50,720
		49,507,035
Total Municipal Bonds (Cost $48,601,765)		49,507,035

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Shares		Value
Cash Equivalents — 0.4%
170,520	Fidelity Tax-Exempt Portfolio, Class I, 0.010% (b)	$170,520
Total Cash Equivalents (Cost $170,520)		170,520
Total Investments (Cost $48,772,285) — 99.3%		49,677,555
Other Assets in Excess of Liabilities — 0.7%		359,658
Net Assets — 100.0%		$50,037,213
(a)	Zero coupon capital appreciation bonds.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BAN — Bond Anticipation Note

FGIC — Financial Guaranty Insurance Co.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

G.O. — General Obligation

MBIA — Municipal Bond Insurance Association

XLCA — XI Capital Assurance, Inc.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Short/Intermediate Fixed Income Securities Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Corporate Bonds	63.1%
U.S. Government Agencies	29.7%
U.S. Treasury Obligations	4.4%
Cash[1]	2.8%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value

Corporate Bonds — 64.1%
Consumer Discretionary — 2.7%
$1,000,000	Home Depot, Inc., 5.250%, 12/16/13	$1,092,736
1,000,000	Johnson Controls, Inc., 4.875%, 9/15/13	1,077,624
1,000,000	McDonald’s Corp., Series G, MTN, 4.300%, 3/1/13	1,057,981
1,000,000	The Walt Disney Co., Series D, 4.500%, 12/15/13	1,085,349
2,000,000	Time Warner, Inc., 3.150%, 7/15/15	2,068,346
		6,382,036
Consumer Staples — 4.7%
2,000,000	Coca-Cola Enterprises Inc, 1.125%, 11/12/13	1,998,104
1,000,000	CVS Caremark Corp., 4.875%, 9/15/14	1,096,967
1,585,000	General Mills, Inc., 5.250%, 8/15/13	1,722,128
1,000,000	HJ Heinz Co., 5.350%, 7/15/13	1,085,213
2,000,000	Kellogg Co., 5.125%, 12/3/12	2,120,020
2,000,000	Safeway, Inc., 5.800%, 8/15/12	2,104,236
1,000,000	Sysco Corp., 4.200%, 2/12/13	1,052,577
		11,179,245
Energy — 3.6%
1,000,000	Apache Corp., 6.000%, 9/15/13	1,107,154
1,000,000	Chevron Corp., 3.450%, 3/3/12	1,020,947
1,000,000	ConocoPhillips, 4.750%, 2/1/14	1,091,144
2,000,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	2,195,280
1,000,000	Noble Corp., 5.875%, 6/1/13	1,084,411
2,000,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	2,173,352
		8,672,288

Principal Amount		Value

Corporate Bonds — (Continued)
Financials — 23.1%
$2,000,000	American Express Credit Co., MTN, 2.750%, 9/15/15	$1,999,404
2,000,000	Bank of America Corp, Series Serie L, MTN, 1.693%, 1/30/14 (a)	2,004,608
2,000,000	Bank of New York Mellon Corp./The, 2.950%, 6/18/15	2,064,334
2,000,000	Bank of Nova Scotia, 2.375%, 12/17/13	2,057,234
1,000,000	BB&T Corp., 3.100%, 7/28/11	1,001,707
2,000,000	BB&T Corp., 5.200%, 12/23/15	2,163,664
1,000,000	Boeing Capital Corp., 3.250%, 10/27/14	1,058,652
2,000,000	Canadian Imperial Bank of Commerce, 1.450%, 9/13/13	2,008,374
2,000,000	Caterpillar Financial Services Corp., Series F, MTN, 5.125%, 10/12/11	2,026,178
1,000,000	Charles Schwab Corp./The, 4.950%, 6/1/14	1,096,427
1,500,000	Citigroup, Inc., 6.010%, 1/15/15	1,650,657
3,000,000	Federal Agricultural Mortgage Corp, 3.250%, 6/25/14	3,185,691
3,000,000	Federal National Mortgage Association, Series 11, 1.250%, 2/27/14	3,037,617
2,000,000	Federal National Mortgage Association, 0.702%, 6/7/16 (a)	2,009,832
2,000,000	Fifth Third Bancorp, 3.625%, 1/25/16	2,017,374
2,500,000	General Electric Capital Corp., 2.250%, 11/9/15	2,457,487
1,500,000	Goldman Sachs Group, Inc., 5.500%, 11/15/14	1,621,887

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Short/Intermediate Fixed Income Securities Fund	(Continued)

Principal Amount		Value

Corporate Bonds — (Continued)
Financials — (Continued)
$2,000,000	HSBC Financial Corp., 3.500%, 6/28/15 (b) (c)	$2,052,266
1,000,000	Key Bank NA, 5.091%, 3/26/15	1,086,923
433,000	M&I Marshall & Ilsley Bank, BKNT, 5.300%, 9/8/11	435,699
2,000,000	Manulife Financial Corp., 3.400%, 9/17/15	2,061,812
2,000,000	MetLife Global Funding I, 3.125%, 1/11/16 (b) (c)	2,024,832
2,000,000	Morgan Stanley, Series G, MTN, 2.761%, 5/14/13 (a)	2,053,440
1,500,000	Principal Life Income Funding Trusts, Series MTN, 5.150%, 9/30/11	1,513,247
2,000,000	Prudential Financial, Inc., Series D, 3.875%, 1/14/15	2,087,552
2,000,000	Royal Bank of Canada, MTN, 2.100%, 7/29/13	2,052,072
2,060,000	Simon Property Group LP, 4.200%, 2/1/15	2,191,397
2,000,000	US Bank NA, 4.950%, 10/30/14	2,188,368
1,500,000	Wells Fargo & Co., Series I, 3.750%, 10/1/14	1,580,862
		54,789,597
Health Care — 9.0%
2,014,000	Cardinal Health, Inc., 4.000%, 6/15/15	2,129,273
2,232,000	Celgene Corp., 2.450%, 10/15/15	2,218,673
2,000,000	Covidien International Finance SA, 2.800%, 6/15/15	2,050,618
1,000,000	HCP, Inc., 2.700%, 2/1/14	1,014,420
2,000,000	Howard Hughes Medical Institute, 3.450%, 9/1/14	2,128,060
2,000,000	McKesson Corp., 3.250%, 3/1/16	2,062,068
1,000,000	Medco Health Solutions, Inc., 6.125%, 3/15/13	1,078,341
2,000,000	Medtronic, Inc., 3.000%, 3/15/15	2,089,122
1,000,000	Medtronic, Inc., 2.625%, 3/15/16	1,015,787
1,000,000	Pfizer, Inc., 4.450%, 3/15/12	1,028,492
1,200,000	St Jude Medical, Inc., 3.750%, 7/15/14	1,276,711
2,000,000	Thermo Fisher Scientific, Inc., 3.200%, 5/1/15	2,079,024
1,000,000	Wyeth, 5.500%, 3/15/13	1,078,803
		21,249,392

Principal Amount		Value

Corporate Bonds — (Continued)
Industrials — 7.2%
$1,000,000	3M Co., Series A, MTN, 4.375%, 8/15/13	$1,079,892
2,000,000	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 3/26/13	2,049,498
1,000,000	Broadcom Corp., 2.375%, 11/1/15	990,118
2,000,000	Danaher Corp, 2.300%, 6/23/16	1,998,406
2,000,000	Eaton Corp., 4.900%, 5/15/13	2,149,258
1,000,000	Emerson Electric Co., 4.625%, 10/15/12	1,048,256
2,000,000	Harsco Corp., 2.700%, 10/15/15	2,006,544
1,000,000	ITT Corp., 4.900%, 5/1/14	1,090,887
1,000,000	Nabors Industries, Inc., 5.375%, 8/15/12	1,035,872
1,500,000	Northrop Grumman Corp., 3.700%, 8/1/14	1,591,719
1,000,000	Raytheon Co., 1.625%, 10/15/15	977,388
1,000,000	Shell International Finance BV, 4.000%, 3/21/14	1,076,604
		17,094,442
Information Technology — 3.3%
1,000,000	Dell, Inc., 4.700%, 4/15/13	1,065,345
1,000,000	Dell, Inc., 2.300%, 9/10/15	1,004,039
1,500,000	Hewlett-Packard Co., 4.250%, 2/24/12	1,536,120
2,000,000	Oracle Corp., 4.950%, 4/15/13	2,145,702
2,000,000	Symantec Corp., 2.750%, 9/15/15	1,981,328
		7,732,534
Materials — 5.3%
2,000,000	Air Products & Chemicals, Inc., 4.150%, 2/1/13	2,100,194
2,000,000	Barrick Gold Corp., 2.900%, 5/30/16 (b)	1,998,426
1,000,000	Nucor Corp., 4.875%, 10/1/12	1,046,781
1,000,000	Nucor Corp., 5.000%, 12/1/12	1,055,660
2,000,000	Potash Corp. of Saskatchewan, Inc., 3.750%, 9/30/15	2,124,854
2,000,000	PPG Industries, Inc., 5.750%, 3/15/13	2,148,388
2,000,000	Sherwin-Williams Co./The, 3.125%, 12/15/14	2,112,066
		12,586,369
Telecommunication Services — 1.8%
2,000,000	AT&T, Inc., 2.500%, 8/15/15	2,026,022
1,000,000	Verizon Communications, Inc., 1.950%, 3/28/14	1,016,277
1,000,000	Verizon Wireless, 7.375%, 11/15/13	1,136,980
		4,179,279

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Short/Intermediate Fixed Income Securities Fund	(Continued)

Principal Amount		Value

Corporate Bonds — (Continued)
Utilities — 3.4%
$1,500,000	FPL Group Capital, Inc., 5.350%, 6/15/13	$1,604,269
1,000,000	Indiana Michigan Power Co., 6.375%, 11/1/12	1,066,909
2,000,000	PSEG Power LLC, 2.500%, 4/15/13	2,036,820
1,262,000	Southern Co., 4.150%, 5/15/14	1,351,905
1,000,000	Southern Co., 2.375%, 9/15/15	1,000,301
1,000,000	Wisconsin Public Service Corp., 4.875%, 12/1/12	1,052,465
		8,112,669
Total Corporate Bonds (Cost $148,429,217)		151,977,851
U.S. Government Agencies — 30.2%
Federal Farm Credit Bank — 3.4%
3,000,000	2.125%, 6/18/12	3,051,303
3,000,000	1.875%, 12/7/12	3,063,159
2,000,000	3.400%, 2/7/13	2,094,398
		8,208,860
Federal Home Loan Bank — 15.1%
2,000,000	1.625%, 7/27/11	2,002,202
2,000,000	1.000%, 12/28/11	2,008,192
2,000,000	1.125%, 5/18/12	2,014,212
2,000,000	1.875%, 6/20/12	2,029,942
3,000,000	1.750%, 8/22/12	3,047,685
1,000,000	1.625%, 9/26/12	1,015,476
3,000,000	1.625%, 6/14/13	3,064,872
3,000,000	1.000%, 9/13/13	3,025,734
1,000,000	4.375%, 9/13/13	1,082,217
2,000,000	1.375%, 9/12/14	2,019,502
6,000,000	1.375%, 5/28/14	6,079,788
2,000,000	3.250%, 9/12/14	2,137,064
2,000,000	4.750%, 11/14/14	2,236,532
2,000,000	1.750%, 9/11/15	2,010,004
2,000,000	1.900%, 12/29/15	2,010,378
		35,783,800
Federal Home Loan Mortgage Corporation — 0.9%
2,000,000	2.175%, 2/19/14	2,069,560
Federal National Mortgage Association — 10.8%
1,435,000	2.000%, 1/30/12	1,448,465
2,000,000	1.250%, 6/22/12	2,017,942
5,000,000	0.625%, 9/24/12	5,019,125
5,000,000	1.125%, 9/17/13	5,056,445
2,000,000	1.700%, 8/18/14	2,003,262
4,000,000	1.500%, 9/8/14	4,039,888
3,000,000	1.300%, 11/17/14	3,010,917
3,000,000	1.625%, 10/26/15	2,987,055
		25,583,099
Total U.S. Government Agencies (Cost $70,783,925)		71,645,319

Principal Amount or Shares		Value

U.S. Treasury Obligations — 4.5%
U.S. Treasury Notes — 4.5%
$1,500,000	2.125%, 12/31/15	$1,539,843
5,000,000	0.875%, 2/29/12	5,024,200
4,000,000	0.750%, 6/15/14	3,995,312
		10,559,355
Total U.S. Treasury Obligations (Cost $10,504,452)		10,559,355
Cash Equivalents — 2.9%
6,827,705	Huntington Money Market Fund, Interfund Shares (d) (e)	6,827,705
Total Cash Equivalents (Cost $6,827,705)		6,827,705
Total Investments (Cost $236,545,299) — 101.7%		241,010,230
Liabilities in Excess of Other Assets — (1.7)%		(4,089,743)
Net Assets — 100.0%		$236,920,487
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2011.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Illiquid security.

(d)	Investment in affiliate.

(e)	Rate disclosed is the seven day yield as of June 30, 2011.

BKNT — Bank Note

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Balanced Allocation Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Equity Mutual Funds[1]	64.7%
Fixed Income Mutual Funds[1]	31.9%
Cash[1]	3.4%
Total	100.0%
[1]	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Mutual Funds — 96.5% (a)
128,717	Huntington Dividend Capture Fund, Trust Shares	$1,176,474
184,811	Huntington Fixed Income Securities Fund, Trust Shares	4,124,987
53,833	Huntington Global Select Markets Fund, Trust Shares	631,998
135,214	Huntington Growth Fund, Trust Shares	3,568,290
148,432	Huntington Income Equity Fund, Trust Shares	3,237,305
176,354	Huntington Intermediate Government Income Fund, Trust Shares	1,929,314
224,310	Huntington International Equity Fund, Trust Shares	2,693,965
309,947	Huntington Macro 100 Fund, Trust Shares	3,118,063
69,064	Huntington Mid Corp America Fund, Trust Shares	1,158,895
120,654	Huntington Mortgage Securities Fund, Trust Shares	1,111,222
79,348	Huntington New Economy Fund, Trust Shares*	860,136
96,437	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	1,936,454
93,589	Huntington Situs Fund, Trust Shares*	2,016,836
Total Mutual Funds (Cost $24,601,198)		27,563,939

Shares		Value
Cash Equivalents — 3.4%
982,897	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$982,896
Total Cash Equivalents (Cost $982,897)		982,896
Total Investments (Cost $25,584,095) — 99.9%		28,546,835
Other Assets in Excess of Liabilities — 0.1%		22,341
Net Assets — 100.0%		$28,569,176
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

*	Non-income producing security.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Conservative Allocation Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Fixed Income Mutual Funds[1]	72.1%
Equity Mutual Funds[1]	24.8%
Cash[1]	3.1%
Total	100.0%
1	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Mutual Funds — 96.8% (a)
26,854	Huntington Dividend Capture Fund, Trust Shares	$245,446
228,406	Huntington Fixed Income Securities Fund, Trust Shares	5,098,015
11,280	Huntington Global Select Markets Fund, Trust Shares	132,425
28,287	Huntington Growth Fund, Trust Shares	746,482
31,011	Huntington Income Equity Fund, Trust Shares	676,351
217,930	Huntington Intermediate Government Income Fund, Trust Shares	2,384,155
46,975	Huntington International Equity Fund, Trust Shares	564,174
64,872	Huntington Macro 100 Fund, Trust Shares	652,608
14,458	Huntington Mid Corp America Fund, Trust Shares	242,597
148,643	Huntington Mortgage Securities Fund, Trust Shares	1,369,004
16,614	Huntington New Economy Fund, Trust Shares*	180,096
119,166	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	2,392,856
19,594	Huntington Situs Fund, Trust Shares*	422,259
Total Mutual Funds (Cost $14,201,806)		15,106,468

Shares		Value
Cash Equivalents — 3.1%
490,207	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$490,207
Total Cash Equivalents (Cost $490,207)		490,207
Total Investments (Cost $14,692,013) — 99.9%		15,596,675
Other Assets in Excess of Liabilities — 0.1%		10,447
Net Assets — 100.0%		$15,607,122
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

*	Non-income producing security.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Growth Allocation Fund	June 30, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Equity Mutual Funds[1]	84.2%
Fixed Income Mutual Funds[1]	12.4%
Cash[1]	3.4%
Total	100.0%
[1]	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. As of June 30, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Mutual Funds — 96.6% (a)
134,348	Huntington Dividend Capture Fund, Trust Shares	$1,227,940
58,042	Huntington Fixed Income Securities Fund, Trust Shares	1,295,502
56,360	Huntington Global Select Markets Fund, Trust Shares	661,667
141,611	Huntington Growth Fund, Trust Shares	3,737,122
155,182	Huntington Income Equity Fund, Trust Shares	3,384,529
55,401	Huntington Intermediate Government Income Fund, Trust Shares	606,084
234,864	Huntington International Equity Fund, Trust Shares	2,820,722
324,574	Huntington Macro 100 Fund, Trust Shares	3,265,212
72,321	Huntington Mid Corp America Fund, Trust Shares	1,213,544
37,808	Huntington Mortgage Securities Fund, Trust Shares	348,216
83,087	Huntington New Economy Fund, Trust Shares*	900,662
30,297	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	608,367
97,998	Huntington Situs Fund, Trust Shares*	2,111,865
Total Mutual Funds (Cost $19,155,766)		22,181,432

Shares		Value
Cash Equivalents — 3.4%
772,755	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$772,754
Total Cash Equivalents (Cost $772,754)		772,754
Total Investments (Cost $19,928,520) — 100.0%		22,954,186
Liabilities in Excess of Other Assets — (0.0)%		(2,076)
Net Assets — 100.0%		$22,952,110
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

*	Non-income producing security.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	Huntington Tax-Free Money Market Fund	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund	Huntington U.S. Treasury Money Market Fund
Assets:
Investments, at cost	$73,167,367	$463,093,291	$148,312,092	$326,466,854
Investments, at value	$73,167,367	$463,093,291	$148,312,092	$206,466,854
Investments in affiliated securities, at value	—	—	—	—
Investments in repurchase agreements, at cost	—	—	—	120,000,000
Total Investments	73,167,367	463,093,291	148,312,092	326,466,854
Cash	—	—	—	307
Foreign currencies, at value (Cost $—, $—, $—, $—, $—, $23,574, $—, $—, $149,072, $—)	—	—	—	—
Income receivable	74,625	693,564	187,272	31,513
Receivable for investments sold	—	—	5,000,000
Receivable for shares sold	—	524	—	6,000
Receivable from Advisor	5,915	16,087	16,886	57,697
Tax reclaims receivable	—	—	—	—
Prepaid expenses and other assets	16,928	15,951	13,897	18,344
Total assets	73,264,835	463,819,417	153,530,147	326,580,715
Liabilities:
Cash overdraft	—	4,057	—	—
Options written, at value (premium received $—, $—, $—, $—, $—, $—, $—, $75,179, $—, $— )	—	—	—	—
Income distribution payable	591	2,837	837	2,818
Payable for investments purchased	—	10,000,000	300,477	—
Payable for shares redeemed	—	—	—	—
Accrued expenses and other payables
Investment advisor fees	—	—	—	—
Administration fees	11,508	66,840	29,473	49,886
Custodian fees	3,789	14,933	12,527	8,999
Financial administration fees	2,420	2,262	2,675	2,269
Distribution service fee	—	—	—	—
Shareholder services fee	—	—	—	—
Transfer agent fees	3,688	4,431	12,646	5,904
Trustees’ fees	482	1,184	565	3,251
Compliance service fees	357	2,286	714	2,056
Other	6,015	76,960	32,252	42,190
Total liabilities	28,850	10,175,790	392,166	117,373
Net Assets	$73,235,985	$453,643,627	$153,137,981	$326,463,342

Net Assets Consist of:
Paid in capital	$73,367,053	$454,093,130	$153,422,982	$326,455,272
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	—	—	—	—
Accumulated net realized gain/(loss) on investments, options and foreign currency transactions	(131,068)	(449,503)	(285,001)	3,910
Accumulated net investment income (loss)	—	—	—	4,160
Total Net Assets	$73,235,985	$453,643,627	$153,137,981	$326,463,342

Net Assets:
Trust Shares	$60,370,951	$233,299,949	$60,143,457	$261,312,452
Class A Shares	$12,865,034	$120,756,165	$92,994,524	$65,150,890
InterFund Shares	—	$99,587,513	—	—
Shares Outstanding: (unlimited number of shares authorized, no par value):
Trust Shares	60,468,985	233,769,675	60,304,759	261,280,620
Class A Shares	12,897,110	120,726,507	93,110,737	65,177,086
InterFund Shares	—	99,602,419	—	—
Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$1.00	$1.00	$1.00	$1.00
Class A Shares	$1.00	$1.00	$1.00	$1.00
InterFund Shares	—	$1.00	—	—
Offering Price Per Share (100%/100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	—	—	—	—
Maximum Sales Charge:
Class A Shares	—	—	—	—

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	Huntington Global Select Markets Fund	Huntington Growth Fund	Huntington Income Equity Fund	Huntington International Equity Fund	Huntington Macro 100 Fund

$128,995,380	$44,024,433	$117,472,164	$107,768,987	$263,906,257	$44,427,131
$133,806,999	$48,281,251	$133,111,584	$115,293,785	$308,840,642	$45,342,945
3,464,658	625,805	6,336,914	2,656,788	13,196,912	8,624,555
—	—	—	—	—	—
137,271,657	48,907,056	139,448,498	117,950,573	322,037,554	53,967,500
30,374	—	—	—	—	—
—	23,576	—	—	149,879	—
332,804	137,185	152,351	284,236	1,041,006	37,051
1,296,878	382,583	—	50,199	83,806	—
186,992	15,581	136,583	67,611	212,472	160,096
—	—	—	—	—	—
—	3,416	—	—	444,260	—
16,912	11,765	15,138	11,909	20,283	17,627
139,135,617	49,481,162	139,752,570	118,364,528	323,989,260	54,182,274

—	—	—	—	—	—
—	—	—	28,925	—	—
—	—	—	—	—	—
637,516	—	—	506,156	—	—
255,502	41,440	147,702	99,690	230,506	100,680

83,203	39,476	66,082	56,374	259,960	30,052
20,183	7,217	20,090	17,124	47,412	7,736
1,641	4,189	2,512	1,964	7,718	544
2,140	16,273	2,055	2,083	15,024	2,247
4,663	175	1,697	1,231	2,173	350
27,735	9,889	27,533	23,489	64,989	10,614
9,097	972	10,011	7,478	11,869	3,867
677	66	406	285	994	109
714	189	568	492	1,385	136
16,165	4,693	23,868	16,033	45,458	6,593
1,059,236	124,579	302,524	761,324	687,488	162,928
$138,076,381	$49,356,583	$139,450,046	$117,603,204	$323,301,772	$54,019,346

$153,889,419	$43,400,095	$117,992,576	$120,039,439	$272,423,115	$52,585,444
8,276,277	4,885,450	21,976,334	10,227,840	58,152,516	9,540,369
(24,278,208)	1,270,120	(406,596)	(12,896,413)	(10,470,972)	(8,138,348)
188,893	(199,082)	(112,268)	232,338	3,197,113	31,881
$138,076,381	$49,356,583	$139,450,046	$117,603,204	$323,301,772	$54,019,346

$114,689,281	$48,474,206	$130,975,795	$111,659,972	$312,610,121	$52,287,450
$23,387,100	$882,377	$8,474,251	$5,943,232	$10,691,651	$1,731,896
—	—	—	—	—	—

12,548,336	4,130,139	4,963,706	5,120,178	26,025,188	5,195,946
2,559,902	75,426	330,752	272,426	897,944	174,408
—	—	—	—	—	—

$9.14	$11.74	$26.39	$21.81	$12.01	$10.06
$9.14	$11.70	$25.62	$21.82	$11.91	$9.93
—	—	—	—	—	—

$9.59	$12.28	$26.90	$22.90	$12.50	$10.43

4.75%	4.75%	4.75%	4.75%	4.75%	4.75%

Semi-Annual Shareholder Report

Statements of Assets and Liabilities (Continued)

June 30, 2011 (Unaudited)

	Huntington Mid Corp America Fund	Huntington New Economy Fund	Huntington Real Strategies Fund	Huntington Rotating Markets Fund
Assets:
Investments, at cost	$93,241,994	$53,943,565	$104,541,184	$33,504,389
Investments, at value	$150,863,789	$51,269,585	$105,284,873	$40,667,022
Investments in affiliated securities, at value	8,362,257	2,661,984	11,414,160	566,313
Total Investments	159,226,046	53,931,569	116,699,033	41,233,335
Cash	—	3,388	—	—
Foreign currencies, at value (Cost $—, $—, $—, $—, $4,284, $—, $—, $—, $—, $—)	—	—	—	—
Income receivable	162,198	18,051	92,504	40,317
Receivable for investments sold	—	—	1,035,103	—
Receivable for shares sold	53,863	43,070	253,030	25,154
Tax reclaims receivable	—	—	—	—
Prepaid expenses and other assets	17,760	16,042	20,353	17,306
Total assets	159,459,867	54,012,120	118,100,023	41,316,112
Liabilities:
Cash overdraft	—	—	—	—
Options written, at value (premium received $—, $134,082, $1,156,160, $—, $343,804, $—, $—, $—, $—, $—)	—	172,850	959,600	—
Income distribution payable	—	—	—	—
Payable for investments purchased	—	816,863	6,465,937	—
Payable for shares redeemed	122,741	86,733	59,436	13,545
Accrued expenses and other payables
Investment advisor fees	95,523	36,364	59,982	16,521
Administration fees	23,202	7,805	14,565	6,025
Custodian fees	2,188	1,195	1,000	748
Financial administration fees	2,671	3,298	2,309	1,664
Distribution service fee	1,563	992	470	514
Shareholder services fee	31,841	10,695	19,993	8,260
Transfer agent fees	8,288	6,731	2,778	3,733
Trustees’ fees	612	175	340	92
Compliance service fees	683	201	366	183
Other	22,471	8,471	13,725	6,308
Total liabilities	311,783	1,152,373	7,600,501	57,593
Net Assets	$159,148,084	$52,859,747	$110,499,522	$41,258,519

Net Assets Consist of:
Paid in capital	$82,099,094	$69,639,010	$118,459,906	$37,298,055
Net unrealized appreciation (depreciation) of investments, options and translations of assets and liabilities in foreign currency	65,984,052	(50,764)	12,354,409	7,728,946
Accumulated net realized gain/(loss) on investments, options and foreign currency transactions	10,955,721	(16,461,722)	(20,434,161)	(4,121,422)
Accumulated net investment income (loss)	109,217	(266,777)	119,368	352,940
Total Net Assets	$159,148,084	$52,859,747	$110,499,522	$41,258,519

Net Assets:
Trust Shares	$151,361,695	$48,083,351	$108,293,294	$38,696,686
Class A Shares	$7,786,389	$4,776,396	$2,206,228	$2,561,833
Shares Outstanding: (unlimited number of shares authorized, no par value):
Trust Shares	9,021,839	4,436,106	13,213,548	3,312,288
Class A Shares	476,139	453,487	288,046	221,079
Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$16.78	$10.84	$8.20	$11.68
Class A Shares	$16.35	$10.53	$7.66	$11.59
Offering Price Per Share (100%/100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$17.17	$11.06	$8.04	$11.89
Maximum Sales Charge:
Class A Shares	4.75%	4.75%	4.75%	4.75%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	Huntington Technical Opportunities Fund	Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund

$150,026,360	$10,840,415	$273,474,610	$126,116,826	$96,301,388	$48,772,285
$209,685,329	$10,730,608	$282,259,655	$129,808,057	$100,317,443	$49,677,555
9,028,131	504,193	5,297,028	2,552,419	2,711,750	—
218,713,460	11,234,801	287,556,683	132,360,476	103,029,193	49,677,555
—	—	49	—	—	—
4,285	—	—	—	—	—
88,277	30,271	3,120,304	738,477	378,513	370,738
—	—	—	272,992	5	—
178,610	9,183	496,571	157,796	41,390	403,663
18,592	—	—	—	—	—
12,498	17,264	16,023	17,161	17,143	17,546
219,015,722	11,291,519	291,189,630	133,546,902	103,466,244	50,469,502

—	—	—	8,762	—	—
39,750	—	—	—	—	—
—	—	328,902	131,363	—	74,032
—	—	5,101,010	59,458	—	295,082
148,737	—	299,279	—	87,959	5,932

130,575	6,743	118,748	55,238	42,731	20,469
31,716	1,641	43,381	20,168	15,597	7,473
3,813	100	6,383	2,273	2,191	1,290
13,335	1,579	9,234	5,941	4,851	7,322
5,125	48	1,596	921	845	550
43,525	2,248	59,374	27,619	21,365	10,234
9,743	1,998	5,427	4,091	4,397	2,706
2,030	26	887	262	305	180
997	26	822	438	440	148
29,944	2,102	40,307	17,080	15,209	6,871
459,290	16,511	6,015,350	333,614	195,890	432,289
$218,556,432	$11,275,008	$285,174,280	$133,213,288	$103,270,354	$50,037,213

$151,257,510	$11,846,362	$268,921,170	$126,895,367	$97,440,006	$48,902,295
68,992,938	394,386	14,082,073	6,243,650	6,727,805	905,270
(1,166,197)	(950,107)	2,151,321	26,842	(1,145,059)	230,322
(527,819)	(15,633)	19,716	47,429	247,602	(674)
$218,556,432	$11,275,008	$285,174,280	$133,213,288	$103,270,354	$50,037,213

$192,719,839	$11,023,967	$277,624,366	$128,729,035	$99,196,479	$47,437,141
$25,836,593	$251,041	$7,549,914	$4,484,253	$4,073,875	$2,600,072

8,943,020	1,306,873	12,439,154	11,761,768	10,770,332	2,221,825
1,226,865	29,960	338,307	409,749	439,630	121,857

$21.55	$8.44	$22.32	$10.94	$9.21	$21.35
$21.06	$8.38	$22.32	$10.94	$9.27	$21.34

$22.11	$8.80	$23.19	$11.37	$9.63	$22.17

4.75%	4.75%	3.75%	3.75%	3.75%	3.75%

Semi-Annual Shareholder Report

Statements of Assets and Liabilities (Continued)

June 30, 2011 (Unaudited)

	Huntington Short/Intermediate Fixed Income Securities Fund	Huntington Balanced Allocation Fund	Huntington Conservative Allocation Fund	Huntington Growth Allocation Fund
Assets:
Investments, at cost	$236,545,299	$25,584,095	$14,692,013	$19,928,520
Investments, at value	$234,182,525	—	—	—
Investments in affiliated securities, at value	6,827,705	28,546,835	15,596,675	22,954,186
Total Investments	241,010,230	28,546,835	15,596,675	22,954,186
Cash	—	—	—	10,540
Income receivable	1,500,552	17,368	25,598	6,320
Receivable for shares sold	44,945	38,087	1,953	7,329
Receivable from Advisor	—	—	563	—
Prepaid expenses and other assets	19,470	5,573	6,441	6,569
Total assets	242,575,197	28,607,863	15,631,230	22,984,944
Liabilities:
Cash overdraft	3,993,261	—	—	—
Income distribution payable	172,040	1,095	327	—
Payable for investments purchased	1,089,710		—	—
Payable for shares redeemed	176,728	22,204	13,418	18,751
Accrued expenses and other payables
Investment advisor fees	97,809	834	—	1,398
Administration fees	35,676	4,185	2,320	3,340
Custodian fees	3,017	109	119	76
Financial administration fees	8,151	1,985	2,032	1,732
Distribution service fee	1,868	5,750	3,179	4,586
Shareholder services fee	48,905		—
Transfer agent fees	2,077	356	972	486
Trustees’ fees	479	81	43	49
Compliance service fees	609	71	43	66
Other	24,380	2,017	1,655	2,350
Total liabilities	5,654,710	38,687	24,108	32,834
Net Assets	$236,920,487	$28,569,176	$15,607,122	$22,952,110

Net Assets Consist of:
Paid in capital	$233,969,163	$25,326,095	$14,592,445	$19,620,246
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	4,464,931	2,962,740	904,662	3,025,666
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(1,513,607)	275,667	106,443	267,816
Accumulated net investment income	—	4,674	3,572	38,382
Total Net Assets	$236,920,487	$28,569,176	$15,607,122	$22,952,110

Net Assets:
Trust Shares	$227,892,073	—	—	—
Class A Shares	$9,028,414	$28,569,176	$15,607,122	$22,952,110
Shares Outstanding: (unlimited number of shares authorized, no par value):
Trust Shares	11,348,281	—	—	—
Class A Shares	449,518	2,384,472	1,434,445	1,847,413
Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$20.08	—	—	—
Class A Shares	$20.08	$11.98	$10.88	$12.42
Offering Price Per Share (100%/100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$20.39	$12.58	$11.42	$13.04
Maximum Sales Charge:
Class A Shares	1.50%	4.75%	4.75%	4.75%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Operations

Six Months Ended June 30, 2011 (Unaudited)

	Huntington Tax-Free Money Market Fund	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund	Huntington U.S. Treasury Money Market Fund
Investment Income:
Dividend income	$2,053	$36,984	$3,600	$—
Dividend income from affiliated securities	—	—	—	—
Interest income	149,978	581,507	287,885	203,438
Foreign dividend taxes withheld	—	—	—	—
Total investment income	152,031	618,491	291,485	203,438
Expenses:
Investment advisor fees	120,750	641,644	259,556	362,906
Administration fees	73,336	389,692	157,778	330,606
Custodian fees	12,829	44,638	19,341	41,673
Transfer and dividend disbursing agent fees and expenses	14,641	32,080	14,608	22,536
Trustees’ fees	3,842	18,813	8,058	17,993
Professional fees	11,084	52,895	23,389	51,302
Financial administration fees	2,778	1,950	3,203	1,714
Distribution services fee—Class A Shares	16,846	157,803	146,666	83,408
Shareholder services fee—Trust Shares	83,780	272,691	69,833	370,348
Shareholder services fee—Class A Shares	16,846	157,803	146,666	83,408
Share registration costs	8,677	9,634	6,753	9,038
Printing and postage	4,943	30,682	11,499	16,643
Insurance premiums	2,657	7,881	4,364	6,373
Compliance service fees	1,960	10,068	4,471	8,631
Other	7,773	18,906	10,760	15,377
Total expenses	382,742	1,847,180	886,945	1,421,956
Investment advisory fees waived	(117,261)	(641,644)	(240,953)	(362,906)
Distributions services fees waived	(16,846)	(157,803)	(146,666)	(83,408)
Shareholder services fees waived	(100,626)	(430,494)	(216,499)	(453,756)
Reimbursement from Advisor	—	(20,153)	—	(336,575)
Net expenses	148,009	597,086	282,827	185,311
Net investment income (loss)	4,022	21,405	8,658	18,127
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	—	7,126	(31,165)	4,260
Net realized gain (loss) on option transactions	—	—	—	—
Net realized loss on foreign currency transactions	—	—	—	—
Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	—	7,126	(31,165)	4,260
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	—	—	—	—
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	—	7,126	(31,165)	4,260
Change in net assets resulting from operations	$4,022	$28,531	$(22,507)	$22,387

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	Huntington Global Select Markets Fund	Huntington Growth Fund	Huntington Income Equity Fund	Huntington International Equity Fund	Huntington Macro 100 Fund

$3,267,129	$412,926	$699,801	$2,781,233	$5,614,571	$387,577
191	72	142	93	734	242
—	71,923	—	—	—	—
(47,367)	(45,675)	(17,735)	(91,562)	(511,436)	—
3,219,953	439,246	682,208	2,689,764	5,103,869	387,819

493,958	225,894	401,231	336,096	1,570,304	182,393
120,000	41,219	121,841	102,061	286,110	44,310
15,404	26,514	18,121	14,088	61,105	6,116
39,696	12,972	33,794	28,647	42,950	21,131
5,382	1,869	5,858	4,813	13,371	2,041
15,126	5,191	15,469	13,346	37,207	5,632
2,950	6,392	1,607	2,233	8,441	2,837
26,656	979	10,677	7,629	13,255	2,221
137,996	55,578	156,502	132,410	379,319	58,577
26,656	979	10,677	7,629	13,256	2,220
10,914	9,795	12,549	10,682	12,319	14,992
6,912	2,761	7,417	7,201	14,068	3,485
2,362	1,396	2,865	2,529	5,126	1,616
2,524	696	2,941	2,495	6,817	986
4,213	1,790	1,277	2,586	2,598	13,397
910,749	394,025	802,826	674,445	2,466,246	361,954
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
910,749	394,025	802,826	674,445	2,466,246	361,954
2,309,204	45,221	(120,618)	2,015,319	2,637,623	25,865

6,913,302	1,289,827	94,266	6,325,736	13,317,332	437,371
108,390	94,157	—	(64,971)	—	—
—	(8,546)	—	—	(72,084)	—
7,021,692	1,375,438	94,266	6,260,765	13,245,248	437,371
(796,856)	(54,493)	4,482,140	1,618,023	(3,057,358)	1,310,542
6,224,836	1,320,945	4,576,406	7,878,788	10,187,890	1,747,913
$8,534,040	$1,366,166	$4,455,788	$9,894,107	$12,825,513	$1,773,778

Semi-Annual Shareholder Report

Statements of Operations (Continued)

Six Months Ended June 30, 2011 (Unaudited)

	Huntington Mid Corp America Fund	Huntington New Economy Fund	Huntington Real Strategies Fund	Huntington Rotating Markets Fund
Investment Income:
Dividend income	$1,128,654	$156,842	$1,195,528	$503,260
Dividend income from affiliated securities	310	196	286	34
Interest income	—	—	—	—
Foreign dividend taxes withheld	(3,789)	(839)	(35,643)	—
Total investment income	1,125,175	156,199	1,160,171	503,294
Expenses:
Investment advisor fees	587,802	237,233	363,807	101,208
Administration fees	142,798	50,852	88,381	36,880
Custodian fees	17,266	7,484	12,425	5,110
Transfer and dividend disbursing agent fees and expenses	28,015	26,228	16,508	16,932
Trustees’ fees	6,701	2,482	4,177	1,750
Professional fees	17,606	6,946	11,588	4,873
Financial administration fees	2,657	3,159	2,626	1,635
Distribution services fee—Class A Shares	9,694	6,526	2,741	3,164
Shareholder services fee—Trust Shares	186,240	63,249	118,528	47,440
Shareholder services fee—Class A Shares	9,694	6,526	2,741	3,164
Share registration costs	10,789	11,203	15,454	13,507
Printing and postage	7,880	4,734	5,404	3,641
Insurance premiums	3,053	1,815	2,181	1,605
Compliance service fees	3,437	1,258	2,075	923
Other	2,494	2,369	14,767	9,586
Total expenses	1,036,126	432,064	663,403	251,418
Net investment income (loss)	89,049	(275,865)	496,768	251,876
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain/(loss) on investment transactions	10,379,679	10,517,803	(2,043,803)	162,594
Net realized gain/(loss) on option transactions	—	(2,846,203)	976,628	—
Net realized gain/(loss) on foreign currency transactions	—	—	—	—
Net realized gain/(loss) on investments, options and translation of assets and liabilities in foreign currency transactions	10,379,679	7,671,600	(1,067,175)	162,594
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	581,426	(7,025,269)	3,204,235	2,594,758
Net realized and unrealized gain on investments options and foreign currency transactions	10,961,105	646,331	2,137,060	2,757,352
Change in net assets resulting from operations	$11,050,154	$370,466	$2,633,828	$3,009,228

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	Huntington Technical Opportunities Fund	Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund

$928,525	$107,631	$—	$—	$203,563	$71
440	24	187	175	172	—
—	—	5,470,476	2,340,613	2,050,658	861,214
(14,352)	(4,510)	—	—	—	—
914,613	103,145	5,470,663	2,340,788	2,254,393	861,285

816,863	41,083	715,482	314,188	254,565	126,285
198,444	9,980	260,723	114,491	92,764	46,019
27,250	2,929	38,149	16,084	13,739	6,974
40,350	12,911	24,265	18,546	18,066	14,769
9,217	470	12,758	5,379	4,469	2,284
25,262	1,308	34,897	15,197	12,595	6,504
6,959	1,792	10,231	8,731	11,109	19,434
31,124	233	9,870	5,603	5,022	3,542
241,164	13,462	347,871	151,491	122,260	59,600
31,124	233	9,870	5,603	5,022	3,542
15,528	15,297	11,502	10,522	13,307	13,395
9,854	1,790	12,962	6,450	6,313	3,238
3,531	1,209	5,013	2,791	2,686	1,817
4,477	226	6,198	2,702	2,342	1,139
4,348	15,855	4,040	5,045	4,451	2,735
1,465,495	118,778	1,503,831	682,823	568,710	311,277
(550,882)	(15,633)	3,966,832	1,657,965	1,685,683	550,008

7,564,205	446,532	1,930,818	(6,852)	(167,867)	147,357
109,499	—	—	—	—	—
(1,349)	255	—	—	(22)	—
7,672,355	446,787	1,930,818	(6,852)	(167,889)	147,357
6,520,262	(185,716)	138,572	658,253	1,328,243	643,807
14,192,617	261,071	2,069,390	651,401	1,160,354	791,164
$13,641,735	$245,438	$6,036,222	$2,309,366	$2,846,037	$1,341,172

Semi-Annual Shareholder Report

Statements of Operations (Continued)

Six Months Ended June 30, 2011 (Unaudited)

	Huntington Short/ Intermediate Fixed Income Securities Fund	Huntington Balanced Allocation Fund	Huntington Conservative Allocation Fund	Huntington Growth Allocation Fund
Investment Income:
Dividend income from affiliated securities	$235	$189,856	$159,952	$110,808
Interest income	2,748,862	—	—	—
Total investment income	2,749,097	189,856	159,952	110,808
Expenses:
Investment advisor fees	551,069	12,625	7,534	10,465
Administration fees	200,811	24,555	13,727	19,068
Custodian fees	26,467	1,366	816	1,052
Transfer and dividend disbursing agent fees and expenses	18,337	15,662	9,585	12,038
Trustees’ fees	9,275	1,144	650	874
Professional fees	25,948	3,147	1,820	2,404
Financial administration fees	9,551	1,400	2,482	2,182
Distribution services fee—Class A Shares	9,968	33,693	18,395	26,163
Shareholder services fee—Trust Shares	265,567	—	—	—
Shareholder services fee—Class A Shares	9,968	—	—	—
Share registration costs	11,729	3,145	3,234	3,227
Printing and postage	8,237	2,096	1,457	2,573
Insurance premiums	3,600	1,341	1,258	1,294
Compliance service fees	4,426	530	317	421
Other	4,685	3,074	2,893	5,744
Total expenses	1,159,638	103,778	64,608	87,505
Investment advisory fees waived	—	(12,625)	(7,534)	(10,465)
Reimbursement from Advisor	—	(1,181)	(1,863)	(4,412)
Net expenses	1,159,638	89,972	55,211	72,628
Net investment income	1,589,459	99,884	104,741	38,180
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investment transactions	527,928	—	—	—
Net realized gain on investment transactions of affiliates	—	258,703	89,002	256,223
Net realized gain on investments, options and translation of assets and liabilities in foreign currency transactions	527,928	258,703	89,002	256,223
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency	755,418	663,507	171,694	612,095
Net realized and unrealized gain on investments options and foreign currency transactions	1,283,346	922,210	260,696	868,318
Change in net assets resulting from operations	$2,872,805	$1,022,094	$365,437	$906,498

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Changes in Net Assets

	Huntington Tax-Free Money Market Fund
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$4,022	$9,406
Net realized gain (loss) on investments, options and foreign currency transactions	—	(1,399)
Change in net assets resulting from operations	4,022	8,007
Distributions to Shareholders—
From and/or excess of net investment income:
Trust Shares	(3,348)	(7,470)
Class A Shares	(674)	(1,936)
Class B Shares	—	—
InterFund Shares	—	—
Change in net assets resulting from distributions to shareholders	(4,022)	(9,406)
Change in net assets resulting from capital transactions	(9,221,599)	(16,054,701)
Change in net assets	(9,221,599)	(16,056,100)
Net Assets
Beginning of period	82,457,584	98,513,684
End of period	$73,235,985	$82,457,584

Accumulated net investment income (loss) included in net assets at end of period	$—	$—
Capital Transactions:
Trust Shares
Shares sold	$26,211,456	$137,458,703
Dividends reinvested	—	—
Shares redeemed	(32,759,037)	(147,344,067)
Total Trust Shares	(6,547,581)	(9,885,364)
Class A Shares
Shares sold	18,108,148	76,461,653
Dividends reinvested	226	797
Shares redeemed	(20,782,392)	(82,631,787)
Total Class A Shares	(2,674,018)	(6,169,337)
Class B Shares(a)
Shares sold	—	—
Dividends reinvested	—	—
Shares redeemed	—	—
Total Class B Shares	—	—
Interfund Shares
Shares sold	—	—
Shares redeemed	—	—
Total Interfund Shares	—	—
Net change resulting from capital transactions	$(9,221,599)	$(16,054,701)
Share Transactions:
Trust Shares
Shares sold	26,211,456	137,458,703
Dividends reinvested	—	—
Shares redeemed	(32,759,037)	(147,344,067)
Total Trust Shares	(6,547,581)	(9,885,364)
Class A Shares
Shares sold	18,108,148	76,461,653
Dividends reinvested	226	797
Shares redeemed	(20,782,392)	(82,631,787)
Total Class A Shares	(2,674,018)	(6,169,337)
Class B Shares(a)
Shares sold	—	—
Dividends reinvested	—	—
Shares redeemed	—	—
Total InterFund Shares	—	—
Interfund Shares
Shares sold	—	—
Shares redeemed	—	—
Total Interfund Shares	—	—
Net change resulting from share transactions	(9,221,599)	(16,054,701)

(a)	Effective June 29, 2010, Class B shares were converted to Class A Shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Money Market Fund		Huntington Ohio Municipal Money Market Fund		Huntington U.S. Treasury Money Market Fund
Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
(Unaudited)		(Unaudited)		(Unaudited)

$21,405	$46,504	$8,658	$23,103	$18,127	$36,958
7,126	(4,591)	(31,165)	(14,231)	4,260	3,808
28,531	41,913	(22,507)	8,872	22,387	40,766

(10,929)	(25,098)	(2,795)	(11,414)	(14,792)	(30,463)
(6,300)	(13,109)	(5,863)	(11,689)	(3,335)	(6,686)
—	(10)	—	—	—	—
(4,176)	(8,287)	—	—	—	—
(21,405)	(46,504)	(8,658)	(23,103)	(18,127)	(37,149)
57,957,598	(62,920,898)	(44,962,845)	(56,857,307)	(61,256,013)	71,513,112
57,964,724	(62,925,489)	(44,994,010)	(56,871,538)	(61,251,753)	71,516,729

395,678,903	458,604,392	198,131,991	255,003,529	387,715,095	316,198,366
$453,643,627	$395,678,903	$153,137,981	$198,131,991	$326,463,342	$387,715,095

$—	$—	$—	$—	$4,160	$4,160

$465,695,476	$874,783,454	$63,645,934	$244,447,562	$341,371,221	$863,202,276
156	380	6	22	—	—
(447,380,209)	(920,519,877)	(84,515,773)	(306,372,704)	(392,932,401)	(811,597,858)
18,315,423	(45,736,043)	(20,869,833)	(61,925,120)	(51,561,180)	51,604,418

113,046,985	274,406,116	476,096,227	146,181,653	100,151,831	189,053,736
4,845	10,590	3,772	6,606	469	868
(127,271,790)	(274,701,138)	(500,193,011)	(141,120,446)	(109,847,133)	(169,145,910)
(14,219,960)	(284,432)	(24,093,012)	5,067,813	(9,694,833)	19,908,694

—	9,183	—	—	—	—
—	10	—	—	—	—
—	(257,733)	—	—	—	—
—	(248,540)	—	—	—	—

254,401,535	478,749,433	—	—	—	—
(200,539,400)	(495,401,316)	—	—	—	—
53,862,135	(16,651,883)	—	—	—	—
$57,957,598	$(62,920,898)	$(44,962,845)	$(56,857,307)	$(61,256,013)	$71,513,112

465,695,476	874,783,454	63,645,934	244,447,562	341,371,221	863,202,276
156	380	6	22	—	—
(447,380,209)	(920,519,877)	(84,515,773)	(306,372,704)	(392,932,401)	(811,597,858)
18,315,423	(45,736,043)	(20,869,833)	(61,925,120)	(51,561,180)	51,604,418

113,046,985	274,406,116	476,096,227	146,181,653	100,151,831	189,053,736
4,845	10,590	3,772	6,606	469	868
(127,271,790)	(274,701,138)	(500,193,011)	(141,120,446)	(109,847,133)	(169,145,910)
(14,219,960)	(284,432)	(24,093,012)	5,067,813	(9,694,833)	19,908,694

—	9,183	—	—	—	—
—	10	—	—	—	—
—	(257,733)	—	—	—	—
—	(248,540)	—	—	—	—

254,401,535	478,749,433	—	—	—	—
(200,539,400)	(495,401,316)	—	—	—	—
53,862,135	(16,651,883)	—	—	—	—
57,957,598	(62,920,898)	(44,962,845)	(56,857,307)	(61,256,013)	71,513,112

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Dividend Capture Fund
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income (loss)	$2,309,204	$2,954,107
Net realized gain (loss) on investments, options and foreign currency transactions	7,021,692	5,296,167
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(796,856)	5,598,095
Change in net assets resulting from operations	8,534,040	13,848,369
Distributions to Shareholders—
From and/or excess of net investment income:
Trust Shares	(1,817,589)	(2,548,196)
Class A Shares	(331,866)	(281,521)
Class B Shares	—	(95,246)
From return of capital:
Trust Shares	—	—
Class A Shares	—	—
Change in net assets resulting from distributions to shareholders	(2,149,455)	(2,924,963)
Change in net assets resulting from capital transactions	13,286,132	19,924,950
Change in net assets	19,670,717	30,848,356
Net Assets
Beginning of period	118,405,664	87,557,308
End of period	$138,076,381	$118,405,664

Accumulated net investment income (loss) included in net assets at end of period	$188,893	$29,144
Capital Transactions:
Trust Shares
Shares sold	$19,739,031	$28,363,588
Dividends reinvested	995,775	1,386,702
Shares redeemed	(12,060,070)	(13,154,436)
Total Trust Shares	8,674,736	16,595,854
Class A Shares
Shares sold	6,526,528	6,559,018
Shares sold in class consolidation(a)	—	6,422,265
Dividends reinvested	291,371	240,983
Shares redeemed	(2,206,503)	(2,564,382)
Total Class A Shares	4,611,396	10,657,884
Class B Shares(a)
Shares sold	—	119,022
Dividends reinvested	—	86,563
Shares redeemed in class consolidation(a)	—	(6,422,265)
Shares redeemed	—	(1,112,108)
Total Class B Shares	—	(7,328,788)
Net change resulting from capital transactions	$13,286,132	$19,924,950
Share Transactions:
Trust Shares
Shares sold	2,181,126	3,514,014
Dividends reinvested	108,878	171,223
Shares redeemed	(1,314,085)	(1,608,121)
Total Trust Shares	975,919	2,077,116
Class A Shares
Shares sold	724,286	791,992
Shares sold in class consolidation(a)	—	840,611
Dividends reinvested	31,864	29,479
Shares redeemed	(242,327)	(312,633)
Total Class A Shares	513,823	1,349,449
Class B Shares(a)
Shares sold	—	14,768
Dividends reinvested	—	10,965
Shares redeemed in class consolidation(a)	—	(843,924)
Shares redeemed	—	(139,301)
Total Class B Shares	—	(957,492)
Net change resulting from share transactions	1,489,742	2,469,073

(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund		Huntington Growth Fund		Huntington Income Equity Fund
Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
(Unaudited)		(Unaudited)		(Unaudited)

$45,221	$92,556	$(120,618)	$22,066	$2,015,319	$2,699,915
1,375,438	(91,554)	94,266	25,751,764	6,260,765	10,017,459
(54,493)	4,939,943	4,482,140	(13,801,489)	1,618,023	(1,260,463)
1,366,166	4,940,945	4,455,788	11,972,341	9,894,107	11,456,911

—	(392,639)	—	(378)	(1,738,086)	(2,521,176)
—	(7,192)	—	(19)	(91,371)	(104,186)
—	—	—	—	—	(27,815)

—	(50,356)	—	—	—	—
—	(1,144)	—	—	—	—
—	(451,331)	—	(397)	(1,829,457)	(2,653,177)
6,014,848	37,484,955	2,653,935	(28,770,178)	2,526,854	(12,420,285)
7,381,014	41,974,569	7,109,723	(16,798,234)	10,591,504	(3,616,551)

41,975,569	1,000	132,340,323	149,138,557	107,011,700	110,628,251
$49,356,583	$41,975,569	$139,450,046	$132,340,323	$117,603,204	$107,011,700

$(199,082)	$(244,303)	$(112,268)	$8,350	$232,338	$46,476

$8,330,592	$37,539,607	$13,434,315	$12,842,248	$10,075,459	$12,158,596
—	237,959	—	226	903,610	1,307,009
(2,319,092)	(1,064,024)	(10,454,759)	(40,453,766)	(8,018,086)	(25,147,192)
6,011,500	36,713,542	2,979,556	(27,611,292)	2,960,983	(11,681,587)

196,351	1,018,671	514,019	982,549	321,111	785,109
—	—	—	2,079,387	—	2,244,174
—	6,400	—	17	87,082	98,867
(193,003)	(253,658)	(839,640)	(1,598,082)	(842,322)	(1,111,811)
3,348	771,413	(325,621)	1,463,871	(434,129)	2,016,339

—	—	—	47,039	—	71,030
—	—	—	—	—	26,668
—	—	—	(2,079,387)	—	(2,244,174)
—	—	—	(590,409)	—	(608,561)
—	—	—	(2,622,757)	—	(2,755,037)
$6,014,848	$37,484,955	$2,653,935	$(28,770,178)	$2,526,854	$(12,420,285)

746,657	3,668,554	518,816	549,642	470,199	647,759
—	20,873	—	11	41,656	70,566
(204,334)	(101,661)	(403,246)	(1,751,756)	(376,237)	(1,334,020)
542,323	3,587,766	115,570	(1,202,103)	135,618	(615,695)

17,367	99,395	20,133	43,320	15,055	42,174
—	—	—	101,088	—	129,347
—	563	—	1	4,013	5,334
(17,152)	(24,797)	(32,963)	(70,602)	(39,242)	(59,557)
215	75,161	(12,830)	73,807	(20,174)	117,298

—	—	—	2,254	—	3,844
—	—	—	—	—	1,462
—	—	—	(109,212)	—	(130,248)
—	—	—	(28,409)	—	(32,970)
—	—	—	(135,367)	—	(157,912)
542,538	3,662,927	102,740	(1,263,663)	115,444	(656,309)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington International Equity Fund
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income (loss)	$2,637,623	$3,450,695
Net realized gain (loss) on investments, options and foreign currency transactions	13,245,248	(2,780,888)
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(3,057,358)	17,681,037
Change in net assets resulting from operations	12,825,513	18,350,844
Distributions to Shareholders—
From and/or excess of net investment income:
Trust Shares	—	(2,391,416)
Class A Shares	—	(72,760)
From net realized gain on investments:
Trust Shares	—	—
Class A Shares	—	—
Change in net assets resulting from distributions to shareholders	—	(2,464,176)
Change in net assets resulting from capital transactions	3,047,572	(40,749,610)
Change in net assets	15,873,085	(24,862,942)
Net Assets
Beginning of period	307,428,687	332,291,629
End of period	$323,301,772	$307,428,687

Accumulated net investment income (loss) included in net assets at end of period	$3,197,113	$559,490
Capital Transactions:
Trust Shares
Shares sold	$28,096,699	$53,700,060
Dividends reinvested	—	793,877
Shares redeemed	(24,708,102)	(95,416,225)
Total Trust Shares	3,388,597	(40,922,288)
Class A Shares
Shares sold	866,809	2,536,935
Shares sold in class consolidation(a)	—	1,954,659
Dividends reinvested	—	63,912
Shares redeemed	(1,207,834)	(2,320,079)
Total Class A Shares	(341,025)	2,235,427
Class B Shares(a)
Shares sold	—	159,052
Shares redeemed in class consolidation(a)	—	(1,954,659)
Shares redeemed	—	(267,142)
Total Class B Shares	—	(2,062,749)
Net change resulting from capital transactions	$3,047,572	$(40,749,610)
Share Transactions:
Trust Shares
Shares sold	2,390,850	5,059,393
Dividends reinvested	—	68,977
Shares redeemed	(2,097,884)	(9,278,730)
Total Trust Shares	292,966	(4,150,360)
Class A Shares
Shares sold	73,387	238,025
Shares sold in class consolidation(a)	—	205,106
Dividends reinvested	—	5,592
Shares redeemed	(104,158)	(223,912)
Total Class A Shares	(30,771)	224,811
Class B Shares(a)
Shares sold	—	15,412
Shares redeemed in class consolidation(a)	—	(209,727)
Shares redeemed	—	(26,207)
Total Class B Shares	—	(220,522)
Net change resulting from share transactions	262,195	(4,146,071)

(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Macro 100 Fund		Huntington Mid Corp America Fund		Huntington New Economy Fund
Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
(Unaudited)		(Unaudited)		(Unaudited)

$25,865	$42,884	$89,049	$82,680	$(275,865)	$(472,632)
437,371	(107,369)	10,379,679	5,833,549	7,671,600	1,785,919

1,310,542	5,782,446	581,426	23,282,399	(7,025,269)	6,261,203
1,773,778	5,717,961	11,050,154	29,198,628	370,466	7,574,490

—	(39,179)	—	(62,512)	—	—
—	—	—	—	—	—

—	—	—	(4,468,719)	—	—
—	—	—	(236,519)	—	—
—	(39,179)	—	(4,767,750)	—	—
6,799,329	9,641,517	(697,691)	(14,727,099)	(3,392,577)	(2,751,500)
8,573,107	15,320,299	10,352,463	9,703,779	(3,022,111)	4,822,990

45,446,239	30,125,940	148,795,621	139,091,842	55,881,858	51,058,868
$54,019,346	$45,446,239	$159,148,084	$148,795,621	$52,859,747	$55,881,858

$31,881	$6,016	$109,217	$20,168	$(266,777)	$9,088

$10,193,886	$17,038,052	$13,562,952	$16,843,639	$3,796,073	$9,198,803
—	17,810	—	1,560,512	—	—
(3,242,884)	(7,140,435)	(13,994,320)	(32,000,397)	(6,639,670)	(11,131,548)
6,951,002	9,915,427	(431,368)	(13,596,246)	(2,843,597)	(1,932,745)

136,633	173,176	392,003	871,497	274,634	530,957
—	807,433	—	3,055,265	—	1,448,141
—	—	—	229,929	—	—
(288,306)	(288,184)	(658,326)	(1,452,171)	(823,614)	(1,063,887)
(151,673)	692,425	(266,323)	2,704,520	(548,980)	915,211

—	19,109	—	48,822	—	12,188
—	(807,433)	—	(3,055,265)	—	(1,448,141)
—	(178,011)	—	(828,930)	—	(298,013)
—	(966,335)	—	(3,835,373)	—	(1,733,966)
$6,799,329	$9,641,517	$(697,691)	$(14,727,099)	$(3,392,577)	$(2,751,500)

1,016,456	1,939,161	830,202	1,213,070	342,541	952,401
—	1,836	—	101,242	—	—
(323,665)	(809,687)	(847,890)	(2,300,605)	(599,159)	(1,147,077)
692,791	1,131,310	(17,688)	(986,293)	(256,618)	(194,676)

13,771	20,307	24,715	63,383	25,467	55,651
—	100,677	—	240,951	—	166,453
—	—	—	15,287	—	—
(29,030)	(34,038)	(41,137)	(107,799)	(77,264)	(112,849)
(15,259)	86,946	(16,422)	211,822	(51,797)	109,255

—	2,222	—	3,733	—	1,350
—	(103,120)	—	(253,129)	—	(176,603)
—	(21,618)	—	(64,238)	—	(33,135)
—	(122,516)	—	(313,634)	—	(208,388)
677,532	1,095,740	(34,110)	(1,088,105)	(308,415)	(293,809)

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Real Strategies Fund
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income (loss)	$496,768	$212,161
Net realized gain (loss) on investments, options and foreign currency transactions	(1,067,175)	(2,112,315)
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	3,204,235	20,723,483
Change in net assets resulting from operations	2,633,828	18,823,329
Distributions to Shareholders—
From and/or excess of net investment income:
Trust Shares	—	(457,786)
Class A Shares	—	(7,157)
Change in net assets resulting from distributions to shareholders	—	(464,943)
Change in net assets resulting from capital transactions	15,000,316	488,388
Change in net assets	17,634,144	18,846,774
Net Assets
Beginning of period	92,865,378	74,018,604
End of period	$110,499,522	$92,865,378

Accumulated net investment income (loss) included in net assets at end of period	$119,368	$(377,400)
Capital Transactions:
Trust Shares
Shares sold	$25,126,105	$26,207,190
Dividends reinvested	—	153,667
Shares redeemed	(10,398,069)	(26,161,352)
Total Trust Shares	14,728,036	199,505
Class A Shares
Shares sold	545,586	525,252
Shares sold in class consolidation(a)	—	262,045
Dividends reinvested	—	6,718
Shares redeemed	(273,306)	(270,600)
Total Class A Shares	272,280	523,415
Class B Shares(a)
Shares sold	—	74,092
Shares redeemed in class consolidation(a)	—	(262,045)
Shares redeemed	—	(46,579)
Total Class B Shares	—	(234,532)
Net change resulting from capital transactions	$15,000,316	$488,388
Share Transactions:
Trust Shares
Shares sold	3,102,413	3,923,406
Dividends reinvested	—	19,281
Shares redeemed	(1,249,521)	(3,891,127)
Total Trust Shares	1,852,892	51,560
Class A Shares
Shares sold	64,805	77,710
Shares sold in class consolidation(a)	—	44,566
Dividends reinvested	—	842
Shares redeemed	(33,303)	(39,790)
Total Class A Shares	31,502	83,328
Class B Shares(a)
Shares sold	—	11,113
Shares redeemed in class consolidation(a)	—	(44,871)
Shares redeemed	—	(7,285)
Total Class B Shares	—	(41,043)
Net change resulting from share transactions	1,884,394	93,845

(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Rotating Markets Fund		Huntington Situs Fund		Huntington Technical Opportunities Fund
Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
(Unaudited)		(Unaudited)		(Unaudited)

$251,876	$101,066	$(550,882)	$(342,777)	$(15,633)	$(48,226)
162,594	3,306,337	7,672,355	7,808,701	446,787	1,468,483
2,594,758	(1,033,929)	6,520,262	36,255,243	(185,716)	(680,918)
3,009,228	2,373,474	13,641,735	43,721,167	245,438	739,339

—	(2,522)	—	—	—	(2,333)
—	(177)	—	—	—	(24)
—	(2,699)	—	—	—	(2,357)
(1,079,933)	(7,034,927)	(2,386,471)	2,298,252	349,872	232,132
1,929,295	(4,664,152)	11,255,264	46,019,419	595,310	969,114

39,329,224	43,993,376	207,301,168	161,281,749	10,679,698	9,710,584
$41,258,519	$39,329,224	$218,556,432	$207,301,168	$11,275,008	$10,679,698

$352,940	$101,064	$(527,819)	$23,063	$(15,633)	$—

$2,029,674	$3,675,994	$25,194,846	$39,896,511	$427,012	$1,282,064
—	1,479	—	—	—	1,998
(2,886,964)	(10,955,692)	(27,895,887)	(36,552,768)	(218,388)	(1,084,074)
(857,290)	(7,278,219)	(2,701,041)	3,343,743	208,624	199,988

178,122	748,046	3,636,680	4,703,589	171,461	47,253
—	420,143	—	3,002,021	—	4,906
—	167	—	—	—	23
(400,765)	(699,394)	(3,322,110)	(5,625,833)	(30,213)	(15,132)
(222,643)	468,962	314,570	2,079,777	141,248	37,050

—	232,135	—	208,548	—	—
—	(420,143)	—	(3,002,021)	—	(4,906)
—	(37,662)	—	(331,795)	—	—
—	(225,670)	—	(3,125,268)	—	(4,906)
$(1,079,933)	$(7,034,927)	$(2,386,471)	$2,298,252	$349,872	$232,132

179,700	371,830	1,192,945	2,346,760	52,832	167,891
—	157	—	—	—	293
(251,629)	(1,072,809)	(1,318,348)	(2,141,099)	(25,702)	(145,505)
(71,929)	(700,822)	(125,403)	205,661	27,130	22,679

15,658	74,095	177,224	281,058	20,780	6,236
—	45,717	—	196,082	—	710
—	18	—	—	—	3
(35,856)	(68,791)	(163,318)	(334,692)	(3,678)	(2,051)
(20,198)	51,039	13,906	142,448	17,102	4,898

—	23,347	—	13,217	—	—
—	(46,476)	—	(205,056)	—	(714)
—	(3,822)	—	(21,145)	—	—
—	(26,951)	—	(212,984)	—	(714)
(92,127)	(676,734)	(111,497)	135,125	44,232	26,863

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Fixed Income Securities Fund
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$3,966,832	$7,957,533
Net realized gain (loss) on investments, options and foreign currency transactions	1,930,818	1,872,593
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	138,572	4,051,840
Change in net assets resulting from operations	6,036,222	13,881,966
Distributions to Shareholders—
From and/or excess of net investment income:
Trust Shares	(3,867,040)	(7,801,926)
Class A Shares	(99,955)	(159,981)
Class B Shares	—	(23,043)
From net realized gain on investments:
Trust Shares	—	(350,955)
Class A Shares	—	(10,945)
Change in net assets resulting from distributions to shareholders	(3,966,995)	(8,346,850)
Change in net assets resulting from capital transactions	(9,261,149)	51,868,990
Change in net assets	(7,191,922)	57,404,106
Net Assets
Beginning of period	292,366,202	234,962,096
End of period	$285,174,280	$292,366,202

Accumulated net investment income (loss) included in net assets at end of period	$19,716	$19,879
Capital Transactions:
Trust Shares
Shares sold	$29,666,064	$89,304,830
Dividends reinvested	1,783,390	3,524,347
Shares redeemed	(39,791,952)	(43,892,319)
Total Trust Shares	(8,342,498)	48,936,858
Class A Shares
Shares sold	735,676	5,043,132
Shares sold in class consolidation(a)	—	1,838,391
Dividends reinvested	81,390	135,103
Shares redeemed	(1,735,717)	(2,044,653)
Total Class A Shares	(918,651)	4,971,973
Class B Shares(a)
Shares sold	—	74,087
Dividends reinvested	—	19,645
Shares redeemed in class consolidation(a)	—	(1,838,391)
Shares redeemed	—	(295,182)
Total Class B Shares	—	(2,039,841)
Net change resulting from capital transactions	$(9,261,149)	$51,868,990
Share Transactions:
Trust Shares
Shares sold	1,341,733	4,014,079
Dividends reinvested	80,291	158,026
Shares redeemed	(1,797,498)	(1,976,293)
Total Trust Shares	(375,474)	2,195,812
Class A Shares
Shares sold	33,223	225,399
Shares sold in class consolidation(a)	—	82,108
Dividends reinvested	3,665	6,041
Shares redeemed	(78,279)	(92,044)
Total Class A Shares	(41,391)	221,504
Class B Shares(a)
Shares sold	—	3,388
Dividends reinvested	—	894
Shares redeemed in class consolidation(a)	—	(82,219)
Shares redeemed	—	(13,440)
Total Class B Shares	—	(91,377)
Net change resulting from share transactions	(416,865)	2,325,939

(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Intermediate Government Income Fund		Huntington Mortgage Securities Fund		Huntington Ohio Tax-Free Fund
Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
(Unaudited)		(Unaudited)		(Unaudited)

$1,657,965	$3,232,598	$1,685,683	$3,023,897	$550,008	$1,161,516
(6,852)	130,740	(167,889)	185,593	147,357	346,571
658,253	1,707,229	1,328,243	2,287,489	643,807	(671,744)
2,309,366	5,070,567	2,846,037	5,496,979	1,341,172	836,343

(1,604,296)	(3,187,112)	(1,584,608)	(3,105,050)	(522,868)	(1,099,620)
(53,669)	(85,429)	(59,521)	(93,677)	(27,627)	(54,422)
—	(9,667)	—	(3,441)	—	(7,662)

—	(259,371)	—	—	—	(159,909)
—	(9,101)	—	—	—	(10,438)
(1,657,965)	(3,550,680)	(1,644,129)	(3,202,168)	(550,495)	(1,332,051)
12,417,445	4,776,641	1,326,468	(4,836,073)	(2,686,794)	7,086,223
13,068,846	6,296,528	2,528,376	(2,541,262)	(1,896,117)	6,590,515

120,144,442	113,847,914	100,741,978	103,283,240	51,933,330	45,342,815
$133,213,288	$120,144,442	$103,270,354	$100,741,978	$50,037,213	$51,933,330

$47,429	$47,429	$247,602	$206,048	$(674)	$(187)

$20,079,624	$21,411,140	$9,113,602	$14,825,753	$4,792,531	$14,445,882
832,062	1,759,548	747,500	1,398,109	55,705	151,156
(8,285,452)	(19,954,994)	(8,650,778)	(21,748,608)	(6,898,540)	(7,958,085)
12,626,234	3,215,694	1,210,324	(5,524,746)	(2,050,304)	6,638,953

591,252	2,386,504	465,115	1,156,292	168,130	918,341
—	902,507	—	560,977	—	897,826
45,019	69,109	50,538	75,400	23,190	53,999
(845,060)	(903,594)	(399,509)	(551,603)	(827,810)	(386,771)
(208,789)	2,454,526	116,144	1,241,066	(636,490)	1,483,395

—	40,750	—	42,377	—	6,300
—	8,138	—	3,369	—	5,652
—	(902,507)	—	(560,977)	—	(897,826)
—	(39,960)	—	(37,162)	—	(150,251)
—	(893,579)	—	(552,393)	—	(1,036,125)
$12,417,445	$4,776,641	$1,326,468	$(4,836,073)	$(2,686,794)	$7,086,223

1,850,981	1,953,280	1,063,790	1,624,092	226,610	675,066
76,347	160,279	81,497	152,933	2,631	7,081
(760,772)	(1,827,782)	(1,010,748)	(2,367,709)	(326,593)	(371,028)
1,166,556	285,777	134,539	(590,684)	(97,352)	311,119

54,441	216,616	50,675	124,588	7,966	42,824
—	81,972	—	61,042	—	42,092
4,133	6,279	5,475	8,196	1,097	2,529
(77,776)	(82,097)	(43,427)	(60,101)	(39,189)	(17,844)
(19,202)	222,770	12,723	133,725	(30,126)	69,601

—	3,759	—	4,655	—	297
—	748	—	370	—	265
—	(81,897)	—	(61,242)	—	(42,092)
—	(3,687)	—	(4,068)	—	(7,059)
—	(81,077)	—	(60,285)	—	(48,589)
1,147,354	427,470	147,262	(517,244)	(127,478)	332,131

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Short/Intermediate Fixed Income Securities
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$1,589,459	$3,414,557
Net realized gain on investments, options and foreign currency transactions	527,928	1,408,501
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	755,418	(231,473)
Change in net assets resulting from operations	2,872,805	4,591,585
Distributions to Shareholders—
From and/or excess of net investment income:
Trust Shares	(1,541,647)	(3,341,841)
Class A Shares	(47,812)	(72,716)
From net realized gain on investments:
Class A Shares	—	—
Change in net assets resulting from distributions to shareholders	(1,589,459)	(3,414,557)
Change in net assets resulting from capital transactions	31,519,149	52,480,998
Change in net assets	32,802,495	53,658,026
Net Assets
Beginning of period	204,117,992	150,459,966
End of period	$236,920,487	$204,117,992

Accumulated net investment income (loss) included in net assets at end of period	$—	$—
Capital Transactions:
Trust Shares
Shares sold	$46,738,093	$74,732,503
Dividends reinvested	437,133	943,045
Shares redeemed	(17,004,612)	(29,773,510)
Total Trust Shares	30,170,614	45,902,038
Class A Shares
Shares sold	1,929,634	8,001,574
Dividends reinvested	46,622	69,097
Shares redeemed	(627,721)	(1,491,711)
Total Class A Shares	1,348,535	6,578,960
Net change resulting from capital transactions	$31,519,149	$52,480,998
Share Transactions:
Trust Shares
Shares sold	2,339,776	3,725,784
Dividends reinvested	21,829	47,048
Shares redeemed	(849,628)	(1,487,987)
Total Trust Shares	1,511,977	2,284,845
Class A Shares
Shares sold	96,109	399,203
Dividends reinvested	2,329	3,436
Shares redeemed	(31,310)	(74,625)
Total Class A Shares	67,128	328,014
Net change resulting from share transactions	1,579,105	2,612,859

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Balanced Allocation Fund		Huntington Conservative Allocation Fund		Huntington Growth Allocation Fund
Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
(Unaudited)		(Unaudited)		(Unaudited)

$99,884	$177,641	$104,741	$207,145	$38,180	$96,921
258,703	36,657	89,002	53,760	256,223	37,120
663,507	1,693,127	171,694	455,584	612,095	1,653,097
1,022,094	1,907,425	365,437	716,489	906,498	1,787,138

—	—	—	—
(95,773)	(177,167)	(101,874)	(206,601)	—	(96,753)

—	(92,266)	—	(63,238)	—	(120,311)
(95,773)	(269,433)	(101,874)	(269,839)	—	(217,064)
2,986,870	9,681,633	503,678	3,144,837	2,913,578	4,639,422
3,913,191	11,319,625	767,241	3,591,487	3,820,076	6,209,496

24,655,985	13,336,360	14,839,881	11,248,394	19,132,034	12,922,538
$28,569,176	$24,655,985	$15,607,122	$14,839,881	$22,952,110	$19,132,034

$4,674	$563	$3,572	$705	$38,382	$202

$—	$—	$—	$—	$—	$—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

4,871,421	11,109,153	1,215,702	3,498,712	3,447,586	5,456,006
93,398	263,147	100,254	267,039	—	212,739
(1,977,949)	(1,690,667)	(812,278)	(620,914)	(534,008)	(1,029,323)
2,986,870	9,681,633	503,678	3,144,837	2,913,578	4,639,422
$2,986,870	$9,681,633	$503,678	$3,144,837	$2,913,578	$4,639,422

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

412,058	1,018,862	112,726	331,611	280,673	494,932
7,809	24,176	9,257	25,340	—	19,343
(166,815)	(153,268)	(75,568)	(59,082)	(43,612)	(93,091)
253,052	889,770	46,415	297,869	237,061	421,184
253,052	889,770	46,415	297,869	237,061	421,184

Semi-Annual Shareholder Report

Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments		Total from investment operations		Distributions from net investment income		Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON TAX-FREE MONEY MARKET FUND
Trust Shares
2006	$1.00	0.02		—	(2)	0.02		(0.02)		—	(0.02)
2007	$1.00	0.03		—	(2)	0.03		(0.03)		—	(0.03)
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—	(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
2011(3)	$1.00	—	(2)	—		—	(2)	—	(2)	—	—	(2)
Class A Shares
2006	$1.00	0.02		—	(2)	0.02		(0.02)		—	(0.02)
2007	$1.00	0.02		—	(2)	0.02		(0.02)		—	(0.02)
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—	(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
2011(3)	$1.00	—	(2)	—		—	(2)	—	(2)	—	—	(2)
HUNTINGTON MONEY MARKET FUND
Trust Shares
2006	$1.00	0.04		—	(2)	0.04		(0.04)		—	(0.04)
2007	$1.00	0.04		—	(2)	0.04		(0.04)		—	(0.04)
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—	(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
2011(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
Class A Shares
2006	$1.00	0.04		—	(2)	0.04		(0.04)		—	(0.04)
2007	$1.00	0.04		—	(2)	0.04		(0.04)		—	(0.04)
2008	$1.00	0.01		—	(2)	0.01		(0.01)		—	(0.01)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
2011(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
InterFund Shares
2006	$1.00	0.04		—	(2)	0.04		(0.04)		—	(0.04)
2007	$1.00	0.05		—	(2)	0.05		(0.05)		—	(0.05)
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—	(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
2011(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Amount is less than $0.005.
(3)	Six months ended June 30, 2011 (Unaudited).
(4)	Percentage is less than 0.005%.
(5)	Not Annualized.
(6)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, end of period (000 omitted)

$1.00	2.48%		0.93%		2.46%		0.93%		$25,361
$1.00	2.76%		0.88%		2.69%		0.88%		$48,585
$1.00	1.86%		0.88%		1.75%		0.88%		$144,861
$1.00	0.10%		0.78%		0.12%		0.89%		$76,805
$1.00	0.01%		0.44%		0.01%		0.89%		$66,919
$1.00	0.00	%(4)(5)	0.37	%(6)	0.01	%(6)	0.91	%(6)	$60,371

$1.00	2.23%		1.18%		2.22%		1.18%		$14,205
$1.00	2.51%		1.15%		2.48%		1.15%		$6,086
$1.00	1.61%		1.13%		1.48%		1.13%		$38,466
$1.00	0.03%		0.87%		0.03%		1.15%		$21,709
$1.00	0.01%		0.45%		0.01%		1.16%		$15,539
$1.00	0.00	%(4)(5)	0.37	%(6)	0.01	%(6)	1.16	%(6)	$12,865

$1.00	4.20%		0.82%		4.12%		0.82%		$500,167
$1.00	4.37%		0.79%		4.27%		0.79%		$632,776
$1.00	1.59%		0.80%		1.53%		0.80%		$779,158
$1.00	0.01%		0.45%		0.02%		0.87%		$260,720
$1.00	0.01%		0.31%		0.01%		0.88%		$214,981
$1.00	0.00	%(4)(5)	0.28	%(6)	0.01	%(6)	0.84	%(6)	$233,300

$1.00	3.94%		1.07%		3.92%		1.07%		$406,510
$1.00	4.11%		1.04%		4.02%		1.04%		$528,326
$1.00	1.34%		1.04%		1.48%		1.04%		$299,329
$1.00	0.01%		0.42%		0.01%		1.12%		$135,260
$1.00	0.01%		0.32%		0.01%		1.13%		$134,974
$1.00	0.00	%(4)(5)	0.28	%(6)	0.01	%(6)	1.09	%(6)	$120,756

$1.00	4.46%		0.57%		4.36%		0.57%		$40,803
$1.00	4.63%		0.54%		4.51%		0.54%		$60,548
$1.00	1.85%		0.55%		1.91%		0.55%		$36,102
$1.00	0.03%		0.37%		0.03%		0.63%		$62,376
$1.00	0.01%		0.31%		0.01%		0.63%		$45,724
$1.00	0.00	%(4)(5)	0.28	%(6)	0.01	%(6)	0.59	%(6)	$99,588

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Money Market Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments		Total from investment operations		Distributions from net investment income		Distributions from net realized gain on investment transactions		Total distributions
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
Trust Shares
2006	$1.00	0.03		—	(2)	0.03		(0.03)		—		(0.03)
2007	$1.00	0.03		—	(2)	0.03		(0.03)		—		(0.03)
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
Class A Shares
2006	$1.00	0.02		—	(2)	0.02		(0.02)		—		(0.02)
2007	$1.00	0.03		—	(2)	0.03		(0.03)		—		(0.03)
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
Trust Shares
2006	$1.00	0.04		—	(2)	0.04		(0.04)		—		(0.04)
2007	$1.00	0.04		—	(2)	0.04		(0.04)		—	(2)	(0.04)
2008	$1.00	0.01		—	(2)	0.01		(0.01)		—		(0.01)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
Class A Shares
2006	$1.00	0.04		—	(2)	0.04		(0.04)		—		(0.04)
2007	$1.00	0.04		—	(2)	0.04		(0.04)		—	(2)	(0.04)
2008	$1.00	0.01		—	(2)	0.01		(0.01)		—		(0.01)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Amount is less than $0.005.
(3)	Six months ended June 30, 2011 (Unaudited).
(4)	Percentage is less than 0.005%.
(5)	Not Annualized.
(6)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, end of period (000 omitted)

$1.00	2.60%		0.85%		2.58%		0.85%		$95,205
$1.00	2.83%		0.82%		2.78%		0.82%		$199,613
$1.00	1.81%		0.83%		1.73%		0.83%		$312,467
$1.00	0.12%		0.78%		0.14%		0.89%		$142,956
$1.00	0.01%		0.42%		0.01%		0.88%		$81,023
$1.00	0.00	%(4)(5)	0.33	%(6)	0.01	%(6)	0.86	%(6)	$60,143

$1.00	2.35%		1.10%		2.33%		1.10%		$108,666
$1.00	2.57%		1.07%		2.54%		1.07%		$122,147
$1.00	1.56%		1.08%		1.54%		1.08%		$106,617
$1.00	0.02%		0.82%		0.02%		1.14%		$112,048
$1.00	0.01%		0.41%		0.01%		1.12%		$117,109
$1.00	0.00	%(4)(5)	0.33	%(6)	0.01	%(6)	1.11	%(6)	$92,995

$1.00	4.12%		0.74%		4.06%		0.74%		$536,387
$1.00	4.01%		0.72%		3.89%		0.72%		$757,331
$1.00	0.93%		0.69%		0.93%		0.76%		$583,050
$1.00	0.01%		0.20%		0.01%		0.79%		$261,263
$1.00	0.01%		0.15%		0.01%		0.76%		$312,870
$1.00	0.00	%(4)(5)	0.10	%(6)	0.01	%(6)	0.74	%(6)	$261,312

$1.00	3.86%		0.99%		3.80%		0.99%		$68,073
$1.00	3.75%		0.97%		3.61%		0.97%		$103,041
$1.00	0.74%		0.83%		0.67%		0.98%		$126,485
$1.00	0.01%		0.20%		0.01%		1.03%		$54,935
$1.00	0.01%		0.15%		0.01%		1.01%		$74,845
$1.00	0.00	%(4)(5)	0.10	%(6)	0.01	%(6)	0.99	%(6)	$65,151

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Equity Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON DIVIDEND CAPTURE FUND
Trust Shares
2006	$10.86	0.39		1.32	1.71	(0.39)	(0.54)	—	(0.93)
2007	$11.64	0.38		(1.15)	(0.77)	(0.39)	(0.59)	—	(0.98)
2008	$9.89	0.40		(3.18)	(2.78)	(0.39)	(0.12)	(0.03)	(0.54)
2009	$6.57	0.29		1.31	1.60	(0.29)	—	(0.02)	(0.31)
2010	$7.86	0.25		0.83	1.08	(0.25)	—	—	(0.25)
2011(8)	$8.69	0.15		0.45	0.60	(0.15)	—	—	(0.15)
Class A Shares
2006	$10.86	0.36		1.32	1.68	(0.36)	(0.54)	—	(0.90)
2007	$11.63	0.35		(1.14)	(0.79)	(0.36)	(0.59)	—	(0.95)
2008	$9.89	0.38		(3.18)	(2.80)	(0.37)	(0.12)	(0.03)	(0.52)
2009	$6.57	0.27		1.31	1.58	(0.27)	—	(0.02)	(0.29)
2010	$7.86	0.23		0.83	1.06	(0.23)	—	—	(0.23)
2011(8)	$8.69	0.14		0.45	0.59	(0.14)	—	—	(0.14)
HUNTINGTON GLOBAL SELECT MARKETS FUND
Trust Shares
2009(4)	$10.00	—	(5)	— (5)	— (5)	—	—	—	—
2010	$10.00	0.03		1.55	1.58	(0.11)	—	(0.01)	(0.12)
2011(8)	$11.46	0.02		0.26	0.28	—	—	—	—
Class A Shares
2009(4)	$10.00	—	(5)	— (5)	— (5)	—	—	—	—
2010	$10.00	0.01		1.53	1.54	(0.09)	—	(0.02)	(0.11)
2011(8)	$11.43	0.01		0.26	0.27	—	—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(4)	Reflects operations for the period from December 30, 2009 (commencement of operations) to December 31, 2009.
(5)	Amount is less than $0.005.
(6)	Not Annualized.
(7)	Computed on an annualized basis.
(8)	Six months ended June 30, 2011 (Unaudited).

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(3)

$11.64	16.03%		1.31%		3.44%		1.31%		$112,404	98%
$9.89	(6.91)%		1.30%		3.35%		1.30%		$93,862	87%
$6.57	(29.26)%		1.31%		4.56%		1.31%		$60,162	66%
$7.86	25.24%		1.41%		4.37%		1.41%		$74,593	99%
$8.69	13.99%		1.40%		3.05%		1.40%		$100,622	115%
$9.14	6.88	%(6)	1.34	%(7)	3.54	%(7)	1.34	%(7)	$114,689	83	%(6)

$11.63	15.74%		1.56%		3.18%		1.56%		$11,502	98%
$9.89	(7.14)%		1.55%		3.11%		1.55%		$10,366	87%
$6.57	(29.41)%		1.56%		4.18%		1.56%		$5,094	66%
$7.86	24.93%		1.66%		4.10%		1.66%		$5,473	99%
$8.69	13.72%		1.64%		2.82%		1.64%		$17,784	115%
$9.14	6.75	%(6)	1.59	%(7)	3.32	%(7)	1.59	%(7)	$23,387	83	%(6)

$10.00	0.00	%(6)	1.83	%(7)	(1.46	)%(7)	1.83	%(7)	$1	—	%(6)
$11.46	15.85%		1.90%		0.40%		2.19%		$41,116	45%
$11.74	2.44	%(6)	1.74	%(7)	0.20	%(7)	1.74	%(7)	$48,474	66	%(6)

$10.00	0.00	%(6)	2.19	%(7)	(2.92	)%(7)	2.19	%(7)	$1	—	%(6)
$11.43	15.38%		2.16%		0.20%		2.44%		$860	45%
$11.70	2.36	%(6)	1.99	%(7)	0.01	%(7)	1.99	%(7)	$882	66	%(6)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Equity Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON GROWTH FUND
Trust Shares
2006	$39.52	0.09	3.10	3.19	(0.08)	(5.39)	—	(5.47)
2007	$37.24	0.12	5.57	5.69	(0.11)	(7.81)	—	(7.92)
2008	$35.01	0.05	(12.12)	(12.07)	(0.04)	(3.19)	—	(3.23)
2009	$19.71	0.01	3.45	3.46	— (4)	—	—	— (4)
2010	$23.17	0.01	2.36	2.37	— (4)	—	—	— (4)
2011(5)	$25.54	(0.02)	0.87	0.85	—	—	—	—
Class A Shares
2006	$39.01	(0.01)	3.05	3.04	—	(5.39)	—	(5.39)
2007	$36.66	0.03	5.47	5.50	(0.04)	(7.81)	—	(7.85)
2008	$34.31	(0.03)	(11.83)	(11.86)	— (4)	(3.19)	—	(3.19)
2009	$19.26	(0.04)	3.37	3.33	—	—	—	—
2010	$22.59	(0.03)	2.27	2.24	— (4)	—	—	— (4)
2011(5)	$24.83	(0.02)	0.81	0.79	—	—	—	—
HUNTINGTON INCOME EQUITY FUND
Trust Shares
2006	$31.26	0.57	2.94	3.51	(0.57)	(3.09)	—	(3.66)
2007	$31.11	0.55	— (4)	0.55	(0.54)	(4.66)	—	(5.20)
2008	$26.46	0.55	(10.54)	(9.99)	(0.54)	(0.11)	(0.03)	(0.68)
2009	$15.79	0.47	2.87	3.34	(0.47)	—	(0.01)	(0.48)
2010	$18.65	0.49	1.62	2.11	(0.48)	—	—	(0.48)
2011(5)	$20.28	0.38	1.50	1.88	(0.35)	—	—	(0.35)
Class A Shares
2006	$31.27	0.49	2.93	3.42	(0.49)	(3.09)	—	(3.58)
2007	$31.11	0.46	0.01	0.47	(0.46)	(4.66)	—	(5.12)
2008	$26.46	0.51	(10.54)	(10.03)	(0.49)	(0.11)	(0.03)	(0.63)
2009	$15.80	0.44	2.86	3.30	(0.43)	—	(0.01)	(0.44)
2010	$18.66	0.44	1.62	2.06	(0.43)	—	—	(0.43)
2011(5)	$20.29	0.38	1.47	1.85	(0.32)	—	—	(0.32)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (Unaudited).
(4)	Amount is less than $0.005.
(5)	Six months ended June 30, 2011 (Unaudited).
(6)	Not Annualized.
(7)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, end of period (000 omitted)	Portfolio turnover rate(2)

$37.24	8.36%		1.15%		0.22%		1.15%		$223,155	31%
$35.01	15.93%		1.13%		0.32%		1.13%		$227,972	86	%(3)
$19.71	(37.76)%		1.15%		0.15%		1.15%		$129,745	83%
$23.17	17.58%		1.20%		0.03%		1.20%		$140,206	120%
$25.54	10.23%		1.23%		0.04%		1.23%		$123,809	292%
$26.39	3.33	%(6)	1.18	%(7)	(0.17	)%(7)	1.18	%(7)	$130,976	78	%(6)

$36.66	8.11%		1.40%		(0.03)%		1.40%		$9,209	31%
$34.31	15.62%		1.38%		0.07%		1.38%		$9,680	86	%(3)
$19.26	(37.92)%		1.40%		(0.11)%		1.40%		$5,436	83%
$22.59	17.29%		1.45%		(0.22)%		1.45%		$6,096	120%
$24.83	9.92%		1.47%		(0.15)%		1.47%		$8,532	292%
$25.62	3.18	%(6)	1.43	%(7)	(0.37	)%(7)	1.43	%(7)	$8,474	78	%(6)

$31.11	11.36%		1.15%		1.79%		1.15%		$185,816	43%
$26.46	1.90%		1.14%		1.72%		1.14%		$158,501	90%
$15.79	(38.35)%		1.16%		2.60%		1.16%		$89,815	88%
$18.65	21.92%		1.22%		3.05%		1.22%		$104,433	90%
$20.28	11.59%		1.22%		2.59%		1.22%		$101,076	89%
$21.81	9.28	%(6)	1.19	%(7)	3.61	%(7)	1.19	%(7)	$111,660	83	%(6)

$31.11	11.05%		1.40%		1.53%		1.40%		$6,139	43%
$26.46	1.65%		1.39%		1.48%		1.39%		$6,330	90%
$15.80	(38.47)%		1.41%		2.34%		1.41%		$3,214	88%
$18.66	21.60%		1.47%		2.83%		1.47%		$3,271	90%
$20.29	11.31%		1.47%		2.39%		1.47%		$5,935	89%
$21.82	9.14	%(6)	1.44	%(7)	3.33	%(7)	1.44	%(7)	$5,943	83	%(6)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Equity Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON INTERNATIONAL EQUITY FUND
Trust Shares
2006	$11.79	0.09		3.10	3.19	(0.08)	(0.97)	(1.05)
2007	$13.93	0.13		2.20	2.33	(0.15)	(1.10)	(1.25)
2008	$15.01	0.17		(6.36)	(6.19)	(0.13)	(0.47)	(0.60)
2009	$8.22	0.17		2.52	2.69	(0.10)	(0.02)	(0.12)
2010	$10.79	0.13		0.70	0.83	(0.09)	—	(0.09)
2011(5)	$11.53	0.10		0.38	0.48	—	—	—
Class A Shares
2006	$11.74	0.03		3.10	3.13	(0.06)	(0.97)	(1.03)
2007	$13.84	0.08		2.19	2.27	(0.11)	(1.10)	(1.21)
2008	$14.90	0.13		(6.29)	(6.16)	(0.11)	(0.47)	(0.58)
2009	$8.16	0.13		2.51	2.64	(0.06)	(0.02)	(0.08)
2010	$10.72	0.08		0.73	0.81	(0.08)	—	(0.08)
2011(5)	$11.45	0.08		0.38	0.46	—	—	—
HUNTINGTON MACRO 100 FUND
Trust Shares
2006	$11.31	—	(3)	0.77	0.77	—	(0.24)	(0.24)
2007	$11.84	—	(3)	(0.33)	(0.33)	—	(1.46)	(1.46)
2008	$10.05	0.09		(3.54)	(3.45)	(0.09)	—	(0.09)
2009	$6.51	0.02		1.88	1.90	(0.02)	—	(0.02)
2010	$8.39	0.01		1.30	1.31	(0.01)	—	(0.01)
2011(5)	$9.69	—	(3)	0.37	0.37	—	—	—
Class A Shares
2006	$11.26	(0.02)		0.76	0.74	—	(0.24)	(0.24)
2007	$11.76	(0.03)		(0.33)	(0.36)	—	(1.46)	(1.46)
2008	$9.94	0.07		(3.49)	(3.42)	(0.07)	—	(0.07)
2009	$6.45	—	(3)	1.85	1.85	—	—	—
2010	$8.30	(0.01)		1.28	1.27	—	—	—
2011(5)	$9.57	—	(3)	0.36	0.36	—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Amount is less than $0.005.
(4)	The major cause of increase to portfolio turnover was changes made to the portfolio by the management team based upon changing macro-economic fundamentals (Unaudited).
(5)	Six months ended June 30, 2011 (Unaudited).
(6)	Not Annualized.
(7)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, end of period (000 omitted)	Portfolio turnover rate(2)

$13.93	27.04%		1.57%		0.73%		1.57%		$266,509	26%
$15.01	17.06%		1.54%		0.92%		1.54%		$324,158	25%
$8.22	(41.73)%		1.57%		1.37%		1.57%		$191,163	21%
$10.79	32.84%		1.59%		1.68%		1.59%		$322,427	26%
$11.53	7.72%		1.59%		1.14%		1.59%		$296,797	41%
$12.01	4.16	%(6)	1.56	%(7)	1.69	%(7)	1.56	%(7)	$312,610	22	%(6)

$13.84	26.79%		1.83%		0.40%		1.83%		$6,509	26%
$14.90	16.76%		1.79%		0.71%		1.79%		$11,151	25%
$8.16	(41.88)%		1.82%		1.13%		1.82%		$6,929	21%
$10.72	32.45%		1.84%		1.28%		1.84%		$7,547	26%
$11.45	7.54%		1.84%		0.86%		1.84%		$10,631	41%
$11.91	4.02	%(6)	1.81	%(7)	1.41	%(7)	1.81	%(7)	$10,692	22	%(6)

$11.84	6.79%		1.43%		0.04%		1.43%		$42,758	222	%(4)
$10.05	(3.12)%		1.36%		0.02%		1.36%		$32,284	153%
$6.51	(34.32)%		1.56%		0.88%		1.56%		$13,521	318	%(4)
$8.39	29.15%		1.55%		0.28%		1.55%		$28,278	10%
$9.69	15.60%		1.45%		0.13%		1.45%		$43,631	27%
$10.06	3.82	%(6)	1.48	%(7)	0.12	%(7)	1.48	%(7)	$52,287	9	%(6)

$11.76	6.55%		1.68%		(0.23)%		1.68%		$3,189	222	%(4)
$9.94	(3.40)%		1.61%		(0.23)%		1.61%		$2,621	153%
$6.45	(34.45)%		1.82%		0.66%		1.82%		$1,001	318	%(4)
$8.30	28.68%		1.80%		0.06%		1.80%		$853	10%
$9.57	15.30%		1.69%		(0.09)%		1.69%		$1,816	27%
$9.93	3.76	%(6)	1.73	%(7)	(0.14	)%(7)	1.73	%(7)	$1,732	9	%(6)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Equity Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON MID CORP AMERICA FUND
Trust Shares
2006	$15.47	0.02		1.24	1.26	(0.01)	(0.29)	—	(0.30)
2007	$16.43	(0.01)		1.26	1.25	— (3)	(1.37)	—	(1.37)
2008	$16.31	0.02		(5.98)	(5.96)	(0.01)	(0.41)	—	(0.42)
2009	$9.93	0.04		3.20	3.24	(0.04)	—	—	(0.04)
2010	$13.13	0.01		3.00	3.01	(0.01)	(0.50)	—	(0.51)
2011(4)	$15.63	0.01		1.14	1.15	—	—	—	—
Class A Shares
2006	$15.27	(0.03)		1.23	1.20	—	(0.29)	—	(0.29)
2007	$16.18	(0.05)		1.24	1.19	—	(1.37)	—	(1.37)
2008	$16.00	(0.02)		(5.84)	(5.86)	—	(0.41)	—	(0.41)
2009	$9.73	0.01		3.12	3.13	(0.01)	—	—	(0.01)
2010	$12.85	(0.01)		2.91	2.90	—	(0.50)	—	(0.50)
2011(4)	$15.25	(0.01)		1.11	1.10	—	—	—	—
HUNTINGTON NEW ECONOMY FUND
Trust Shares
2006	$15.92	(0.06)		1.50	1.44	—	(1.32)	—	(1.32)
2007	$16.04	0.02		1.84	1.86	(0.01)	(3.16)	—	(3.17)
2008	$14.73	(0.04	)(8)	(7.97)	(8.01)	—	—	(0.01)	(0.01)
2009	$6.71	(0.03)		2.66	2.63	—	—	—	—
2010	$9.34	(0.09)		1.53	1.44	—	—	—	—
2011(4)	$10.78	(0.05)		0.11	0.06	—	—	—	—
Class A Shares
2006	$15.74	(0.09)		1.49	1.40	—	(1.32)	—	(1.32)
2007	$15.81	(0.01)		1.81	1.80	—	(3.16)	—	(3.16)
2008	$14.45	(0.07	)(8)	(7.81)	(7.88)	—	—	(0.01)	(0.01)
2009	$6.56	(0.05)		2.60	2.55	—	—	—	—
2010	$9.11	(0.10)		1.48	1.38	—	—	—	—
2011(4)	$10.49	(0.07)		0.11	0.04	—	—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Amount is less than $0.005.
(4)	Six months ended June 30, 2011 (Unaudited).
(5)	Not Annualized.
(6)	Computed on an annualized basis.
(7)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (Unaudited).
(8)	Per share net investment income (loss) has been calculated using the average shares method.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, end of period (000 omitted)	Portfolio turnover rate(2)

$16.43	8.09%		1.31%		0.07%		1.31%		$150,902	6%
$16.31	7.79%		1.30%		(0.04)%		1.30%		$149,245	11%
$9.93	(37.51)%		1.31%		0.10%		1.31%		$87,843	18%
$13.13	32.59%		1.36%		0.30%		1.36%		$131,638	12%
$15.63	22.94%		1.36%		0.08%		1.36%		$141,282	19%
$16.78	7.36	%(5)	1.31	%(6)	0.13	%(6)	1.31	%(6)	$151,362	9	%(5)

$16.18	7.84%		1.56%		(0.17)%		1.56%		$4,986	6%
$16.00	7.53%		1.55%		(0.29)%		1.55%		$5,240	11%
$9.73	(37.62)%		1.56%		(0.16)%		1.56%		$2,875	18%
$12.85	32.19%		1.61%		0.04%		1.61%		$3,608	12%
$15.25	22.61%		1.61%		(0.13)%		1.61%		$7,513	19%
$16.35	7.21	%(5)	1.56	%(6)	(0.14	)%(6)	1.56	%(6)	$7,786	9	%(5)

$16.04	9.18%		1.43%		(0.39)%		1.43%		$97,791	50%
$14.73	12.19%		1.41%		0.14%		1.41%		$106,812	119	%(7)
$6.71	(54.43)%		1.44%		(0.38)%		1.44%		$35,041	127%
$9.34	39.20%		1.55%		(0.34)%		1.55%		$45,656	114%
$10.78	15.42%		1.55%		(0.86)%		1.55%		$50,583	256%
$10.84	0.56	%(5)	1.52	%(6)	(0.97	)%(6)	1.52	%(6)	$48,083	162	%(5)

$15.81	8.96%		1.68%		(0.64)%		1.68%		$8,607	50%
$14.45	11.99%		1.66%		(0.11)%		1.66%		$8,943	119	%(7)
$6.56	(54.58)%		1.69%		(0.63)%		1.69%		$3,294	127%
$9.11	38.87%		1.80%		(0.62)%		1.80%		$3,609	114%
$10.49	15.15%		1.80%		(1.11)%		1.80%		$5,299	256%
$10.53	0.38	%(5)	1.77	%(6)	(1.21	)%(6)	1.77	%(6)	$4,776	162	%(5)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Equity Funds (Continued)

(For a share outstanding throughout each period)

Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON REAL STRATEGIES FUND
Trust Shares
2007(3)	$10.00	0.11	0.92	1.03	(0.11)	(0.13)	—	(0.24)
2008	$10.79	0.05	(7)	(5.86)	(5.81)	(0.05)	—	(0.03)	(0.08)
2009	$4.90	0.04	1.54	1.58	(0.06)	—	—	(0.06)
2010	$6.42	0.02	1.59	1.61	(0.04)	—	—	(0.04)
2011(8)	$7.99	0.04	0.17	0.21	—	—	—	—
Class A Shares
2007(3)	$10.00	0.09	0.92	1.01	(0.10)	(0.13)	—	(0.23)
2008	$10.78	0.03	(7)	(5.85)	(5.82)	(0.02)	—	(0.02)	(0.04)
2009	$4.92	0.03	1.54	1.57	(0.06)	—	—	(0.06)
2010	$6.43	0.01	1.59	1.60	(0.03)	—	—	(0.03)
2011(8)	$8.00	0.03	(0.37)	(0.34)	—	—	—	—
HUNTINGTON ROTATING MARKETS FUND
Trust Shares
2006	$11.41	0.12	2.10	2.22	(0.12)	(0.20)	—	(0.32)
2007	$13.31	0.14	1.00	1.14	(0.14)	(0.68)	—	(0.82)
2008	$13.63	0.10	(5.71)	(5.61)	(0.10)	(0.19)	—	(0.29)
2009	$7.73	0.10	2.50	2.60	(0.10)	—	—	(0.10)
2010	$10.23	0.03	0.59	0.62	—	(10)	—	—	—	(10)
2011(8)	$10.85	0.07	0.76	0.83	—	—	—	—
Class A Shares
2006	$11.35	0.10	2.08	2.18	(0.10)	(0.20)	—	(0.30)
2007	$13.23	0.10	0.99	1.09	(0.10)	(0.68)	—	(0.78)
2008	$13.54	0.07	(5.66)	(5.59)	(0.07)	(0.19)	—	(0.26)
2009	$7.69	0.08	2.48	2.56	(0.07)	—	—	(0.07)
2010	$10.18	0.01	0.59	0.60	—	(10)	—	—	—	(10)
2011(8)	$10.78	0.06	0.75	0.81	—	—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Reflects operations for the period from May 1, 2007 (commencement of operations) to December 31, 2007.
(4)	Not Annualized.
(5)	Does not include the effect of expenses of underlying funds.
(6)	Computed on an annualized basis.
(7)	Per share net investment income (loss) has been calculated using the average shares method.
(8)	Six months ended June 30, 2011 (Unaudited).
(9)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (Unaudited).
(10)	Amount is less than $0.005.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, end of period (000 omitted)	Portfolio turnover rate(2)

$10.79	10.41	%(4)	1.49	%(5)(6)	2.54	%(6)	1.61	%(5)(6)	$44,523	39	%(4)
$4.90	(53.87)%		1.38	%(5)	0.65%		1.38	%(5)	$35,110	72%
$6.42	32.33%		1.38	%(5)	0.82%		1.38	%(5)	$72,641	36%
$7.99	25.09%		1.35	%(5)	0.27%		1.35	%(5)	$90,813	22%
$8.20	2.38	%(4)	1.36	%(5)(6)	1.03	%(6)	1.36	%(5)(6)	$108,293	37	%(4)

$10.78	10.22	%(4)	1.70	%(5)(6)	2.30	%(6)	1.83	%(5)(6)	$706	39	%(4)
$4.92	(53.95)%		1.63	%(5)	0.39%		1.63	%(5)	$514	72%
$6.43	31.82%		1.63	%(5)	0.64%		1.63	%(5)	$1,114	36%
$8.00	24.85%		1.60	%(5)	0.03%		1.60	%(5)	$2,052	22%
$7.66	2.25	%(4)	1.61	%(5)(6)	0.74	%(6)	1.61	%(5)(6)	$2,206	37	%(4)

$13.31	19.56%		1.15	%(5)	1.13%		1.15	%(5)	$45,161	35%
$13.63	8.67%		1.08	%(5)	1.08%		1.08	%(5)	$53,375	54%
$7.73	(41.68)%		1.18	%(5)	0.85%		1.18	%(5)	$28,390	218	%(9)
$10.23	33.64%		1.19	%(5)	1.16%		1.19	%(5)	$41,786	230%
$10.85	6.07%		1.19	%(5)	0.27%		1.19	%(5)	$36,729	250%
$11.68	7.65	%(4)	1.23	%(5)(6)	1.26	%(6)	1.23	%(5)(6)	$38,697	—	%(4)

$13.23	19.19%		1.40	%(5)	0.95%		1.40	%(5)	$3,438	35%
$13.54	8.43%		1.33	%(5)	0.69%		1.33	%(5)	$3,982	54%
$7.69	(41.81)%		1.43	%(5)	0.59%		1.43	%(5)	$2,000	218	%(9)
$10.18	33.32%		1.44	%(5)	0.85%		1.44	%(5)	$1,937	230%
$10.78	5.90%		1.43	%(5)	0.09%		1.43	%(5)	$2,600	250%
$11.59	7.51	%(4)	1.48	%(5)(6)	1.01	%(6)	1.48	%(5)(6)	$2,562	—	%(4)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Equity Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income		Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON SITUS FUND
Trust Shares
2006	$19.24	(0.07)		2.12	2.05	—		(1.15)	—	(1.15)
2007	$20.14	0.02		1.94	1.96	—		(2.10)	—	(2.10)
2008	$20.00	0.01		(7.83)	(7.82)	—		(0.47)	—	(0.47)
2009	$11.71	0.03		4.27	4.30	(0.01)		(0.03)	(0.02)	(0.06)
2010	$15.95	(0.03)		4.29	4.26	—		—	—	—
2011(3)	$20.21	(0.05)		1.39	1.34	—		—	—	—
Class A Shares
2006	$19.08	(0.09)		2.08	1.99	—		(1.15)	—	(1.15)
2007	$19.92	(0.03)		1.91	1.88	—		(2.10)	—	(2.10)
2008	$19.70	(0.03)		(7.71)	(7.74)	—		(0.47)	—	(0.47)
2009	$11.49	(0.01)		4.19	4.18	—	(6)	(0.03)	— (6)	(0.03)
2010	$15.64	(0.06)		4.20	4.14	—		—	—	—
2011(3)	$19.78	(0.07)		1.35	1.28	—		—	—	—
HUNTINGTON TECHNICAL OPPORTUNITIES FUND
Trust Shares
2008(7)	$10.00	(0.06	)(8)	(3.31)	(3.37)	—		—	(0.03)	(0.03)
2009	$6.60	0.05		1.07	1.12	(0.05)		—	—	(0.05)
2010	$7.67	(0.04)		0.63	0.59	—	(6)	—	—	— (6)
2011(3)	$8.26	(0.01)		0.19	0.18	—		—	—	—
Class A Shares
2008(7)	$10.00	(0.08	)(8)	(3.30)	(3.38)	—		—	(0.03)	(0.03)
2009	$6.59	0.03		1.06	1.09	(0.03)		—	—	(0.03)
2010	$7.65	(0.05)		0.62	0.57	—	(6)	—	—	— (6)
2011(3)	$8.22	(0.01)		0.17	0.16	—		—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Six months ended June 30, 2011 (Unaudited).
(4)	Not Annualized.
(5)	Computed on an annualized basis.
(6)	Amount is less than $0.005.
(7)	Reflects operations for the period from May 1, 2008 (commencement of operations) to December 31, 2008.
(8)	Per share net investment income (loss) has been calculated using the average shares method.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, end of period (000 omitted)	Portfolio turnover rate(2)

$20.14	10.73%		1.38%		(0.34)%		1.38%		$89,230	19%
$20.00	9.95%		1.32%		0.09%		1.32%		$108,350	22%
$11.71	(39.25)%		1.34%		0.06%		1.34%		$77,947	19%
$15.95	36.86%		1.38%		0.25%		1.38%		$141,342	25%
$20.21	26.71%		1.36%		(0.16)%		1.36%		$183,311	32%
$21.55	6.63	%(4)	1.32	%(5)	(0.48	)%(5)	1.32	%(5)	$192,720	6	%(4)

$19.92	10.50%		1.64%		(0.59)%		1.64%		$11,685	19%
$19.70	9.66%		1.57%		(0.15)%		1.57%		$15,658	22%
$11.49	(39.44)%		1.59%		(0.21)%		1.59%		$12,121	19%
$15.64	36.52%		1.63%		(0.01)%		1.63%		$16,747	25%
$19.78	26.47%		1.61%		(0.38)%		1.61%		$23,990	32%
$21.06	6.47	%(4)	1.57	%(5)	(0.72	)%(5)	1.57	%(5)	$25,837	6	%(4)

$6.60	(33.68	)%(4)	2.58	%(5)	(1.04	)%(5)	2.58	%(5)	$6,148	152	%(4)
$7.67	16.91%		1.94%		0.68%		1.94%		$9,644	374%
$8.26	7.72%		1.75%		(0.49)%		1.75%		$10,574	436%
$8.44	2.18	%(4)	2.16	%(5)	(0.29	)%(5)	2.16	%(5)	$11,024	109	%(4)

$6.59	(33.81	)%(4)	3.13	%(5)	(1.49	)%(5)	3.13	%(5)	$67	152	%(4)
$7.65	16.52%		2.20%		0.41%		2.20%		$61	374%
$8.22	7.48%		1.98%		(0.69)%		1.98%		$106	436%
$8.38	1.95	%(4)	2.49	%(5)	(0.28	)%(5)	2.49	%(5)	$251	109	%(4)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Income Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON FIXED INCOME SECURITIES FUND
Trust Shares
2006	$20.79	0.79	(0.04)	0.75	(0.78)	—	(0.78)
2007	$20.76	0.87	0.39	1.26	(0.87)	— (3)	(0.87)
2008	$21.15	0.85	0.24	1.09	(0.85)	(0.05)	(0.90)
2009	$21.34	0.78	0.34	1.12	(0.78)	(0.06)	(0.84)
2010	$21.62	0.67	0.57	1.24	(0.67)	(0.03)	(0.70)
2011(4)	$22.16	0.31	0.16	0.47	(0.31)	—	(0.31)
Class A Shares
2006	$20.78	0.74	(0.03)	0.71	(0.73)	—	(0.73)
2007	$20.76	0.82	0.39	1.21	(0.82)	— (3)	(0.82)
2008	$21.15	0.80	0.24	1.04	(0.80)	(0.05)	(0.85)
2009	$21.34	0.73	0.34	1.07	(0.73)	(0.06)	(0.79)
2010	$21.62	0.61	0.57	1.18	(0.61)	(0.03)	(0.64)
2011(4)	$22.16	0.28	0.16	0.44	(0.28)	—	(0.28)
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
Trust Shares
2006	$10.28	0.39	(0.04)	0.35	(0.39)	— (3)	(0.39)
2007	$10.24	0.41	0.25	0.66	(0.41)	—	(0.41)
2008	$10.49	0.41	0.40	0.81	(0.41)	—	(0.41)
2009	$10.89	0.35	(0.15)	0.20	(0.35)	—	(0.35)
2010	$10.74	0.31	0.19	0.50	(0.31)	(0.03)	(0.34)
2011(4)	$10.90	0.14	0.04	0.18	(0.14)	—	(0.14)
Class A Shares
2006	$10.28	0.35	(0.03)	0.32	(0.36)	— (3)	(0.36)
2007	$10.24	0.38	0.25	0.63	(0.38)	—	(0.38)
2008	$10.49	0.38	0.40	0.78	(0.38)	—	(0.38)
2009	$10.89	0.32	(0.15)	0.17	(0.32)	—	(0.32)
2010	$10.74	0.28	0.19	0.47	(0.28)	(0.03)	(0.31)
2011(4)	$10.90	0.13	0.04	0.17	(0.13)	—	(0.13)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Amount is less than $0.005.
(4)	Six months ended June 30, 2011 (Unaudited).
(5)	Not Annualized.
(6)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, end of period (000 omitted)	Portfolio turnover rate(2)

$20.76	3.74%		1.06%		3.87%		1.06%		$173,305	55%
$21.15	6.23%		1.04%		4.18%		1.04%		$183,283	42%
$21.34	5.32%		1.06%		4.05%		1.06%		$183,011	31%
$21.62	5.36%		1.08%		3.62%		1.08%		$229,570	30%
$22.16	5.75%		1.06%		2.99%		1.06%		$283,953	19%
$22.32	2.11	%(5)	1.04	%(6)	2.78	%(6)	1.04	%(6)	$277,624	20	%(5)

$20.76	3.53%		1.31%		3.62%		1.31%		$1,702	55%
$21.15	5.96%		1.29%		3.92%		1.29%		$2,589	42%
$21.34	5.06%		1.31%		3.80%		1.31%		$2,525	31%
$21.62	5.10%		1.33%		3.36%		1.33%		$3,420	30%
$22.16	5.50%		1.30%		2.68%		1.30%		$8,413	19%
$22.32	1.99	%(5)	1.29	%(6)	2.53	%(6)	1.29	%(6)	$7,550	20	%(5)

$10.24	3.51%		1.08%		3.80%		1.08%		$108,312	32%
$10.49	6.58%		1.08%		3.96%		1.08%		$115,155	30%
$10.89	7.88%		1.07%		3.84%		1.07%		$115,159	27%
$10.74	1.86%		1.10%		3.21%		1.10%		$110,761	26%
$10.90	4.64%		1.10%		2.80%		1.10%		$115,470	6%
$10.94	1.67	%(5)	1.08	%(6)	2.65	%(6)	1.08	%(6)	$128,729	9	%(5)

$10.24	3.25%		1.34%		3.55%		1.34%		$1,599	32%
$10.49	6.32%		1.33%		3.71%		1.33%		$1,588	30%
$10.89	7.62%		1.32%		3.60%		1.32%		$1,438	27%
$10.74	1.60%		1.35%		2.93%		1.35%		$2,215	26%
$10.90	4.38%		1.34%		2.50%		1.34%		$4,675	6%
$10.94	1.55	%(5)	1.33	%(6)	2.39	%(6)	1.33	%(6)	$4,484	9	%(5)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Income Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON MORTGAGE SECURITIES FUND
Trust Shares
2006	$8.87	0.33	0.20	0.53	(0.33)	(0.06)	(0.39)
2007	$9.01	0.34	(0.04)	0.30	(0.36)	(0.03)	(0.39)
2008	$8.92	0.34	(0.12)	0.22	(0.34)	(0.01)	(0.35)
2009	$8.79	0.29	0.15	0.44	(0.31)	—	(0.31)
2010	$8.92	0.27	0.19	0.46	(0.28)	—	(0.28)
2011(3)	$9.10	0.15	0.11	0.26	(0.15)	—	(0.15)
Class A Shares
2006	$8.92	0.30	0.20	0.50	(0.30)	(0.06)	(0.36)
2007	$9.06	0.29	(0.02)	0.27	(0.33)	(0.03)	(0.36)
2008	$8.97	0.32	(0.13)	0.19	(0.31)	(0.01)	(0.32)
2009	$8.84	0.27	0.15	0.42	(0.29)	—	(0.29)
2010	$8.97	0.23	0.22	0.45	(0.26)	—	(0.26)
2011(3)	$9.16	0.14	0.11	0.25	(0.14)	—	(0.14)
HUNTINGTON OHIO TAX-FREE FUND
Trust Shares
2006	$20.91	0.58	(0.05)	0.53	(0.58)	—	(0.58)
2007	$20.86	0.55	0.10	0.65	(0.55)	(0.01)	(0.56)
2008	$20.95	0.57	(0.17)	0.40	(0.57)	(0.03)	(0.60)
2009	$20.75	0.59	0.45	1.04	(0.59)	—	(0.59)
2010	$21.20	0.50	(0.11)	0.39	(0.50)	(0.07)	(0.57)
2011(3)	$21.02	0.23	0.33	0.56	(0.23)	—	(0.23)
Class A Shares
2006	$20.90	0.53	(0.06)	0.47	(0.53)	—	(0.53)
2007	$20.84	0.50	0.10	0.60	(0.50)	(0.01)	(0.51)
2008	$20.93	0.51	(0.16)	0.35	(0.51)	(0.03)	(0.54)
2009	$20.74	0.54	0.44	0.98	(0.54)	—	(0.54)
2010	$21.18	0.45	(0.11)	0.34	(0.45)	(0.07)	(0.52)
2011(3)	$21.00	0.20	0.34	0.54	(0.20)	—	(0.20)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Six months ended June 30, 2011 (Unaudited).
(4)	Not Annualized.
(5)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, end of period (000 omitted)	Portfolio turnover rate(2)

$9.01	6.06%		1.10%		3.68%		1.10%		$85,995	29%
$8.92	3.33%		1.09%		3.72%		1.09%		$83,728	17%
$8.79	2.45%		1.10%		3.82%		1.10%		$82,729	13%
$8.92	5.17%		1.11%		3.32%		1.11%		$100,114	24%
$9.10	5.21%		1.11%		2.87%		1.11%		$96,832	6%
$9.21	2.84	%(4)	1.11	%(5)	3.32	%(5)	1.11	%(5)	$99,196	10	%(4)

$9.06	5.74%		1.35%		3.41%		1.35%		$1,683	29%
$8.97	3.03%		1.32%		3.45%		1.32%		$3,190	17%
$8.84	2.16%		1.35%		3.55%		1.35%		$3,022	13%
$8.97	4.85%		1.36%		3.07%		1.36%		$2,629	24%
$9.16	5.03%		1.35%		2.62%		1.35%		$3,910	6%
$9.27	2.69	%(4)	1.36	%(5)	3.01	%(5)	1.36	%(5)	$4,074	10	%(4)

$20.86	2.59%		1.17%		2.80%		1.17%		$40,319	17%
$20.95	3.18%		1.18%		2.67%		1.18%		$34,098	15%
$20.75	1.95%		1.22%		2.73%		1.22%		$32,946	19%
$21.20	5.05%		1.20%		2.80%		1.20%		$42,568	21%
$21.02	1.85%		1.20%		2.36%		1.20%		$48,741	18%
$21.35	2.68	%(4)	1.22	%(5)	2.19	%(5)	1.22	%(5)	$47,437	13	%(4)

$20.84	2.29%		1.43%		2.58%		1.43%		$1,686	17%
$20.93	2.93%		1.43%		2.42%		1.43%		$1,706	15%
$20.74	1.74%		1.47%		2.49%		1.47%		$1,422	19%
$21.18	4.74%		1.45%		2.54%		1.45%		$1,745	21%
$21.00	1.60%		1.45%		2.09%		1.45%		$3,192	18%
$21.34	2.60	%(4)	1.47	%(5)	1.95	%(5)	1.47	%(5)	$2,600	13	%(4)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Income Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Total distributions
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
Trust Shares
2006	$19.15	0.60	0.10	0.70	(0.60)	(0.60)
2007	$19.25	0.70	0.21	0.91	(0.70)	(0.70)
2008	$19.46	0.67	(0.59)	0.08	(0.67)	(0.67)
2009	$18.87	0.53	0.91	1.44	(0.53)	(0.53)
2010	$19.78	0.40	0.19	0.59	(0.40)	(0.40)
2011(3)	$19.97	0.14	0.11	0.25	(0.14)	(0.14)
Class A Shares
2006	$19.16	0.55	0.10	0.65	(0.55)	(0.55)
2007	$19.26	0.65	0.20	0.85	(0.65)	(0.65)
2008	$19.46	0.63	(0.59)	0.04	(0.63)	(0.63)
2009	$18.87	0.48	0.91	1.39	(0.48)	(0.48)
2010	$19.78	0.35	0.20	0.55	(0.35)	(0.35)
2011(3)	$19.98	0.12	0.10	0.22	(0.12)	(0.12)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Six months ended June 30, 2011 (Unaudited).
(4)	Not Annualized.
(5)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, end of period (000 omitted)	Portfolio turnover rate(2)

$19.25	3.70%		1.07%		3.11%		1.07%		$95,512	36%
$19.46	4.79%		1.06%		3.60%		1.06%		$82,730	29%
$18.87	0.43%		1.08%		3.51%		1.08%		$79,130	51%
$19.78	7.70%		1.09%		2.67%		1.09%		$149,384	50%
$19.97	2.99%		1.06%		1.97%		1.06%		$196,479	24%
$20.08	1.28	%(4)	1.04	%(5)	1.45	%(5)	1.04	%(5)	$227,892	18	%(4)

$19.26	3.44%		1.33%		2.80%		1.33%		$668	36%
$19.46	4.48%		1.31%		3.35%		1.31%		$485	29%
$18.87	0.18%		1.33%		3.26%		1.33%		$555	51%
$19.78	7.43%		1.33%		2.38%		1.33%		$1,076	50%
$19.98	2.78%		1.30%		1.60%		1.30%		$7,639	24%
$20.08	1.10	%(4)	1.29	%(5)	1.20	%(5)	1.29	%(5)	$9,028	18	%(4)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Asset Allocation Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON BALANCED ALLOCATION FUND
2009(2)	$10.00	0.05	0.75	0.80	(0.06)	— (3)	(0.06)
2010	$10.74	0.09	0.88	0.97	(0.09)	(0.05)	(0.14)
2011(7)	$11.57	0.04	0.41	0.45	(0.04)	—	(0.04)
HUNTINGTON CONSERVATIVE ALLOCATION FUND
2009(2)	$10.00	0.08	0.34	0.42	(0.09)	(0.01)	(0.10)
2010	$10.32	0.17	0.41	0.58	(0.16)	(0.05)	(0.21)
2011(7)	$10.69	0.07	0.19	0.26	(0.07)	—	(0.07)
HUNTINGTON GROWTH ALLOCATION FUND
2009(2)	$10.00	0.04	0.88	0.92	(0.05)	— (3)	(0.05)
2010	$10.87	0.06	1.09	1.15	(0.06)	(0.08)	(0.14)
2011(7)	$11.88	0.02	0.52	0.54	—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Reflects operations for the period from July 31, 2009 (commencement of operations) to December 31, 2009.
(3)	Amount is less than $0.005.
(4)	Not Annualized.
(5)	Computed on an annualized basis.
(6)	Does not include the effect of expenses of underlying funds.
(7)	Six months ended June 30, 2011 (Unaudited).

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, end of period (000 omitted)	Portfolio turnover rate

$10.74	8.03	%(4)	0.62	%(5)(6)	1.30	%(5)	0.85	%(5)(6)	$13,336	42	%(4)
$11.57	9.14%		0.59	%(6)	0.94%		0.74	%(6)	$24,656	26%
$11.98	3.90	%(4)	0.67	%(5)(6)	0.74	%(5)	0.77	%(5)(6)	$28,569	16	%(4)

$10.32	4.13	%(4)	0.72	%(5)(6)	1.91	%(5)	0.86	%(5)(6)	$11,248	32	%(4)
$10.69	5.70%		0.70	%(6)	1.60%		0.79	%(6)	$14,840	22%
$10.88	2.46	%(4)	0.73	%(5)(6)	1.39	%(5)	0.86	%(5)(6)	$15,607	9	%(4)

$10.87	9.21	%(4)	0.52	%(5)(6)	1.03	%(5)	0.85	%(5)(6)	$12,923	52	%(4)
$11.88	10.69%		0.51	%(6)	0.61%		0.77	%(6)	$19,132	29%
$12.42	4.55	%(4)	0.69	%(5)(6)	0.36	%(5)	0.84	%(5)(6)	$22,952	18	%(4)

Semi-Annual Shareholder Report

Notes to Financial Statements

June 30, 2011 (Unaudited)

(1)	Organization

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At June 30, 2011, the Trust operated 37 separate series, or mutual funds, each with its own investment objective and strategy. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. This report contains financial statements and financial highlights of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Trust & A
Huntington Money Market Fund (“Money Market Fund”)	Trust, A, & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Trust & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Trust & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Trust & A
Huntington Global Select Markets Fund (“Global Select Markets Fund”)	Trust & A
Huntington Growth Fund (“Growth Fund”)	Trust & A
Huntington Income Equity Fund (“Income Equity Fund”)	Trust & A
Huntington International Equity Fund (“International Equity Fund”)	Trust & A
Huntington Macro 100 Fund (“Macro 100 Fund”)	Trust & A
Huntington Mid Corp America Fund (“Mid Corp America Fund”)	Trust & A
Huntington New Economy Fund (“New Economy Fund”)	Trust & A
Huntington Real Strategies Fund (“Real Strategies Fund”)	Trust & A
Huntington Rotating Markets Fund (“Rotating Markets Fund”)	Trust & A
Huntington Situs Fund (“Situs Fund”)	Trust & A
Huntington Technical Opportunities Fund (“Technical Opportunities Fund”)	Trust & A
Huntington Fixed Income Securities Fund (“Fixed Income Securities Fund”)	Trust & A
Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Trust & A
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Trust & A

Funds	Investment Share Classes Offered*
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Trust & A
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”)	Trust & A
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A
Huntington Conservative Allocation Fund (“Conservative Allocation Fund”)	A
Huntington Growth Allocation Fund (“Growth Allocation Fund”)	A

*	Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price except for the Fixed Income Securities Fund, Intermediate Government Income Fund, Mortgage Securities Fund and Ohio Tax Free Fund which are 3.75%, and the Short/Intermediate Fixed Income Securities Fund which is 1.50%. The Tax Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and the U.S. Treasury Money Market Fund do not have sales charges on original purchases. Effective May 1, 2010, the Institutional Shares were renamed Trust Shares. Effective June 29, 2010, Class B shares were converted to Class A shares.

Under the Trust’s organizational documents, its officers and Board of Trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

Semi-Annual Shareholder Report

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

For the Money Market Funds, the Trust attempts to stabilize the NAV per share at $1.00 per share by valuing portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing the NAV of the Funds, other than the Money Market Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities (including foreign equity securities) are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Option securities are generally recognized as Level 1 securities in the fair value hierarchy. Debt securities are generally recognized as Level 2 securities in the fair value hierarchy. Mutual funds, exchange-traded funds, closed-end funds and cash equivalents are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities).

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2011, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund:

	LEVEL 1—Quoted Prices		LEVEL 2—Other Significant Observable Inputs			Total
Fund Name	Securities	Other Financial Investments*	Securities		Other Financial Investments*	Securities	Other Financial Investments*
Tax-Free Money Market Fund
Municipal Bonds	$—	$—	$66,784,010		$—	$66,784,010	$—
Cash Equivalents	6,383,357	—			—	6,383,357	—

Total	6,383,357	—	66,784,010		—	73,167,367	—
Money Market Fund
U.S. Government Agencies	—	—	136,495,721		—	136,495,721	—
Corporate Bonds	—	—	99,593,314		—	99,593,314	—
Commercial Papers	—	—	84,969,339		—	84,969,339	—
Municipal Bonds	—	—	65,530,000		—	65,530,000	—
Cash Equivalents	61,504,900	—	—		—	61,504,900	—
Certificates of Deposit	15,000,017	—	—		—	15,000,017	—

Total	76,504,917	—	386,588,374		—	463,093,291	—
Ohio Municipal Money Market Fund
Municipal Bonds	—	—	142,171,055		—	142,171,055	—
Cash Equivalents	6,141,037	—	—		—	6,141,037	—

Total	6,141,037	—	142,171,055		—	148,312,092	—
U.S. Treasury Money Market Fund
U.S. Treasury Obligations	—	—	206,466,854		—	206,466,854	—
Repurchase Agreements	—	—	120,000,000		—	120,000,000	—

Total	—	—	326,466,854		—	326,466,854	—
Dividend Capture Fund
Common Stocks	97,440,033	—	—		—	97,440,033	—
Preferred Stocks	32,366,361	—	1,215,405	(1)	—	33,581,766	—
Exchange-Traded Funds	2,785,200	—	—		—	2,785,200	—
Cash Equivalents	3,464,658	—	—		—	3,464,658	—

Total	136,056,252	—	1,215,405		—	137,271,657	—
Global Select Markets Fund
Common Stocks	40,429,345	—	—		—	40,429,345	—
Exchange-Traded Funds	4,766,855	—	—		—	4,766,855	—
Foreign Bonds	—	—	3,085,801		—	3,085,801	—
Cash Equivalents	625,055	—	—		—	625,055	—

Total	45,821,255	—	3,085,801		—	48,907,056	—

Semi-Annual Shareholder Report

	LEVEL 1—Quoted Prices		LEVEL 2—Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*
Growth Fund
Common Stocks	$133,111,584	$—	$—	$—	$133,111,584	$—
Cash Equivalents	6,336,914	—	—	—	6,336,914	—

Total	139,448,498	—	—	—	139,448,498	—
Income Equity Fund
Common Stocks	115,293,785	—	—	—	115,293,785	—
Cash Equivalents	2,656,788	—	—	—	2,656,788	—
Written Options	—	(28,925)	—	—	—	(28,925)

Total	117,950,573	(28,925)	—	—	117,950,573	(28,925)
International Equity Fund
Common Stocks	294,901,573	—	—	—	294,901,573	—
Exchange-Traded Funds	10,889,409	—	—	—	10,889,409	—
Closed-End Fund	3,049,660	—	—	—	3,049,660	—
Cash Equivalents	13,196,912	—	—	—	13,196,912	—

Total	322,037,554	—	—	—	322,037,554	—
Macro 100 Fund
Common Stocks	45,334,992	—	—	—	45,334,992	—
Rights	7,953	—	—	—	7,953	—
Cash Equivalents	8,624,555	—	—	—	8,624,555	—

Total	53,967,500	—	—	—	53,967,500	—
Mid Corp America Fund
Common Stocks	150,863,789	—	—	—	150,863,789	—
Cash Equivalents	8,362,257	—	—	—	8,362,257	—

Total	159,226,046	—	—	—	159,226,046	—
New Economy Fund
Common Stocks	50,975,585	—	—	—	50,975,585	—
Options Purchased	294,000	—	—	—	294,000	—
Cash Equivalents	2,661,984	—	—	—	2,661,984	—
Written Options	—	(172,850)	—	—	—	(172,850)

Total	53,931,569	(172,850)	—	—	53,931,569	(172,850)
Real Strategies Fund
Common Stocks	94,900,908	—	—	—	94,900,908	—
Corporate Bonds	—	—	934,500	—	934,500	—
Exchange-Traded Funds	6,541,230	—	—	—	6,541,230	—
Closed-End Fund	2,218,110	—	—	—	2,218,110	—
Options Purchased	690,125	—	—	—	690,125	—
Cash Equivalents	11,414,160	—	—	—	11,414,160	—
Written Options	—	(959,600)	—	—	—	(959,600)

Total	115,764,533	(959,600)	934,500	—	116,699,033	(959,600)
Rotating Markets Fund
Common Stocks	39,422,902	—	—	—	39,422,902	—
Exchange-Traded Funds	1,244,120	—	—	—	1,244,120	—
Cash Equivalents	566,313	—	—	—	566,313	—

Total	41,233,335	—	—	—	41,233,335	—
Situs Fund
Common Stocks	205,035,959	—	—	—	205,035,959	—
Closed-End Fund	611,110	—	—	—	611,100	—
Exchange-Traded Funds	4,038,270	—	—	—	4,038,270	—
Cash Equivalents	9,028,131	—	—	—	9,028,131	—
Written Options	—	(39,750)	—	—	—	(39,750)

Total	218,713,460	(39,750)	—	—	218,713,460	(39,750)
Technical Opportunities Fund
Common Stocks	6,491,704	—	—	—	6,491,704	—
Exchange-Traded Funds	3,887,755	—	—	—	3,887,755	—
Closed-End Fund	351,149	—	—	—	351,149	—
Cash Equivalents	504,193	—	—	—	504,193	—

Total	11,234,801	—	—	—	11,234,801	—

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

	LEVEL 1—Quoted Prices		LEVEL 2—Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*
Fixed Income Securities Fund
Corporate Bonds	$—	$—	$183,927,425	$—	$183,927,425	$—
U.S. Government Agencies	—	—	56,099,585	—	56,099,585	—
U.S. Treasury Obligations	—	—	37,085,156	—	37,085,156	—
U.S. Government Mortgage Backed Agencies	—	—	5,147,489	—	5,147,489	—
Cash Equivalents	5,297,028	—	—	—	5,297,028	—

Total	5,297,028	—	282,259,655	—	287,556,683	—
Intermediate Government Income Fund
U.S. Government Agencies	—	—	70,770,153	—	70,770,153	—
U.S. Government Mortgage Backed Agencies	—	—	32,295,724	—	32,295,724	—
U.S. Treasury Obligations	—	—	17,914,872	—	17,914,872	—
Collateralized Mortgage Obligations	—	—	6,795,574	—	6,795,574	—
Corporate Bonds	—	—	2,031,734	—	2,031,734	—
Cash Equivalents	2,552,419	—	—	—	2,552,419	—

Total	2,552,419	—	129,808,057	—	132,360,476	—
Mortgage Securities Fund
U.S. Government Mortgage Backed Agencies	—	—	71,437,077	—	71,437,077	—
Common Stocks	12,073,367	—	—	—	12,073,367	—
Collateralized Mortgage Obligations	—	—	8,510,519	—	8,510,519	—
U.S. Government Agencies	—	—	8,296,480	—	8,296,480	—
Cash Equivalents	2,711,750	—	—	—	2,711,750	—

Total	14,785,117	—	88,244,076	—	103,029,193	—
Ohio Tax-Free Fund
Municipal Bonds	—	—	49,507,035	—	49,507,035	—
Cash Equivalents	170,520	—	—	—	170,520	—

Total	170,520	—	49,507,035	—	49,677,555	—
Short/Intermediate Fixed Income Securities Fund
Corporate Bonds	—	—	151,977,851	—	151,977,851	—
U.S. Government Agencies	—	—	71,645,319	—	71,645,319	—
U.S. Treasury Obligations	—	—	10,559,355	—	10,559,355	—
Cash Equivalents	6,827,705	—	—	—	6,827,705	—

Total	6,827,705	—	234,182,525	—	241,010,230	—
Balanced Allocation Fund
Mutual Funds	27,563,939	—	—	—	27,563,939	—
Cash Equivalents	982,896	—	—	—	982,896	—

Total	28,546,835	—	—	—	28,546,835	—
Conservative Allocation Fund
Mutual Funds	15,106,468	—	—	—	15,106,468	—
Cash Equivalents	490,207	—	—	—	490,207	—

Total	15,596,675	—	—	—	15,596,675	—
Growth Allocation Fund
Mutual Funds	22,181,432	—	—	—	22,181,432	—
Cash Equivalents	772,754	—	—	—	772,754	—

Total	22,954,186	—	—	—	22,954,186	—

*	Other Financial Instruments are derivatives instruments not reflected on the Portfolio of Investments, such as written option contracts.
(1)	Consists of Allianz SE, 8.375%, listed under Financials.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2010	Change in unrealized appreciation (depreciation)	Transfer in Level 3 (a)(b)	Transfer out of Level 3 (a)(c)	Balance as of June 30, 2011
Situs Fund
Common Stocks	$—	$(58,583)	$711,682	$(653,099)	$—

(a)	The amount of transfers in and/or out are reflected at the securities' fair value on the date of the transfer.
(b)	Transfers in relate primarily to securities for which observable inputs became unavailable during the period. Therefore, the securities were valued at fair value by the Advisor, in conformity with guidelines adopted by and subject to review by the Board.
(c)	Transfers out relate primarily to securities for which observable inputs became available during the period, and as of June 30, 2011, the Fund was able to obtain quotes from its pricing service. These quotes represent Level 1 inputs, which is the level of the fair value hierarchy in which these securities are included as of June 30, 2011.

Semi-Annual Shareholder Report

B.	Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C.	When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

E.	Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—Global Select Markets Fund, International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At June 30, 2011, Global Select Markets Fund, International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of Dividend Capture Fund’s written option activity for the six months ended June 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	780	173,050
Options expired	—	—
Options closed	(680)	(165,150)
Options exercised	(100)	(7,900)
Outstanding at 06/30/2011	—	$—

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The following is a summary of Global Select Markets Fund’s written option activity for the six months ended June 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	1,495	169,982
Options expired	(310)	(54,004)
Options closed	(185)	(44,479)
Options exercised	(1,000)	(71,499)
Outstanding at 06/30/2011	—	$—

The following is a summary of Income Equity Fund’s written option activity for the six months ended June 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	3,105	175,187
Options expired	(1,370)	(71,108)
Options closed	(560)	(12,320)
Options exercised	(265)	(16,580)
Outstanding at 06/30/2011	910	$75,179

At June 30, 2011, Income Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation
Kimberly-Clark Corp.	Call	July 2011	$67.50	180	$5,400	$6,120
Repsol YPF SA	Call	July 2011	35	380	20,900	27,359
Waste Management, Inc.	Call	July 2011	40	350	2,625	12,775
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$46,254

The following is a summary of New Economy Fund’s written option activity for the six months ended June 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	849	$521,395
Options written	15,124	7,307,791
Options expired	(441)	(151,629)
Options closed	(14,948)	(7,381,333)
Options exercised	(334)	(162,142)
Outstanding at 06/30/2011	250	$134,082

At June 30, 2011, New Economy Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Celgene Corp.	Call	July 2011	$55	149	$81,950	$(7,154)
Perrigo Co.	Call	August 2011	80	101	90,900	(31,614)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(38,768)

Semi-Annual Shareholder Report

The following is a summary of Real Strategies Fund’s written option activity for the six months ended June 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	4,000	$837,870
Options written	11,465	2,285,146
Options expired	(6,446)	(906,036)
Options closed	(3,846)	(528,094)
Options exercised	(3,003)	(532,726)
Outstanding at 06/30/2011	2,170	$1,156,160

At June 30, 2011, Real Strategies Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Barrick Gold Corp.	Put	July 2011	$46	300	$37,500	$4,507
Diamond Offshore	Put	January 2012	74.50	250	206,250	(4,735)
Fluor Corp.	Put	July 2011	65	200	30,000	66,398
SPDR Gold Trust	Put	January 2012	125	350	39,550	220,146
Marathon Oil Corp.	Put	July 2011	50	200	9,400	17,999
Southern Copper Corp.	Put	July 2011	35	420	92,400	78,537
IPATH S&P 500 VIX	Put	January 2012	60	450	544,500	(186,292)
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$196,560

The following is a summary of Situs Fund’s written option activity for the six months ended June 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	2,220	943,948
Options expired	(501)	(94,110)
Options closed	(100)	(44,699)
Options exercised	(1,219)	(461,335)
Outstanding at 06/30/2011	400	$343,804

At June 30, 2011, Situs Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Cerner Corp.	Call	July 2011	$57.50	100	$36,000	$14,709
Flowserve Corp.	Call	July 2011	120	300	3,750	289,345
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$304,054

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The following tables provide a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of June 30, 2011, and the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011.

The Fair Value of Derivative Instruments as of June 30, 2011:

	Asset Derivatives	Liability Derivatives
Primary Risk Exposure	Statements of Assets and Liabilities Location	Statements of Assets and Liabilities Location	Fund	Fair Value
Option Contracts		Options Written, at value	Income Equity Fund	$28,925
			New Economy Fund	172,850
			Real Strategies Fund	959,600
			Situs Fund	39,750

	Investments, at value		New Economy Fund	294,000
			Real Strategies Fund	690,125

The effect of Derivative Instruments on the Statements of Operations for the six months ended June 30, 2011:

Derivatives not accounted for as hedging instruments under Statement 133	Location of Gain (Loss) on Derivatives Recognized in Income	Fund	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income	Gross Notional Amount Outstanding as of June 30, 2011
Option Contracts	Net Realized gain (loss) on option transactions/net change in unrealized appreciation/depreciation of investments and options	Dividend Capture Fund Global Select Markets Fund Income Equity Fund New Economy Fund Real Strategies Situs Fund	$108,390 94,157 (64,971 (2,846,203 976,628 109,499	) )	$ — — 46,254 (7,562 315,006 304,054)	$	— — 3,945,000 10,427,500 23,393,750 4,175,000

The gross notional amount of options outstanding (both purchased and written) is indicative of the volume of each Fund’s derivative activity for the period ended June 30, 2011.

Derivative positions open during the period and at period end are reflected for each Fund in the tables above. The volume of these positions relative to each Fund’s net assets at the close of the reporting period is generally higher than the volume of such positions at the beginning of the reporting period. The Funds value derivative instruments at fair value and recognize changes in fair value currently in the results on operations.

F.	Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Brown Brothers Harriman (“BBH”) serves as the sub-custodian for the securities lending. BBH retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans. As of June 30, 2011, the Funds did not have securities on loan.

G.	Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as

Semi-Annual Shareholder Report

determined by the Trust’s Pricing Committee. At June 30, 2011, the Money Market Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund held illiquid restricted securities representing 3.31%, 6.58% and 1.72%, respectively, of net assets as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Money Market Fund:
ANZ National Int’l Ltd/London, 0.374%, 07/25/11	7/26/10	$15,000,000	$15,000,000	$15,000,000
Fixed Income Securities Fund:
Bank of Nova Scotia, 1.450%, 07/26/13	5/3/11	5,000,000	5,040,400	5,057,400
Barrick International Bank Corp., 5.750%, 10/15/16	12/17/09	2,000,000	1,919,640	2,281,240
Royal Bank of Canada, 3.125%, 04/14/15	5/3/11	5,000,000	5,188,700	5,197,790
The Toronto-Dominion Bank, 2.200%, 07/29/15	6/29/11	3,000,000	3,060,750	3,039,906
FIA Card Services NA, Series BKNT, 7.125%, 11/15/12	6/20/06	3,000,000	3,265,500	3,202,320
Short/Intermediate Fixed Income Securities Fund:
HSBC Financial Corp., 3.500%, 06/28/15	9/24/10	2,000,000	2,105,880	2,052,266
MetLife Global Funding I, 3.125%, 01/11/16	1/19/11	2,000,000	2,012,820	2,024,832

H.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

I.	Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Funds except as follows: Dividend Capture Fund, Income Equity Fund, Mortgage Securities Fund, and Conservative Allocation Fund declare and pay dividends, if any, monthly; International Equity Fund, Macro 100 Fund, Mid Corp America Fund, New Economy Fund, Real Strategies Fund, Rotating Markets Fund, Situs Fund, Technical Opportunities Fund and Growth Allocation Fund declare and pay dividends, if any, annually; and Growth Fund and Balanced Allocation Fund declare and pay dividends, if any, quarterly. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. foreign currency gain/loss, paydowns, distributions and income received from pass through investments, and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles, and return of capital from investments.

Certain of the Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

J.	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses specific to a class are charged to that class.

Except for the daily dividend Funds, expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. For the daily dividend Funds, expenses not directly attributable to a Fund are allocated pursuant to the “settled shares method.” Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

K.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Withholding taxes on foreign interest, dividends and capital gains with respect to the Funds have been provided for in accordance with each applicable country’s tax rules and rates.

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
Tax-Free Money Market Fund	$73,167,367	$—	$—	$—
Money Market Fund	463,093,291	—	—	—
Ohio Municipal Money Market Fund	148,312,092	—	—	—
U.S. Treasury Money Market Fund	326,467,204	—	(350)	(350)
Dividend Capture Fund	128,982,167	9,884,318	(1,594,828)	8,289,490
Global Select Markets Fund	44,024,433	6,103,387	(1,220,764)	4,882,623
Growth Fund	118,016,545	23,556,511	(2,124,558)	21,431,953
Income Equity Fund	108,292,266	11,879,493	(2,221,186)	9,658,307
International Equity Fund	264,499,118	70,642,382	(13,103,946)	57,538,436
Macro 100 Fund	44,514,476	11,119,068	(1,666,044)	9,453,024
Mid Corp America Fund	93,204,223	67,155,608	(1,133,785)	66,021,823
New Economy Fund	53,943,565	3,252,116	(3,264,112)	(11,996)
Real Strategies Fund	104,732,740	16,682,088	(4,715,795)	11,966,293
Rotating Markets Fund	33,504,389	7,933,983	(205,037)	7,728,946
Situs Fund	150,193,821	78,266,126	(9,746,487)	68,519,639
Technical Opportunities Fund	10,858,937	606,260	(230,396)	375,864
Fixed Income Securities Fund	273,635,409	14,439,396	(518,122)	13,921,274
Intermediate Government Income Fund	126,116,826	6,463,156	(219,506)	6,243,650
Mortgage Securities Fund	96,249,366	7,137,735	(357,908)	6,779,827
Ohio Tax-Free Fund	48,772,285	1,120,732	(215,462)	905,270
Short/Intermediate Fixed Income Securities Fund	236,545,299	4,718,636	(253,705)	4,464,931
Balanced Allocation Fund	25,630,385	2,989,320	(72,870)	2,916,450
Conservative Allocation Fund	14,709,688	910,828	(23,841)	886,987
Growth Allocation Fund	19,975,200	3,058,049	(79,063)	2,978,986

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

As of December 31, 2010, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	Expiration Year
	2011	2012	2013	2014	2015	2016	2017	2018
Tax-Free Money Market Fund	$231	$1,529	$5,818	$4,861	$1,434	$60,543	$55,252	$—
Money Market Fund	438,540	3,032	7,224	921	106	—	—	—
Ohio Municipal Money Market Fund	—	463	25,291	7,739	12,350	—	193,762	14,321
Dividend Capture Fund	—	—	—	—	—	7,483,221	23,601,723	—
Global Select Markets Fund	—	—	—	—	—	—	—	86,796
Income Equity Fund	—	—	—	—	—	—	23,601,723	—
International Equity Fund	—	—	—	—	—	—	19,366,897	3,782,569
Macro 100 Fund	—	—	—	—	—	6,793,287	826,640	855,981
New Economy Fund	—	—	—	—	—	1,910,726	21,858,508	—
Real Strategies Fund	—	—	—	—	—	1,193,027	15,813,875	1,826,337
Rotating Markets Fund	—	—	—	—	—	—	4,284,016	—
Situs Fund	—	—	—	—	—	—	8,623,731	—
Technical Opportunities Fund	—	—	—	—	—	86,652	1,310,241	—
Mortgage Securities Fund	—	—	—	—	—	6,916	753,414	140,239
Short/Intermediate Fixed Income Securities Fund	—	—	—	613,260	299,850	850,465	277,960	—

During the year ended December 31, 2010, the Money Market Fund, Dividend Capture Fund, Growth Fund, Income Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Situs Fund, Fixed Income Securities Fund, Ohio Tax-Free Fund, Technical Opportunities Fund and Short/Intermediate Fixed Income Securities Fund, utilized $2,215, $3,327,592, $26,278,447, $8,622,018, $545,578, $3,306,337, $5,612,843, $1,035,827, $89,568, $1,468,100 and $1,408,501, respectively, in capital loss carryforwards.

Semi-Annual Shareholder Report

The tax character of distributions paid during the fiscal year ended December 31, 2010, was as follows:

	Distributions Paid From*
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Tax Return of Capital	Total Distributions Paid
Tax-Free Money Market Fund	$—	$—	$—	$9,406	$—	$9,406
Money Market Fund	46,504	—	46,504	—	—	46,504
Ohio Municipal Money Market Fund	—	—	—	23,103	—	23,103
U.S. Treasury Money Market Fund	37,149	—	37,149	—	—	37,149
Dividend Capture Fund	2,924,965	—	2,924,965	—	—	2,924,965
Global Select Markets Fund	399,831	—	399,831	—	51,500	451,331
Growth Fund	397	—	397	—	—	397
Income Equity Fund	2,653,177	—	2,653,177	—	—	2,653,177
International Equity Fund	2,464,176	—	2,464,176	—		2,464,176
Macro 100 Fund	39,179	—	39,179	—	—	39,179
Mid Corp America Fund	62,512	4,705,238	4,767,750	—	—	4,767,750
Real Strategies Fund	464,942	—	464,942	—	—	464,942
Rotating Markets Fund	2,699	—	2,699	—	—	2,699
Technical Opportunities Fund	2,356	—	2,356	—	—	2,356
Fixed Income Securities Fund	8,093,924	253,105	8,347,029	—	—	8,347,029
Intermediate Government Income Fund	3,282,208	268,472	3,550,680	—	—	3,550,680
Mortgage Securities Fund	3,202,168	—	3,202,168	—	—	3,202,168
Ohio Tax-Free Fund	1,862	170,347	172,209	1,159,655	—	1,331,864
Short/Intermediate Fixed Income Securities Fund	3,414,557	—	3,414,557	—	—	3,414,557
Balanced Allocation Fund	265,841	3,592	269,433	—	—	269,433
Conservative Allocation Fund	259,033	10,807	269,840	—	—	269,840
Growth Allocation Fund	213,302	3,762	217,064	—	—	217,064

*	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

As of December 31, 2010, the components of accumulated earnings (deficit) were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
Tax-Free Money Market Fund	$—	$—	$—	$—	$—	$(131,067)	$—	$(131,067)
Money Market Fund	—	—	—	—	—	(456,629)	—	(456,629)
Ohio Municipal Money Market Fund	—	—	—	—	—	(253,836)	—	(253,836)
U.S. Treasury Money Market Fund	—	4,160	—	4,160	—	—	(350)	3,810
Dividend Capture Fund	—	20,581	—	20,581	—	(31,084,944)	8,866,737	(22,197,626)
Global Select Markets Fund	—	—	—	—	—	(137,941)	4,728,263	4,590,322
Growth Fund	—	—	487,671	487,671	—	(435)	16,514,448	17,001,684
Income Equity Fund	—	30,105	—	30,105	—	(18,366,030)	7,835,040	(10,500,885)
International Equity Fund	—	2,718,214	—	2,718,214		(23,179,957)	58,514,888	38,053,145
Macro 100 Fund	—	2,055	—	2,055	—	(8,480,238)	8,138,307	(339,876)
Mid Corp America Fund	—	117,757	478,457	596,214	—	—	65,402,622	65,998,836
New Economy Fund	—	—	—	—	—	(24,121,337)	6,971,609	(17,149,728)
Real Strategies Fund	—	65,886	—	65,886	—	(19,159,389)	8,493,691	(10,599,812)
Rotating Markets Fund	—	101,064	—	101,064	—	(4,284,016)	5,134,188	951,236
Situs Fund	—	—	—	—	—	(8,639,637)	62,296,824	53,657,187
Technical Opportunities Fund	—	—	—	—	—	(1,396,894)	580,102	(816,792)

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
Fixed Income Securities Fund	$—	$19,735	$314,445	$334,180	$—	$—	$13,849,700	$14,183,880
Intermediate Government Income Fund	—	92,673	8,440	101,113		(19,990)	5,585,396	5,666,519
Mortgage Securities Fund	—	220,843	—	220,843	—	(977,124)	5,384,721	4,628,440
Ohio Tax-Free Fund	—	—	82,966	82,966	(187)	—	261,463	344,242
Short/Intermediate Fixed Income Securities Fund	—	—	—	—	—	(2,041,535)	3,709,513	1,667,978
Balanced Allocation Fund	—	31,381	39,254	70,635	—	—	2,246,126	2,316,761
Conservative Allocation Fund	—	17,433	15,907	33,340	—	—	717,775	751,115
Growth Allocation Fund	—	20,117	39,228	59,345	—	—	2,366,021	2,425,366

*	The differences between the book-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, and the return

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2010, the Funds deferred post-October capital losses and post-October currency losses as follows:

Fund	Capital Losses	Currency Losses
Tax-Free Money Market Fund	$1,399	$—
Money Market Fund	6,806	—
Global Select Markets Fund	—	51,145
Growth Fund	—	435
Income Equity Fund	—	5
International Equity Fund	—	30,491
Situs Fund	15,906	—
Intermediate Government Income Fund	19990	—
Mortgage Securities Fund	76,555	—

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Income Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

(3)	Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee—Huntington Asset Advisors, Inc. (the “Advisor”), a subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ investment advisor. The Advisor receives a fee for its services, computed daily and paid monthly, based on a percentage of each Fund’s average daily net assets on a tiered basis, according to the table below:

	Tiered Annual Rate:
Fund	Up to $500 million	On the next $500 million	In Excess of $1 billion
Tax-Free Money Market Fund	0.30%	0.25%	0.20%
Money Market	0.30%	0.25%	0.20%
Ohio Municipal Money Market Fund	0.30%	0.25%	0.20%
Dividend Capture Fund	0.75%	0.70%	0.65%
Global Select Markets Fund	1.00%	0.95%	0.90%
Growth Fund	0.60%	0.55%	0.50%
Income Equity Fund	0.60%	0.55%	0.50%
International Equity Fund	1.00%	0.95%	0.90%
Macro 100 Fund	0.75%	0.70%	0.65%
Mid Corp America Fund	0.75%	0.70%	0.65%

Semi-Annual Shareholder Report

	Tiered Annual Rate:
Fund	Up to $500 million	On the next $500 million	In Excess of $1 billion
New Economy Fund	0.85%	0.80%	0.75%
Real Strategies Fund	0.75%	0.70%	0.65%
Rotating Markets Fund	0.50%	0.45%	0.40%
Situs Fund	0.75%	0.70%	0.65%
Technical Opportunities Fund	0.75%	0.70%	0.65%
Fixed Income Securities Fund	0.50%	0.45%	0.40%
Intermediate Government Income Fund	0.50%	0.45%	0.40%
Mortgage Securities Fund	0.50%	0.45%	0.40%
Ohio Tax-Free Fund	0.50%	0.45%	0.40%
Short/Intermediate Fixed Income Securities Fund	0.50%	0.45%	0.40%

The U.S. Treasury Money Market Fund pays the Advisor a fee of 0.20% of its average daily net assets, computed daily and paid monthly. Additionally, each of Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund pays the Advisor a fee of 0.10% of its average daily net assets, computed daily and paid monthly.

Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund (collectively the “Money Market Funds”) were subject to a fee waiver and expense reimbursement agreement with the Advisor whereby the Advisor has agreed to waive fees or reimburse expenses in amounts necessary to maintain a minimum yield of 0.01% and in which the Money Market Funds have agreed to repay amounts that were waived or reimbursed by the Adviser for a period up to three years after such waiver or reimbursement was made to the extent that such repayments would not cause the yield of a class to decrease below 0.01%. (Effective September 26, 2011, the Advisor has agreed to waive fees or reimburse expenses for the U.S. Treasury Money Market Fund in amounts necessary to maintain a minimum yield of 0.00%.) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee for Global Select Markets Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses to not more than 1.90% and 2.15% of Trust Shares and Class A Shares, respectively, through April 30, 2012. The Advisor has agreed to contractually waive all or a portion of its investment advisory fee for Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund in order to limit the total direct net annual operating expenses and acquired (underlying) fund operating expenses to not more than 1.90% of the average daily net assets of each of Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund through April 30, 2012. Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of

June 30, 2011, the following amounts have been waived or reimbursed by the Adviser and are subject to repayment by the respective Fund:

Fund	Amount Waived or Reimbursed	Expiring Beginning December 31,
Tax-Free Money Market Fund	$158,548	2012
	474,740	2013
	234,733	2014
Money Market Fund	1,526,152	2012
	2,696,185	2013
	1,250,094	2014
Ohio Municipal Money Market Fund	506,451	2012
	1,357,243	2013
	604,118	2014
U.S. Treasury Money Market Fund	1,437,890	2012
	2,375,535	2013
	1,236,645	2014
Global Select Markets Fund	69,223	2013
Balance Allocation Fund	10,920	2012
	28,952	2013
	13,806	2014
Conservative Allocation Fund	6,278	2012
	11,431	2013
	9,397	2014
Growth Allocation Fund	15,562	2012
	40,912	2013
	14,877	2014

Consulting Fee—Laffer Investments, Inc. acts as a consultant (“the Consultant”) to the Advisor for Macro 100 Fund. The Advisor pays the Consultant a fee for its services. Neither the Trust nor the Macro 100 Fund is liable for payment of this fee.

Administration Fees—Huntington is the Administrator to the Trust, and Huntington Asset Services, Inc. (“HASI”), an affiliate of Huntington, is the Sub-Administrator. As Administrator, Huntington provides the Funds with certain administrative services. As Sub-Administrator, HASI provides the Funds with certain administrative personnel, and generally assists with the provision of administrative services necessary

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

to operate the Funds. The Administrator pays the Sub-Administrator a fee for the services it provides to the Trust. Huntington also provides portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to HASI. HASI is paid directly by Huntington, not the Funds, for these services. The fees paid for administrative and sub-administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.1822%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

There is no minimum annual fee per fund or class of shares.

Distribution and Shareholder Services Fees—The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plan, the Funds will compensate qualified intermediaries for distribution services in connection with Class A Shares not to exceed 0.25% of the daily net assets of each Fund’s Class A Shares. Trust Shares are not subject to Rule 12b-1 fees. Class A Shares and Trust Shares are also subject to a shareholder services fee not to exceed 0.25% of the daily net assets of such shares. For the period ended June 30, 2011, Huntington and its affiliates received $2,656,054 in shareholder service fees. For the period ended June 30, 2011, Unified Financial Securities, Inc., the Funds’ distributor, received underwriter commissions of $71,109 earned on sales of Class A Shares. For the period ended June 30, 2011, the Funds paid $435,200 to affiliated broker-dealers of the Funds.

Transfer and Dividend Disbursing Agent Fees and Expense—HASI is the transfer and dividend disbursing agent for the Funds. For its services, HASI receives a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $12,000 for each of the Funds. Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees—Huntington serves as custodian for each of the Funds. Brown Brothers Harriman serves as sub-custodian for Global Select Market Fund’s, International Equity Fund’s, Real Strategies Fund’s, Situs Fund’s and Technical Opportunities Fund’s foreign assets. Huntington and Brown Brothers Harriman receive fees based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Compliance Services—The Trust has contracted with Huntington to provide a Chief Compliance Officer to the Trust, for which it pays Huntington $131,250 annually.

General—Certain officers of the Trust are Officers, Directors and/or Trustees of the above companies.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Advisor. Income distributions earned from investments in this fund are recorded as income from affiliates in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/10 Market Value	Purchases	Sales	06/30/11 Market Value	Income
Dividend Capture Fund	$1,122,914	$32,450,164	$(30,108,420)	$3,464,658	$191
Global Select Markets Fund	716,504	19,765,949	(19,857,648)	624,805	72
Growth Fund	6,700,122	54,634,112	(54,997,320)	6,336,914	142
Income Equity Fund	3,214,284	10,560,726	(11,118,222)	2,656,788	93
International Equity Fund	8,803,071	52,344,710	(47,950,869)	13,196,912	734
Macro 100 Fund	2,108,417	9,238,315	(2,722,177)	8,624,555	242
Mid Corp America Fund	1,913,483	22,919,682	(16,470,908)	8,362,257	310
New Economy Fund	1,609,241	42,486,419	(41,433,676)	2,661,984	196
Real Strategies Fund	101,452	29,323,878	(18,011,170)	11,414,160	286
Rotating Markets Fund	183,730	2,732,420	(2,349,837)	566,313	34
Situs Fund	28	30,069,535	(21,041,432)	9,028,131	440
Technical Opportunities Fund	675,043	1,526,754	(1,697,604)	504,193	24
Fixed Income Securities Fund	1,571,742	46,940,147	(43,214,861)	5,297,028	187
Intermediate Government Income Fund	1,783,867	24,663,198	(23,894,646)	2,552,419	175
Mortgage Securities Fund	2,668,401	15,275,097	(15,231,748)	2,711,750	172
Short/Intermediate Fixed Income Securities Fund	4,188,774	46,321,655	(43,682,724)	6,827,705	235

Additionally, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund invest in other Funds within the Trust. A summary of these investments in affiliated funds is set forth below:

Balanced Allocation Fund	12/31/10 Market Value	Purchases	Sales	06/30/11 Market Value	Income
Money Market Fund	$749,149	2,914,960	$(2,681,212)	$982,896	$43
Dividend Capture Fund	1,165,338	295,074	(350,724)	1,176,474	21,425
Global Select Markets Fund	—	617,731	(32,668)	631,998	—

Semi-Annual Shareholder Report

Balanced Allocation Fund	12/31/10 Market Value	Purchases	Sales	06/30/11 Market Value	Income
Growth Fund	$2,093,366	$1,410,034	$—	$3,568,290	$—
Income Equity Fund	2,160,184	928,297	(15,209)	3,237,305	42,143
International Equity Fund	3,133,325	381,965	(932,855)	2,693,965	—
Macro 100 Fund	2,181,473	1,078,137	(216,226)	3,118,063	—
Mid Corp America Fund	1,126,908	279,785	(341,410)	1,158,895	—
New Economy Fund	844,626	213,467	(204,412)	860,136	—
Situs Fund	2,004,678	490,890	(628,204)	2,016,836	—
Fixed Income Securities Fund	4,147,173	653,821	(704,084)	4,124,987	63,551
Intermediate Government Income Fund	1,933,254	312,419	(321,898)	1,929,314	27,984
Mortgage Securities Fund	1,101,642	173,706	(176,133)	1,111,222	19,198
Short/Intermediate Fixed Income Securities Fund	1,926,180	307,256	(303,997)	1,936,454	15,512

Conservative Allocation Fund	12/31/10 Market Value	Purchases	Sales	06/30/11 Market Value	Income
Money Market Fund	$637,641	$1,238,829	$(1,386,263)	$490,207	$21
Dividend Capture Fund	231,157	63,773	(63,453)	245,446	4,068
Global Select Markets Fund	—	128,103	(5,157)	132,425	—
Growth Fund	414,890	314,281	(32)	746,482	—
Income Equity Fund	428,107	219,093	(6,145)	676,351	7,926
International Equity Fund	620,425	122,973	(204,427)	564,174	—
Macro 100 Fund	432,293	261,729	(59,874)	652,608	—
Mid Corp America Fund	223,074	63,701	(63,568)	242,597	—
New Economy Fund	167,208	48,920	(38,661)	180,096	—
Situs Fund	397,378	106,746	(113,500)	422,259	—
Fixed Income Securities Fund	5,125,522	339,880	(400,304)	5,098,015	74,419
Intermediate Government Income Fund	2,388,604	154,238	(165,148)	2,384,155	32,678
Mortgage Securities Fund	1,362,587	95,001	(103,820)	1,369,004	22,625
Short/Intermediate Fixed Income Securities Fund	2,379,626	163,798	(160,934)	2,392,856	18,215

Growth Allocation Fund	12/31/10 Market Value	Purchases	Sales	06/30/11 Market Value	Income
Money Market Fund	$576,965	$2,316,017	$(2,120,227)	$772,754	$34
Dividend Capture Fund	1,207,081	308,141	(357,643)	1,227,940	22,240
Global Select Markets Fund	—	650,644	(38,314)	661,667	—
Growth Fund	2,169,260	1,493,493	—	3,737,122	—
Income Equity Fund	2,238,576	988,179	(15,217)	3,384,529	43,791
International Equity Fund	3,250,323	389,490	(937,886)	2,820,722	—
Macro 100 Fund	2,262,629	1,107,047	(186,806)	3,265,212	—
Mid Corp America Fund	1,166,583	297,437	(348,458)	1,213,544	—
New Economy Fund	875,746	225,447	(208,130)	900,662	—
Situs Fund	2,079,110	515,973	(639,916)	2,111,865	—
Fixed Income Securities Fund	1,482,045	281,960	(484,834)	1,295,502	22,584
Intermediate Government Income Fund	691,331	135,553	(225,732)	606,084	9,958
Mortgage Securities Fund	393,913	73,356	(124,705)	348,216	6,690
Short/Intermediate Fixed Income Securities Fund	688,840	133,729	(219,311)	608,367	5,511

(4)	Rotating Markets Fund, Real Strategies Fund, Technical Opportunities Fund, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund Structure

Rotating Markets Fund, Real Strategies Fund, Technical Opportunities Fund, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund (“Investing Funds”), in accordance with their prospectus, seek to achieve their investment objectives by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Investing Funds incur expenses of both the Investing Funds and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(5)	Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 2011, were as follows:

Fund	Purchases	Sales
Dividend Capture Fund	$116,483,009	$106,966,231
Global Select Markets Fund	35,096,693	29,242,385
Growth Fund	104,903,937	103,159,994
Income Equity Fund	96,514,458	93,002,242
International Equity Fund	69,861,249	66,079,424
Macro 100 Fund	4,505,799	4,153,269
Mid Corp America Fund	13,092,890	20,175,893
New Economy Fund	87,412,466	94,450,185
Real Strategies Fund	45,067,207	35,079,201

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Fund	Purchases	Sales
Rotating Markets Fund	$—	$1,197,685
Situs Fund	12,151,803	20,158,834
Technical Opportunities Fund	11,898,595	11,634,350
Fixed Income Securities Fund	64,070,604	71,657,317
Intermediate Government Income Fund	23,407,404	11,847,976
Mortgage Securities Fund	11,279,471	10,010,614
Ohio Tax-Free Fund	6,373,711	8,996,071
Short/Intermediate Fixed Income Securities Fund	70,119,986	37,662,793
Balanced Allocation Fund	7,051,402	4,227,820
Conservative Allocation Fund	2,059,925	1,385,022
Growth Allocation Fund	6,594,629	3,786,952

Purchases and sales of long-term U.S. government securities, for the period ended June 30, 2011, were as follows:

Fund	Purchases	Sales
Fixed Income Securities Fund	$25,536,495	$54,813,439
Intermediate Government Income Fund	23,407,404	11,848,067
Mortgage Securities Fund	10,981,081	9,451,764
Short/Intermediate Fixed Income Securities Fund	38,792,193	21,626,583

(6)	Concentration of Credit Risk

Since each of Ohio Municipal Money Market Fund and Ohio Tax-Free Fund invest a substantial portion of their assets in issuers located in the state of Ohio, they will be more susceptible to factors adversely affecting issuers of Ohio than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2011, the securities in the portfolio of investments are backed by letters of credit or bond insurance from various financial institutions and financial guaranty assurance agencies, as indicated on each Fund’s Portfolio of Investments.

(7)	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, imposed capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts, and financial reporting standards or regulatory requirements may not be comparable to those applicable to U.S. companies.

Semi-Annual Shareholder Report

Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses—As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2011 to June 30, 2011.

Actual Expenses—The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, January 1, 2011	Ending Account Value, June 30, 2011	Expenses Paid During Period(1)	Annualized Expense Ratio

Tax-Free Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.00	$1.83	0.37%
	Hypothetical (2)	$1,000.00	$1,022.97	$1.86	0.37%
Class A Shares	Actual	$1,000.00	$1,000.00	$1.83	0.37%
	Hypothetical (2)	$1,000.00	$1,022.97	$1.86	0.37%
Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.00	$1.38	0.28%
	Hypothetical (2)	$1,000.00	$1,023.41	$1.40	0.28%
Class A Shares	Actual	$1,000.00	$1,000.00	$1.38	0.28%
	Hypothetical (2)	$1,000.00	$1,023.41	$1.40	0.28%
Interfund	Actual	$1,000.00	$1,000.00	$1.38	0.28%
	Hypothetical (2)	$1,000.00	$1,023.41	$1.40	0.28%
Ohio Municipal Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.00	$1.62	0.33%
	Hypothetical (2)	$1,000.00	$1,023.17	$1.64	0.33%
Class A Shares	Actual	$1,000.00	$1,000.00	$1.62	0.33%
	Hypothetical (2)	$1,000.00	$1,023.17	$1.64	0.33%
U.S. Treasury Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.00	$0.51	0.10%
	Hypothetical (2)	$1,000.00	$1,024.29	$0.51	0.10%
Class A Shares	Actual	$1,000.00	$1,000.00	$0.51	0.10%
	Hypothetical (2)	$1,000.00	$1,024.29	$0.51	0.10%
Dividend Capture Fund
Trust Shares	Actual	$1,000.00	$1,068.80	$6.88	1.34%
	Hypothetical (2)	$1,000.00	$1,018.14	$6.72	1.34%
Class A Shares	Actual	$1,000.00	$1,067.50	$8.17	1.59%
	Hypothetical (2)	$1,000.00	$1,016.89	$7.97	1.59%

Semi-Annual Shareholder Report

Supplemental Information (Unaudited) (Continued)

		Beginning Account Value, January 1, 2011	Ending Account Value, June 30, 2011	Expenses Paid During Period(1)	Annualized Expense Ratio

Global Select Markets Fund
Trust Shares	Actual	$1,000.00	$1,024.40	$8.72	1.74%
	Hypothetical (2)	$1,000.00	$1,016.18	$8.69	1.74%
Class A Shares	Actual	$1,000.00	$1,023.60	$9.96	1.99%
	Hypothetical (2)	$1,000.00	$1,014.95	$9.92	1.99%
Growth Fund
Trust Shares	Actual	$1,000.00	$1,033.30	$5.97	1.18%
	Hypothetical (2)	$1,000.00	$1,018.92	$5.93	1.18%
Class A Shares	Actual	$1,000.00	$1,031.80	$7.22	1.43%
	Hypothetical (2)	$1,000.00	$1,017.68	$7.17	1.43%
Income Equity Fund
Trust Shares	Actual	$1,000.00	$1,092.80	$6.18	1.19%
	Hypothetical (2)	$1,000.00	$1,018.89	$5.96	1.19%
Class A Shares	Actual	$1,000.00	$1,091.40	$7.47	1.44%
	Hypothetical (2)	$1,000.00	$1,017.65	$7.20	1.44%
International Equity Fund
Trust Shares	Actual	$1,000.00	$1,041.60	$7.91	1.56%
	Hypothetical (2)	$1,000.00	$1,017.05	$7.81	1.56%
Class A Shares	Actual	$1,000.00	$1,040.20	$9.17	1.81%
	Hypothetical (2)	$1,000.00	$1,015.81	$9.06	1.81%
Macro 100 Fund
Trust Shares	Actual	$1,000.00	$1,038.20	$7.48	1.48%
	Hypothetical (2)	$1,000.00	$1,017.46	$7.40	1.48%
Class A Shares	Actual	$1,000.00	$1,037.60	$8.73	1.73%
	Hypothetical (2)	$1,000.00	$1,016.23	$8.64	1.73%
Mid Corp America Fund
Trust Shares	Actual	$1,000.00	$1,073.60	$6.73	1.31%
	Hypothetical (2)	$1,000.00	$1,018.30	$6.55	1.31%
Class A Shares	Actual	$1,000.00	$1,072.10	$8.01	1.56%
	Hypothetical (2)	$1,000.00	$1,017.06	$7.80	1.56%
New Economy Fund
Trust Shares	Actual	$1,000.00	$1,005.60	$7.58	1.52%
	Hypothetical (2)	$1,000.00	$1,017.23	$7.63	1.52%
Class A Shares	Actual	$1,000.00	$1,003.80	$8.81	1.77%
	Hypothetical (2)	$1,000.00	$1,016.00	$8.87	1.77%
Real Strategies Fund
Trust Shares	Actual	$1,000.00	$1,023.80	$6.83	1.36%
	Hypothetical (2)	$1,000.00	$1,018.04	$6.81	1.36%
Class A Shares	Actual	$1,000.00	$1,022.50	$8.08	1.61%
	Hypothetical (2)	$1,000.00	$1,016.80	$8.06	1.61%
Rotating Markets Fund
Trust Shares	Actual	$1,000.00	$1,076.50	$6.31	1.23%
	Hypothetical (2)	$1,000.00	$1,018.71	$6.14	1.23%
Class A Shares	Actual	$1,000.00	$1,075.10	$7.59	1.48%
	Hypothetical (2)	$1,000.00	$1,017.48	$7.38	1.48%

Semi-Annual Shareholder Report

		Beginning Account Value, January 1, 2011	Ending Account Value, June 30, 2011	Expenses Paid During Period(1)	Annualized Expense Ratio

Situs Fund
Trust Shares	Actual	$1,000.00	$1,066.30	$6.75	1.32%
	Hypothetical (2)	$1,000.00	$1,018.26	$6.59	1.32%
Class A Shares	Actual	$1,000.00	$1,064.70	$8.03	1.57%
	Hypothetical (2)	$1,000.00	$1,017.02	$7.84	1.57%
Technical Opportunites Fund
Trust Shares	Actual	$1,000.00	$1,021.80	$10.84	2.16%
	Hypothetical (2)	$1,000.00	$1,014.07	$10.80	2.16%
Class A Shares	Actual	$1,000.00	$1,019.50	$12.48	2.49%
	Hypothetical (2)	$1,000.00	$1,012.44	$12.43	2.49%
Fixed Income Securities Fund
Trust Shares	Actual	$1,000.00	$1,021.10	$5.23	1.04%
	Hypothetical (2)	$1,000.00	$1,019.62	$5.23	1.04%
Class A Shares	Actual	$1,000.00	$1,019.90	$6.48	1.29%
	Hypothetical (2)	$1,000.00	$1,018.38	$6.48	1.29%
Intermediate Government Income Fund
Trust Shares	Actual	$1,000.00	$1,016.70	$5.39	1.08%
	Hypothetical (2)	$1,000.00	$1,019.45	$5.40	1.08%
Class A Shares	Actual	$1,000.00	$1,015.50	$6.64	1.33%
	Hypothetical (2)	$1,000.00	$1,018.21	$6.64	1.33%
Mortgage Securities Fund
Trust Shares	Actual	$1,000.00	$1,028.40	$5.57	1.11%
	Hypothetical (2)	$1,000.00	$1,019.30	$5.54	1.11%
Class A Shares	Actual	$1,000.00	$1,026.90	$6.82	1.36%
	Hypothetical (2)	$1,000.00	$1,018.06	$6.79	1.36%
Ohio Tax-Free Fund
Trust Shares	Actual	$1,000.00	$1,026.80	$6.12	1.22%
	Hypothetical (2)	$1,000.00	$1,018.75	$6.10	1.22%
Class A Shares	Actual	$1,000.00	$1,026.00	$7.39	1.47%
	Hypothetical (2)	$1,000.00	$1,017.50	$7.35	1.47%
Short/Intermediate Fixed Income Securities Fund
Trust Shares	Actual	$1,000.00	$1,012.80	$5.21	1.04%
	Hypothetical (2)	$1,000.00	$1,019.62	$5.22	1.04%
Class A Shares	Actual	$1,000.00	$1,011.00	$6.44	1.29%
	Hypothetical (2)	$1,000.00	$1,018.39	$6.46	1.29%
Balanced Allocation Fund
Class A Shares	Actual	$1,000.00	$1,039.00	$3.38	0.67%
	Hypothetical (2)	$1,000.00	$1,021.48	$3.35	0.67%
Conservative Allocation Fund
Class A Shares	Actual	$1,000.00	$1,024.60	$3.68	0.73%
	Hypothetical (2)	$1,000.00	$1,021.16	$3.67	0.73%
Growth Allocation Fund
Class A Shares	Actual	$1,000.00	$1,045.50	$3.52	0.69%
	Hypothetical (2)	$1,000.00	$1,021.35	$3.48	0.69%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period beginning January 1, 2011 through June 30, 2011. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.
(2)	Hypothetical assumes 5% annual return before expenses.

Semi-Annual Shareholder Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonfunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonfunds.com by selecting “Form N-Q”.

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., is the Administrator and Custodian of The Huntington Funds. Huntington Asset Services, Inc. serves as the Sub-Administrator and Sub-Fund Accountant and is affiliated with the Huntington National Bank. Additionally, Brown Brothers Harriman & Co. is the Sub-Custodian of certain of the Funds. Huntington Asset Advisors, Inc., a subsidiary of the Huntington National Bank, serves as Investment Advisor to the Funds. Unified Financial Securities, Inc. serves as the Distributor of The Huntington Funds and is affiliated with the Huntington National Bank.

Mutual funds, including money market funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Cusip 446327504	Cusip 446327538
Cusip 446327603	Cusip 446327462
Cusip 446327108	Cusip 446327488
Cusip 446327207	Cusip 446327777
Cusip 446327496	Cusip 446327769
Cusip 446327306	Cusip 446327173
Cusip 446327405	Cusip 446327199
Cusip 446327702	Cusip 446327736
Cusip 446327801	Cusip 446327728
Cusip 446327660	Cusip 446327793
Cusip 446327645	Cusip 446327785
Cusip 446327884	Cusip 446327447
Cusip 446327876	Cusip 446327843
Cusip 446327868	Cusip 446327835
Cusip 446327850	Cusip 446327827
Cusip 446327637	Cusip 446327819
Cusip 446327611	Cusip 446327744
Cusip 446327330	Cusip 446327413
Cusip 446327314	Cusip 446327298
Cusip 446327561	Cusip 446327272
Cusip 446327546	Cusip 446327157
Cusip 446327595	Cusip 446327140
Cusip 446327579	Cusip 446327132
Cusip 446327520

Huntington Funds Shareholder Services: 1-800-253-0412

27057 (08/11)

Semi-Annual Shareholder Report

Balanced Fund

Huntington VA Balanced Fund

Equity Funds

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA New Economy Fund

Huntington VA Real Strategies Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Fund

Income Funds

Huntington VA Mortgage Securities Fund

JUNE 30, 2011

Huntington VA Balanced Fund

Portfolio of Investments Summary Table – (Unaudited)

June 30, 2011

Asset Allocation	Percentage of Market Value
Equity Mutual Funds[1]	59.8%
Fixed Income Mutual Funds[1]	37.5%
Cash[1]	2.7%

Total	100.0%

[1]	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2011, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2011

Shares		Value

	Mutual Funds — 97.9% (a)
495,512	Huntington Fixed Income Securities Fund, Trust Shares	$11,059,824
135,345	Huntington VA Dividend Capture Fund	1,414,354
793,031	Huntington VA Growth Fund	6,391,827
449,284	Huntington VA Income Equity Fund	4,263,709
236,460	Huntington VA International Equity Fund	3,561,088
189,833	Huntington VA Macro 100 Fund	1,774,934
74,963	Huntington VA Mid Corp America Fund	1,419,054
193,659	Huntington VA Mortgage Securities Fund	2,285,180
124,863	Huntington VA New Economy Fund	1,590,749
54,459	Huntington VA Situs Fund	887,142

	Total Mutual Funds (Cost $31,479,662)	34,647,861

Shares		Value

	Cash Equivalents — 2.7%
951,316	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$951,316

	Total Cash Equivalents (Cost $951,316)	951,316

	Total Investments (Cost $32,430,978) — 100.6%	35,599,177

	Liabilities in Excess of Other Assets — (0.6)%	(220,174)

	Net Assets — 100.0%	$35,379,003

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

1

Huntington VA Dividend Capture Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2011

Asset Allocation	Percentage of Market Value
Common Stocks	71.4%
Preferred Stocks	24.9%
Cash[1]	2.0%
Exchange-Traded Funds	1.7%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2011, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2011

Shares		Value

	Common Stocks — 70.9%
	Consumer Discretionary — 4.0%
15,000	Comcast Corp., Class A	$380,100
15,000	Gentex Corp.	453,450
10,000	Hillenbrand, Inc.	236,500
5,500	The Buckle, Inc.	234,850
2,000	Time Warner, Inc.	72,740

		1,377,640

	Consumer Staples — 7.4%
16,000	Archer-Daniels-Midland Co.	482,400
3,500	Colgate-Palmolive Co.	305,935
6,500	Ruddick Corp.	283,010
3,500	The Hershey Co.	198,975
14,000	Universal Corp.	527,380
9,000	Walgreen Co.	382,140
7,000	Wal-Mart Stores, Inc.	371,980

		2,551,820

	Energy — 12.3%
7,000	Cenovus Energy, Inc.	263,620
2,500	Chevron Texaco Corp.	257,100
11,000	ConocoPhillips	827,090
12,000	Exxon Mobil Corp.	976,560
7,000	Murphy Oil Corp.	459,620
10,500	Royal Dutch Shell PLC ADR	746,865
12,500	Total SA ADR	723,000

		4,253,855

	Financials — 14.1%
5,000	ACE Ltd.	329,100
10,750	American Financial Group, Inc.	383,667
10,500	Assurant, Inc.	380,835
6,000	Bank of Montreal	381,300
19,500	Federated Investors, Inc., Class B	464,880
7,000	Highwoods Properties, Inc.	231,910
8,000	JPMorgan Chase & Co.	327,520
5,000	M&T Bank Corp.	439,750
11,500	NYSE Euronext	394,105
3,500	The Travelers Cos., Inc.	204,330
8,000	U.S. Bancorp	204,080

Shares		Value

	Financials — (continued)
17,500	Unitrin, Inc.	$519,225
16,500	Waddell & Reed Financial, Inc.	599,775

		4,860,477

	Health Care — 7.3%
9,000	Abbott Laboratories	473,580
12,000	AstraZeneca PLC ADR	600,840
4,000	Baxter International, Inc.	238,760
5,500	Cardinal Health, Inc.	249,810
16,500	Eli Lilly & Co.	619,245
9,500	Merck & Co., Inc.	335,255

		2,517,490

	Industrials — 7.5%
5,250	3M Co.	497,962
17,500	Brady Corp.	561,050
11,500	CSX Corp.	301,530
7,000	General Electric Co.	132,020
8,250	Lockheed Martin Corp.	668,002

11,500	Waste Management, Inc.	428,605

		2,589,169

	Information Technology — 3.1%
10,500	Corning, Inc.	190,575
26,000	Intel Corp.	576,160
2,500	Microsoft Corp.	65,000
17,624	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	222,239

		1,053,974

	Materials — 2.0%
5,000	Sensient Technology Corp.	185,350
6,500	Sonoco Products Co.	231,010
8,250	Southern Copper Corp.	271,178

		687,538

	Real Estate Investment Trusts — 6.9%
9,000	Acadia Realty Trust	182,970
2,500	EastGroup Properties, Inc.	106,275
3,000	Entertainment Properties Trust	140,100
1,500	Equity Residential Properties Trust	90,000

See Notes which are an integral part of the Financial Statements.

2

Huntington VA Dividend Capture Fund

Portfolio of Investments (continued)

June 30, 2011

Shares		Value

	Common Stocks — (continued)
	Real Estate Investment Trusts — (continued)
3,000	HCP, Inc.	$110,070
5,000	Health Care REIT, Inc.	262,150
3,000	Home Properties, Inc.	182,640
3,250	Mid-America Apartment Communities, Inc.	219,278
2,500	National Health Investors, Inc.	111,075
2,500	PS Business Parks, Inc.	137,750
10,000	Realty Income Corp.	334,900
1,374	Simon Property Group, Inc.	159,700
3,000	Sovran Self Storage, Inc.	123,000
4,500	Ventas, Inc.	237,195

		2,397,103

	Telecommunication Services — 1.9%
17,500	Verizon Communications, Inc.	651,525

	Utilities — 4.4%
21,000	CMS Energy Corp.	413,490
4,750	Entergy Corp.	324,330
18,000	Exelon Corp.	771,120

		1,508,940

	Total Common Stocks (Cost $22,538,061)	24,449,531

	Preferred Stocks — 24.7%
	Consumer Discretionary — 1.0%
13,000	Viacom, Inc., 6.850%	329,810

	Energy — 2.7%
14,000	Dominion Resources, Inc., Class A, 8.375%	400,540
18,000	NextEra Energy Capital Holdings, Inc., 8.750%	518,220

		918,760

	Financials — 17.3%
15,000	Allianz SE, 8.375%	405,135
8,000	American Financial Group, Inc., 7.000%	202,960
12,500	Ameriprise Financial, Inc., 7.750%	343,000
1,671	Barclays Bank PLC, 6.625%	40,171
20,000	BB&T Capital Trust V, 8.950%	525,800
14,000	Credit Suisse Guernsey, 7.900%	368,340
2,000	General Electric Capital Corp., 6.000%	51,280
7,000	Goldman Sachs Group, Inc., 6.200%	175,840
15,000	JPMorgan Chase Capital XXVI, 8.000%	396,900
5,000	KeyCorp Capital VIII, 7.000%	126,650
16,000	M&T Capital Trust IV, 8.500%	419,200
7,000	Merrill Lynch & Co. Capital Trust V, 7.280%	173,810
16,000	Morgan Stanley Capital Trust, 6.600%	393,120
8,000	PartnerRe Ltd., 6.500%	195,440

Shares		Value

	Financials — (continued)
7,000	PLC Capital Trust IV, 7.250%	$175,070
21,000	PNC Capital Trust E, 7.750%	545,370
24,000	Prudential Financial, Inc., 9.000%	668,640
10,000	Renaissancere Holdings Ltd., 6.080%	238,700
1,000	USB Capital XI, 6.600%	25,470
20,000	Wachovia Capital Trust X, 7.850%	515,000

		5,985,896

	Real Estate Investment Trusts — 2.2%
10,500	Kimco Realty Corp., 7.750%	273,630
2,000	Public Storage, Inc., 6.450%	50,240
16,000	Vornado Realty LP, 7.875%	438,400

		762,270

	Telecommunication Services — 0.4%
5,117	AT&T, Inc., 6.375%	136,880

	Utilities — 1.1%
4,000	Interstate Power & Light Co., 8.375%	114,800
10,000	Xcel Energy, Inc., 7.600%	275,000

		389,800

	Total Preferred Stocks (Cost $7,982,661)	8,523,416

	Exchange-Traded Funds — 1.7%
4,000	iShares FTSE/Xinhua China 25 Index Fund	248,000
13,000	The Technology Select Sector SPDR Fund	334,100

		582,100

	Total Exchange-Traded Funds (Cost $449,167)	582,100

	Cash Equivalents — 2.0%
693,643	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	693,643

	Total Cash Equivalents (Cost $693,643)	693,643

	Total Investments (Cost $31,663,532) — 99.3%	34,248,690

	Other Assets in Excess of Liabilities — 0.7%	244,957

	Net Assets — 100.0%	$34,493,647

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of June 30, 2011.

ADR	—American Depositary Receipt
LP	—Limited Partnership
PLC	—Public Liability Co.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

3

Huntington VA Growth Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2011

Asset Allocation	Percentage of Market Value
Information Technology	31.1%
Health Care	13.4%
Consumer Discretionary	12.7%
Consumer Staples	12.2%
Industrials	11.3%
Energy	7.2%
Materials	4.0%
Cash[1]	2.8%
Telecommunication Services	2.0%
Real Estate Investment Trusts	1.9%
Financials	0.9%
Utilities	0.5%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2011, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2011

Shares		Value

	Common Stocks — 97.3%
	Consumer Discretionary — 12.8%
1,020	Amazon.com, Inc.*	$208,580
1,010	Chipotle Mexican Grill, Inc.*	311,272
3,860	Ctrip.com International Ltd. ADR*	166,289
4,460	DIRECTV, Class A*	226,657
7,820	Home Depot, Inc.	283,240
2,860	Lululemon Athletica, Inc.*	319,805
2,530	McDonald’s Corp.	213,330
1,680	Netflix, Inc.*	441,319
540	Priceline.com, Inc.*	276,442

		2,446,934

	Consumer Staples — 12.2%
12,180	Altria Group, Inc.	321,674
7,320	McCormick & Co., Inc.	362,852
5,060	PepsiCo, Inc.	356,376
4,850	Philip Morris International, Inc.	323,835
5,310	Procter & Gamble Co.	337,557
5,130	The Coca-Cola Co.	345,198
5,370	Wal-Mart Stores, Inc.	285,362

		2,332,854

	Energy — 7.2%
2,490	Anadarko Petroleum Corp.	191,132
2,210	Carbo Ceramics, Inc.	360,120
1,790	Chevron Texaco Corp.	184,084
6,620	Enterprise Products Partners LP	286,050
3,010	Peabody Energy Corp.	177,319
2,180	Schlumberger Ltd.	188,352

		1,387,057

Shares		Value

	Financials — 0.9%
1,890	Aflac, Inc.	$88,225
2,050	JPMorgan Chase & Co.	83,927

		172,152

	Health Care — 13.4%
5,520	Abbott Laboratories	290,462
4,140	Edwards LifeSciences Corp.*	360,925
8,400	Merck & Co., Inc.	296,436
3,132	Novo-Nordisk A/S ADR	392,377
6,770	Pfizer, Inc.	139,462
6,060	UnitedHealth Group, Inc.	312,575
6,730	Varian Medical Systems, Inc.*	471,235
3,870	WellPoint, Inc.	304,840

		2,568,312

	Industrials — 11.3%
4,410	Caterpillar, Inc.	469,489
14,940	CSX Corp.	391,727
5,030	Deere & Co.	414,723
5,030	Joy Global, Inc.	479,057
3,890	Union Pacific Corp.	406,116

		2,161,112

	Information Technology — 31.1%
2,750	Apple, Inc.*	923,092
13,850	ARM Holdings PLC ADR	393,755
11,440	Aruba Networks Inc.*	338,052
6,470	Baidu, Inc. ADR*	906,641
23,810	EMC Corp.*	655,965
2,300	International Business Machines Corp.	394,565
5,580	NetEase.com, Inc. ADR*	251,602

4

See Notes which are an integral part of the Financial Statements.

Huntington VA Growth Fund

Portfolio of Investments (continued)

June 30, 2011

Shares		Value

	Common Stocks — (continued)
	Information Technology — (continued)
12,780	Oracle Corp.	$420,590
6,820	Qualcomm, Inc.	387,308
11,840	Rackspace Hosting, Inc.*	506,042
2,680	Salesforce.com, Inc.*	399,266
9,500	Tempur-Pedic International, Inc.*	394,250

		5,971,128

	Materials — 4.0%
2,850	Allegheny Technologies, Inc.	180,890
5,350	Du Pont (E.I.) de Nemours & Co.	289,168
1,760	Freeport-McMoRan Copper & Gold, Inc., Class B	93,104
2,810	Rio Tinto PLC ADR	203,219

		766,381

	Real Estate Investment Trusts — 1.9%
3,410	Health Care REIT, Inc.	178,786
2,750	Mid-America Apartment Communities, Inc.	185,543

		364,329

	Telecommunication Services — 2.0%
12,660	Frontier Communications Corp.	102,166
2,600	Verizon Communications, Inc.	96,798
14,330	Windstream Corp.	185,717

		384,681

Shares		Value

	Utilities — 0.5%
2,410	AGL Resources, Inc.	$98,111

	Total Common Stocks (Cost $16,226,462)	18,653,051

	Cash Equivalents — 2.8%
532,613	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	532,613

	Total Cash Equivalents (Cost $532,613)	532,613

	Total Investments (Cost $16,759,075) — 100.1%	19,185,664

	Liabilities in Excess of Other Assets — (0.1)%	(13,909)

	Net Assets — 100.0%	$19,171,755

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

*	Non-income producing security.

ADR	—American Depositary Receipt
LP	—Limited Partnership
PLC	—Public Liability Co.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

5

Huntington VA Income Equity Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2011

Asset Allocation	Percentage of Market Value
Energy	18.8%
Financials	13.4%
Industrials	12.1%
Consumer Staples	11.2%
Health Care	11.1%
Real Estate Investment Trusts	7.2%
Utilities	6.6%
Information Technology	6.1%
Consumer Discretionary	6.1%
Materials	3.1%
Telecommunication Services	2.9%
Cash[1]	1.4%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2011, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2011

Shares		Value

	Common Stocks — 98.4%
	Consumer Discretionary — 6.1%
18,000	H & R Block, Inc.	$288,720
4,700	Time Warner Cable, Inc., Class A	366,788
7,900	Time Warner, Inc.	287,323
5,100	Whirlpool Corp.	414,732

		1,357,563

	Consumer Staples — 11.1%
13,600	Altria Group, Inc.	359,176
5,800	Kellogg Co.	320,856
4,100	Kimberly-Clark Corp. (a)	272,896
6,600	Philip Morris International, Inc.	440,682
11,800	Sysco Corp.	367,924
11,200	Unilever NV	367,920
6,700	Wal-Mart Stores, Inc.	356,038

		2,485,492

	Energy — 18.8%
9,400	BP PLC ADR	416,326
4,300	Chevron Texaco Corp.	442,212
5,600	ConocoPhillips	421,064
13,700	Enerplus Corp.	432,920
7,800	Eni SpA ADR	370,890
4,700	Exxon Mobil Corp.	382,486
2,300	PetroChina Co. Ltd. ADR	335,869
9,800	Repsol YPF SA ADR (a)	340,648
5,900	Royal Dutch Shell PLC ADR	419,667
6,300	Total SA ADR	364,392
5,900	YPF SA ADR	265,795

		4,192,269

Shares		Value

	Financials — 13.4%
6,000	Bank of Montreal	$381,300
5,200	Canadian Imperial Bank of Commerce	410,644
7,700	HSBC Holdings PLC ADR	382,074
4,400	M&T Bank Corp.	386,980
9,400	NYSE Euronext	322,138
6,500	PNC Financial Services Group, Inc.	387,465
11,300	Sun Life Financial, Inc.	339,904
6,400	The Travelers Cos., Inc.	373,632

		2,984,137

	Health Care — 11.0%
7,800	AstraZeneca PLC ADR	390,546
5,300	Baxter International, Inc.	316,357
12,300	Eli Lilly & Co.	461,619
12,600	Merck & Co., Inc.	444,654
21,100	Pfizer, Inc.	434,660
10,300	Sanofi-Aventis ADR	413,751

		2,461,587

	Industrials — 12.1%
3,700	Caterpillar, Inc.	393,902
6,100	Eaton Corp.	313,845
5,400	General Dynamics Corp.	402,408
22,700	General Electric Co.	428,122
5,300	Lockheed Martin Corp.	429,141
20,800	R.R. Donnelley & Sons Co.	407,888
8,600	Waste Management, Inc. (a)	320,522

		2,695,828

6

See Notes which are an integral part of the Financial Statements.

Huntington VA Income Equity Fund

Portfolio of Investments (continued)

June 30, 2011

Shares		Value

	Common Stocks — (continued)
	Information Technology — 6.1%
24,600	Applied Materials, Inc.	$320,046
21,300	Cisco Systems, Inc.	332,493
16,700	Intel Corp.	370,072
13,200	Microsoft Corp.	343,200

		1,365,811

	Materials — 3.1%
11,900	International Paper Co.	354,858
9,600	The Dow Chemical Co.	345,600

		700,458

	Real Estate Investment Trusts — 7.2%
11,300	HCP, Inc.	414,597
8,300	Health Care REIT, Inc.	435,169
10,000	Mack-Cali Realty Corp.	329,400
3,700	Simon Property Group, Inc.	430,051

		1,609,217

	Telecommunication Services — 2.9%
10,300	AT&T, Inc.	323,523
8,800	Verizon Communications, Inc.	327,624

		651,147

	Utilities — 6.6%
10,100	Ameren Corp.	291,284
6,100	Dominion Resources, Inc., Class A	294,447

Shares		Value

	Utilities — (continued)
5,500	Integrys Energy Group, Inc.	$285,120
10,700	PPL Corp.	297,781
6,500	Progress Energy, Inc.	312,065

		1,480,697

	Total Common Stocks (Cost $19,970,685)	21,984,206

	Cash Equivalents — 1.4%
311,188	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	311,188

	Total Cash Equivalents (Cost $311,188)	311,188

	Total Investments (Cost $20,281,873) — 99.8%	22,295,394

	Other Assets in Excess of Liabilities — 0.2%	48,396

	Net Assets — 100.0%	$22,343,790

(a)	All or a portion of the security is held as collateral for options.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2011.

ADR	—American Depositary Receipt
PLC	—Public Liability Co.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

7

Huntington VA International Equity Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2011

Asset Allocation	Percentage of Market Value
Japan	17.4%
United Kingdom	16.3%
France	8.5%
Germany	7.9%
Cash[1]	7.1%
Sweden	4.8%
Singapore	4.8%
Switzerland	4.8%
Australia	4.1%
Canada	3.8%
Hong Kong	3.4%
Exchange-Traded Funds	3.1%
Netherlands	2.7%
Italy	2.1%
Spain	1.7%
Taiwan	1.5%
United States	1.4%
Israel	1.4%
Mexico	1.3%
Republic of South Korea	1.1%
Closed-End Fund	0.8%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2011, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2011

Shares		Value

	Common Stocks — 88.7%
	Australia — 4.0%
	Consumer Staples — 1.9%
88,000	Foster’s Group Ltd.	$486,031

	Materials — 2.1%
12,000	BHP Billiton Ltd.	563,676

		1,049,707

	Canada — 3.8%
	Energy — 2.0%
8,970	Cenovus Energy, Inc.	337,810
5,870	EnCana Corp.	180,737

		518,547

	Telecommunication Services — 1.8%
12,000	BCE, Inc.	471,480

		990,027

	France — 8.5%
	Energy — 1.6%
7,200	Total SA ADR	416,448

	Financials — 3.8%
22,809	AXA SA ADR	519,589

Shares		Value

	Financials — (continued)
6,147	BNP Paribas	$474,519

		994,108

	Health Care — 1.6%
5,000	Sanofi-Aventis	402,001

	Utilities — 1.5%
9,323	GDF Suez ADR	342,620
1,600	GDF Suez	58,554

		401,174

		2,213,731

	Germany — 7.9%
	Consumer Staples — 1.7%
6,400	Henkel AG & Co. KGaA	444,301

	Industrials — 4.0%
14,600	GEA Group AG	522,661
3,636	Siemens AG ADR	500,059

		1,022,720

	Materials — 2.2%
7,500	K+S AG	576,463

		2,043,484

See Notes which are an integral part of the Financial Statements.

8

Huntington VA International Equity Fund

Portfolio of Investments (continued)

June 30, 2011

Shares		Value

	Common Stocks — (continued)
	Hong Kong — 3.4%
	Consumer Discretionary — 1.2%
158,000	Li & Fung Ltd.	$314,713

	Financials — 2.2%
9,600	Hong Kong Exchanges and Clearing Ltd.	201,211
50,800	The Wharf (Holdings) Ltd.	352,846

		554,057

		868,770

	Israel — 1.4%
	Health Care — 1.4%
7,700	Teva Pharmaceutical Industries Ltd. ADR	371,294

	Italy — 2.1%
	Energy — 1.5%
7,300	Saipem SpA	376,883

	Financials — 0.6%
75,000	UniCredit SpA	158,799

		535,682

	Japan — 17.3%
	Consumer Discretionary — 3.1%
9,010	Honda Motor Co. Ltd. ADR	347,876
21,390	Panasonic Corp. ADR	261,814
7,600	Sony Corp. ADR	200,564

		810,254

	Consumer Staples — 1.0%
6,000	Unicharm Corp.	261,599

	Financials — 0.7%
49	Japan Prime Realty Investment Corp.	129,644
6	Japan Real Estate Investment Corp.	58,953

		188,597

	Industrials — 6.1%
3,900	FANUC Ltd.	648,183
15,000	KOMATSU Ltd.	465,251
10,000	Makita Corp.	463,325

		1,576,759

	Information Technology — 4.9%
10,051	Canon, Inc. ADR	478,327
1,700	KEYENCE Corp.	480,194
4,800	Murata Manufacturing Co. Ltd.	318,986

		1,277,507

	Materials — 1.5%
26,000	Kuraray Co. Ltd.	379,480

		4,494,196

	Mexico — 1.3%
	Telecommunication Services — 1.3%
6,200	America Movil SA de CV., Series L ADR	334,056

	Netherlands — 2.7%
	Energy — 1.6%
11,600	Royal Dutch Shell PLC, Class A	412,883

Shares		Value

	Industrials — 1.1%
11,025	Koninklijke (Royal) Philips Electronics NV NYS	$283,122

		696,005

	Republic of South Korea — 1.0%
	Materials — 1.0%
2,500	POSCO ADR	271,550

	Singapore — 4.8%
	Financials — 1.8%
39,000	DBS Group Holdings Ltd.	465,473
10,200	K-Green Trust	8,802

		474,275

	Industrials — 1.8%
50,600	Keppel Corp Ltd.	456,442

	Telecommunication Services — 1.2%
12,005	Singapore Telecommunications ADR	308,048

		1,238,765

	Spain — 1.7%
	Financials — 1.7%
21,708	Banco Bilbao Vizcaya Argentaria SA ADR	254,852
16,000	Banco Santander SA ADR	184,160

		439,012

	Sweden — 4.8%
	Consumer Discretionary — 1.7%
12,800	Hennes & Mauritz AB	441,317

	Consumer Staples — 1.0%
18,900	Svenska Cellulosa AB (SCA)	266,060

	Industrials — 2.1%
31,000	Volvo AB	541,513

		1,248,890

	Switzerland — 4.7%
	Financials — 1.0%
4,100	ACE Ltd.	269,862

	Health Care — 2.0%
8,290	Novartis AG ADR	506,602

	Materials — 1.7%
6,730	Syngenta AG ADR	454,679

		1,231,143

	Taiwan — 1.6%
	Information Technology — 1.6%
31,877	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	401,969

	United Kingdom — 16.3%
	Consumer Discretionary — 1.8%
24,750	Pearson PLC ADR	470,498

	Consumer Staples — 2.3%
3,600	Reckitt Benckiser Group PLC	198,732
6,874	Tesco PLC ADR	134,730
39,000	Tesco PLC	251,593

		585,055

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

9

Huntington VA International Equity Fund

Portfolio of Investments (continued)

June 30, 2011

Shares		Value

	Common Stocks — (continued)
	Energy — 1.6%
3,750	BG Group PLC ADR	$428,438

	Financials — 3.5%
103,000	Barclays PLC	423,884
18,175	Standard Chartered PLC	477,745

		901,629

	Health Care — 1.6%
9,645	GlaxoSmithKline PLC ADR	413,771

	Industrials — 1.4%
34,700	Rolls-Royce Group PLC*	359,167

	Telecommunication Services — 2.0%
194,000	Vodafone Group PLC	514,614

	Utilities — 2.1%
16,100	Scottish & Southern Energy PLC	359,902
8,525	Scottish & Southern Energy PLC ADR	191,983

		551,885

		4,225,057

	United States — 1.4%
	Energy — 1.4%
4,080	Schlumberger Ltd.	352,512

	Total Common Stocks (Cost $19,590,557)	23,005,850

	Exchange-Traded Funds — 3.1%
15,000	iShares MSCI Malaysia Index Fund	229,200
4,800	iShares MSCI South Korea Index Fund	312,000

Shares		Value

	Exchange-Traded Funds — (continued)
13,100	iShares MSCI Taiwan Index Fund	$198,858
5,000	ProShares UltraShort Yen Fund*	75,650

	Total Exchange-Traded Funds (Cost $608,266)	815,708

	Closed-End Fund — 0.8%
8,966	Morgan Stanley India Investment Fund, Inc.*	196,714

	Total Closed-End Fund (Cost $154,243)	196,714

	Cash Equivalents — 7.1%
1,833,846	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	1,833,846

	Total Cash Equivalents (Cost $1,833,846)	1,833,846

	Total Investments (Cost $22,186,912) — 99.7%	25,852,118

	Other Assets in Excess of Liabilities — 0.3%	83,587

	Net Assets — 100.0%	$25,935,705

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

*	Non-income producing security.

ADR	—American Depositary Receipt
NYS	—New York Shares.
PLC	—Public Liability Co.

See Notes which are an integral part of the Financial Statements.

10

Huntington VA Macro 100 Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2011

Asset Allocation	Percentage of Market Value
Information Technology	17.6%
Industrials	12.6%
Health Care	10.4%
Consumer Discretionary	9.8%
Financials	9.7%
Energy	9.4%
Consumer Staples	8.9%
Cash[1]	8.5%
Utilities	4.6%
Telecommunication Services	3.5%
Materials	3.4%
Real Estate Investment Trusts	1.6%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2011, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2011

Shares		Value

	Common Stocks — 91.5%
	Consumer Discretionary — 9.8%
300	AutoZone, Inc.*	$88,455
2,100	Johnson Controls, Inc.	87,486
625	McDonald’s Corp.	52,700
3,700	Newell Rubbermaid, Inc.	58,386
1,300	Omnicom Group, Inc.	62,608
450	Polo Ralph Lauren Corp.	59,674
900	Scripps Networks Interactive, Inc., Class A	43,992
500	Starwood Hotels & Resorts Worldwide, Inc.	28,020
1,000	Target Corp.	46,910
1,000	The TJX Cos., Inc.	52,530
750	The Walt Disney Co.	29,280
650	V.F. Corp.	70,564

		680,605

	Consumer Staples — 8.9%
2,100	Avon Products, Inc.	58,800
1,000	Colgate-Palmolive Co.	87,410
1,700	Constellation Brands, Inc.*	35,394
1,500	Kellogg Co.	82,980
1,350	Kraft Foods, Inc.	47,561
1,100	McCormick & Co., Inc.	54,527
800	PepsiCo, Inc.	56,344
1,400	Procter & Gamble Co.	88,998
800	The Clorox Co.	53,952
900	Wal-Mart Stores, Inc.	47,826

		613,792

	Energy — 9.4%
900	Apache Corp.	111,051

Shares		Value

	Energy — (continued)
600	Baker Hughes, Inc.	$43,536
500	ConocoPhillips	37,595
800	Denbury Resources, Inc.*	16,000
1,100	Devon Energy Corp.	86,691
350	EOG Resources, Inc.	36,593
1,343	Exxon Mobil Corp.	109,293
800	Marathon Oil Corp.	42,144
750	Occidental Petroleum Corp.	78,030
900	Peabody Energy Corp.	53,019
900	Rowan Cos., Inc.*	34,929

		648,881

	Financials — 9.7%
600	Aflac, Inc.	28,008
3,000	Bank of America Corp.	32,880
3,700	Discover Financial Services	98,975
2,900	JPMorgan Chase & Co.	118,726
1,300	Lincoln National Corp.	37,037
5,000	Regions Financial Corp.	31,000
500	State Street Corp.	22,545
2,100	The Allstate Corp.	64,113
700	Torchmark Corp.	44,898
3,000	U.S. Bancorp	76,530
4,054	Wells Fargo & Co.	113,755

		668,467

	Health Care — 10.4%
1,000	Becton, Dickinson & Co.	86,170
500	C.R. Bard, Inc.	54,930
1,400	Johnson & Johnson	93,128
1,100	McKesson Corp.	92,015

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

11

Huntington VA Macro 100 Fund

Portfolio of Investments (continued)

June 30, 2011

Shares		Value

	Common Stocks — (continued)
	Health Care — (continued)
1,850	Medtronic, Inc.	$71,280
4,200	Mylan Laboratories, Inc.*	103,614
1,300	Patterson Cos., Inc.	42,757
900	Stryker Corp.	52,821
1,000	Thermo Fisher Scientific, Inc.*	64,390
900	Zimmer Holdings, Inc.*	56,880

		717,985

	Industrials — 12.6%
600	Cummins, Inc.	62,094
500	Flowserve Corp.	54,945
1,100	General Dynamics Corp.	81,972
1,400	Illinois Tool Works, Inc.	79,086
600	Jacobs Engineering Group, Inc.*	25,950
1,000	Pall Corp.	56,230
400	Stericycle, Inc.*	35,648
1,200	Textron, Inc.	28,332
750	Tyco International Ltd.	37,073
1,400	Union Pacific Corp.	146,160
1,250	United Parcel Service, Inc., Class B	91,162
1,300	United Technologies Corp.	115,063
375	W.W. Grainger, Inc.	57,619

		871,334

	Information Technology — 17.6%
1,300	Akamai Technologies, Inc.*	40,911
300	Apple, Inc.*	100,701
1,200	BMC Software, Inc.*	65,640
4,200	Cisco Systems, Inc.	65,562
1,500	Cognizant Technology Solutions Corp., Class A*	110,010
2,400	EMC Corp.*	66,120
1,500	Fiserv, Inc.*	93,945
150	Google, Inc., Class A*	75,957
400	International Business Machines Corp.	68,620
1,700	Intuit, Inc.*	88,162
13,000	Jabil Circuit, Inc.	262,600
2,025	Microsoft Corp.	52,650
1,300	VeriSign, Inc.*	43,498
7,848	Xerox Corp.	81,698

		1,216,074

	Materials — 3.4%
3,600	Ball Corp.	138,456
325	Cliffs Natural Resources, Inc.	30,046
500	The Dow Chemical Co.	18,000
2,500	Titanium Metals Corp.	45,800

		232,302

	Real Estate Investment Trusts — 1.6%
1,400	HCP, Inc.	51,366
3,300	Host Hotels & Resorts, Inc.	55,935

		107,301

Shares		Value

	Telecommunication Services — 3.5%
1,450	AT&T, Inc.	$45,545
1,700	CenturyLink, Inc.	68,731
3,450	Verizon Communications, Inc.	128,443

		242,719

	Utilities — 4.6%
1,300	Consolidated Edison, Inc.	69,212
1,000	Dominion Resources, Inc., Class A	48,270
600	Entergy Corp.	40,968
700	Integrys Energy Group, Inc.	36,288
1,100	Pinnacle West Capital Corp.	49,038
1,200	Progress Energy, Inc.	57,612
600	Wisconsin Energy Corp.	18,810

		320,198

	Total Common Stocks (Cost $5,379,922)	6,319,658

	Rights — 0.0%
	Health Care — 0.0%
700	Sanofi-Aventis*, Expires 12/31/20	1,687

	Total Rights (Cost $1,648)	1,687

	Cash Equivalents — 8.5%
592,003	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	592,003

	Total Cash Equivalents (Cost $592,003)	592,003

	Total Investments (Cost $5,973,573) — 100.0%	6,913,348

	Liabilities in Excess of Other Assets — (0.0)%	(2,790)

	Net Assets — 100.0%	$6,910,558

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

*	Non-income producing security.

See Notes which are an integral part of the Financial Statements.

12

Huntington VA Mid Corp America Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2011

Asset Allocation	Percentage of Market Value
Information Technology	17.6%
Industrials	17.0%
Health Care	12.9%
Consumer Discretionary	10.1%
Financials	9.4%
Materials	7.3%
Energy	6.7%
Real Estate Investment Trusts	5.8%
Cash[1]	4.6%
Consumer Staples	4.4%
Utilities	3.9%
Telecommunication Services	0.3%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2011, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2011

Shares		Value

	Common Stocks — 95.4%
	Consumer Discretionary — 10.1%
910	Advance Auto Parts, Inc.	$53,226
3,220	Bob Evans Farms, Inc.	112,603
2,800	BorgWarner, Inc.*	226,212
2,000	Coinstar, Inc.*	109,080
2,600	Guess?, Inc.	109,356
2,600	Kohl’s Corp.	130,026
2,500	Mohawk Industries, Inc.*	149,975
5,058	Nordstrom, Inc.	237,423
3,120	PetSmart, Inc.	141,554
850	Polo Ralph Lauren Corp.	112,718
1,940	Ross Stores, Inc.	155,433
4,682	Royal Caribbean Cruises Ltd.*	176,230
2,020	V.F. Corp.	219,291
530	Whirlpool Corp.	43,100
1,000	Wolverine World Wide, Inc.	41,750

		2,017,977

	Consumer Staples — 4.4%
8,060	Church & Dwight Co., Inc.	326,752
3,270	Constellation Brands, Inc.*	68,081
2,120	Corn Products International, Inc.	117,194
3,700	Dr. Pepper Snapple Group, Inc.	155,141
2,690	Ruddick Corp.	117,123
2,560	The Fresh Market, Inc.*	99,021

		883,312

	Energy — 6.7%
5,958	Chesapeake Energy Corp.	176,893
2,410	CMS Energy Corp.	47,453

Shares		Value

	Energy — (continued)
2,610	Forest Oil Corp.*	$69,713
2,580	Helmerich & Payne, Inc.	170,590
2,100	Murphy Oil Corp.	137,886
3,924	Noble Energy, Inc.	351,708
5,320	Oceaneering International, Inc.	215,460
1,393	Unit Corp.*	84,875
4,638	Weatherford International Ltd.*	86,962

		1,341,540

	Financials — 9.4%
1,300	Allied World Assurance Co Holdings AG	74,854
3,600	Cincinnati Financial Corp.	105,048
3,459	City National Corp.	187,651
580	Everest Re Group Ltd.	47,415
4,410	First American Financial Corp.	69,017
7,600	First Niagara Financial Group, Inc.	100,320
2,870	Highwoods Properties, Inc.	95,083
2,800	Invesco Ltd.	65,520
1,200	Jones Lang LaSalle, Inc.	113,160
2,567	Legg Mason, Inc.	84,095
5,740	Principal Financial Group	174,611
2,730	Prosperity Bancshares, Inc.	119,629
2,800	T. Rowe Price Group, Inc.	168,952
3,907	Torchmark Corp.	250,595
3,510	Trustmark Corp.	82,169
2,000	Unum Group	50,960
2,660	Waddell & Reed Financial, Inc.	96,691

		1,885,770

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

13

Huntington VA Mid Corp America Fund

Portfolio of Investments (continued)

June 30, 2011

Shares		Value

	Common Stocks — (continued)
	Health Care — 12.9%
7,600	AmerisourceBergen Corp.	$314,640
1,580	Biogen Idec, Inc.*	168,934
2,400	Coventry Health Care, Inc.*	87,528
6,256	Life Technologies Corp.*	325,750
5,649	Lincare Holdings, Inc.	165,346
4,280	Owens & Minor, Inc.	147,617
2,000	Quest Diagnostics, Inc.	118,200
4,140	St. Jude Medical, Inc.	197,395
2,721	Teleflex, Inc.	166,144
8,613	Thermo Fisher Scientific, Inc.*	554,591
4,920	Watson Pharmaceutical, Inc.*	338,152

		2,584,297

	Industrials — 17.0%
1,275	Alliant Techsystems, Inc.	90,946
3,800	CNH Global NV NYS*	146,870
6,012	Cooper Industries PLC	358,736
1,800	Cummins, Inc.	186,282
2,000	Elbit Systems Ltd.	95,520
2,900	EMCOR Group, Inc.*	84,999
450	Flowserve Corp.	49,451
3,600	General Cable Corp.*	153,288
6,800	John Bean Technologies Corp.	131,376
6,838	Kennametal, Inc.	288,632
4,959	L-3 Communications Holdings, Inc.	433,665
3,279	Pall Corp.	184,378
2,934	Parker Hannifin Corp.	263,297
1,300	Precision Castparts Corp.	214,045
2,500	Quanex Building Products Corp.	40,975
400	Rockwell International Corp.	34,704
2,700	Ryder System, Inc.	153,495
3,900	Thomas & Betts Corp.*	210,015
1,300	UniFirst Corp.	73,047
3,190	Watsco, Inc.	216,888

		3,410,609

	Information Technology — 17.6%
1,400	Amdocs Ltd.*	42,546
14,160	Amkor Technology, Inc.*	87,367
2,795	Benchmark Electronics, Inc.*	46,118
2,430	BMC Software, Inc.*	132,921
3,100	Broadcom Corp., Class A*	104,284
5,110	Citrix Systems, Inc.*	408,800
6,800	CTS Corp.	65,756
1,000	Cymer, Inc.*	49,510
4,205	Fidelity National Information Services, Inc.	129,472
1,800	Fiserv, Inc.*	112,734
3,632	FLIR Systems, Inc.	122,435
5,110	Forrester Research, Inc.*	168,426
4,200	Harris Corp.	189,252
2,250	InterDigital, Inc.*	91,912
3,530	j2 Global Communications, Inc.*	99,652
3,700	JDA Software Group, Inc.*	114,293
3,250	Molex, Inc.	83,753

Shares		Value

	Information Technology — (continued)
1,900	Multi-Fineline Electronix, Inc.*	$41,059
3,948	NCR Corp.*	74,578
6,300	NVIDIA Corp.*	100,390
14,220	ON Semiconductor Corp.*	148,883
3,260	Progress Software Corp.*	78,664
2,220	SanDisk Corp.*	92,130
4,000	Synopsys, Inc.*	102,840
2,600	Syntel, Inc.	153,712
6,368	Teradata Corp.*	383,354
2,190	Veeco Instruments, Inc.*	106,018
13,880	Vishay Intertechnology, Inc.*	208,755

		3,539,614

	Materials — 7.3%
2,100	Albemarle Corp.	145,320
911	Allegheny Technologies, Inc.	57,821
2,300	AptarGroup, Inc.	120,382
3,370	Arch Coal, Inc.	89,844
1,500	Ball Corp.	57,690
2,260	Cia de Minas Buenaventura S.A.	85,835
3,700	Cytec Industries, Inc.	211,603
3,400	FMC Corp.	292,468
1,800	Innophos Holdings, Inc.	87,840
1,550	PPG Industries, Inc.	140,724
800	Schnitzer Steel Industries, Inc.	46,080
1,200	Silver Wheaton Corp.	39,600
2,500	Sonoco Products Co.	88,850

		1,464,057

	Real Estate Investment Trusts — 5.8%
1,860	Alexandria Real Estate Equities, Inc.	144,001
2,230	Entertainment Properties Trust	104,141
1,200	Federal Realty Investment Trust	102,216
1,500	Home Properties, Inc.	91,320
3,631	Host Hotels & Resorts, Inc.	61,545
1,600	Liberty Property Trust	52,128
2,720	Mack-Cali Realty Corp.	89,597
1,700	Mid-America Apartment Communities, Inc.	114,699
2,140	PS Business Parks, Inc.	117,914
1,900	Rayonier, Inc.	124,165
2,340	Sovran Self Storage, Inc.	95,940
1,190	Ventas, Inc.	62,725

		1,160,391

	Telecommunication Services — 0.3%
1,100	TELUS Corp.	57,860

	Utilities — 3.9%
1,500	AGL Resources, Inc.	61,065
840	DTE Energy Co.	42,017
7,681	MDU Resources Group, Inc.	172,822
1,800	National Fuel Gas Co.	131,040
1,800	New Jersey Resources Corp.*	80,298
4,300	Portland General Electric Co.	108,704
8,028	Questar Corp.	142,176
1,570	Xcel Energy, Inc.	38,151

		776,273

See Notes which are an integral part of the Financial Statements.

14

Huntington VA Mid Corp America Fund

Portfolio of Investments (continued)

June 30, 2011

Shares		Value

	Common Stocks — (continued)
	Total Common Stocks (Cost $11,352,152)	$19,121,700

	Cash Equivalents — 4.7%
927,735	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	927,735

	Total Cash Equivalents (Cost $927,735)	927,735

	Total Investments (Cost $12,279,887) — 100.1%	20,049,435

Shares		Value

	Liabilities in Excess of Other Assets — (0.1)%	$(11,477)

	Net Assets — 100.0%	$20,037,958

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

*	Non-income producing security.

NYS	—New York Shares.
PLC	—Public Liability Co.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

15

Huntington VA New Economy Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2011

Asset Allocation	Percentage of Market Value
Information Technology	29.1%
Health Care	15.9%
Industrials	13.4%
Consumer Discretionary	11.4%
Materials	6.5%
Consumer Staples	6.0%
Financials	5.5%
Cash[1]	5.1%
Energy	4.0%
Utilities	1.5%
Real Estate Investment Trusts	1.1%
Options Purchased	0.5%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2011, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2011

Shares		Value

	Common Stocks — 96.1%
	Consumer Discretionary — 11.6%
5,700	Ascena Retail Group, Inc.*	$194,085
6,500	Bally Technologies, Inc.*	264,420
6,300	Best Buy Co., Inc.	197,883
3,100	Dollar Tree, Inc.*	206,522
1,800	Fossil, Inc.*	211,896
5,300	The Buckle, Inc.	226,310
1,600	Tractor Supply Co.	107,008

		1,408,124

	Consumer Staples — 6.1%
1,500	Corn Products International, Inc.	82,920
3,000	Diamond Foods, Inc.	229,020
2,400	Green Mountain Coffee Roasters, Inc.*	214,224
2,600	Hansen Natural Corp.*	210,470

		736,634

	Energy — 4.0%
3,100	Consol Energy, Inc.	150,288
4,700	EnCana Corp.	144,713
6,000	Frontier Oil Corp.	193,860

		488,861

	Financials — 5.6%
3,600	MetLife, Inc.	157,932
7,100	Montpelier Re Holdings Ltd.	127,800
6,000	MSCI, Inc., Class A*	226,080
5,300	The Allstate Corp.	161,809

		673,621

Shares		Value

	Health Care — 16.2%
2,580	Abbott Laboratories	$135,760
3,400	Celgene Corp. (a)*	205,088
5,000	Cepheid, Inc.*	173,200
6,700	Endo Pharmaceuticals Holdings, Inc.*	269,139
8,600	Hologic, Inc.*	173,462
3,700	Integra LifeSciences Holdings Corp.**	176,897
8,000	Mylan Laboratories, Inc.*	197,360
2,300	Perrigo Co. (a)	202,101
8,000	ResMed, Inc.*	247,600
3,500	Valeant Pharmaceuticals International, Inc.*	181,860

		1,962,467

	Industrials — 13.6%
85,900	Capstone Turbine Corp.*	131,427
2,000	Flowserve Corp.	219,780
9,500	Greenbrier Cos., Inc.*	187,720
3,100	Lindsay Corp.	213,280
2,600	Nordson Corp.	142,610
4,300	Robbins & Myers, Inc.	227,255
2,400	Rockwell International Corp.	208,224
8,000	The Manitowoc Company, Inc.	134,720
7,600	Westport Innovations, Inc.*	182,552

		1,647,568

	Information Technology — 29.7%
4,300	Akamai Technologies, Inc.*	135,321
1,400	Baidu, Inc. ADR*	196,182
4,800	BMC Software, Inc.*	262,560
6,500	Cognex Corp.	230,295
6,300	Cree, Inc.*	211,617

See Notes which are an integral part of the Financial Statements.

16

Huntington VA New Economy Fund

Portfolio of Investments (continued)

June 30, 2011

Shares		Value

	Common Stocks — (continued)
	Information Technology — (continued)
2,000	F5 Networks, Inc.*	$220,500
2,000	First Solar, Inc.*	264,540
18,900	GT Solar International, Inc*	306,180
17,300	MEMC Electronic Materials, Inc.*	147,569
4,000	NetApp, Inc.*	211,120
8,900	NVIDIA Corp.*	141,821
7,400	RealD, Inc.*	173,086
6,000	Riverbed Technology, Inc.*	237,540
1,300	Salesforce.com, Inc.*	193,674
16,500	Shanda Games Ltd. ADR*	107,580
1,600	Sina Corp./China*	166,560
5,900	TIBCO Software, Inc.*	171,218
5,900	Western Digital Corp.*	214,642

		3,592,005

	Materials — 6.6%
19,000	American Vanguard Corp.	246,430
4,000	LSB Industries, Inc.*	171,680
2,400	Potash Corporation of Saskatchewan, Inc.	136,776
13,200	Titanium Metals Corp.	241,824

		796,710

	Real Estate Investment Trusts — 1.2%
2,700	Ventas, Inc.	142,317

	Utilities — 1.5%
2,300	Alliant Energy Corp.	93,518
1,200	National Fuel Gas Co.	87,360

		180,878

	Total Common Stocks (Cost $11,488,952)	11,629,185

Contracts or Shares		Value

	Options Purchased — 0.6%
450	iPath S&P 500 VIX Mid-Term Futures ETN, Call @ $23, Expiring July 2011	$22,050
450	iPath S&P 500 VIX Short-Term Futures ETN, Call @ $21, Expiring July 2011	44,100

	Total Options Purchased (Cost $200,946)	66,150

	Cash Equivalents — 5.2%
633,742	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	633,742

	Total Cash Equivalents (Cost $633,742)	633,742

	Total Investments (Cost $12,323,640) — 101.9%	12,329,077

	Liabilities in Excess of Other Assets — (1.9)%	(228,974)

	Net Assets — 100.0%	$12,100,103

(a)	All or a portion of the security is held as collateral for options.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2011.

*	Non-income producing security.

ADR	—American Depositary Receipt
ETN	—Exchange-Traded Note

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

17

Huntington VA Real Strategies Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2011

Asset Allocation	Percentage of Market Value
Energy	37.2%
Materials	23.0%
Industrials	13.2%
Real Estate Investment Trusts	10.9%
Exchange-Traded Funds	6.2%
Cash[1]	3.7%
Closed-End Fund	1.8%
Consumer Staples	1.8%
Financials	1.6%
Options Purchased	0.6%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2011, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2011

Shares		Value

	Common Stocks — 90.1%
	Consumer Staples — 1.9%
1,000	Bunge Ltd.	$68,950

	Energy — 38.9%
1,300	Arch Coal, Inc.	34,658
2,000	Cameco Corp.	52,700
1,600	Canadian Natural Resources Ltd.	66,976
2,300	Canadian Oil Sands Ltd.	66,447
2,300	Chesapeake Energy Corp.	68,287
2,300	Consol Energy, Inc.	111,504
3,240	El Paso Corp.	65,448
1,570	Enterprise Products Partners LP	67,840
600	Frontier Oil Corp.	19,386
1,300	Hugoton Royalty Trust	29,562
1,100	Linn Energy LLC	42,977
900	National Oilwell Varco, Inc.	70,389
1,975	Natural Resource Partners LP	65,511
700	Noble Corp.	27,587
1,200	Peabody Energy Corp.	70,692
1,900	Penn Virginia Resource Partners LP	51,186
2,300	Petrohawk Energy Corp.*	56,741
1,600	Petroleo Brasileiro S.A. ADR	54,176
500	QEP Resources, Inc.	20,915
900	Rowan Cos., Inc.*	34,929
1,400	Sasol Ltd. ADR	74,046
400	Schlumberger Ltd.	34,560
1,600	Spectra Energy Corp.	43,856
986	StatoilHydro ASA ADR	25,094
1,500	Teekay Corp.	46,320
20,900	Uranium Energy Corp.*	63,954
2,900	Valero Energy Corp.	74,153

		1,439,894

Shares		Value

	Industrials — 13.8%
1,400	AGCO Corp.*	$69,104
300	Canadian National Railway Co.	23,970
1,800	Chicago Bridge & Iron Co NV	70,020
1,500	Deere & Co.	123,675
1,000	Harsco Corp.	32,600
1,100	Lindsay Corp.	75,680
2,400	Manitowoc Co., Inc.	40,416
1,400	Robbins & Myers, Inc.	73,990

		509,455

	Materials — 24.1%
750	Agrium, Inc.	65,820
500	BHP Billiton Ltd. ADR	47,315
1,800	Cia de Minas Buenaventura SA ADR	68,364
3,000	Olin Corp.	67,980
2,200	Pan American Silver Corp.	67,958
1,210	Potash Corp. of Saskatchewan, Inc.	68,958
300	Praxair, Inc.	32,517
1,080	Rio Tinto PLC ADR	78,106
1,100	Sociedad Quimica y Minera de Chile SA ADR	71,192
1,300	Southern Copper Corp.	42,731
300	Terra Nitrogen Co. LP	41,253
2,100	Vale SA ADR	67,095
700	Valmont Industries, Inc.	67,473
500	Walter Energy, Inc.	57,900
800	Yara International ASA ADR	45,344

		890,006

	Real Estate Investment Trusts — 11.4%
500	Avalonbay Communities, Inc.	64,200
400	Boston Properties, Inc.	42,464
4,700	Duke Realty Corp.	65,847
1,500	Plum Creek Timber Co., Inc.	60,810

See Notes which are an integral part of the Financial Statements.

18

Huntington VA Real Strategies Fund

Portfolio of Investments (continued)

June 30, 2011

Shares, Principal Amount or Contracts		Value

	Common Stocks — (continued)
	Real Estate Investment Trusts — (continued)
1,000	Rayonier, Inc.	$65,350
703	Vornado Realty Trust	65,505
2,700	Weyerhaeuser Co.	59,022

		423,198

	Total Common Stocks (Cost $2,825,310)	3,331,503

	Corporate Bonds — 1.7%
	Financials — 1.7%
$50,000	Credit Suisse Securities USA LLC, 0.000%, 3/26/13 (a)	62,300

	Total Corporate Bonds (Cost $50,000)	62,300

	Exchange-Traded Funds — 6.4%
500	Oil Services HOLDRs Trust	76,000
2,000	Powershares DB Agriculture Fund*	63,480
4,600	PowerShares DB US Dollar Index Bullish Fund*	97,658

	Total Exchange-Traded Funds (Cost $218,280)	237,138

	Closed-End Fund — 1.9%
3,500	Central Fund of Canada Ltd., Class A	71,295

	Total Closed-End Fund (Cost $50,654)	71,295

	Options Purchased — 0.6%
8	Diamond Offshore, Call @ $79, Expiring January 2012	2,336
15	iPath S&P 500 VIX Mid Term Futures ETN, Call @ $65, Expiring January 2012	3,262
15	iPath S&P 500 VIX Mid Term Futures ETN, Put @ $55, Expiring January 2012	12,000

Shares or Contracts		Value

	Options Purchased — (continued)
10	Market Vectors Gold Miners ETF, Call @ $55, Expiring January 2012	$4,550

	Total Options Purchased (Cost $35,368)	22,148

	Cash Equivalents — 3.9%
142,687	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	142,687

	Total Cash Equivalents (Cost $142,687)	142,687

	Total Investments (Cost $3,322,299) — 104.6%	3,867,071

	Liabilities in Excess of Other Assets — (4.6)%	(168,448)

	Net Assets — 100.0%	$3,698,623

(a)	Zero coupon capital appreciation bond.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2011.

*	Non-income producing security.

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
ETN	—Exchange-Traded Note
LP	—Limited Partnership
PLC	—Public Liability Co.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

19

Huntington VA Rotating Markets Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2011

Asset Allocation	Percentage of Market Value
Industrials	22.2%
Information Technology	15.8%
Consumer Staples	12.6%
Energy	10.7%
Financials	9.4%
Consumer Discretionary	9.0%
Health Care	7.0%
Exchange-Traded Funds	5.0%
Materials	4.1%
Telecommunication Services	3.9%
Cash[1]	0.3%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2011, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2011

Shares		Value

	Common Stocks — 94.8%
	Consumer Discretionary — 9.1%
3,900	Home Depot, Inc.	$141,258
4,000	McDonald’s Corp.	337,280
4,100	The Walt Disney Co.	160,064

		638,602

	Consumer Staples — 12.6%
4,100	Kraft Foods, Inc.	144,443
4,000	Procter & Gamble Co.	254,280
4,100	The Coca-Cola Co.	275,889
4,100	Wal-Mart Stores, Inc.	217,874

		892,486

	Energy — 10.7%
4,100	Chevron Texaco Corp.	421,644
4,100	Exxon Mobil Corp.	333,658

		755,302

	Financials — 9.4%
4,100	American Express Co.	211,970
4,100	Bank of America Corp.	44,936
4,100	JPMorgan Chase & Co.	167,854
4,100	The Travelers Cos., Inc.	239,358

		664,118

	Health Care — 7.0%
4,000	Johnson & Johnson	266,080
4,100	Merck & Co., Inc.	144,689
4,100	Pfizer, Inc.	84,460

		495,229

Shares		Value

	Industrials — 22.2%
4,100	3M Co.	$388,885
4,100	Caterpillar, Inc.	436,486
4,100	General Electric Co.	77,326
4,100	The Boeing Co.	303,113
4,100	United Technologies Corp.	362,891

		1,568,701

	Information Technology — 15.8%
4,100	Cisco Systems, Inc.	64,001
4,100	Hewlett-Packard Co.	149,240
4,100	Intel Corp.	90,856
4,100	International Business Machines Corp.	703,355
4,000	Microsoft Corp.	104,000

		1,111,452

	Materials — 4.1%
4,100	Alcoa, Inc.	65,026
4,100	Du Pont (E.I.) de Nemours & Co.	221,605

		286,631

	Telecommunication Services — 3.9%
4,000	AT&T, Inc.	125,640
4,100	Verizon Communications, Inc.	152,643

		278,283

	Total Common Stocks (Cost $5,533,767)	6,690,804

See Notes which are an integral part of the Financial Statements.

20

Huntington VA Rotating Markets Fund

Portfolio of Investments (continued)

June 30, 2011

Shares		Value

	Exchange-Traded Funds — 5.0%
2,811	SPDR Dow Jones Industrial Average ETF Trust	$348,086

	Total Exchange-Traded Funds (Cost $289,114)	348,086

	Cash Equivalents — 0.3%
22,422	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	22,422

Value

Total Cash Equivalents (Cost $22,422)	$22,422

Total Investments (Cost $5,845,303) — 100.1%	7,061,312

Liabilities in Excess of Other Assets — (0.1)%	(4,708)

Net Assets — 100.0%	$7,056,604

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

21

Huntington VA Situs Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2011

Asset Allocation	Percentage of Market Value
Industrials	16.8%
Health Care	15.4%
Energy	13.9%
Information Technology	13.2%
Cash[1]	11.6%
Financials	9.1%
Consumer Discretionary	7.6%
Materials	7.4%
Utilities	1.8%
Consumer Staples	1.3%
Real Estate Investment Trusts	0.9%
Exchange-Traded Funds	0.5%
Telecommunications	0.5%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2011, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2011

Shares		Value

	Common Stocks — 87.9%
	Bermuda — 1.6%
	Financials — 1.6%
15,750	Cal Dive International, Inc.*	$502,740

	Brazil — 0.1%
	Consumer Discretionary — 0.1%
1,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	46,950

	Chile — 0.2%
	Materials — 0.2%
800	Sociedad Quimica y Minera de Chile SA ADR	51,776

	Finland — 1.2%
	Industrials — 1.2%
2,000	Cargotec Oyj	102,502
4,200	Kone Oyj	263,920

		366,422

	Germany — 0.5%
	Consumer Discretionary — 0.3%
1,500	Douglas Holding AG	78,714

	Health Care — 0.2%
1,900	Stada Arzneimittel AG	74,396

		153,110

	Hong Kong — 0.3%
	Consumer Discretionary — 0.3%
13,000	Television Broadcasts Ltd.	85,868

Shares		Value

	Ireland — 0.5%
	Consumer Staples — 0.5%
3,500	Kerry Group PLC	$144,736

	Japan — 0.6%
	Consumer Discretionary — 0.2%
2,000	Honda Motor Co. Ltd. ADR	77,220

	Industrials — 0.1%
3,500	Sato Corp.	44,649

	Information Technology — 0.3%
14,800	Furuno Electric Co. Ltd.	80,889

		202,758

	Sweden — 0.2%
	Consumer Discretionary — 0.2%
9,600	Haldex AB	51,295

	United Kingdom — 0.6%
	Industrials — 0.6%
4,800	Concentric AB*	33,235
26,003	HALMA PLC	172,881

		206,116

	United States — 82.1%
	Consumer Discretionary — 6.5%
40,000	Cabela’s, Inc., Class A*	1,086,000
3,000	Jakks Pacific, Inc.*	55,230
1,500	Papa John’s International, Inc.*	49,890
500	Polo Ralph Lauren Corp.	66,305
2,000	Rent-A-Center, Inc.	61,120

See Notes which are an integral part of the Financial Statements.

22

Huntington VA Situs Fund

Portfolio of Investments (continued)

June 30, 2011

Shares		Value

	Common Stocks — (continued)
	Consumer Discretionary — (continued)
25,000	Sonic Corp.*	$265,750
1,000	Sturm Ruger & Co., Inc.	21,950
15,000	Urban Outfitters, Inc.*	422,250

		2,028,495

	Consumer Staples — 0.9%
700	Darling International, Inc.*	12,390
7,100	Fresh Del Monte Produce, Inc.	189,357
1,500	Sanderson Farms, Inc.	71,670

		273,417

	Energy — 13.9%
10,000	Alliance Resource Partners LP	774,500
4,000	Atwood Oceanics, Inc.*	176,520
6,000	Carbo Ceramics, Inc.	977,700
11,000	Denbury Resources, Inc.*	220,000
1,000	Dril-Quip, Inc.*	67,830
1,744	Helix Energy Solutions Group, Inc.*	28,881
9,000	Lufkin Industries, Inc.	774,450
1,000	Newfield Exploration Co.*	68,020
11,000	OYO Geospace Corp.*	1,100,000
2,000	SM Energy Co.	146,960

		4,334,861

	Financials — 7.5%
12,000	Cullen/Frost Bankers, Inc.	682,200
8,500	Equity One, Inc.	158,440
200	Ezcorp, Inc.*	7,115
3,000	International Bancshares Corp.	50,190
15,000	Protective Life Corp.	346,950
30,000	Raymond James Financial, Inc.	964,500
3,000	SCBT Financial Corp.	86,040
1,500	WSFS Financial Corp.	59,475

		2,354,910

	Health Care — 15.2%
20,000	Albany Molecular Research, Inc.*	96,200
650	Bio-Rad Laboratories, Inc., Class A*	77,584
17,000	Cerner Corp.*	1,038,870
12,000	Edwards LifeSciences Corp.*	1,046,160
600	Healthways, Inc.*	9,108
500	Human Genome Sciences, Inc.*	13,065
3,000	Kindred Healthcare, Inc.*	64,410
15,000	Kinetic Concepts, Inc.*	864,450
18,000	Lincare Holdings, Inc.	526,860
8,000	Myriad Genetics, Inc.*	181,680
7,000	Osiris Therapeutics, Inc.*	54,180
1	PharMerica Corp.*	13
500	PSS World Medical, Inc.*	14,005
11,000	Watson Pharmaceutical, Inc.*	756,030

		4,742,615

	Industrials — 14.8%
1,000	American Superconductor Corp.*	9,040
5,000	BE Aerospace, Inc.*	204,050
15,000	EnPro Industries, Inc.*	721,050
5,500	Flowserve Corp.	604,395

Shares		Value

	Industrials — (continued)
15,000	Harsco Corp.	$489,000
40,000	Jabil Circuit, Inc.	808,000
2,000	Mine Safety Appliances Co.	74,680
10,000	Quanta Services, Inc.*	202,000
1,000	Ryder System, Inc.	56,850
22,000	Southwest Airlines Co.	251,240
30,000	Trinity Industries, Inc.	1,046,400
5,000	Watts Water Technologies, Inc., Class A	177,050

		4,643,755

	Information Technology — 12.9%
8,000	ACI Worldwide, Inc.*	270,160
14,000	Anixter International, Inc.*	914,760
4,000	Black Box Corp.	125,080
5,000	Diodes, Inc.*	130,500
3,000	Exlservice Holdings, Inc.*	69,300
500	HFF, Inc.*	11,725
3,000	Hutchinson Technology, Inc.*	6,810
6,000	Imation Corp.*	56,640
20,000	Red Hat, Inc.*	918,000
3,000	Scansource, Inc.*	112,440
10,000	Sigma Designs, Inc.*	76,400
12,000	Standard Microsystems Corp.*	323,880
25,000	Trimble Navigation Ltd.*	991,000
1,000	TriQuint Semiconductor, Inc.*	10,190
500	Tyler Technologies, Inc.*	13,390

		4,030,275

	Materials — 7.2%
5,000	Albemarle Corp.	346,000
600	Buckeye Technologies, Inc.	16,188
3,000	Commercial Metals Co.	43,050
1,500	Eagle Materials, Inc.	41,805
3,000	Eastman Chemical Co.	306,210
10,000	Owens-Illinois, Inc.*	258,100
8,000	Quaker Chemical Corp.	344,080
4,000	RTI International Metals, Inc.*	153,480
4,800	Scotts Miracle-Gro Co.- Class A	246,288
2,000	Terra Nitrogen Co. LP	275,020
5,000	Texas Industries, Inc.	208,150
500	United States Lime & Minerals, Inc.*	20,505

		2,258,876

	Real Estate Investment Trusts — 0.9%
3,500	Camden Property Trust	222,670
1,064	CBL & Associates Properties, Inc.	19,290
2,000	Weingarten Realty Investors	50,320

		292,280

	Telecommunication Services — 0.5%
12,300	General Communication, Inc., Class A*	148,461

	Utilities — 1.8%
1,000	AGL Resources, Inc.	40,710
5,000	Hawaiian Electric Industries, Inc.	120,300
6,000	Portland General Electric Co.	151,680

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

23

Huntington VA Situs Fund

Portfolio of Investments (continued)

June 30, 2011

Shares		Value

	Common Stocks — (continued)
	Utilities — (continued)
7,500	UGI Corp.	$239,175

		551,865

		25,659,810

	Total Common Stocks (Cost $21,072,894)	27,471,581

	Exchange-Traded Funds — 0.5%
3,500	iShares FTSE China 25 Index Fund	150,325

	Total Exchange-Traded Funds (Cost $89,145)	150,325

Shares		Value

	Cash Equivalents — 11.6%
3,627,169	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$3,627,169

	Total Cash Equivalents (Cost $3,627,169)	3,627,169

	Total Investments (Cost $24,789,208) — 100.0%	31,249,075

	Liabilities in Excess of Other Assets — (0.0)%	(9,234)

	Net Assets — 100.0%	$31,239,841

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2011.

*	Non-income producing security.

ADR	—American Depositary Receipt
PLC	—Public Liability Co.

See Notes which are an integral part of the Financial Statements.

24

Huntington VA Mortgage Securities Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2011

Asset Allocation	Percentage of Market Value
U.S. Government Mortgage Backed Securities	66.4%
U.S. Government Agencies	14.1%
Real Estate Investment Trusts	10.2%
Collateralized Mortgage Obligations	5.2%
Cash[1]	4.1%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2011, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2011

Principal Amount		Value

	U.S. Government Mortgage Backed Agencies — 66.2%
	Federal Home Loan Mortgage Corporation — 19.6%
$23,096	Pool # M81004, 5.000%, 7/1/12	$23,797
18,198	Pool # M81004, 5.000%, 1/1/13	18,751
11,300	Pool # B18052, 4.500%, 3/1/15	11,726
23,336	Pool # J03237, 5.500%, 8/1/16	25,252
13,062	Pool # E96459, 5.000%, 5/1/18	14,116
128,249	Pool # J10396, 4.000%, 7/1/19	135,658
12,734	Pool # G18015, 4.500%, 9/1/19	13,606
6,860	Pool # G18015, 4.500%, 10/1/19	7,330
57,542	Pool # G12425, 5.000%, 7/1/21	62,020
45,783	Pool # G12425, 6.000%, 7/1/21	50,144
52,622	Pool # G12425, 5.500%, 10/1/21	56,943
75,085	Pool # E02402, 6.000%, 10/1/22	82,659
37,081	Pool # C90699, 5.000%, 1/1/24	40,011
13,010	Pool # C90699, 5.500%, 6/1/24	14,070
154,597	Pool # G13629, 4.500%, 8/1/24	163,978
157,894	Pool # J11053, 4.500%, 10/1/24	167,476
256,950	Pool # J11829, 4.000%, 3/1/25	268,648
208,055	Pool # E02402, 4.000%, 5/1/25	217,007
30,096	Pool # C91296, 6.000%, 11/1/26	33,057
263,822	Pool # D97248, 5.500%, 4/1/27	286,307
103,868	Pool # C91296, 5.000%, 5/1/28	110,943
187,483	Pool # C91296, 4.500%, 6/1/29	195,771
247,549	Pool # C91296, 4.500%, 1/1/30	258,492
264,056	Pool # C91296, 5.000%, 4/1/30	282,042
37,261	Pool # 1G0865, 4.837%, 7/1/35 (a)	39,304
93,132	Pool # A55565, 6.000%, 12/1/36	102,670
97,035	Pool # G03498, 5.500%, 11/1/37	105,059
352,780	Pool # A93316, 4.500%, 8/1/40	364,958
491,155	Pool # A93936, 4.000%, 9/1/40	491,457
278,108	Pool # A93936, 4.500%, 9/1/40	287,708

		3,930,960

Principal Amount		Value

	Federal National Mortgage Association — 35.3%
$132,451	Pool # 786729, 5.500%, 8/1/19	$144,715
75,175	Pool # 254486, 5.500%, 9/1/22	82,112
307,875	Pool # 962070, 4.000%, 3/1/23	322,228
130,694	Pool # 889255, 5.000%, 3/1/23	140,579
12,199	Pool # 255360, 5.000%, 9/1/23	13,156
7,595	Pool # 255360, 5.000%, 8/1/24	8,176
169,499	Pool # 935763, 4.000%, 11/1/24	177,242
469,784	Pool # 932438, 4.000%, 1/1/25	490,511
30,708	Pool # 256213, 5.500%, 4/1/25	33,465
27,818	Pool # 357771, 5.000%, 5/1/25	29,948
29,835	Pool # 256213, 5.500%, 5/1/25	32,513
29,717	Pool # 256213, 5.500%, 6/1/25	32,385
106,512	Pool # 256213, 4.500%, 6/1/25	113,535
23,192	Pool # 256213, 5.000%, 7/1/25	24,968
84,967	Pool # 256213, 4.500%, 11/1/25	90,569
29,410	Pool # 256213, 6.000%, 2/1/26	32,248
120,743	Pool # 257281, 5.000%, 4/1/28	129,215
83,880	Pool # 257281, 5.000%, 6/1/28	89,765
248,093	Pool # 257281, 4.500%, 6/1/28	259,448
190,604	Pool # MA0171, 4.500%, 7/1/29	199,328
216,887	Pool # AC1219, 4.500%, 8/1/29	226,814
161,348	Pool # MA0171, 4.500%, 9/1/29	168,734
311,753	Pool # MA0171, 5.000%, 5/1/30	333,431
240,722	Pool # MA0171, 4.000%, 11/1/30	245,801
250,000	Pool # MA0171, 4.000%, 7/1/31	255,275
15,146	Pool # 721540, 5.000%, 7/1/33	16,187
92,027	Pool # 746683, 5.500%, 10/1/33	100,212
20,368	Pool # 786457, 5.284%, 7/1/34 (a)	21,838
17,653	Pool # 845573, 5.371%, 2/1/36 (a)	18,782
105,533	Pool # 745511, 5.000%, 4/1/36	112,410
93,949	Pool # 831487, 5.500%, 4/1/36	101,879
97,862	Pool # 868935, 5.500%, 5/1/36	106,122
67,076	Pool # 903812, 5.500%, 12/1/36	72,738
30,171	Pool # 907484, 6.000%, 1/1/37	33,195

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

25

Huntington VA Mortgage Securities Fund

Portfolio of Investments Summary Table (continued)

June 30, 2011

Principal Amount		Value

	U.S. Government Mortgage Backed Agencies — (continued)
	Federal National Mortgage Association — (continued)
$232,739	Pool # AD7906, 5.000%, 7/1/40	$247,759
432,636	Pool # AD7906, 5.000%, 7/1/40	460,557
484,119	Pool # AE4310, 4.000%, 9/1/40	484,803
241,591	Pool # AE4628, 4.500%, 10/1/40	250,308
291,521	Pool # AE7535, 4.000%, 10/1/40	291,932
282,196	Pool # AE0395, 4.500%, 10/1/40	292,410
288,328	Pool # AE8395, 4.000%, 11/1/40	288,735
496,360	Pool # AH6655, 4.000%, 2/1/41	497,060

		7,073,088

	Government National Mortgage Association — 11.3%
10,644	Pool # 3751, 5.500%, 8/20/19	11,557
30,145	Pool # 3637, 5.500%, 5/20/20	32,689
41,325	Pool # 3637, 4.500%, 8/20/20	44,549
35,469	Pool # 683937, 6.000%, 2/15/23	38,887
140,315	Pool # 666057, 5.000%, 3/15/23	151,297
202,667	Pool # 4978, 4.500%, 12/20/25	217,435
461,315	Pool # 3751, 4.500%, 10/20/33	489,690
9,113	Pool # 3751, 6.500%, 6/20/34	10,322
131,632	Pool # 605653, 5.500%, 8/15/34	145,659
7,683	Pool # 3637, 5.500%, 11/20/34	8,501
183,181	Pool # 3637, 4.500%, 3/20/35	194,334
29,418	Pool # 3637, 5.000%, 5/20/35	32,128
33,551	Pool # 650348, 5.500%, 11/15/35	37,074
150,837	Pool # 676974, 5.500%, 5/15/38	166,157
233,037	Pool # 733602, 5.000%, 4/15/40	253,767
397,523	Pool # 4978, 4.500%, 3/20/41	419,242

		2,253,288

	Total U.S. Government Mortgage Backed Agencies (Cost $12,993,948)	13,257,336

	U.S. Government Agencies — 14.0%
	Federal Farm Credit Bank — 6.2%
500,000	1.500%, 11/16/15	495,120
250,000	2.125%, 6/18/12	254,336
500,000	2.580%, 6/8/18	496,850

		1,246,306

	Federal Home Loan Bank — 3.9%
500,000	3.125%, 12/8/17	512,616
250,000	4.125%, 12/13/19	266,974

		779,590

	Federal National Mortgage Association — 2.5%
500,000	1.125%, 9/17/13	505,920

Shares or Principal Amount		Value

	Government National Mortgage Association — 1.4%
$200,000	5.000%, 5/20/32	$210,683
68,677	5.500%, 4/20/36	69,225

		279,908

	Total U.S. Government Agencies (Cost $2,768,717)	2,811,724

	Common Stocks — 10.2%
	Real Estate Investment Trusts — 10.2%
1,553	Acadia Realty Trust	31,572
1,200	Alexandria Real Estate Equities, Inc.	92,904
2,500	American Campus Communities, Inc.	88,800
500	Associated Estates Realty Corp.	8,125
500	BioMed Realty Trust, Inc.	9,620
700	Boston Properties, Inc.	74,312
1,000	Cogdell Spencer, Inc.	5,990
500	Colonial Properties Trust	10,200
1,700	Coresite Realty Corp.	27,880
100	Developers Diversified Realty Corp.	1,410
300	DiamondRock Hospitality Co.	3,219
1,700	Digital Realty Trust, Inc.	105,026
2,000	Douglas Emmett, Inc.	39,780
4,000	Duke Realty Corp.	56,040
700	DuPont Fabros Technology, Inc.	17,640
1,300	EastGroup Properties, Inc.	55,263
1,300	Equity Lifestyle Properties, Inc.	81,172
1,100	Equity Residential	66,000
700	Essex Property Trust, Inc.	94,703
700	Excel Trust, Inc.	7,721
300	Extra Space Storage, Inc.	6,399
300	Federal Realty Investment Trust	25,554
700	HCP, Inc.	25,683
200	Health Care REIT, Inc.	10,486
1,600	Home Properties, Inc.	97,408
3,614	Host Hotels & Resorts, Inc.	61,257
1,000	Kimco Realty Corp.	18,640
1,500	Kite Realty Group Trust	7,470
3,500	LaSalle Hotel Properties	92,190
1,600	Mack-Cali Realty Corp.	52,704
400	National Retail Properties, Inc.	9,804
1,000	Nationwide Health Properties, Inc.	41,410
1,400	Pennsylvania Real Estate Investment Trust	21,980
100	Post Properties, Inc.	4,076
946	ProLogis, Inc.	33,905
700	Public Storage, Inc.	79,807
400	Regency Centers Corp.	17,588
1,000	Simon Property Group, Inc.	116,230
600	SL Green Realty Corp.	49,722
200	Sovran Self Storage, Inc.	8,200

26

See Notes which are an integral part of the Financial Statements.

Huntington VA Mortgage Securities Fund

Portfolio of Investments Summary Table (continued)

June 30, 2011

Shares or Principal Amount		Value

	Common Stocks — (continued)
	Real Estate Investment Trusts — (continued)
1,800	Tanger Factory Outlet Centers, Inc.	$48,186
1,713	The Macerich Co.	91,646
816	UDR, Inc.	20,033
1,500	Ventas, Inc.	79,065
716	Vornado Realty Trust	66,717
2,800	Weingarten Realty Investors	70,448
200	Westfield Group	1,857
200	Westfield Retail Trust	581

		2,036,423

	Total Common Stocks (Cost $1,670,888)	2,036,423

	Collateralized Mortgage Obligations — 5.1%
	Federal Home Loan Bank — 1.3%
$94,545	Series 00-0606, 5.270%, 12/28/12	99,082
30,362	Series 6B-2012, 5.125%, 4/25/12	31,254
76,432	Series 7I-2012, 5.000%, 6/15/12	79,053
32,259	Series SK-2015, 5.140%, 8/18/15	34,649
21,100	Series Z2-2013, 4.800%, 2/25/13	22,036

		266,074

	Federal Home Loan Mortgage Corporation — 3.4%
194,116	Series 2541, 5.500%, 11/15/20	198,314
51,659	Series 2542, 5.500%, 2/15/22	53,041
48,233	Series 2672, 5.500%, 8/15/31	50,671
40,422	Series 2770, 4.000%, 1/15/18	41,776
200,000	Series 2784, 4.000%, 4/15/19	210,948
37,350	Series R005, 5.500%, 12/15/18	38,629

Shares or Principal Amount		Value

	Federal Home Loan Mortgage Corporation — (continued)
$76,797	Series R010, 5.500%, 12/15/19	$80,581

		673,960

	Federal National Mortgage Association — 0.2%
36,604	Series 1999-13, 6.000%, 4/25/29	40,800

	Residential Whole Loans — 0.2%
46,954	Citigroup Mortgage Securities, Inc., 5.500%, 10/25/35	46,655

	Total Collateralized Mortgage Obligations (Cost $988,697)	1,027,489

	Cash Equivalents — 4.1%
814,203	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	814,203

	Total Cash Equivalents (Cost $814,203)	814,203

	Total Investments (Cost $19,236,453) — 99.6%	19,947,175

	Other Assets in Excess of Liabilities — 0.4%	89,263

	Net Assets — 100.0%	$20,036,438

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2011.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2011.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

27

Huntington Funds

Statements of Assets and Liabilities (Unaudited)

June 30, 2011

	Huntington VA Balanced Fund	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund
Assets:
Investments, at cost	$32,430,978	$31,663,532	$16,759,075	$20,281,873

Investments, at value	—	33,555,047	18,653,051	21,984,206
Investments in affiliated securities, at value	35,599,177	693,643	532,613	311,188

Total investments	35,599,177	34,248,690	19,185,664	22,295,394
Cash	—	7,573	—	—
Income receivable	23,436	75,943	21,377	55,215
Receivable for investments sold	71,994	339,657	—	70,155
Receivable for shares sold	3,602	5,501	6,198	1,346
Receivable from Advisor	13,102	—	—	—
Prepaid expenses and other assets	687	742	620	655

Total assets	35,711,998	34,678,106	19,213,859	22,422,765
Liabilities:
Options written, at value (premium received $-, $-, $- and $15,480)	—	—	—	5,975
Payable for investments purchased	320,178	130,270	—	29,892
Payable for shares redeemed	2,080	18,845	24,844	21,213
Accrued expenses and other payables
Investment advisor fees	—	16,825	9,184	10,861
Administration fees	5,117	5,112	2,792	3,299
Custodian fees	100	405	230	270
Financial administration fees	1,385	827	1,413	943
Transfer agent fees	653	656	481	657
Trustees’ fees	69	100	98	65
Compliance service fees	61	145	57	89
Other	3,352	11,274	3,005	5,711

Total Liabilities	332,995	184,459	42,104	78,975

Net Assets	$35,379,003	$34,493,647	$19,171,755	$22,343,790

Net Assets consist of:
Paid in capital	$31,861,347	$41,667,707	$19,108,947	$24,376,230
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	3,168,199	2,585,158	2,426,589	2,023,026
Accumulated net realized loss on investments, options and foreign currency transactions	(157,971)	(11,594,648)	(2,420,434)	(5,063,779)
Accumulated net investment income	507,428	1,835,430	56,653	1,008,313

Total Net Assets	$35,379,003	$34,493,647	$19,171,755	$22,343,790

Shares Outstanding	2,562,481	3,300,075	2,378,328	2,353,644

Net Asset Value, Redemption Price and Offering Price Per Share:
(Net asset value, offering and redemption price per share)	$13.81	$10.45	$8.06	$9.49

See Notes which are an integral part of the Financial Statements.

28

Huntington Funds

Statements of Assets and Liabilities (Unaudited)

June 30, 2011

	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund
Assets:
Investments, at cost	$22,186,912	$5,973,573	$12,279,887	$12,323,640

Investments, at value	24,018,272	6,321,345	19,121,700	11,695,335
Investments in affiliated securities, at value	1,833,846	592,003	927,735	633,742

Total investments	25,852,118	6,913,348	20,049,435	12,329,077
Foreign currencies, at value (Cost $13,739, $-, $- and $-)	13,817	—	—	—
Cash	—	—	—	866
Income receivable	73,115	5,345	20,619	4,083
Receivable for investments sold	5,346	—	—	—
Receivable for shares sold	45,822	—	—	7,842
Tax reclaims receivable	13,905	—	—	—
Prepaid expenses and other assets	649	2,583	639	589

Total assets	26,004,772	6,921,276	20,070,693	12,342,457
Liabilities:
Options written, at value (premium received $-, $-, $- and $30,568)	—	—	—	39,400
Payable for investments purchased	—	—	—	184,763
Payable for shares redeemed	42,684	2,813	14,053	5,846
Accrued expenses and other payables
Investment advisor fees	12,417	3,338	9,653	5,892
Administration fees	3,801	1,014	2,934	1,791
Custodian fees	—	54	242	187
Financial administration fees	1,787	973	817	2,094
Transfer agent fees	404	524	477	730
Trustees’ fees	56	19	64	45
Compliance service fees	13	24	72	45
Other	7,905	1,959	4,423	1,561

Total Liabilities	69,067	10,718	32,735	242,354

Net Assets	$25,935,705	$6,910,558	$20,037,958	$12,100,103

Net Assets consist of:
Paid in capital	$24,330,232	$8,571,947	$11,744,821	$14,076,211
Net unrealized appreciation (depreciation) of investments, options and translations of assets and liabilities in foreign currency	3,665,561	939,775	7,769,548	(3,395)
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(2,595,755)	(2,653,722)	403,651	(1,941,037)
Accumulated net investment income (loss)	535,667	52,558	119,938	(31,676)

Total Net Assets	$25,935,705	$6,910,558	$20,037,958	$12,100,103

Shares Outstanding	1,722,542	739,174	1,058,410	949,706

Net Asset Value, Redemption Price and Offering Price Per Share:
(Net asset value, offering and redemption price per share)	$15.06	$9.35	$18.93	$12.74

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

29

Huntington Funds

Statements of Assets and Liabilities (Unaudited)

June 30, 2011

	Huntington VA Real Strategies Fund	Huntington VA Rotating Markets Fund	Huntington VA Situs Fund	Huntington VA Mortgage Securities Fund
Assets:
Investments, at cost	$3,322,299	$5,845,303	$24,789,208	$19,236,453

Investments, at value	3,724,384	7,038,890	27,621,906	19,132,972
Investments in affiliated securities, at value	142,687	22,422	3,627,169	814,203

Total investments	3,867,071	7,061,312	31,249,075	19,947,175
Income receivable	3,303	7,104	15,752	59,639
Receivable for investments sold	37,870	—	—	—
Receivable for shares sold	2,242	—	22,947	50,631
Tax reclaims receivable	—	—	1,711	—
Prepaid expenses and other assets	4,780	553	647	619

Total assets	3,915,266	7,068,969	31,290,132	20,058,064
Liabilities:
Options written, at value (premium received $40,983, $-, $- and $-)	33,312	—	—	—
Payable for investments purchased	178,760	—	—	5,247
Payable for shares redeemed	—	6,229	24,498	—
Accrued expenses and other payables
Investment advisor fees	1,691	3,408	14,653	9,806
Administration fees	513	1,036	4,443	2,979
Custodian fees	—	77	100	85
Financial administration fees	977	942	1,393	—
Transfer agent fees	534	524	789	452
Trustees’ fees	10	20	64	47
Compliance service fees	9	27	107	56
Other	837	102	4,244	2,954

Total Liabilities	216,643	12,365	50,291	21,626

Net Assets	$3,698,623	$7,056,604	$31,239,841	$20,036,438

Net Assets consist of:
Paid in capital	$3,130,451	$6,723,625	$26,421,251	$18,938,995
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	552,443	1,216,009	6,459,967	710,722
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	14,625	(951,183)	(1,692,676)	(261,662)
Accumulated net investment income	1,104	68,153	51,299	648,383

Total Net Assets	$3,698,623	$7,056,604	$31,239,841	$20,036,438

Shares Outstanding	385,030	589,809	1,917,255	1,698,037

Net Asset Value, Redemption Price and Offering Price Per Share:
(Net asset value, offering and redemption price per share)	$9.61	$11.96	$16.29	$11.80

See Notes which are an integral part of the Financial Statements.

30

Huntington Funds

Statements of Operations (Unaudited)

Six Months Ended June 30, 2011

	Huntington VA Balanced Fund	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund
Investment Income:
Dividend income	$—	$852,175	$126,251	$555,776
Dividend income from affiliated securities	167,082	37	21	15
Foreign dividend taxes withheld	—	(11,609)	(2,481)	(18,484)

Total investment income	167,082	840,603	123,791	537,307

Expenses:
Investment advisor fees	15,325	103,281	56,220	67,032
Administration fees	27,922	31,363	17,072	20,355
Custodian fees	1,520	4,351	2,387	2,850
Transfer and dividend disbursing agent fees and expenses	5,026	5,279	4,330	4,683
Trustees’ fees	1,255	1,505	804	977
Professional fees	3,467	4,168	2,282	2,701
Financial administration fees	1,835	2,850	2,626	2,759
Printing and postage	5,938	12,069	5,925	7,643
Insurance premiums	1,334	1,494	1,256	1,323
Compliance service fees	556	774	405	497
Other	6,282	586	1,245	1,811

Total expenses	70,460	167,720	94,552	112,631

Investment advisory fees waived	(15,325)	—	—	—
Reimbursements from Advisor	(39,787)	—	—	—

Net expenses	15,348	167,720	94,552	112,631

Net investment income	151,734	672,883	29,239	424,676

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	—	2,079,085	81,560	1,356,514
Net realized loss on investment transactions of affiliates	(77,609)	—	—	—
Net realized loss on option transactions	—	—	—	(13,285)

Net realized gain (loss) on investments, options and foreign currency transactions	(77,609)	2,079,085	81,560	1,343,229

Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	1,117,375	(351,259)	519,968	255,209

Net realized and unrealized gain on investments, options and foreign currency transactions	1,039,766	1,727,826	601,528	1,598,438

Change in net assets resulting from operations	$1,191,500	$2,400,709	$630,767	$2,023,114

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

31

Huntington Funds

Statements of Operations (Unaudited)

Six Months Ended June 30, 2011

	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund
Investment Income:
Dividend income	$439,865	$58,233	$147,411	$35,324
Dividend income from affiliated securities	78	27	38	44
Foreign dividend taxes withheld	(41,520)	—	(493)	(188)

Total investment income	398,423	58,260	146,956	35,180

Expenses:
Investment advisor fees	72,910	20,380	61,240	37,928
Administration fees	22,140	6,189	18,597	11,517
Custodian fees	6,316	834	2,598	1,678
Transfer and dividend disbursing agent fees and expenses	4,491	3,776	4,419	4,284
Trustees’ fees	1,027	295	904	564
Professional fees	2,839	816	2,503	1,562
Financial administration fees	3,480	3,423	4,414	4,004
Printing and postage	7,704	2,578	7,021	4,529
Insurance premiums	1,305	1,114	1,292	1,196
Compliance service fees	430	147	456	283
Other	893	1,279	938	1,341

Total expenses	123,535	40,831	104,382	68,886

Net investment income (loss)	274,888	17,429	42,574	(33,706)

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investment transactions	278,552	53,446	1,481,997	2,298,764
Net realized loss on option transactions	—	—	—	(667,817)
Net realized loss on foreign currency transactions	(4,270)	—	—	—

Net realized gain on investments, options and foreign currency transactions	274,282	53,446	1,481,997	1,630,947

Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	432,744	174,603	(64,300)	(1,494,129)

Net realized and unrealized gain on investments, options and foreign currency transactions	707,026	228,049	1,417,697	136,818

Change in net assets resulting from operations	$981,914	$245,478	$1,460,271	$103,112

32

See Notes which are an integral part of the Financial Statements.

Huntington Funds

Statements of Operations (Unaudited)

Six Months Ended June 30, 2011

	Huntington VA Real Strategies Fund	Huntington VA Rotating Markets Fund	Huntington VA Situs Fund	Huntington VA Mortgage Securities Fund
Investment Income:
Dividend income	$34,741	$88,300	$142,336	$32,483
Dividend income from affiliated securities	21	5	147	45
Interest income	—	—	—	331,147
Foreign dividend taxes withheld	(993)	—	(838)	—

Total investment income	33,769	88,305	141,645	363,675

Expenses:
Investment advisor fees	9,810	21,379	83,141	55,916
Administration fees	2,979	6,492	25,247	16,980
Custodian fees	377	898	4,550	2,197
Transfer and dividend disbursing agent fees and expenses	3,611	3,801	5,018	4,269
Trustees’ fees	138	313	1,134	786
Professional fees	385	866	3,129	2,178
Financial administration fees	3,200	2,079	4,232	13,015
Printing and postage	1,131	3,076	6,689	4,847
Insurance premiums	1,056	1,123	1,304	1,246
Compliance service fees	63	158	550	374
Other	2,274	1,437	931	145

Total expenses	25,024	41,622	135,925	101,953

Net investment income	8,745	46,683	5,720	261,722

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	50,111	33,329	558,317	(35,817)
Net realized loss on foreign currency transactions	—	—	(160)	(2)
Net realized gain on option transactions	31,986	—	—	—

Net realized gain (loss) on investments, options and foreign currency transactions	82,097	33,329	558,157	(35,819)

Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency	5,151	454,340	1,640,903	284,254

Net realized and unrealized gain on investments, options and foreign currency transactions	87,248	487,669	2,199,060	248,435

Change in net assets resulting from operations	$95,993	$534,352	$2,204,780	$510,157

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

33

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Balanced Fund		Huntington VA Dividend Capture Fund		Huntington VA Growth Fund
	Six Months Ended Jun. 30, 2011	Year Ended Dec. 31, 2010	Six Months Ended Jun. 30, 2011	Year Ended Dec. 31, 2010	Six Months Ended Jun. 30, 2011	Year Ended Dec. 31, 2010
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$151,734	$355,695	$672,883	$1,162,549	$29,239	$30,868
Net realized gain (loss) on investments, options and foreign currency transactions	(77,609)	(69,309)	2,079,085	1,715,342	81,560	1,722,708
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	1,117,375	1,728,944	(351,259)	1,632,830	519,968	(107,683)

Change in net assets resulting from operations	1,191,500	2,015,330	2,400,709	4,510,721	630,767	1,645,893

Distributions to Shareholders:
From net investment income	—	(21,245)	—	(1,386,649)	—	(24,485)

Change in net assets resulting from distributions to shareholders	—	(21,245)	—	(1,386,649)	—	(24,485)

Change in net assets resulting from capital transactions	7,318,781	18,064,670	(1,532,000)	(3,056,040)	29,538	1,617,597

Change in net assets	8,510,281	20,058,755	868,709	68,032	660,305	3,239,005
Net Assets
Beginning of period	26,868,722	6,809,967	33,624,938	33,556,906	18,511,450	15,272,445

End of period	$35,379,003	$26,868,722	$34,493,647	$33,624,938	$19,171,755	$18,511,450

Accumulated net investment income included in net assets at end of period	$507,428	$355,694	$1,835,430	$1,162,547	$56,653	$27,414

Capital Transactions:
Shares sold	7,578,912	18,536,992	2,379,549	4,703,605	2,091,272	5,361,327
Dividends reinvested	—	21,245	—	1,386,649	—	24,485
Shares redeemed	(260,131)	(493,567)	(3,911,549)	(9,146,294)	(2,061,734)	(3,768,215)

Net change resulting from capital transactions	$7,318,781	$18,064,670	$(1,532,000)	$(3,056,040)	$29,538	$1,617,597

Share Transactions:
Shares sold	555,776	1,498,102	231,514	506,151	263,434	757,448
Dividends reinvested	—	1,762	—	159,202	—	3,671
Shares redeemed	(19,111)	(40,514)	(381,074)	(997,616)	(259,029)	(531,551)

Net change resulting from share transactions	536,665	1,459,350	(149,560)	(332,263)	4,405	229,568

See Notes which are an integral part of the Financial Statements.

34

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Income Equity Fund		Huntington VA International Equity Fund		Huntington VA Macro 100 Fund
	Six Months Ended Jun. 30, 2011	Year Ended Dec. 31, 2010	Six Months Ended Jun. 30, 2011	Year Ended Dec. 31, 2010	Six Months Ended Jun. 30, 2011	Year Ended Dec. 31, 2010
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$424,676	$583,639	$274,888	$268,698	$17,429	$35,130
Net realized gain (loss) on investments, options and foreign currency transactions	1,343,229	1,837,422	274,282	(511,005)	53,446	(350,721)
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	255,209	(102,496)	432,744	2,170,204	174,603	1,107,007

Change in net assets resulting from operations	2,023,114	2,318,565	981,914	1,927,897	245,478	791,416

Distributions to Shareholders:
From net investment income	—	(573,537)	—	(244,844)	—	(50,145)

Change in net assets resulting from distributions to shareholders	—	(573,537)	—	(244,844)	—	(50,145)

Change in net assets resulting from capital transactions	(1,477,639)	(650,515)	2,305,860	4,602,948	50,161	283,938

Change in net assets	545,475	1,094,513	3,287,774	6,286,001	295,639	1,025,209
Net Assets
Beginning of period	21,798,315	20,703,802	22,647,931	16,361,930	6,614,919	5,589,710

End of period	$22,343,790	$21,798,315	$25,935,705	$22,647,931	$6,910,558	$6,614,919

Accumulated net investment income included in net assets at end of period	$1,008,313	$583,637	$535,667	$260,779	$52,558	$35,129

Capital Transactions:
Shares sold	1,323,314	3,737,093	4,508,180	7,266,270	607,111	1,850,890
Dividends reinvested	—	573,537	—	244,844	—	50,145
Shares redeemed	(2,800,953)	(4,961,145)	(2,202,320)	(2,908,166)	(556,950)	(1,617,097)

Net change resulting from capital transactions	$(1,477,639)	$(650,515)	$2,305,860	$4,602,948	$50,161	$283,938

Share Transactions:
Shares sold	143,738	461,041	304,641	551,823	65,233	224,779
Dividends reinvested	—	75,865	—	19,955	—	6,615
Shares redeemed	(303,148)	(613,994)	(148,786)	(223,923)	(60,241)	(198,356)

Net change resulting from share transactions	(159,410)	(77,088)	155,855	347,855	4,992	33,038

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

35

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Mid Corp America Fund		Huntington VA New Economy Fund		Huntington VA Real Strategies Fund
	Six Months Ended Jun. 30, 2011	Year Ended Dec. 31, 2010	Six Months Ended Jun. 30, 2011	Year Ended Dec. 31, 2010	Six Months Ended Jun. 30, 2011	Year Ended Dec. 31, 2010
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$42,574	$77,365	$(33,706)	$(38,889)	$8,745	$(5,698)
Net realized gain on investments, options and foreign currency transactions	1,481,997	745,882	1,630,947	413,935	82,097	1,636
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	(64,300)	3,100,180	(1,494,129)	1,364,782	5,151	500,970

Change in net assets resulting from operations	1,460,271	3,923,427	103,112	1,739,828	95,993	496,908

Distributions to Shareholders—
From net investment income	—	(123,644)	—	(11,498)	—	(5,230)

Change in net assets resulting from distributions to shareholders	—	(123,644)	—	(11,498)	—	(5,230)

Change in net assets resulting from capital transactions	(1,738,393)	(2,157,198)	(673,881)	(501,627)	582,300	1,362,555

Change in net assets	(278,122)	1,642,585	(570,769)	1,226,703	678,293	1,854,233
Net Assets
Beginning of period	20,316,080	18,673,495	12,670,872	11,444,169	3,020,330	1,166,097

End of period	$20,037,958	$20,316,080	$12,100,103	$12,670,872	$3,698,623	$3,020,330

Accumulated net investment income (loss) included in net assets at end of period	$119,938	$77,364	$(31,676)	$2,030	$1,104	$(7,641)

Capital Transactions:
Shares sold	788,561	2,489,155	765,920	2,019,346	758,250	1,650,462
Dividends reinvested	—	123,644	—	11,498	—	5,230
Shares redeemed	(2,526,954)	(4,769,997)	(1,439,801)	(2,532,471)	(175,950)	(293,137)

Net change resulting from capital transactions	$(1,738,393)	$(2,157,198)	$(673,881)	$(501,627)	$582,300	$1,362,555

Share Transactions:
Shares sold	42,726	160,510	59,004	176,292	79,155	207,292
Dividends reinvested	—	8,677	—	1,071	—	700
Shares redeemed	(136,156)	(308,173)	(110,999)	(223,297)	(18,380)	(36,433)

Net change resulting from share transactions	(93,430)	(138,986)	(51,995)	(45,934)	60,775	171,559

See Notes which are an integral part of the Financial Statements.

36

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Rotating Markets Fund		Huntington VA Situs Fund		Huntington VA Mortgage Securities Fund
	Six Months Ended Jun. 30, 2011	Year Ended Dec. 31, 2010	Six Months Ended Jun. 30, 2011	Year Ended Dec. 31, 2010	Six Months Ended Jun. 30, 2011	Year Ended Dec. 31, 2010
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$46,683	$21,470	$5,720	$25,611	$261,722	$340,707
Net realized gain (loss) on investments, options and foreign currency transactions	33,329	389,123	558,157	(169,213)	(35,819)	13,516
Net change in unrealized appreciation of investments, options and foreign currency transactions	454,340	44,781	1,640,903	5,483,759	284,254	240,809

Change in net assets resulting from operations	534,352	455,374	2,204,780	5,340,157	510,157	595,032

Distributions to Shareholders—
From net investment income	—	(73,676)	—	(83,106)	—	(316,096)

Change in net assets resulting from distributions to shareholders	—	(73,676)	—	(83,106)	—	(316,096)

Change in net assets resulting from capital transactions	(435,098)	102,979	5,352,272	1,390,750	2,178,539	6,111,058

Change in net assets	99,254	484,677	7,557,052	6,647,801	2,688,696	6,389,994
Net Assets
Beginning of period	6,957,350	6,472,673	23,682,789	17,034,988	17,347,742	10,957,748

End of period	$7,056,604	$6,957,350	$31,239,841	$23,682,789	$20,036,438	$17,347,742

Accumulated net investment income included in net assets at end of period	$68,153	$21,470	$51,299	$45,579	$648,383	$386,661

Capital Transactions:
Shares sold	319,319	1,562,561	8,194,148	5,288,342	3,886,965	8,644,318
Dividends reinvested	—	73,676	—	83,106	—	316,096
Shares redeemed	(754,417)	(1,533,258)	(2,841,876)	(3,980,698)	(1,708,426)	(2,849,356)

Net change resulting from capital transactions	$(435,098)	$102,979	$5,352,272	$1,390,750	$2,178,539	$6,111,058

Share Transactions:
Shares sold	27,173	148,441	516,280	415,761	334,760	751,755
Dividends reinvested	—	7,691	—	7,329	—	27,606
Shares redeemed	(63,915)	(147,556)	(179,107)	(308,866)	(146,599)	(247,608)

Net change resulting from share transactions	(36,742)	8,576	337,173	114,224	188,161	531,753

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

37

Huntington Funds

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Distributions from Return of Capital	Total Distributions
Huntington VA Balanced Fund
2008(2)	$10.00	0.18		0.09	0.27	(0.01)	—	—	(0.01)
2009	$10.26	0.13	(6)	1.68	1.81	(0.05)	—	—	(0.05)
2010	$12.02	0.16		1.09	1.25	(0.01)	—	—	(0.01)
2011(7)	$13.26	0.02		0.53	0.55	—	—	—	—
Huntington VA Dividend Capture Fund
2006	$12.41	0.47		1.49	1.96	(0.46)	(0.30)	—	(0.76)
2007	$13.61	0.47		(1.20)	(0.73)	(0.46)	(0.65)	—	(1.11)
2008	$11.77	0.58		(3.57)	(2.99)	(1.05)	(0.58)	(0.06)	(1.69)
2009	$7.09	0.37		1.41	1.78	—	—	—	—
2010	$8.87	0.38		0.91	1.29	(0.41)	—	—	(0.41)
2011(7)	$9.75	0.22		0.48	0.70	—	—	—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Reflects operations for the period from November 10, 2008 (commencement of operations) to December 31, 2008.
(3)	Not Annualized.
(4)	Computed on an annualized basis.
(5)	Does not include the effect of expenses of underlying funds.
(6)	Per share net investment income has been calculated using the average shares method.
(7)	Six months ended June 30, 2011 (Unaudited).

See Notes which are an integral part of the Financial Statements.

38

Net Asset Value, End of Period	Total Return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, End of Period (000 omitted)	Portfolio turnover rate

$10.26	2.68	%(3)	0.10	%(4)(5)	14.05	%(4)	31.88	%(4)(5)	$234	19	%(3)
$12.02	17.70%		0.10	%(5)	1.11%		0.61	%(5)	$6,810	20%
$13.26	10.43%		0.10	%(5)	2.08%		0.45	%(5)	$26,869	17%
$13.81	4.15	%(3)	0.10	%(4)(5)	0.99	%(4)	0.46	%(4)(5)	$35,379	7	%(3)

$13.61	16.59%		0.92%		3.90%		0.92%		$53,671	94%
$11.77	(6.13)%		0.92%		3.82%		0.92%		$51,243	85%
$7.09	(28.08)%		0.91%		4.88%		0.91%		$29,332	65%
$8.87	25.11%		1.00%		4.81%		1.00%		$33,557	94%
$9.75	15.12%		0.98%		3.54%		0.98%		$33,625	120%
$10.45	7.18	%(3)	0.97	%(4)	3.91	%(4)	0.97	%(4)	$34,494	77	%(3)

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

39

Huntington Funds

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Distributions from Return of Capital	Total Distributions
Huntington VA Growth Fund
2006	$8.97	0.04	0.65	0.69	(0.04)	(0.11)	—	(0.15)
2007	$9.51	0.05	1.34	1.39	(0.04)	— (2)	—	(0.04)
2008	$10.86	0.05	(3.84)	(3.79)	(0.10)	(0.83)	—	(0.93)
2009	$6.14	0.01	0.97	0.98	—	—	—	—
2010	$7.12	0.01	0.68	0.69	(0.01)	—	—	(0.01)
2011(4)	$7.80	0.01	0.25	0.26	—	—	—	—
Huntington VA Income Equity Fund
2006	$11.78	0.24	1.20	1.44	(0.24)	(0.36)	—	(0.60)
2007	$12.62	0.27	(0.10)	0.17	(0.24)	(0.44)	—	(0.68)
2008	$12.11	0.31	(4.58)	(4.27)	(0.56)	(0.70)	(0.01)	(1.27)
2009	$6.57	0.22	1.20	1.42	—	—	—	—
2010	$7.99	0.24	0.67	0.91	(0.23)	—	—	(0.23)
2011(4)	$8.67	0.20	0.62	0.82	—	—	—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Amount is less than $0.005.
(3)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (Unaudited).
(4)	Six months ended June 30, 2011 (Unaudited).
(5)	Not Annualized.
(6)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements.

40

Net Asset Value, End of Period	Total Return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, End of period (000 Omitted)	Portfolio Turnover Rate

$9.51	7.76%		0.93%		0.48%		0.93%		$21,191	19%
$10.86	14.70%		0.94%		0.52%		0.96%		$23,172	111	%(3)
$6.14	(37.91)%		0.87%		0.46%		0.87%		$12,661	84%
$7.12	15.96%		0.99%		0.19%		0.99%		$15,272	118%
$7.80	9.72%		1.02%		0.19%		1.02%		$18,511	331%
$8.06	3.20	%(5)	1.01	%(6)	0.31	%(6)	1.01	%(6)	$19,172	78	%(5)

$12.62	12.59%		0.92%		2.03%		0.92%		$38,614	73%
$12.11	0.94%		0.91%		1.97%		0.91%		$36,332	116%
$6.57	(37.83)%		0.92%		2.85%		0.92%		$18,187	96%
$7.99	21.61%		0.97%		3.28%		0.97%		$20,704	96%
$8.67	11.79%		1.00%		2.81%		1.00%		$21,798	107%
$9.49	9.46	%(5)	1.01	%(6)	3.80	%(6)	1.01	%(6)	$22,344	84	%(5)

H U N T I N G T O N      F U N D S

41

Huntington Funds

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Distributions from Return of Capital	Total Distributions
Huntington VA International Equity Fund
2006	$12.67	0.13	3.14	3.27	(0.11)	(0.08)	—	(0.19)
2007	$15.75	0.16	1.99	2.15	— (2)	(0.03)	—	(0.03)
2008	$17.87	0.26	(7.31)	(7.05)	(0.40)	(0.36)	—	(0.76)
2009	$10.06	0.23	3.14	3.37	(0.01)	—	—	(0.01)
2010	$13.42	0.14	1.06	1.20	(0.16)	—	—	(0.16)
2011(3)	$14.46	0.14	0.46	0.60	—	—	—	—
Huntington VA Macro 100 Fund
2006	$11.68	0.05	0.79	0.84	(0.02)	(0.14)	—	(0.16)
2007	$12.36	0.05	(0.34)	(0.29)	(0.05)	(1.70)	(0.18)	(1.93)
2008	$10.14	0.16	(3.60)	(3.44)	(0.16)	—	—	(0.16)
2009	$6.54	0.07	1.36	1.43	—	—	—	—
2010	$7.97	0.05	1.06	1.11	(0.07)	—	—	(0.07)
2011(3)	$9.01	0.02	0.32	0.34	—	—	—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Amount is less than $0.005.
(3)	Six months ended June 30, 2011 (Unaudited).
(4)	Not Annualized.
(5)	Computed on an annualized basis.
(6)	The major cause of increase to portfolio turnover was changes made to the portfolio by the management team based upon changing macro-economic fundamentals (Unaudited).

See Notes which are an integral part of the Financial Statements.

42

Net Asset Value, End of Period	Total Return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate

$15.75	25.84%		0.97%		1.31%		1.06%		$7,666	10%
$17.87	13.70%		0.98%		1.12%		1.13%		$14,377	21%
$10.06	(40.56)%		0.99%		2.02%		1.03%		$9,983	16%
$13.42	33.47%		1.01%		2.17%		1.05%		$16,362	29%
$14.46	9.18%		1.10%		1.42%		1.10%		$22,648	35%
$15.06	4.15	%(4)	1.02	%(5)	2.26	%(5)	1.02	%(5)	$25,936	21	%(4)

$12.36	7.26%		0.97%		0.49%		0.97%		$10,138	213	%(6)
$10.14	(2.79)%		0.95%		0.45%		0.95%		$9,773	148%
$6.54	(33.91)%		0.98%		1.46%		0.98%		$4,464	287%
$7.97	21.87%		1.04%		1.09%		1.06%		$5,590	10%
$9.01	14.12%		1.16%		0.60%		1.20%		$6,615	29%
$9.35	3.77	%(4)	1.20	%(5)	0.51	%(5)	1.20	%(5)	$6,911	7	%(4)

H U N T I N G T O N      F U N D S

43

Huntington Funds

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from net Investment Income	Distributions from net Realized Gain on Investment Transactions	Distributions from Return of Capital	Total Distributions
Huntington VA Mid Corp Equity Fund
2006	$16.49	0.11	1.07	1.18	(0.07)	(0.20)	—	(0.27)
2007	$17.40	0.11	1.42	1.53	(0.11)	(0.21)	—	(0.32)
2008	$18.61	0.08	(6.95)	(6.87)	(0.19)	(0.77)	—	(0.96)
2009	$10.78	0.10	3.59	3.69	—	—	—	—
2010	$14.47	0.08	3.19	3.27	(0.10)	—	—	(0.10)
2011(2)	$17.64	0.05	1.24	1.29	—	—	—	—
Huntington VA New Economy Fund
2006	$16.27	0.04	1.62	1.66	(0.02)	(0.25)	—	(0.27)
2007	$17.66	0.10	2.10	2.20	(0.03)	(0.38)	—	(0.41)
2008	$19.45	0.03	(9.21)	(9.18)	(0.11)	(2.04)	(0.01)	(2.16)
2009	$8.11	0.01	2.80	2.81	—	—	—	—
2010	$10.92	(0.04)	1.78	1.74	(0.01)	—	—	(0.01)
2011(2)	$12.65	(0.04)	0.13	0.09	—	—	—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Six months ended June 30, 2011 (Unaudited).
(3)	Not Annualized.
(4)	Computed on an annualized basis.
(5)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (Unaudited).

See Notes which are an integral part of the Financial Statements.

44

Net Asset Value, End of Period	Total Return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate

$17.40	7.24%		0.93%		0.65%		0.93%		$28,814	8%
$18.61	8.75%		0.92%		0.56%		0.92%		$30,392	16%
$10.78	(38.83)%		0.93%		0.43%		0.93%		$15,413	19%
$14.47	34.23%		0.97%		0.76%		0.97%		$18,673	23%
$17.64	22.80%		1.02%		0.41%		1.02%		$20,316	21%
$18.93	7.31	%(3)	1.02	%(4)	0.42	%(4)	1.02	%(4)	$20,038	8	%(3)

$17.66	10.28%		0.96%		0.24%		0.96%		$15,127	51%
$19.45	12.50%		0.94%		0.59%		0.94%		$18,972	102	%(5)
$8.11	(52.65)%		0.93%		0.18%		0.93%		$8,514	150%
$10.92	34.65%		0.99%		0.12%		1.00%		$11,444	122%
$12.65	15.97%		1.06%		(0.33)%		1.06%		$12,671	256%
$12.74	0.71	%(3)	1.09	%(4)	(0.53	)%(4)	1.09	%(4)	$12,100	163	%(3)

H U N T I N G T O N      F U N D S

45

Huntington Funds

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions From Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Distributions from Return of Capital	Total Distributions
Huntington VA Real Strategies Fund
2007(2)	$10.00	0.16		1.34	1.50	—	—	—	—
2008	$11.50	0.04	(5)	(5.50)	(5.46)	(0.13)	(0.21)	(0.03)	(0.37)
2009	$5.67	0.03		1.94	1.97	—	—	—	—
2010	$7.64	(0.03)		1.72	1.69	(0.02)	—	—	(0.02)
2011(6)	$9.31	0.03		0.27	0.30	—	—	—	—
Huntington VA Rotating Markets Fund
2006	$12.70	0.14		2.29	2.43	(0.09)	(0.47)	—	(0.56)
2007	$14.57	0.15		1.16	1.31	(0.13)	(0.71)	—	(0.84)
2008	$15.04	0.15		(6.02)	(5.87)	(0.31)	(1.01)	—	(1.32)
2009	$7.85	0.12		2.50	2.62	—	—	—	—
2010	$10.47	0.03		0.72	0.75	(0.12)	—	—	(0.12)
2011(6)	$11.10	0.08		0.78	0.86	—	—	—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Reflects operations for the period from August 31, 2007 (commencement of operations) to December 31, 2007.
(3)	Not Annualized.
(4)	Computed on an annualized basis.
(5)	Per share net investment income (loss) has been calculated using the average shares method.
(6)	Six months ended June 30, 2011 (Unaudited).
(7)	Does not include the effect of expenses of underlying funds.
(8)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (Unaudited).

See Notes which are an integral part of the Financial Statements.

46

Net Asset Value, End of period	Total Return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate

$11.50	15.00	%(3)	1.00	%(4)	4.35	%(4)	7.01	%(4)	$241	34	%(3)
$5.67	(49.00)%		1.00%		0.41%		3.59%		$270	44%
$7.64	34.74%		1.42%		0.75%		1.79%		$1,166	33%
$9.31	22.15%		1.68%		(0.28)%		1.68%		$3,020	23%
$9.61	3.22	%(3)	1.53	%(4)	0.53	%(4)	1.53	%(4)	$3,699	32	%(3)

$14.57	19.61%		0.97	%(7)	1.08%		0.97	%(7)	$8,558	31%
$15.04	9.03%		0.98	%(7)	1.17%		0.98	%(7)	$10,538	49%
$7.85	(42.03)%		0.93	%(7)	1.09%		0.93	%(7)	$5,041	221	%(8)
$10.47	33.38%		1.01	%(7)	1.34%		1.02	%(7)	$6,473	229%
$11.10	7.34%		1.14	%(7)	0.33%		1.14	%(7)	$6,957	254%
$11.96	7.75	%(3)	1.17	%(4)	1.31	%(4)	1.17	%(4)	$7,057	—	%(3)

H U N T I N G T O N      F U N D S

47

Huntington Funds

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Total Distributions
Huntington VA Situs Fund
2006	$13.95	—	(2)	0.68	0.68	(0.01)	(0.18)	(0.19)
2007	$14.44	0.02		1.60	1.62	(0.05)	(0.86)	(0.91)
2008	$15.15	0.02		(6.18)	(6.16)	(0.03)	(0.22)	(0.25)
2009	$8.74	0.07		2.81	2.88	—	—	—
2010	$11.62	0.01		3.41	3.42	(0.05)	—	(0.05)
2011(3)	$14.99	—	(2)	1.30	1.30	—	—	—
Huntington VA Mortgage Securities Fund
2006	$10.65	0.43	(6)	0.20	0.63	(0.14)	—	(0.14)
2007	$11.14	0.46	(6)	(0.04)	0.42	(0.24)	— (2)	(0.24)
2008	$11.32	0.51		(0.27)	0.24	(0.92)	(0.02)	(0.94)
2009	$10.62	0.32		0.26	0.58	—	—	—
2010	$11.20	0.16		0.39	0.55	(0.26)	—	(0.26)
2011(3)	$11.49	0.13		0.18	0.31	—	—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Amount is less than $0.005.
(3)	Six months ended June 30, 2011 (Unaudited).
(4)	Not Annualized.
(5)	Computed on an annualized basis.
(6)	Per share net investment income (loss) has been calculated using the average daily shares method.

See Notes which are an integral part of the Financial Statements.

48

Net Asset Value, End of Period	Total Return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate

$14.44	4.84%		0.95%		0.01%		0.95%		$14,402	17%
$15.15	11.37%		0.94%		0.19%		0.94%		$19,246	29%
$8.74	(41.23)%		0.95%		0.18%		0.95%		$11,510	21%
$11.62	32.95%		1.01%		0.73%		1.01%		$17,035	10%
$14.99	29.61%		1.02%		0.13%		1.02%		$23,683	19%
$16.29	8.67	%(4)	0.98	%(5)	0.04	%(5)	0.98	%(5)	$31,240	10	%(4)

$11.14	5.89%		0.99%		3.99%		1.15%		$7,132	36%
$11.32	3.93%		1.00%		4.09%		1.07%		$10,249	17%
$10.62	2.15%		1.00%		3.98%		1.04%		$8,990	23%
$11.20	5.46%		1.05%		3.40%		1.07%		$10,958	29%
$11.49	4.89%		1.11%		2.44%		1.11%		$17,348	3%
$11.80	2.70	%(4)	1.09	%(5)	2.81	%(5)	1.09	%(5)	$20,036	9	%(4)

H U N T I N G T O N      F U N D S

49

Huntington Funds

Notes to Financial Statements (Unaudited)

June 30, 2011

(1)	Organization

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust that retained the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At June 30, 2011, the Trust operated 37 separate series, or mutual funds, each with its own investment objective and strategy. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Huntington VA Balanced Fund (“VA Balanced Fund”)

Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)

Huntington VA Growth Fund (“VA Growth Fund”)

Huntington VA Income Equity Fund (“VA Income Equity Fund”)

Huntington VA International Equity Fund (“VA International Equity Fund”)

Huntington VA Macro 100 Fund (“VA Macro 100 Fund”)

Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)

Huntington VA New Economy Fund (“VA New Economy Fund”)

Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)

Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)

Huntington VA Situs Fund (“VA Situs Fund”)

Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public but, pursuant to an exemptive order granted by the Securities and Exchange Commission and procedures adopted by the Trust’s Board of Trustees (the “Trustees”), the Funds were sold during the six-month reporting period only to separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, Lincoln Insurance Company, Nationwide Insurance Company, Sun Life Assurance Company of Canada (U.S.) and Transamerica Life Insurance Company for use with their respective variable insurance contracts and policies.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded.

50

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2011

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except the U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1	- quoted prices in active markets for identical assets.

• Level 2	- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3	- significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

H U N T I N G T O N      F U N D S

51

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2011

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities (including foreign equity securities) are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Option securities are generally recognized as Level 1 securities in the fair value hierarchy. Debt securities are generally recognized as Level 2 securities in the fair value hierarchy. Mutual funds, exchange-traded funds, closed-end funds and cash equivalents are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities).

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2011, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund: .

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			Total
Fund Name	Securities	Other Financial Investments*	Securities		Other Financial Investments*	Securities	Other Financial Investments*
VA Balanced Fund
Mutual Funds	$34,647,861	$—	$—		$—	$34,647,861	$—
Cash Equivalents	951,316	—	—		—	951,316	—

Total	35,599,177	—	—		—	35,599,177	—
VA Dividend Capture Fund
Common Stocks	24,449,531	—	—		—	24,449,531	—
Preferred Stocks	8,118,281	—	405,135	(1)	—	8,523,416	—
Exchange-Traded Funds	582,100	—	—		—	582,100	—
Cash Equivalents	693,643	—	—		—	693,643	—

Total	33,843,555	—	405,135		—	34,248,690	—
VA Growth Fund
Common Stocks	18,653,051	—	—		—	18,653,051	—
Cash Equivalents	532,613	—	—		—	532,613	—

Total	19,185,664	—	—		—	19,185,664	—
VA Income Equity Fund
Common Stocks	21,984,206	—	—		—	21,984,206	—
Cash Equivalents	311,188	—	—		—	311,188	—
Written Options	—	(5,975)	—		—	—	(5,975)

Total	22,295,394	(5,975)	—		—	22,295,394	(5,975)
VA International Equity Fund
Common Stocks	23,005,850	—	—		—	23,005,850	—
Exchange-Traded Funds	815,708	—	—		—	815,708	—
Closed-End Fund	196,714	—	—		—	196,714	—
Cash Equivalents	1,833,846	—	—		—	1,833,846	—

Total	25,852,118	—	—		—	25,852,118	—
VA Macro 100 Fund
Common Stocks	6,319,658	—	—		—	6,319,658	—
Rights	1,687	—	—		—	1,687	—
Cash Equivalents	592,003	—	—		—	592,003	—

Total	6,913,348	—	—		—	6,913,348	—
VA Mid Corp America Fund
Common Stocks	19,121,700	—	—		—	19,121,700	—
Cash Equivalents	927,735	—	—		—	927,735	—

Total	20,049,435	—	—		—	20,049,435	—
VA New Economy Fund
Common Stocks	11,629,185	—	—		—	11,629,185	—
Options Purchased	66,150	—	—		—	66,150	—
Cash Equivalents	633,742	—	—		—	633,742	—
Written Options	—	(39,400)	—		—	—	(39,400)

Total	12,329,077	(39,400)	—		—	12,329,077	(39,400)

52

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2011

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*
VA Real Strategies Fund
Common Stocks	$3,331,503	$—	$—	$—	$3,331,503	$—
Corporate Bonds	—	—	62,300	—	62,300	—
Exchange-Traded Funds	237,138	—	—	—	237,138	—
Closed-End Fund	71,295	—	—	—	71,295	—
Options Purchased	22,148	—	—	—	22,148	—
Cash Equivalents	142,687	—	—	—	142,687	—
Written Options	—	(33,312)	—	—	—	(33,312)

Total	3,804,771	(33,312)	62,300	—	3,867,071	(33,312)
VA Rotating Markets Fund
Common Stocks	6,690,804	—	—	—	6,690,804	—
Exchange-Traded Funds	348,086	—	—	—	348,086	—
Cash Equivalents	22,422	—	—	—	22,422	—

Total	7,061,312	—	—	—	7,061,312	—
VA Situs Fund
Common Stocks	27,471,581	—	—	—	27,471,581	—
Exchange-Traded Funds	150,325	—	—	—	150,325	—
Cash Equivalents	3,627,169	—	—	—	3,627,169	—

Total	31,249,075	—	—	—	31,249,075	—
VA Mortgage Securities Fund
U.S. Government Mortgage Backed Agencies	—	—	13,257,336	—	13,257,336	—
U.S. Government Agencies	—	—	2,910,806	—	2,910,806	—
Common Stocks	2,036,423	—	—	—	2,036,423	—
Collateralized Mortgage Obligations	—	—	928,407	—	928,407	—
Cash Equivalents	814,203	—	—	—	814,203	—

Total	2,850,626	—	17,096,549	—	19,947,175	—

*Other	Financial Instruments are derivatives instruments not reflected on the Portfolio of Investments, such as written option contracts.
(1)	Consists of Allianz SE, 8.375%, listed under Financials.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2010	Change in unrealized appreciation (depreciation)	Transfer in Level 3 (a)(b)	Transfer out of Level 3 (a)(c)	Balance as of June 30, 2011
VA Situs Fund
Common Stocks	$—	$(2,407)	$29,247	$(26,840)	$—

(a)	The amount of transfers in and/or out are reflected at the securities' fair value on the date of the transfer.
(b)	Transfers in relate primarily to securities for which observable inputs became unavailable during the period. Therefore, the securities were valued at fair value by the Advisor, in conformity with guidelines adopted by and subject to review by the Board.
(c)	Transfers out relate primarily to securities for which observable inputs became available during the period, and as of June 30, 2011, the Fund was able to obtain quotes from its pricing service. These quotes represent Level 1 inputs, which is the level of the fair value hierarchy in which these securities are included as of June 30, 2011.

B.	Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

H U N T I N G T O N      F U N D S

53

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2011

C.	When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

E.	Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At June 30, 2011, VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of VA Income Equity Fund’s written option activity for the six months ended June 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	630	35,920
Options expired	(280)	(14,660)
Options closed	(115)	(2,530)
Options exercised	(50)	(3,250)

Outstanding at 06/30/2011	185	$15,480

54

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2011

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Kimberly-Clark Corp.	Call	July 2011	$67.50	35	$1,050	$1,190
Repsol YPF SA	Call	July 2011	35	80	4,400	5,760
Waste Management, Inc.	Call	July 2011	40	70	525	2,555
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$9,505

The following is a summary of VA New Economy Fund’s written option activity for the six months ended June 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	185	$115,244
Options written	3,395	1,631,130
Options expired	(83)	(18,835)
Options closed	(3,364)	(1,659,192)
Options exercised	(76)	(37,779)

Outstanding at 06/30/2011	57	$30,568

At June 30, 2011, VA New Economy Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Celgene Corp.	Call	July 2011	$55	34	$18,700	$(1,633)
Perrigo Co.	Call	August 2011	80	23	20,700	(7,199)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(8,832)

The following is a summary of VA Real Strategies Fund’s written option activity for the six months ended June 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	95	$22,750
Options written	378	79,635
Options expired	(202)	(32,677)
Options closed	(132)	(17,778)
Options exercised	(60)	(10,947)

Outstanding at 06/30/2011	79	$40,983

At June 30, 2011, VA Real Strategies Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Barrick Gold Corp.	Put	July 2011	$46	10	$1,250	$150
Diamond Offshore	Put	January 2012	74.50	8	6,600	(152)
Fluor Corp.	Put	July 2011	65	10	1,500	3,320
SPDR Gold Trust	Put	January 2012	125	10	1,130	6,290
Marathon Oil Corp.	Put	July 2011	50	6	282	533
Southern Copper Corp.	Put	July 2011	35	20	4,400	3,740
iPath S&P 500 VIX	Put	January 2012	60	15	18,150	(6,210)
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$7,671

H U N T I N G T O N      F U N D S

55

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2011

The following is a summary of VA Situs Fund’s written option activity for the six months ended June 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	50	15,350
Options exercised	(50)	(15,350)

Outstanding at 06/30/2011	—	$—

The following tables provide a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of June 30, 2011, and the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011.

The fair value of Derivative Instruments as of June 30, 2011 is as follows:

	Asset Derivatives	Liability Derivatives
Primary Risk Exposure	Statements of Assets and Liabilities Location	Statements of Assets and Liabilities Location	Fund	Fair Value
Option Contracts		Options Written, at value	VA Income Equity Fund	$5,975
			VA New Economy Fund	39,400
			VA Real Strategies Fund	33,312
	Investments, at value		VA New Economy Fund	66,150
			VA Real Strategies Fund	22,148

The effect of Derivative Instruments on the Statements of Operations for the six months ended June 30, 2011 is as follows:

Primary Risk Exposure	Location of Gain (Loss) on Derivatives Recognized in Income	Fund	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income	Gross Notional Amount Outstanding as of June 30, 2011
Option Contracts	Net Realized gain (loss) on option transactions/net change in unrealized appreciation/depreciation of investments and options	VA Income Equity Fund VA New Economy Fund VA Real Strategies Fund	$(13,285 (667,817 31,986	) )	$9,505 2,760 637	$796,250 2,351,000 783,800

The gross notional amount of options outstanding (both purchased and written) is indicative of the volume of each Fund’s derivative activity for the six-month period ended June 30, 2011.

Derivative positions during the period and at period end are reflected for each Fund in the tables presented above. The volume of these positions relative to each Fund’s net assets at the close of the reporting period is generally higher than the volume of such positions at the beginning of the reporting period. The Funds value derivative instruments at fair value and recognize changes in fair value currently in the results on operations.

F.	Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds based on the prior day’s closing price. The Funds receive payments from borrower’s equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral, or receives a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to

56

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2011

termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Brown Brothers Harriman (“BBH”) serves as the sub-custodian for the securities lending program. BBH retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowing with respect to securities loans.

As of June 30, 2011, the Funds did not have securities on loan.

G.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

H.	Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually for the Funds. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. foreign currency gain/loss, paydowns, distributions and income received from pass through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales.

Certain of the Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

I.	Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

J.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.

Withholding taxes on foreign interest, dividends and capital gains with respect to the Funds have been provided for in accordance with each applicable country’s tax rules and rates.

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) *
VA Balanced Fund	$32,596,749	$3,196,825	$(194,397)	$3,002,428
VA Dividend Capture Fund	31,659,095	2,906,390	(316,795)	2,589,595
VA Growth Fund	16,914,352	2,659,365	(388,053)	2,271,312
VA Income Equity Fund	20,434,258	2,261,984	(400,848)	1,861,136
VA International Equity Fund	22,329,226	4,597,165	(1,074,273)	3,522,892
VA Macro 100 Fund	5,983,733	1,270,277	(340,662)	929,615
VA Mid Corp America Fund	12,275,616	7,977,111	(203,292)	7,773,819
VA New Economy Fund	12,323,640	741,854	(736,417)	5,437

H U N T I N G T O N      F U N D S

57

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2011

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) *
VA Real Strategies Fund	3,286,206	634,359	(53,494)	580,865
VA Rotating Markets Fund	5,845,303	1,258,923	(42,914)	1,216,009
VA Situs Fund	24,884,200	8,192,089	(1,827,214)	6,364,875
VA Mortgage Securities Fund	19,229,915	808,484	(91,224)	717,260

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

As of December 31, 2010, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains if any, to the extent provided by the Treasury regulations:

Fund	Amount	Expires
VA Dividend Capture Fund	$3,223,609	2016
VA Dividend Capture Fund	10,379,593	2017
VA Growth Fund	268,401	2016
VA Growth Fund	2,008,824	2017
VA Income Equity Fund	1,255,286	2016
VA Income Equity Fund	4,884,104	2017
VA International Equity Fund	226,000	2016
VA International Equity Fund	1,984,700	2017
VA International Equity Fund	563,899	2018
VA Macro 100 Fund	1,759,976	2016
VA Macro 100 Fund	$436,650	2017
VA Macro 100 Fund	$494,288	2018
VA Mid Corp America Fund	$1,074,905	2017
VA New Economy Fund	$3,531,313	2017
VA Real Strategies Fund	$15,905	2016
VA Real Strategies Fund	$46,457	2017
VA Rotating Markets Fund	$984,512	2017
VA Situs Fund	$157,155	2016
VA Situs Fund	$1,862,604	2017
VA Situs Fund	$92,594	2018
VA Mortgage Securities Fund	$100,360	2016
VA Mortgage Securities Fund	$90,146	2017
VA Mortgage Securities Fund	$19,982	2018

During the year ended December 31, 2010, VA Balanced Fund, VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA Mid Corp America Fund, VA New Economy Fund, VA Real Strategies Fund and VA Rotating Markets Fund utilized $9,565, $877,704, $1,890,401, $1,518,929, $711,912, $270,399, $8,022 and $389,123 respectively, in capital loss carryforwards.

The tax character of distributions paid during the fiscal year ended December 31, 2010, was as follows:

	Distributions Paid From*
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
VA Balanced Fund	$21,245	$—	$21,245	$—	$21,245
VA Dividend Capture Fund	1,386,649	—	1,386,649	—	1,386,649
VA Growth Fund	24,485	—	24,485	—	24,485
VA Income Equity Fund	573,537	—	573,537	—	573,537
VA International Equity Fund	244,844	—	244,844	—	244,844
VA Macro 100 Fund	50,145	—	50,145	—	50,145
VA Mid Corp America Fund	123,644	—	123,644	—	123,644
VA New Economy Fund	11,498	—	11,498	—	11,498
VA Real Strategies Fund	5,230	—	5,230	—	5,230
VA Rotating Markets Fund	73,676	—	73,676	—	73,676

58

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2011

	Distributions Paid From*
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
VA Situs Fund	83,106	—	83,106	—	83,106
VA Mortgage Securities Fund	316,096	—	316,096	—	316,096

*	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

As of December 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
VA Balanced Fund	$355,694	$1,631	$357,325	$—	$1,968,831	$2,326,156
VA Dividend Capture Fund	1,160,345	—	1,160,345	(13,603,202)	2,868,089	(9,574,768)
VA Growth Fund	27,473	—	27,473	(2,277,286)	1,681,853	(567,960)
VA Income Equity Fund	583,638	—	583,638	(6,139,391)	1,500,200	(4,055,553)
VA International Equity Fund	323,696	—	323,696	(2,776,853)	3,076,714	623,557
VA Macro 100 Fund	35,121	—	35,121	(2,696,514)	754,525	(1,906,868)
VA Mid Corp America Fund	77,366	—	77,366	(1,074,907)	7,830,407	6,832,866
VA New Economy Fund	—	—	—	(3,569,167)	1,489,948	(2,079,219)
VA Real Strategies Fund	7,538	—	7,538	(67,554)	532,196	472,180
VA Rotating Markets Fund	21,470	—	21,470	(984,512)	761,669	(201,373)
VA Situs Fund	10,156	—	10,156	(2,153,643)	4,757,297	2,613,810
VA Mortgage Securities Fund	388,141	—	388,141	(224,457)	423,602	587,286

*	The differences between the book-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate

Net capital losses incurred after October 31 and within the taxable year are deemed to arise of the first business day of the Funds’ next taxable year. For the year ended December 31, 2010, the Fund deferred post-October capital losses and post-October currency losses as follows:

Fund	Capital Losses	Currency Losses
VA Growth Fund	$—	$60
VA Income Equity Fund	—	1
VA International Equity Fund	—	2,253
VA Macro 100 Fund	5,601	—
VA Real Strategies Fund	1,694	—
VA Situs Fund	41,289	—
VA Mortgage Securities Fund	13,969	—

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

K.	New Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

H U N T I N G T O N      F U N D S

59

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2011

(3)	Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee—Huntington Asset Advisors, Inc. (the “Advisor”), a subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ investment advisor. The Advisor receives a fee for its services, computed daily and paid monthly, at an annual rate of 0.60% of the average daily net assets of each Fund, except for VA Balanced Fund, for which the Advisor receives a fee, computed daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of the VA Balanced Fund.

The Advisor has agreed to contractually waive all or a portion of its investment advisory fee for VA Balanced Fund (based on average daily net assets) to which it is otherwise entitled and/or to reimburse certain operating expenses of VA Balanced Fund in order to limit the total direct net annual operating expenses to not more than 0.10% of the average daily net assets of VA Balanced Fund through April 30, 2012. Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

Consulting Fee—Laffer Investments, Inc. acts as a consultant (the “Consultant”) to the Advisor for VA Macro 100 Fund. The Advisor pays the Consultant a fee for its services. Neither the Trust nor VA Macro 100 Fund is liable for payment of this fee.

Administrative and Financial Administration Fees—Huntington is the Administrator to the Trust, and Huntington Asset Services, Inc. (“HASI”), an affiliate of Huntington, is the Sub-Administrator. As Administrator, Huntington provides the Funds with certain administrative services. As Sub-Administrator, HASI provides the Funds with certain administrative personnel, and generally assists with the provision of administrative services necessary to operate the Funds. The Administrator pays the Sub-Administrator a fee for the services it provides to the Trust. Huntington also provides portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to HASI. HASI is paid directly by Huntington, not the Funds, for these services. The fees paid for administrative and sub-administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.1822%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

There is no minimum annual fee per fund or class of shares.

Transfer and Dividend Disbursing Agent Fees and Expenses—HASI is the transfer and dividend disbursing agent for the Funds. For its services, HASI receives a yearly fixed amount per shareholder account, subject to a yearly minimum of $6,000 for each of the Funds. HASI is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees—Huntington serves as custodian for each of the Funds. Brown Brothers Harriman serves as sub-custodian for VA International Equity Fund’s, VA Real Strategies Fund’s and VA Situs Fund’s foreign assets. Huntington and Brown Brothers Harriman receive fees based on the level of a Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Compliance Services—The Trust has contracted with Huntington to provide a Chief Compliance Officer to the Trust, for which it pays Huntington $131,250 annually.

General—Certain officers of the Trust are Officers and/or Directors or Trustees of the above companies.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Advisor. Income distributions earned from investments in this fund are recorded as income from affiliates in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/10 Market Value	Purchases	Sales	06/30/11 Market Value	Income
VA Dividend Capture Fund	$160,142	$6,508,892	$(5,975,391)	$693,643	$37
VA Growth Fund	922,241	7,647,117	(8,036,745)	532,613	21
VA Income Equity Fund	687,915	2,311,721	(2,688,448)	311,188	15
VA International Equity Fund	840,153	4,918,421	(3,924,728)	1,833,846	78
VA Macro 100 Fund	539,053	657,100	(604,150)	592,003	27
VA Mid Corp America Fund	910,222	2,633,606	(2,616,093)	927,735	38
VA New Economy Fund	465,599	9,370,986	(9,202,843)	633,742	44
VA Real Strategies Fund	231,852	1,123,189	(1,212,354)	142,687	21
VA Rotating Markets Fund	198,325	321,858	(497,761)	22,422	5
VA Situs Fund	243,370	7,227,677	(3,843,878)	3,627,169	147
VA Mortgage Securities Fund	670,903	5,564,961	(5,421,661)	814,203	45

60

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2011

Additionally, VA Balanced Fund invests in other funds within the Trust. A summary of the VA Balanced Fund’s investments in these affiliated funds is set forth below:

VA Balanced Fund	12/31/10 Market Value	Purchases	Sales	06/30/11 Market Value	Income
Huntington Money Market Fund	$545,928	$5,418,477	$(5,013,089)	$951,316	$35
Huntington Fixed Income Securities Fund	8,466,869	3,428,017	(917,511)	11,059,824	167,047
VA Dividend Capture Fund	1,068,169	292,898	(28,485)	1,414,354	—
VA Growth Fund	4,809,200	1,774,356	(360,643)	6,391,827	—
VA Income Equity Fund	3,205,326	879,641	(124,344)	4,263,709	—
VA International Equity Fund	2,687,250	1,000,345	(268,326)	3,561,088	—
VA Macro 100 Fund	1,330,993	418,409	(23,415)	1,774,934	—
VA Mid Corp America Fund	1,062,960	337,014	(67,106)	1,419,054	—
VA New Economy Fund	1,200,180	482,780	(98,662)	1,590,749	—
VA Situs Fund	666,228	219,936	(60,312)	887,142	—
VA Mortgage Securities Fund	1,744,317	612,833	(134,641)	2,285,180	—

(4)	VA Balanced Fund, VA Real Strategies Fund and VA Rotating Markets Fund Structure

The VA Balanced Fund, VA Real Strategies Fund and VA Rotating Markets Fund (“Investing Funds”), in accordance with their prospectuses, seek to achieve their investment objectives by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Investing Funds incur expenses of both the Investing Funds and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(5)	Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the six month period ended June 30, 2011 were as follows:

Fund	Purchases	Sales
VA Balanced Fund	$9,446,229	$2,083,445
VA Dividend Capture Fund	26,156,848	27,854,035
VA Growth Fund	14,662,113	14,382,842
VA Income Equity Fund	18,782,453	19,493,513
VA International Equity Fund	6,479,101	4,788,079
VA Macro 100 Fund	447,028	422,239
VA Mid Corp America Fund	1,691,490	3,396,936
VA New Economy Fund	19,910,125	21,312,470
VA Real Strategies Fund	1,829,196	973,898
VA Rotating Markets Fund	—	198,589
VA Situs Fund	4,465,393	2,519,835
VA Mortgage Securities Fund	5,270,813	2,965,170

Purchases and sales of long-term U.S. government securities for the six month period ended June 30, 2011 were as follows:

Fund	Purchases	Sales
VA Mortgage Securities Fund	$5,066,793	$2,886,489

(6)	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a sever effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate. Fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

H U N T I N G T O N      F U N D S

61

Huntington Funds

Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2011 to June 30, 2011.

Actual Expenses. The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value, January 1, 2011	Ending Account Value, June 30, 2011	Expenses Paid During Period(1)	Annualized Expense Ratio
VA Balanced Fund
Actual	$1,000.00	$1,041.50	$0.51	0.10%
Hypothetical(2)	$1,000.00	$1,024.30	$0.50	0.10%
VA Dividend Capture Fund
Actual	$1,000.00	$1,071.80	$5.01	0.97%
Hypothetical(2)	$1,000.00	$1,019.96	$4.88	0.97%
VA Growth Fund
Actual	$1,000.00	$1,032.00	$5.08	1.01%
Hypothetical(2)	$1,000.00	$1,019.79	$5.05	1.01%
VA Income Equity Fund
Actual	$1,000.00	$1,094.60	$5.24	1.01%
Hypothetical(2)	$1,000.00	$1,019.80	$5.05	1.01%
VA International Equity Fund
Actual	$1,000.00	$1,041.50	$5.15	1.02%
Hypothetical(2)	$1,000.00	$1,019.75	$5.09	1.02%
VA Macro 100 Fund
Actual	$1,000.00	$1,037.70	$6.07	1.20%
Hypothetical(2)	$1,000.00	$1,018.83	$6.02	1.20%
VA Mid Corp America Fund
Actual	$1,000.00	$1,073.10	$5.26	1.02%
Hypothetical(2)	$1,000.00	$1,019.72	$5.12	1.02%
VA New Economy Fund
Actual	$1,000.00	$1,007.10	$5.42	1.09%
Hypothetical(2)	$1,000.00	$1,019.39	$5.46	1.09%
VA Real Strategies Fund
Actual	$1,000.00	$1,032.20	$7.71	1.53%
Hypothetical(2)	$1,000.00	$1,017.20	$7.66	1.53%

62

Huntington Funds

	Beginning Account Value, January 1, 2011	Ending Account Value, June 30, 2011	Expenses Paid During Period(1)	Annualized Expense Ratio
VA Rotating Markets Fund
Actual	$1,000.00	$1,077.50	$6.02	1.17%
Hypothetical(2)	$1,000.00	$1,019.00	$5.85	1.17%
VA Situs Fund
Actual	$1,000.00	$1,086.70	$5.07	0.98%
Hypothetical(2)	$1,000.00	$1,019.93	$4.91	0.98%
VA Mortgage Securities Fund
Actual	$1,000.00	$1,027.00	$5.50	1.09%
Hypothetical(2)	$1,000.00	$1,019.37	$5.48	1.09%

(1)

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period beginning Janaury 1, 2011 through June 30, 2011. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2)	Hypothetical assumes 5% annual return before expenses.

H U N T I N G T O N      F U N D S

63

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each Fund’s objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonvafunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonvafunds.com by selecting “Form N-Q.”

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., is the Administrator and Custodian of The Huntington Funds. Huntington Asset Services, Inc. serves as the Sub-Administrator and Sub-Fund Accountant and is affiliated with the Huntington National Bank. Additionally, Brown Brothers Harriman & Co. is the Sub-Custodian of certain of the Funds. Huntington Asset Advisors, Inc., a subsidiary of the Huntington National Bank, serves as Investment Advisor to the Funds. Unified Financial Securities, Inc. serves as the Distributor of The Huntington Funds and is affiliated with the Huntington National Bank.

Cusip 446327165

Cusip 446771206

Cusip 446771107

Cusip 446771701

Cusip 446771305

Cusip 446771503

Cusip 446771602

Cusip 446771800

Cusip 446771875

Cusip 446771867

Cusip 446771883

Cusip 446327215

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) The Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Huntington Funds

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer

Date 8/31/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer

Date 8/31/11

By (Signature and Title)*	/s/ Robert Silva
Robert Silva, Treasurer and Principal Financial Officer

Date 8/31/11